                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09491

                    Allianz Variable Insurance Products Trust
               (Exact name of registrant as specified in charter)

                5701 Golden Hills Dr., Minneapolis, MN 55416-1297
               (Address of principal executive offices) (Zip code)

         BISYS Fund Services, Inc., 3435 Stelzer Rd., Columbus, OH 43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-0197

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                                   AZL(R) AIM
                                BASIC VALUE FUND
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                                   ALLIANZ FUNDS

                                TABLE OF CONTENTS

               Expense Examples and Portfolio Composition
                                     Page 1

                    Schedule of Portfolio Investments
                                     Page 3

                   Statement of Assets and Liabilities
                                     Page 5

                         Statement of Operations
                                     Page 6

                   Statements of Changes in Net Assets
                                     Page 7

                           Financial Highlights
                                     Page 8

                    Notes to the Financial Statements
                                     Page 9

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM BASIC VALUE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the AZL AIM Basic Value Fund, you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AZL AIM Basic Value Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL AIM Basic Value Fund...............    $1,000.00       $1,009.50          $5.98               1.20%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the AZL AIM Basic Value Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL AIM Basic Value Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL AIM Basic Value Fund...............    $1,000.00       $1,018.84          $6.01              1.20%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM BASIC VALUE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The AZL AIM Basic Value Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2006.

                                                PERCENT OF
   AZL AIM BASIC VALUE FUND                    NET ASSETS*
   ------------------------                    ------------
   Banking/Financial Services................      16.8%
   Building Products.........................       2.7
   Computers.................................       3.1
   Electronics...............................       5.5
   Health Care...............................      12.5
   Insurance.................................       6.1
   Manufacturing.............................      10.4
   Oil/Gas...................................       8.7
   Pharmaceuticals...........................       4.4
   Retail/Wholesale..........................       8.6
   Services..................................      16.1
   Travel/Entertainment......................       2.4
   Short-Term Investments....................       8.9
                                                  -----
                                                  106.2%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%. For more information about the amounts for each industry, net assets, and total investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM BASIC VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS (97.3%):
Banking/Financial Services (16.8%):
    95,100    Bank of New York Company,
                Inc. .....................    $  3,062,220
    99,200    Citigroup, Inc. ............       4,785,408
   104,997    Fannie Mae..................       5,050,356
    91,100    H&R Block, Inc.(+)..........       2,173,646
   144,808    JPMorgan Chase & Co. .......       6,081,936
    54,980    Merrill Lynch & Company,
                Inc. .....................       3,824,409
    60,300    Morgan Stanley..............       3,811,563
                                              ------------
                                                28,789,538
                                              ------------
Building Products (2.7%):
    79,761    Cemex SA de CV, ADR.........       4,543,986
                                              ------------
Computers (3.1%):
   120,421    Dell, Inc.*.................       2,939,476
    97,969    Microsoft Corp. ............       2,282,678
                                              ------------
                                                 5,222,154
                                              ------------
Electronics (5.5%):
   195,350    CA, Inc.(+).................       4,014,442
   120,697    Novellus Systems,
                Inc.*(+)..................       2,981,216
    76,950    Philips Electronics NV(+)...       2,396,223
                                              ------------
                                                 9,391,881
                                              ------------
Health Care (12.5%):
   103,819    Cardinal Health, Inc. ......       6,678,677
    58,300    HCA, Inc. ..................       2,515,645
    36,551    McKesson Corp. .............       1,728,131
    52,864    Sanofi-Aventis..............       5,158,357
   113,835    UnitedHealth Group, Inc. ...       5,097,531
                                              ------------
                                                21,178,341
                                              ------------
Insurance (6.1%):
    70,050    ACE, Ltd. ..................       3,543,829
    74,000    Genworth Financial, Inc.,
                Class A...................       2,578,160
    26,085    Marsh & McLennan Companies,
                Inc. .....................         701,426
    27,400    MGIC Investment Corp. ......       1,781,000
    29,550    Radian Group, Inc. .........       1,825,599
                                              ------------
                                                10,430,014
                                              ------------
Manufacturing (10.4%):
    99,650    American Standard Companies,
                Inc. .....................       4,311,856
   131,293    General Electric Co. .......       4,327,417
   233,150    Tyco International, Ltd. ...       6,411,625
   116,900    Unilever NV.................       2,648,380
                                              ------------
                                                17,699,278
                                              ------------
Oil/Gas (8.7%):
    67,700    Halliburton Co. ............       5,024,017
    65,800    Transocean, Inc.*(+)........       5,285,056
    89,100    Weatherford International,
                Ltd.*.....................       4,421,142
                                              ------------
                                                14,730,215
                                              ------------

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS, CONTINUED
Pharmaceuticals (4.4%):
   134,300    Pfizer, Inc. ...............    $  3,152,021
    96,422    Wyeth.......................       4,282,101
                                              ------------
                                                 7,434,122
                                              ------------
Retail/Wholesale (8.6%):
   184,450    Gap, Inc. ..................       3,209,430
    88,133    Kroger Co. .................       1,926,587
    52,924    Molson Coors Brewing Co.,
                Class B...................       3,592,481
    85,500    Safeway, Inc. ..............       2,223,000
    74,009    Target Corp. ...............       3,616,820
                                              ------------
                                                14,568,318
                                              ------------
Services (16.1%):
   205,252    Cendant Corp. ..............       3,343,555
    73,014    Ceridian Corp.*(+)..........       1,784,462
   138,800    First Data Corp. ...........       6,251,552
   394,515    Interpublic Group of
                Companies, Inc.*(+).......       3,294,200
    52,421    Omnicom Group, Inc. ........       4,670,187
   126,000    Waste Management, Inc. .....       4,520,880
    82,400    Waters Corp.*...............       3,658,560
                                              ------------
                                                27,523,396
                                              ------------
Travel/Entertainment (2.4%):
   134,883    Walt Disney Co. ............       4,046,490
                                              ------------
  Total Common Stocks
    (Cost $138,402,846)                        165,557,733
                                              ------------
COLLATERAL FOR SECURITIES ON LOAN (6.2%):
10,517,664    Northern Trust Liquid
                Institutional Asset
                Portfolio.................      10,517,664
                                              ------------
  Total Collateral for Securities on Loan
    (Cost $10,517,664)                          10,517,664
                                              ------------
DEPOSIT ACCOUNT (2.7%):
 4,552,851    NTRS London Deposit
                Account...................       4,552,851
                                              ------------
  Total Deposit Account
    (Cost $4,552,851)                            4,552,851
                                              ------------
  Total Investments
    (Cost $153,473,361)(a)--106.2%             180,628,248
  Liabilities in excess of other
  assets--(6.2)%                               (10,593,111)
                                              ------------
  Net Assets--100.0%                          $170,035,137
                                              ============

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM BASIC VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

------------

Percentages indicated are based on net assets of $170,035,137.

*   Non-income producing security.

(+) All or a portion of security is loaned as of June 30, 2006.

ADR--American Depositary Receipt.

(a) Cost for federal income tax purposes is $154,015,045. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

    Unrealized appreciation...................  $33,161,031
    Unrealized depreciation...................   (6,547,828)
                                                -----------
    Net unrealized appreciation...............  $26,613,203
                                                ===========

   The following represents the concentrations by country as of June 30, 2006 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     84.4%
    Bermuda...................................      3.8%
    Cayman Islands............................      3.1%
    France....................................      3.0%
    Netherlands...............................      3.0%
    Mexico....................................      2.7%
                                                  ------
                                                  100.0%
                                                  ======

See accompanying notes to the financial statements.
 4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

                                                                 AZL AIM
                                                               BASIC VALUE
                                                                   FUND
                                                               ------------
ASSETS
Investment securities, at cost..............................   $153,473,361
                                                               ============
Investment securities, at value*............................   $180,628,248
Foreign currency, at value (cost $10,908)...................         11,074
Interest and dividends receivable...........................        147,578
Receivable for capital shares issued........................         41,979
Receivable for investments sold.............................        368,913
Reclaim receivable..........................................          6,736
                                                               ------------
  Total Assets..............................................    181,204,528
                                                               ------------

LIABILITIES.................................................
Payable for investments purchased...........................        449,455
Payable for capital shares redeemed.........................            317
Payable for return of collateral received...................     10,517,664
Manager fees payable........................................        115,781
Administration fees payable.................................          8,018
Distribution fees payable...................................         35,227
Administrative services fees payable........................            815
Compliance services fees payable............................            242
Other accrued liabilities...................................         41,872
                                                               ------------
  Total Liabilities.........................................     11,169,391
                                                               ------------
NET ASSETS..................................................   $170,035,137
                                                               ============
NET ASSETS CONSIST OF:
  Capital...................................................   $134,393,639
  Undistributed net investment income/(loss)................        547,859
  Net realized gains/(losses) on investments................      7,938,486
  Net unrealized appreciation/(depreciation) on
     investments............................................     27,155,153
                                                               ------------
NET ASSETS..................................................   $170,035,137
                                                               ============
Shares of beneficial interest...............................     14,572,068
Net Asset Value (offering and redemption price per share)...   $      11.67
                                                               ============

------------
*   Includes securities on loan of $10,273,974.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

                                                                AZL AIM
                                                              BASIC VALUE
                                                                 FUND
                                                              -----------
INVESTMENT INCOME:
Interest....................................................  $    54,182
Dividends...................................................    1,408,429
Income from securities lending..............................        7,240
Foreign withholding tax.....................................      (26,732)
                                                              -----------
  Total Investment Income...................................    1,443,119
                                                              -----------
EXPENSES:
Manager fees................................................      678,888
Administration fees.........................................       50,596
Distribution fees...........................................      226,296
Audit fees..................................................        4,449
Administrative services fees................................        1,639
Compliance services fees....................................        1,590
Custodian fees..............................................        7,820
Legal fees..................................................        6,801
Shareholder reports.........................................        5,738
Trustees' fees..............................................        3,795
Recoupment of prior expenses reimbursed by the Manager......       55,955
Other expenses..............................................       42,653
                                                              -----------
  Total expenses before reductions..........................    1,086,220
  Less expenses paid indirectly.............................         (911)
                                                              -----------
  Net Expenses..............................................    1,085,309
                                                              -----------
NET INVESTMENT INCOME/(LOSS)................................      357,810
                                                              -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on securities and foreign
  currency transactions.....................................    2,837,227
Change in unrealized appreciation/depreciation on securities
  and foreign currencies....................................   (1,610,088)
                                                              -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...    1,227,139
                                                              -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............  $ 1,584,949
                                                              ===========

See accompanying notes to the financial statements.
 6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          AZL AIM
                                                                     BASIC VALUE FUND
                                                              -------------------------------
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2006             2005
                                                              ----------------   ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $    357,810     $    206,536
  Net realized gains/(losses) on investments................       2,837,227        5,234,316
  Change in unrealized appreciation/depreciation on
     investments............................................      (1,610,088)       3,514,331
                                                                ------------     ------------
  Change in net assets resulting from operations............       1,584,949        8,955,183
                                                                ------------     ------------
DIVIDENDS TO SHAREHOLDERS:
  From net realized gains on investments....................              --       (4,262,478)
                                                                ------------     ------------
  Change in net assets resulting from dividends to
     shareholders...........................................              --       (4,262,478)
                                                                ------------     ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................       4,647,489       17,411,077
  Proceeds from dividends reinvested........................              --        4,262,478
  Cost of shares redeemed...................................     (15,905,137)     (17,149,855)
                                                                ------------     ------------
  Change in net assets from capital transactions............     (11,257,648)       4,523,700
                                                                ------------     ------------
  Change in net assets......................................      (9,672,699)       9,216,405
NET ASSETS:
  Beginning of period.......................................     179,707,836      170,491,431
                                                                ------------     ------------
  End of period.............................................    $170,035,137     $179,707,836
                                                                ============     ============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $    547,859     $    190,049
                                                                ============     ============
SHARE TRANSACTIONS:
  Shares issued.............................................         388,497        1,557,454
  Dividends reinvested......................................              --          379,900
  Shares redeemed...........................................      (1,365,978)      (1,542,874)
                                                                ------------     ------------
  Change in shares..........................................        (977,481)         394,480
                                                                ============     ============

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM BASIC VALUE FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                    SIX MONTHS ENDED      YEAR ENDED DECEMBER 31,      MAY 1, 2002 TO
                                                        JUNE 30,       -----------------------------    DECEMBER 31,
                                                          2006           2005       2004      2003        2002(a)
                                                    ----------------   --------   --------   -------   --------------
                                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............      $  11.56       $  11.25   $  10.15   $  7.63      $ 10.00
                                                        --------       --------   --------   -------      -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................          0.03           0.01         --*    (0.01)        0.01
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................          0.08           0.58       1.10      2.53        (2.37)
                                                        --------       --------   --------   -------      -------
  Total from Investment Activities................          0.11           0.59       1.10      2.52        (2.36)
                                                        --------       --------   --------   -------      -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................            --             --         --        --        (0.01)
  Net Realized Gains..............................            --          (0.28)        --        --           --
                                                        --------       --------   --------   -------      -------
  Total Dividends.................................            --          (0.28)        --        --        (0.01)
                                                        --------       --------   --------   -------      -------
NET ASSET VALUE, END OF PERIOD....................      $  11.67       $  11.56   $  11.25   $ 10.15      $  7.63
                                                        ========       ========   ========   =======      =======
TOTAL RETURN**(b).................................          0.95%          5.29%     10.84%    33.03%      (23.64)%
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................      $170,035       $179,708   $170,491   $91,232      $20,776
Net Investment Income/(Loss)(c)...................          0.40%          0.12%      0.00%    (0.10)%       0.22%
Expenses Before Reductions***(c)..................          1.20%          1.20%      1.20%     1.28%        2.19%
Expenses Net of Reductions(c).....................          1.20%          1.20%      1.17%     1.10%        1.10%
Expenses Net of Reductions(c)(d)..................          1.20%          1.20%       N/A       N/A          N/A
Portfolio Turnover Rate(b)........................          9.32%         18.38%     15.47%    17.11%       13.05%

------------
*   Amount less than $.005.

** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

*** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.
 8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM BASIC VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1. ORGANIZATION

  The Allianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. Effective May 1, 2006, each of the Funds that were previously named with the prefix "USAZ" changed their name to the prefix "AZL."

 --   AZL AIM Basic Value Fund
 --   AZL AIM International Equity Fund
 --   AZL Davis NY Venture Fund
 --   AZL Dreyfus Founders Equity Growth Fund
 --   AZL Dreyfus Premier Small Cap Value Fun
 --   AZL Franklin Small Cap Value Fund
 --   AZL Jennison 20/20 Focus Fund
 --   AZL Jennison Growth Fund
 --   AZL Legg Mason Growth Fund
 --   AZL Legg Mason Value Fund
 --   AZL Money Market Fund
 --   AZL Neuberger Berman Regency Fund
 --   AZL OCC Renaissance Fund
 --   AZL OCC Value Fund
 --   AZL Oppenheimer Developing Markets Fund
 --   AZL Oppenheimer Emerging Growth Fund
 --   AZL Oppenheimer Emerging Technologies Fund
 --   AZL Oppenheimer Global Fund
 --   AZL Oppenheimer International Growth Fund
 --   AZL Oppenheimer Main Street Fund
 --   AZL PIMCO Fundamental IndexPLUS Total Return Fund
 --   AZL Salomon Brothers Large Cap Growth Fund
 --   AZL Salomon Brothers Small Cap Growth Fund
 --   AZL Van Kampen Aggressive Growth Fund
 --   AZL Van Kampen Comstock Fund
 --   AZL Van Kampen Emerging Growth Fund
 --   AZL Van Kampen Equity and Income Fund
 --   AZL Van Kampen Global Franchise Fund
 --   AZL Van Kampen Global Real Estate Fund
 --   AZL Van Kampen Growth and Income Fund
 --   AZL Van Kampen Mid Cap Growth Fund

  Effective May 1, 2006, the USAllianz Variable Insurance Products Trust changed its name to Allianz Variable Insurance Products Trust. These Notes to the Financial Statements are for the AZL AIM Basic Value Fund (the "Fund").

  The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM BASIC VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on the trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM BASIC VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

  SECURITIES LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, approved by the Trust or Allianz Life Advisors, LLC, the investment manager of the Fund and when, in the judgment of the Trust, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2006, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF         VALUE OF
                                                                 COLLATERAL    LOANED SECURITIES
                                                                 -----------   -----------------
   AZL AIM Basic Value Fund....................................  $10,517,664      $10,273,974

  The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Assets Portfolio at June 30, 2006. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

  COMMISSION RECAPTURE

  Certain Funds participate in a commission recapture program. The Funds will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Funds, excluding investment advisory fees. The amounts for the Fund are disclosed as expenses paid indirectly on the Statement of Operations.

3. RELATED PARTY TRANSACTIONS

  Allianz Life Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement among the Manager, AIM Capital Management, Inc. ("AIM") and the Trust, AIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2007.

  For the six months ended June 30, 2006, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   AZL AIM Basic Value Fund....................................     0.75%          1.20%

  Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM BASIC VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Fund's expenses to exceed the stated limit during the respective year. At June 30, 2006, the contractual reimbursements that may potentially be made in subsequent years were as follows:

                                                                  EXPIRES      EXPIRES
                                                                 12/31/2006   12/31/2007
                                                                 ----------   ----------
   AZL AIM Basic Value Fund....................................   $30,635      $29,252

  In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

  Under an Administrative Services Agreement between the Funds and Manager, the Manager provides certain compliance oversight and filing services. The Manager is entitled to an amount equal to a portion of the Manager's quarterly expenses for employees who support the Trust's compliance program. In addition, the Manager is entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission. Fees are paid to the Manager on a quarterly basis and are reflected on the Statement of Operations as "Administrative services fees."

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with which certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex-wide annual base fee of $1,250,000 and an additional complex-wide asset-based fee, computed daily and paid monthly, which is based upon the following schedule:
  0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $5 billion, and 0.01% of net assets over $5 billion. The overall complex-wide fees are subject to a minimum fee based on $50,000 for each Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes employees available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO"). Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $50,000 for the six months ended June 30, 2006, plus certain out-of-pocket expenses. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees". BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2006, $4,419 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the six months ended June 30, 2006, actual Trustee compensation was $203,750 in total for both Trusts.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM BASIC VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

4. SECURITY PURCHASES AND SALES

  For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   AZL AIM Basic Value Fund....................................  $16,601,785   $26,684,324

5. OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust's website at https://www.allianzlife.com/ ProductsServices/Annuities/Variable/OptionInfo.aspx; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

                                 ALLIANZ FUNDS

THE ALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND             SANNRPT0606 8/06
SERVICES. THESE FUNDS ARE NOT FDIC INSURED.

                                   AZL(R)AIM
                           INTERNATIONAL EQUITY FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006
                                  (UNAUDITED)

                                                                   ALLIANZ FUNDS

                                TABLE OF CONTENTS

               Expense Examples and Portfolio Composition
                                     Page 1

                    Schedule of Portfolio Investments
                                     Page 3

                   Statement of Assets and Liabilities
                                     Page 6

                         Statement of Operations
                                     Page 7

                   Statements of Changes in Net Assets
                                     Page 8

                           Financial Highlights
                                     Page 9

                       Notes to the Financial Statements
                                     Page 10

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM INTERNATIONAL EQUITY FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the AZL AIM International Equity Fund, you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AZL AIM International Equity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL AIM International Equity Fund......    $1,000.00       $1,082.40          $7.44              1.44%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the AZL AIM International Equity Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL AIM International Equity Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL AIM International Equity Fund......    $1,000.00       $1,017.65          $7.20              1.44%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM INTERNATIONAL EQUITY FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The AZL AIM International Equity Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2006.

                                               PERCENT OF
   AZL AIM INTERNATIONAL EQUITY FUND           NET ASSETS*
   ---------------------------------           -----------
   Automobiles...............................       5.8%
   Banking/Financial Services................      17.9
   Beverages.................................       2.8
   Chemicals.................................       3.4
   Computers.................................       2.6
   Construction..............................       2.8
   Electronics...............................       8.0
   Food......................................       1.1
   Health Care...............................       2.9
   Insurance.................................       3.9
   Manufacturing.............................       9.6
   Media.....................................       0.8
   Metals/Mining.............................       1.4
   Oil/Gas...................................       9.1
   Pharmaceuticals...........................       3.3
   Retail/Wholesale..........................       6.3
   Services..................................       8.1
   Telecommunications........................       1.9
   Tobacco...................................       2.3
   Transportation............................       0.9
   Short-Term Investments....................      18.3
                                                  -----
                                                  113.2%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%. For more information about the amounts for each industry, net assets, and total investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS (94.9%):
Automobiles (5.8%):
    21,900    Denso Corp. ................    $    717,076
    16,830    Hyundai Motor Co. ..........       1,435,898
    78,007    Maruti Udyog, Ltd. .........       1,353,039
   196,500    Nissan Motor Company,
                Ltd. .....................       2,159,192
     2,518    Porsche AG(+)...............       2,435,619
    45,000    Toyota Motor Corp. .........       2,354,756
    60,600    Yamaha Motor Company,
                Ltd. .....................       1,583,245
                                              ------------
                                                12,038,825
                                              ------------
Banking/Financial Services (17.9%):
   345,395    Akbank T.A.S................       1,650,617
   222,159    Anglo Irish Bank Corp.
                plc.......................       3,461,207
   116,870    Banco Santander Central
                Hispano SA................       1,709,611
    44,169    BNP Paribas, Inc. ..........       4,220,874
    75,188    Commerzbank AG..............       2,724,392
    26,040    Credit Suisse Group.........       1,454,994
    40,738    Housing Development Finance
                Corp., Ltd. ..............       1,008,150
    50,066    ING Groep NV................       1,964,231
    24,337    KBC
                Bankverzekeringsholding...       2,608,221
    17,140    Kookmin Bank................       1,419,198
       209    Mizuho Financial Group,
                Inc. .....................       1,777,572
     9,690    ORIX Corp. .................       2,364,717
    57,319    OTP Bank Rt. ...............       1,621,744
    18,743    Societe Generale(+).........       2,750,866
   128,226    Standard Bank Group,
                Ltd. .....................       1,376,572
    31,586    UBS AG, Registered Shares...       3,455,564
   106,000    United Overseas Bank,
                Ltd. .....................       1,044,155
                                              ------------
                                                36,612,685
                                              ------------
Beverages (2.8%):
    33,731    Companhia de Bebidas das
                Americas, ADR(+)..........       1,391,404
    57,800    InBev NV(+).................       2,831,396
     7,658    Pernod-Ricard SA(+).........       1,516,804
                                              ------------
                                                 5,739,604
                                              ------------
Chemicals (3.4%):
    31,982    DSM NV......................       1,330,611
    18,802    Henkel KGAA(+)..............       2,147,038
    26,830    Syngenta AG*................       3,570,270
                                              ------------
                                                 7,047,919
                                              ------------
Computers (2.6%):
    35,600    Hitachi High-Technologies
                Corp. ....................       1,088,367
   256,804    Hon Hai Precision Industry
                Company, Ltd. ............       1,583,613
    34,725    Infosys Technologies, Ltd.,
                ADR(+)....................       2,653,337
                                              ------------
                                                 5,325,317
                                              ------------

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS, CONTINUED
Construction (2.8%):
    44,380    ACS Actividades Construccion
                y Servicios SA............    $  1,848,576
    37,663    Vinci SA....................       3,874,412
                                              ------------
                                                 5,722,988
                                              ------------
Electronics (8.0%):
    66,450    Canon, Inc. ................       3,250,640
    22,900    Companhia Brasileira de
                Distribuicao Grupo Pao de
                Acucar, ADR(+)............         713,106
    23,800    FANUC, Ltd. ................       2,148,283
    64,200    Hoya Corp. .................       2,295,507
     7,070    Keyence Corp. ..............       1,808,368
    85,000    Matsushita Electric
                Industrial Company,
                Ltd. .....................       1,798,964
   101,000    MediaTek, Inc. .............         935,560
     4,010    Samsung Electronics Company,
                Ltd. .....................       2,560,040
   106,739    Taiwan Semiconductor
                Manufacturing Company,
                Ltd., ADR.................         979,863
                                              ------------
                                                16,490,331
                                              ------------
Food (1.1%):
     7,108    Nestle SA, Registered
                Shares....................       2,230,831
                                              ------------
Health Care (2.9%):
    21,595    Roche Holding AG............       3,567,475
    25,000    Sanofi-Aventis..............       2,439,447
                                              ------------
                                                 6,006,922
                                              ------------
Insurance (3.9%):
   136,980    Aviva plc...................       1,935,989
    53,711    Axa(+)......................       1,758,650
    60,383    Manulife Financial Corp. ...       1,913,752
   433,000    Ping An Insurance (Group)
                Company of China,
                Ltd.(+)...................       1,320,019
    75,304    QBE Insurance Group,
                Ltd.(+)...................       1,144,927
                                              ------------
                                                 8,073,337
                                              ------------
Manufacturing (9.6%):
    65,800    Atlas Copco AB, Class A.....       1,829,138
    12,960    Continental AG..............       1,323,508
    33,208    CRH plc.....................       1,081,309
    20,335    CRH plc.....................         660,177
    25,540    Daewoo Shipbuilding & Marine
                Engineering Company,
                Ltd. .....................         749,339
    32,440    Hynix Semiconductor,
                Inc.*.....................       1,048,411
    55,200    JSR Corp. ..................       1,401,157
    36,024    MAN AG......................       2,603,469
    22,700    Nitto Denko Corp. ..........       1,619,017
     6,830    Puma AG Rudolf Dassler
                Sport.....................       2,652,654
    61,511    Reckitt Benckiser plc.......       2,293,581

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS, CONTINUED
Manufacturing, continued
     6,800    SMC Corp. ..................    $    964,451
    68,000    Suzuki Motor Corp. .........       1,476,801
                                              ------------
                                                19,703,012
                                              ------------
Media (0.8%):
   194,871    Informa Group Co., plc......       1,551,586
                                              ------------
Metals/Mining (1.4%):
   132,660    BHP Billiton plc(+).........       2,856,315
                                              ------------
Oil/Gas (9.1%):
    35,018    Canadian Natural Resources,
                Ltd. .....................       1,936,659
    27,356    Encana Corp. ...............       1,440,847
   109,573    Eni Spa(+)..................       3,222,809
    15,858    Lukoil, ADR(+)..............       1,317,283
    12,810    OMV AG(+)...................         761,928
    37,870    Petrojarl ASA*..............         249,537
    14,889    Petroleo Brasileiro SA,
                ADR.......................       1,188,738
    37,870    Petroleum Geo-Services
                ASA*(+)...................       2,138,708
    37,260    Suncor Energy, Inc. ........       3,016,190
    54,138    Total SA(+).................       3,550,416
                                              ------------
                                                18,823,115
                                              ------------
Pharmaceuticals (3.3%):
    68,175    GlaxoSmithKline plc.........       1,903,283
    20,241    Merck KGaA*.................       1,841,000
   138,423    Shire plc...................       2,031,642
    35,709    Teva Pharmaceutical
                Industries, Ltd., ADR.....       1,128,047
                                              ------------
                                                 6,903,972
                                              ------------
Retail/Wholesale (6.3%):
    29,579    Adidas-Salomon AG(+)........       1,421,760
    64,668    Compagnie Financiere
                Richemont AG..............       2,956,143
    89,403    Enterprise Inns plc.........       1,565,379
   150,000    Esprit Holdings, Ltd. ......       1,228,518
    54,539    Industria de Diseno Textil
                SA(+).....................       2,298,721
   325,123    Tesco plc...................       2,005,888
   566,500    Wal-Mart de Mexico SA de CV,
                Series V..................       1,584,371
                                              ------------
                                                13,060,780
                                              ------------
Services (8.1%):
   173,169    Brambles Industries,
                Ltd.(+)...................       1,418,557
    35,812    Cap Gemini SA(+)............       2,039,106

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS, CONTINUED
Services, continued
   159,998    Capita Group plc............    $  1,363,445
    17,902    Grupo Ferrovial SA(+).......       1,364,494
    53,947    Grupo Televisa SA, ADR......       1,041,717
   126,000    Hutchison Whampoa,
                Ltd.(+)...................       1,153,068
   327,400    International Power plc.....       1,719,917
   167,000    Keppel Corporation, Ltd. ...       1,551,620
    69,060    OPAP SA.....................       2,500,005
    24,587    Veolia Environment..........       1,268,845
   106,886    WPP Group plc...............       1,291,951
                                              ------------
                                                16,712,725
                                              ------------
Telecommunications (1.9%):
    53,427    America Movil SA de CV, ADR,
                Series L..................       1,776,982
 1,404,500    PT Telekomunikasi
                Indonesia.................       1,121,427
    60,031    Telkom South Africa,
                Ltd.(+)...................       1,105,508
                                              ------------
                                                 4,003,917
                                              ------------
Tobacco (2.3%):
   103,800    Imperial Tobacco Group
                plc.......................       3,199,492
    92,800    Swedish Match AB............       1,494,928
                                              ------------
                                                 4,694,420
                                              ------------
Transportation (0.9%):
    44,466    Canadian National Railway
                Co. ......................       1,942,798
                                              ------------
  Total Common Stocks
    (Cost $167,083,238)                        195,541,399
                                              ------------
DEPOSIT ACCOUNT (4.9%):
10,192,784    NTRS London Deposit
                Account...................      10,192,784
                                              ------------
  Total Deposit Account
    (Cost $10,192,784)                          10,192,784
                                              ------------
COLLATERAL FOR SECURITIES ON LOAN (13.4%):
27,701,520    Northern Trust Liquid
                Institutional Asset
                Portfolio.................      27,701,520
                                              ------------
  Total Collateral for Securities on Loan
    (Cost $27,701,520)                          27,701,520
                                              ------------
  Total Investments
    (Cost $204,977,542)(a)--113.2%             233,435,703
  Liabilities in excess of other
  assets--(13.2)%                              (27,194,732)
                                              ------------
  Net Assets--100.0%                          $206,240,971
                                              ============

continued
 4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

------------

Percentages indicated are based on net assets of $206,240,971.

*   Non-income producing security.

(+) All or a portion of security is loaned as of June 30, 2006.

ADR--American Depositary Receipt.

(a) Cost for federal income tax purposes is $205,533,374. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

    Unrealized appreciation...................  $31,072,939
    Unrealized depreciation...................   (3,170,610)
                                                -----------
    Net unrealized appreciation...............  $27,902,329
                                                ===========

    The following represents the concentrations by country as of June 30, 2006 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    Japan.....................................     14.0%
    France....................................     11.4%
    United Kingdom............................     10.1%
    Switzerland...............................      8.4%
    Germany...................................      8.3%
    Canada....................................      5.0%
    United States.............................      5.0%
    Korea.....................................      3.5%
    Spain.....................................      3.5%
    Belgium...................................      2.6%
    Australia.................................      2.6%
    Ireland...................................      2.5%
    India.....................................      2.4%
    Mexico....................................      2.1%
    Hong Kong.................................      1.8%
    Taiwan....................................      1.7%
    Sweden....................................      1.6%
    Italy.....................................      1.6%
    Brazil....................................      1.6%
    Netherlands...............................      1.6%
    Singapore.................................      1.3%
    Greece....................................      1.2%
    South Africa..............................      1.2%
    Norway....................................      1.2%
    Turkey....................................      0.8%
    Hungary...................................      0.8%
    Russian Federation........................      0.6%
    Israel....................................      0.6%
    Indonesia.................................      0.6%
    Austria...................................      0.4%
                                                  ------
                                                  100.0%
                                                  ======

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

                                                                    AZL AIM
                                                              INTERNATIONAL EQUITY
                                                                      FUND
                                                              --------------------
ASSETS
Investment securities, at cost..............................      $204,977,542
                                                                  ============
Investment securities, at value*............................      $233,435,703
Foreign currency, at value (cost $1,317,132)................         1,019,138
Interest and dividends receivable...........................           210,181
Receivable for capital shares issued........................           232,462
Reclaim receivable..........................................            92,620
                                                                  ------------
  Total Assets..............................................       234,990,104
                                                                  ------------

LIABILITIES
Payable for investments purchased...........................           711,239
Payable for return of collateral received...................        27,701,520
Manager fees payable........................................           166,443
Administration fees payable.................................            11,639
Distribution fees payable...................................            41,428
Administrative services fees payable........................               958
Compliance services fees payable............................               284
Other accrued liabilities...................................           115,622
                                                                  ------------
  Total Liabilities.........................................        28,749,133
                                                                  ------------
NET ASSETS..................................................      $206,240,971
                                                                  ============

NET ASSETS CONSIST OF:
  Capital...................................................      $163,353,571
  Undistributed net investment income/(loss)................         1,548,687
  Net realized gains/(losses) on investments................        12,869,020
  Net unrealized appreciation/(depreciation) on
     investments............................................        28,469,693
                                                                  ------------
NET ASSETS..................................................      $206,240,971
                                                                  ============
Shares of beneficial interest...............................        13,076,174
Net Asset Value (offering and redemption price per share)...      $      15.77
                                                                  ============

------------
*   Includes securities on loan of $28,663,491.

See accompanying notes to the financial statements.
 6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

                                                                    AZL AIM
                                                              INTERNATIONAL EQUITY
                                                                      FUND
                                                              --------------------
INVESTMENT INCOME:
Interest....................................................      $   170,272
Dividends...................................................        2,569,497
Income from securities lending..............................           27,897
Foreign withholding tax.....................................         (234,195)
                                                                  -----------
  Total Investment Income...................................        2,533,471
                                                                  -----------
EXPENSES:
Manager fees................................................          927,265
Administration fees.........................................           57,413
Distribution fees...........................................          257,574
Administrative services fees................................            1,879
Compliance services fees....................................            1,765
Custodian fees..............................................           75,418
Trustees' fees..............................................            5,254
Recoupment of prior expenses reimbursed by the Manager......           77,822
Other expenses..............................................           89,538
                                                                  -----------
  Total expenses before reductions..........................        1,493,928
  Less expenses paid indirectly.............................           (8,199)
                                                                  -----------
  Net Expenses..............................................        1,485,729
                                                                  -----------
NET INVESTMENT INCOME/(LOSS)................................        1,047,742
                                                                  -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on securities and foreign
  currency transactions.....................................       10,267,061
Change in unrealized appreciation/depreciation on securities
  and foreign currencies....................................        2,439,151
                                                                  -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...       12,706,212
                                                                  -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............      $13,753,954
                                                                  ===========

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          AZL AIM
                                                                 INTERNATIONAL EQUITY FUND
                                                              -------------------------------
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2006             2005
                                                              ----------------   ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $  1,047,742     $    521,096
  Net realized gains/(losses) on investments................      10,267,061        2,656,785
  Change in unrealized appreciation/depreciation on
     investments............................................       2,439,151       15,416,487
                                                                ------------     ------------
  Change in net assets resulting from operations............      13,753,954       18,594,368
                                                                ------------     ------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................              --         (277,861)
  From net realized gains on investments....................              --         (935,448)
                                                                ------------     ------------
  Change in net assets resulting from dividends to
     shareholders...........................................              --       (1,213,309)
                                                                ------------     ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      78,676,154      106,799,913
  Proceeds from dividends reinvested........................              --        1,213,309
  Cost of shares redeemed...................................     (56,186,506)     (12,532,192)
                                                                ------------     ------------
  Change in net assets from capital transactions............      22,489,648       95,481,030
                                                                ------------     ------------
  Change in net assets......................................      36,243,602      112,862,089
NET ASSETS:
  Beginning of period.......................................     169,997,369       57,135,280
                                                                ------------     ------------
  End of period.............................................    $206,240,971     $169,997,369
                                                                ============     ============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $  1,548,687     $    500,945
                                                                ============     ============
SHARE TRANSACTIONS:
  Shares issued.............................................       4,956,290        8,023,487
  Dividends reinvested......................................              --           87,794
  Shares redeemed...........................................      (3,547,325)        (963,872)
                                                                ------------     ------------
  Change in shares..........................................       1,408,965        7,147,409
                                                                ============     ============

See accompanying notes to the financial statements.
 8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                    SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,      MAY 1, 2002 TO
                                                        JUNE 30,       ----------------------------    DECEMBER 31,
                                                          2006           2005      2004      2003        2002(a)
                                                    ----------------   --------   -------   -------   --------------
                                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............      $  14.57       $  12.64   $ 10.35   $  8.16      $ 10.00
                                                        --------       --------   -------   -------      -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................          0.08           0.02      0.03      0.01        (0.01)
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................          1.12           2.04      2.26      2.20        (1.83)
                                                        --------       --------   -------   -------      -------
  Total from Investment Activities................          1.20           2.06      2.29      2.21        (1.84)
                                                        --------       --------   -------   -------      -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................            --          (0.03)       --     (0.02)          --
  Net Realized Gains..............................            --          (0.10)       --        --           --
                                                        --------       --------   -------   -------      -------
  Total Dividends.................................            --          (0.13)       --     (0.02)          --
                                                        --------       --------   -------   -------      -------
NET ASSET VALUE, END OF PERIOD....................      $  15.77       $  14.57   $ 12.64   $ 10.35      $  8.16
                                                        ========       ========   =======   =======      =======
TOTAL RETURN*(b)..................................          8.24%         16.36%    22.13%    27.14%      (18.40)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................      $206,241       $169,997   $57,135   $21,795      $ 8,298
Net Investment Income/(Loss)(c)...................          1.02%          0.52%     0.38%     0.24%       (0.16)%
Expenses Before Reductions**(c)...................          1.45%          1.50%     1.79%     2.15%        3.70%
Expenses Net of Reductions(c).....................          1.44%          1.43%     1.40%     1.25%        1.25%
Expenses Net of Reductions(c)(d)..................          1.45%          1.45%      N/A       N/A          N/A
Portfolio Turnover Rate(b)........................         35.27%         34.54%    48.64%    83.36%       74.30%

------------
* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM INTERNATIONAL EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1. ORGANIZATION

  The Allianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. Effective May 1, 2006, each of the Funds that were previously named with the prefix "USAZ" changed their name to the prefix "AZL."

   --    AZL AIM Basic Value Fund
   --    AZL AIM International Equity Fund
   --    AZL Davis NY Venture Fund
   --    AZL Dreyfus Founders Equity Growth Fund
   --    AZL Dreyfus Premier Small Cap Value Fund
   --    AZL Franklin Small Cap Value Fund
   --    AZL Jennison 20/20 Focus Fund
   --    AZL Jennison Growth Fund
   --    AZL Legg Mason Growth Fund
   --    AZL Legg Mason Value Fund
   --    AZL Money Market Fund
   --    AZL Neuberger Berman Regency Fund
   --    AZL OCC Renaissance Fund
   --    AZL OCC Value Fund
   --    AZL Oppenheimer Developing Markets Fund
   --    AZL Oppenheimer Emerging Growth Fund
   --    AZL Oppenheimer Emerging Technologies Fund
   --    AZL Oppenheimer Global Fund
   --    AZL Oppenheimer International Growth Fund
   --    AZL Oppenheimer Main Street Fund
   --    AZL PIMCO Fundamental IndexPLUS Total Return Fund
   --    AZL Salomon Brothers Large Cap Growth Fund
   --    AZL Salomon Brothers Small Cap Growth Fund
   --    AZL Van Kampen Aggressive Growth Fund
   --    AZL Van Kampen Comstock Fund
   --    AZL Van Kampen Emerging Growth Fund
   --    AZL Van Kampen Equity and Income Fund
   --    AZL Van Kampen Global Franchise Fund
   --    AZL Van Kampen Global Real Estate Fund
   --    AZL Van Kampen Growth and Income Fund
   --    AZL Van Kampen Mid Cap Growth Fund

  Effective May 1, 2006, the USAllianz Variable Insurance Products Trust changed its name to Allianz Variable Insurance Products Trust. These Notes to the Financial Statements are for the AZL AIM International Equity Fund (the "Fund").

  The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM INTERNATIONAL EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on the trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM INTERNATIONAL EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

  SECURITIES LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, approved by the Trust or Allianz Life Advisers, LLC, the investment manager of the Fund and when, in the judgment of the Trust, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2006, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF         VALUE OF
                                                                 COLLATERAL    LOANED SECURITIES
                                                                 -----------   -----------------
   AZL AIM International Equity Fund...........................  $29,449,424      $28,663,491

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Assets Portfolio and the non-cash collateral consisted of a U.S. Treasury Inflation-Index Note and U.S. Treasury Bonds at June 30, 2006. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

  COMMISSION RECAPTURE

  Certain Funds participate in a commission recapture program. The Funds will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Funds, excluding investment advisory fees. The amounts for the Fund are disclosed as expenses paid indirectly on the Statement of Operations.

3. RELATED PARTY TRANSACTIONS

  Allianz Life Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement among the Manager, AIM Capital Management, Inc. ("AIM") and the Trust, AIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2007.

  For the six months ended June 30, 2006, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   AZL AIM International Equity Fund...........................     0.90%          1.45%

  Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM INTERNATIONAL EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Fund's expenses to exceed the stated limit during the respective year. At June 30, 2006, the contractual reimbursements that may potentially be made in subsequent years were as follows:

                                                                  EXPIRES      EXPIRES      EXPIRES
                                                                 12/31/2006   12/31/2007   12/31/2008
                                                                 ----------   ----------   ----------
   AZL AIM International Equity Fund...........................   $47,373      $131,926     $54,174

  In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

  Under an Administrative Services Agreement between the Funds and Manager, the Manager provides certain compliance oversight and filing services. The Manager is entitled to an amount equal to a portion of the Manager's quarterly expenses for employees who support the Trust's compliance program. In addition, the Manager is entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission. Fees are paid to the Manager on a quarterly basis and are reflected on the Statement of Operations as "Administrative services fees."

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with which certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex-wide annual base fee of $1,250,000 and an additional complex-wide asset-based fee, computed daily and paid monthly, which is based upon the following schedule:
  0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $5 billion, and 0.01% of net assets over $5 billion. The overall complex-wide fees are subject to a minimum fee based on $50,000 for each Fund, and the Administration is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes employees available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO"). Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $50,000 for the six months ended June 30, 2006, plus certain out-of-pocket expenses. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees". BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2006, $4,087 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the six months ended June 30, 2006, actual Trustee compensation was $203,750 in total for both Trusts.

  For the six months ended June 30, 2006, the Fund paid approximately $63 to affiliated broker/dealers of the Manager on the execution of purchases and sales of the Fund's portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM INTERNATIONAL EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

4. SECURITY PURCHASES AND SALES

  For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   AZL AIM International Equity Fund...........................  $96,485,602   $68,408,431

5. OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust's website at https://www.allianzlife.com/ ProductsServices/Annuities/Variable/OptionInfo.aspx; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

                                 ALLIANZ FUNDS

THE ALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND             SANNRPT0606 8/06
SERVICES. THESE FUNDS ARE NOT FDIC INSURED.

                                AZL(R) DAVIS NY
                                  VENTURE FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006
                                  (UNAUDITED)

                                                                   ALLIANZ FUNDS

                                TABLE OF CONTENTS

               Expense Examples and Portfolio Composition
                                     Page 1

                    Schedule of Portfolio Investments
                                     Page 3

                   Statement of Assets and Liabilities
                                     Page 5

                         Statement of Operations
                                     Page 6

                   Statements of Changes in Net Assets
                                     Page 7

                           Financial Highlights
                                     Page 8

                    Notes to the Financial Statements
                                     Page 9

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL DAVIS NY VENTURE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION
(UNAUDITED)

  As a shareholder of the AZL Davis NY Venture Fund, you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AZL Davis NY Venture Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Davis NY Venture Fund..............    $1,000.00       $1,025.90          $5.88              1.17%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the AZL Davis NY Venture Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL Davis NY Venture Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Davis NY Venture Fund..............    $1,000.00       $1,018.99          $5.86              1.17%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL DAVIS NY VENTURE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION, CONTINUED
(UNAUDITED)

  The AZL Davis NY Venture Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2006.

                                               PERCENT OF
   AZL DAVIS NY VENTURE FUND                   NET ASSETS*
   -------------------------                   -----------
   Banking/Financial Services................     24.9%
   Computers.................................       3.3
   E-Commerce................................       0.3
   Health Care...............................       3.0
   Insurance.................................      14.7
   Manufacturing.............................       8.7
   Media.....................................       6.3
   Minerals..................................       0.5
   Oil & Gas.................................      11.6
   Real Estate Investment Trusts.............       1.4
   Retail....................................      15.6
   Services..................................       4.8
   Telecommunications........................       2.1
   Short-Term Investments....................      11.6
                                                  -----
                                                 108.8%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%. For more information about the amounts for each industry, net assets, and total investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL DAVIS NY VENTURE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS (97.2%):
Banking & Financial Services (24.9%):
   393,200    American Express Co. .......    $ 20,926,104
    95,600    Ameriprise Financial,
                Inc. .....................       4,270,452
   214,400    Citigroup, Inc. ............      10,342,656
    65,800    Commerce Bancorp, Inc.(+)...       2,347,086
   193,700    Golden West Financial
                Corp. ....................      14,372,540
   724,438    HSBC Holdings plc...........      12,789,859
   351,236    JPMorgan Chase & Co. .......      14,751,912
    88,000    Lloyds TSB Group plc,
                ADR(+)....................       3,473,360
   100,900    Moody's Corp.(+)............       5,495,014
    42,600    Morgan Stanley..............       2,692,746
    23,200    State Street Corp. .........       1,347,688
   179,400    Wells Fargo & Co. ..........      12,034,152
                                              ------------
                                               104,843,569
                                              ------------
Computers (3.3%):
   117,406    Dell, Inc.*.................       2,865,880
    76,000    Hewlett-Packard Co. ........       2,407,680
   373,400    Microsoft Corp. ............       8,700,220
                                              ------------
                                                13,973,780
                                              ------------
E-Commerce (0.3%):
    28,100    Expedia, Inc*(+)............         420,657
    28,100    IAC/InterActiveCorp*(+).....         744,369
                                              ------------
                                                 1,165,026
                                              ------------
Health Care (3.0%):
    57,300    Cardinal Health, Inc. ......       3,686,109
   101,000    Caremark Rx, Inc. ..........       5,036,870
    89,500    HCA, Inc.(+)................       3,861,925
                                              ------------
                                                12,584,904
                                              ------------
Insurance (14.7%):
   280,900    American International
                Group, Inc. ..............      16,587,145
    97,600    Aon Corp. ..................       3,398,432
       124    Berkshire Hathaway, Inc.,
                Class A*(+)...............      11,365,716
       158    Berkshire Hathaway, Inc.,
                Class B*(+)...............         480,794
    38,200    Chubb Corp. ................       1,906,180
     7,200    Everest Re Group, Ltd. .....         623,304
   255,700    Loews Corp. ................       9,064,565
       900    Markel Corp.*(+)............         312,300
    29,000    Principal Financial Group,
                Inc.(+)...................       1,613,850
   450,400    Progressive Corp. ..........      11,579,784
    16,700    Sun Life Financial,
                Inc.(+)...................         666,831
    73,100    Transatlantic Holdings,
                Inc. .....................       4,086,290
                                              ------------
                                                61,685,191
                                              ------------
Manufacturing (8.7%):
    94,100    Harley-Davidson, Inc. ......       5,165,149
    47,700    Martin Marietta Materials,
                Inc. .....................       4,347,855
   155,200    Sealed Air Corp.(+).........       8,082,816

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS, CONTINUED
Manufacturing, continued
   543,400    Tyco International, Ltd. ...    $ 14,943,500
    52,200    Vulcan Materials Co.(+).....       4,071,600
                                              ------------
                                                36,610,920
                                              ------------
Media (6.3%):
   307,100    Comcast Corp., Class
                A*(+).....................      10,066,738
    18,900    Gannett Company, Inc. ......       1,057,077
    55,400    Lagardere S.C.A.(+).........       4,082,602
    14,590    Liberty Media Holding Corp.-
                Capital, Series A*........       1,222,204
   338,700    News Corp., Class A(+)......       6,496,266
    90,370    NTL, Inc.(+)................       2,250,213
    19,800    WPP Group plc, ADR(+).......       1,193,742
                                              ------------
                                                26,368,842
                                              ------------
Minerals (0.5%):
    50,600    BHP Billiton plc............         990,414
    17,900    Rio Tinto plc...............         938,981
                                              ------------
                                                 1,929,395
                                              ------------
Oil & Gas (11.6%):
   266,000    ConocoPhillips..............      17,430,980
   164,900    Devon Energy Corp. .........       9,961,609
   131,700    EOG Resources, Inc. ........       9,132,078
    77,500    Occidental Petroleum
                Corp. ....................       7,947,625
    49,400    Transocean, Inc.*...........       3,967,808
                                              ------------
                                                48,440,100
                                              ------------
Real Estate Investment Trusts (1.4%):
   127,600    General Growth Properties,
                Inc. .....................       5,749,656
                                              ------------
Retail (15.6%):
   280,100    Altria Group, Inc. .........      20,567,743
    60,800    Avon Products, Inc. ........       1,884,800
    33,200    Bed Bath & Beyond, Inc.*....       1,101,244
   277,600    Costco Wholesale Corp. .....      15,859,288
    84,700    Diageo plc, ADR(+)..........       5,721,485
    93,976    Heineken Holding NV.........       3,463,395
    61,100    Hershey Co.(+)..............       3,364,777
    14,092    Hunter Douglas..............         949,012
    73,150    Liberty Media Holding Corp.-
                Interactive, Class
                A*(+).....................       1,262,569
    81,000    Procter & Gamble Co. .......       4,503,600
   141,500    Wal-Mart Stores, Inc. ......       6,816,055
                                              ------------
                                                65,493,968
                                              ------------
Services (4.8%):
    32,100    Apollo Group, Inc., Class
                A*........................       1,658,607
   795,400    China Merchants Holdings
                International Company,
                Ltd. .....................       2,424,481
   561,320    Cosco Pacific, Ltd. ........       1,245,307
   201,500    H&R Block, Inc.(+)..........       4,807,790
   152,300    Iron Mountain, Inc.*(+).....       5,692,973

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL DAVIS NY VENTURE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS, CONTINUED
Services, continued
    21,400    Kuehne & Nagel International
                AG........................    $  1,558,302
    31,600    United Parcel Service, Inc.,
                Class B...................       2,601,628
                                              ------------
                                                19,989,088
                                              ------------
Telecommunications (2.1%):
    57,300    Nokia Oyj, ADR(+)...........       1,160,898
    97,000    SK Telecom Company, Ltd.,
                ADR.......................       2,271,740
   264,800    Sprint Nextel Corp. ........       5,293,352
                                              ------------
                                                 8,725,990
                                              ------------
  Total Common Stocks
    (Cost $361,588,712)                        407,560,429
                                              ------------

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (9.3%):
39,059,845    Northern Trust Liquid
                Institutional Asset
                Portfolio.................    $ 39,059,845
                                              ------------
  Total Collateral for Securities on Loan
    (Cost $39,059,845)                          39,059,845
                                              ------------
DEPOSIT ACCOUNT (2.3%):
 9,521,305    NTRS London Deposit
                Account...................       9,521,305
                                              ------------
  Total Deposit Account
    (Cost $9,521,305)                            9,521,305
                                              ------------
  Total Investments
    (Cost $410,169,862)(a)--108.8%             456,141,579
  Liabilities in excess of other
  assets--(8.8)%                               (36,904,198)
                                              ------------
  Net Assets--100.0%                          $419,237,381
                                              ============

------------

Percentages indicated are based on net assets of $419,237,381.

*   Non-income producing security.

(+) All or a portion of a security is loaned as of June 30, 2006.

ADR--American Depositary Receipt.

(a) Cost for federal income tax purposes is $410,829,863. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

    Unrealized appreciation...................  $52,313,759
    Unrealized depreciation...................   (7,002,043)
                                                -----------
    Net unrealized appreciation...............  $45,311,716
                                                ===========

    The following represents the concentrations by country as of June 30, 2006 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     85.0%
    United Kingdom............................      6.0%
    Bermuda...................................      3.7%
    Cayman Islands............................      1.0%
    Netherlands...............................      1.0%
    France....................................      1.0%
    Hong Kong.................................      0.9%
    Korea.....................................      0.5%
    Switzerland...............................      0.4%
    Finland...................................      0.3%
    Canada....................................      0.2%
                                                  ------
                                                  100.0%
                                                  ======

See accompanying notes to the financial statements.
 4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

                                                                    AZL
                                                              DAVIS NY VENTURE
                                                                    FUND
                                                              ----------------
ASSETS
Investment securities, at cost..............................    $410,169,862
                                                                ============
Investment securities, at value*............................    $456,141,579
Interest and dividends receivable...........................         605,597
Receivable for capital shares issued........................       1,929,496
Receivable for investments sold.............................         203,740
Reclaim receivable..........................................          11,689
                                                                ------------
  Total Assets..............................................     458,892,101
                                                                ------------

LIABILITIES
Payable for investments purchased...........................         139,953
Payable for return of collateral received...................      39,059,845
Manager fees payable........................................         253,548
Administration fees payable.................................          19,161
Distribution fees payable...................................          84,516
Administrative services fees payable........................           1,956
Compliance services fees payable............................             581
Other accrued liabilities...................................          95,160
                                                                ------------
  Total Liabilities.........................................      39,654,720
                                                                ------------
NET ASSETS..................................................    $419,237,381
                                                                ============

NET ASSETS CONSIST OF:
  Capital...................................................    $373,218,661
  Undistributed net investment income/(loss)................       2,541,864
  Net realized gains/(losses) on investments................      (2,495,619)
  Net unrealized appreciation/(depreciation) on
     investments............................................      45,972,475
                                                                ------------
NET ASSETS..................................................    $419,237,381
                                                                ============
Shares of beneficial interest...............................      34,085,241
Net Asset Value (offering and redemption price per share)...    $      12.30
                                                                ============

------------
*   Includes securities on loan of $38,227,025.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

                                                                    AZL
                                                              DAVIS NY VENTURE
                                                                    FUND
                                                              ----------------
INVESTMENT INCOME:
Interest....................................................    $   276,959
Dividends...................................................      3,300,651
Foreign tax withholding.....................................        (12,121)
Income from securities lending..............................         19,822
                                                                -----------
  Total Investment Income...................................      3,585,311
                                                                -----------
EXPENSES:
Manager fees................................................      1,486,708
Administration fees.........................................        110,519
Distribution fees...........................................        495,569
Audit fees..................................................          6,939
Administrative services fees................................          3,737
Compliance services fees....................................          3,430
Custodian fees..............................................          9,024
Legal fees..................................................         10,764
Shareholder reports.........................................          9,672
Trustees' fees..............................................          6,204
Recoupment of prior expenses reimbursed by the Manager......         96,770
Other expenses..............................................         73,605
                                                                -----------
  Total Expenses............................................      2,312,941
                                                                -----------
NET INVESTMENT INCOME/(LOSS)................................      1,272,370
                                                                -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on securities and foreign
  currency transactions.....................................     (1,985,605)
Change in unrealized appreciation/depreciation on securities
  and foreign currencies....................................      9,624,093
                                                                -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...      7,638,488
                                                                -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............    $ 8,910,858
                                                                ===========

See accompanying notes to the financial statements.
 6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 AZL DAVIS NY VENTURE FUND
                                                              -------------------------------
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2006             2005
                                                              ----------------   ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $  1,272,370     $  1,282,700
  Net realized gains/(losses) on investments................      (1,985,605)        (406,776)
  Change in unrealized appreciation/depreciation on
     investments............................................       9,624,093       24,584,011
                                                                ------------     ------------
  Change in net assets from operations:.....................       8,910,858       25,459,935
                                                                ------------     ------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................              --         (321,477)
  From net realized gains...................................              --       (4,823,783)
                                                                ------------     ------------
  Change in net assets resulting from dividends to
     shareholders...........................................              --       (5,145,260)
                                                                ------------     ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................     105,939,824      181,446,120
  Proceeds from dividends reinvested........................              --        5,145,252
  Cost of shares redeemed...................................     (43,649,129)     (11,340,180)
                                                                ------------     ------------
  Change in net assets from capital transactions............      62,290,695      175,251,192
                                                                ------------     ------------
  Change in net assets......................................      71,201,553      195,565,867

NET ASSETS:
  Beginning of period.......................................     348,035,828      152,469,961
                                                                ------------     ------------
  End of period.............................................    $419,237,381     $348,035,828
                                                                ============     ============
UNDISTRIBUTED NET INVESTMENT INCOME.........................    $  2,541,864     $  1,269,494
                                                                ============     ============
SHARE TRANSACTIONS:
  Shares issued.............................................       8,667,939       15,888,425
  Dividends reinvested......................................              --          445,091
  Shares redeemed...........................................      (3,610,378)      (1,010,976)
                                                                ------------     ------------
  Change in shares..........................................       5,057,561       15,322,540
                                                                ============     ============

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL DAVIS NY VENTURE FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                  SIX MONTHS                                              NOVEMBER 5,
                                     ENDED              YEAR ENDED DECEMBER 31,             2001 TO
                                   JUNE 30,     ---------------------------------------   DECEMBER 31,
                                     2006         2005       2004      2003      2002       2001(a)
                                  -----------   --------   --------   -------   -------   ------------
                                  (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD........................   $  11.99     $  11.13   $  10.10   $  7.86   $ 10.45      $10.00
                                   --------     --------   --------   -------   -------      ------
INVESTMENT ACTIVITIES:
  Net Investment
    Income/(Loss)...............       0.03         0.03       0.06      0.06      0.07        0.02
  Net Realized and Unrealized
    Gains/(Losses) on
    Investments.................       0.28         1.04       1.00      2.24     (2.58)       0.45
                                   --------     --------   --------   -------   -------      ------
  Total from Investment
    Activities..................       0.31         1.07       1.06      2.30     (2.51)       0.47
                                   --------     --------   --------   -------   -------      ------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income.........         --        (0.01)     (0.03)    (0.06)    (0.07)      (0.02)
  Net Realized Gains............         --        (0.20)        --        --     (0.01)         --
                                   --------     --------   --------   -------   -------      ------
  Total Dividends...............         --        (0.21)     (0.03)    (0.06)    (0.08)      (0.02)
                                   --------     --------   --------   -------   -------      ------
NET ASSET VALUE, END OF
  PERIOD........................   $  12.30     $  11.99   $  11.13   $ 10.10   $  7.86      $10.45
                                   ========     ========   ========   =======   =======      ======
TOTAL RETURN*(b)................       2.59%        9.68%     10.56%    29.43%   (24.18)%      4.67%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Net Assets, End of Period
  ($000's)......................   $419,237     $348,036   $152,470   $48,998   $15,988      $8,602
Net Investment
  Income/(Loss)(c)..............       0.64%        0.54%      0.65%     0.80%     0.83%       1.06%
Expenses Before
  Reductions**(c)...............       1.17%        1.20%      1.20%     1.39%     2.18%       3.28%
Expenses Net of Reductions(c)...       1.17%        1.20%      1.18%     1.10%     1.10%       1.09%
Expenses Net of
  Reductions(c)(d)..............        N/A         1.20%       N/A       N/A       N/A         N/A
Portfolio Turnover Rate(b)......       6.26%        3.62%     57.45%    21.56%    58.40%       8.63%

------------
* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.
 8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL DAVIS NY VENTURE FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1. ORGANIZATION

  The Allianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of 31 separate investment portfolios (collectively, the "Funds") each of which is a series of the Trust. Effective May 1, 2006, each of the Funds that were previously named with the prefix "USAZ" changed their name to the prefix "AZL."

   --    AZL AIM Basic Value Fund
   --    AZL AIM International Equity Fund
   --    AZL Davis NY Venture Fund
   --    AZL Dreyfus Founders Equity Growth Fund
   --    AZL Dreyfus Premier Small Cap Value Fund
   --    AZL Franklin Small Cap Value Fund
   --    AZL Jennison 20/20 Focus Fund
   --    AZL Jennison Growth Fund
   --    AZL Legg Mason Growth Fund
   --    AZL Legg Mason Value Fund
   --    AZL Money Market Fund
   --    AZL Neuberger Berman Regency Fund
   --    AZL OCC Renaissance Fund
   --    AZL OCC Value Fund
   --    AZL Oppenheimer Developing Markets Fund
   --    AZL Oppenheimer Emerging Growth Fund
   --    AZL Oppenheimer Emerging Technologies Fund
   --    AZL Oppenheimer Global Fund
   --    AZL Oppenheimer International Growth Fund
   --    AZL Oppenheimer Main Street Fund
   --    AZL PIMCO Fundamental IndexPLUS Total Return Fund
   --    AZL Salomon Brothers Large Cap Growth Fund
   --    AZL Salomon Brothers Small Cap Growth Fund
   --    AZL Van Kampen Aggressive Growth Fund
   --    AZL Van Kampen Comstock Fund
   --    AZL Van Kampen Emerging Growth Fund
   --    AZL Van Kampen Equity and Income Fund
   --    AZL Van Kampen Global Franchise Fund
   --    AZL Van Kampen Global Real Estate Fund
   --    AZL Van Kampen Growth and Income Fund
   --    AZL Van Kampen Mid Cap Growth Fund

  Effective May 1, 2006, the USAllianz Variable Insurance Products Trust changed its name to Allianz Variable Insurance Products Trust. These Notes to the Financial Statements are for the AZL Davis NY Venture Fund (the "Fund").

  The Trust is authorized to issue an unlimited number of shares of the Fund without par value. The Trust is authorized to offer Class 1 and Class 2 shares of the Fund. However, only Class 2 shares have been available since the Fund's inception. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL DAVIS NY VENTURE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on the trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL DAVIS NY VENTURE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

  SECURITIES LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, approved by the Trust or Allianz Life Advisors, LLC, the investment manager of the Fund and when, in the judgment of the Trust, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2006, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF         VALUE OF
                                                                 COLLATERAL    LOANED SECURITIES
                                                                 -----------   -----------------
   AZL Davis NY Venture Fund...................................  $39,059,845      $38,227,025

  The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Assets Portfolio at June 30, 2006. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

  COMMISSION RECAPTURE

  Certain Funds participate in a commission recapture program. The Funds will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the Funds, excluding investment advisory fees. The amounts for the Fund are disclosed as expenses paid indirectly on the Statement of Operations.

3. RELATED PARTY TRANSACTIONS

  Allianz Life Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement among the Manager, Davis Selected Advisers L.P. ("DSA") and the Trust, DSA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2007.

  For the six months ended June 30, 2006, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   AZL Davis NY Venture Fund...................................     0.75%          1.20%

  Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL DAVIS NY VENTURE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Fund's expenses to exceed the stated limit during the respective year. At June 30, 2006, there were no contractual reimbursements that may potentially be made in subsequent years.

  In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

  Under an Administrative Services Agreement between the Funds and Manager, the Manager provides certain compliance oversight and filing services. The Manager is entitled to an amount equal to a portion of the Manager's quarterly expenses for employees who support the Trust's compliance program. In addition, the Manager is entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission. Fees are paid to the Manager on a quarterly basis and are reflected on the Statement of Operations as "Administrative services fees."

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with which certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex-wide annual base fee of $1,250,000 and an additional complex-wide asset-based fee, computed daily and paid monthly, which is based upon the following schedule:
  0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $5 billion, and 0.01% of net assets over $5 billion. The overall complex-wide fees are subject to a minimum fee based on $50,000 for each Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes employees available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO"). Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $50,000 for the six months ended June 30, 2006, plus certain out-of-pocket expenses. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2006, $6,003 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the six months ended June 30, 2006, actual Trustee compensation was $203,750 in total for both Trusts.

4. SECURITY PURCHASES AND SALES

  For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   AZL Davis NY Venture Fund...................................  $96,444,088   $23,876,741

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL DAVIS NY VENTURE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

5. OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust's website at https://www.allianzlife.com/ ProductsServices/Annuities/Variable/OptionInfo.aspx; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

                                 ALLIANZ FUNDS

THE ALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND             SANNRPT0606 8/06
SERVICES. THESE FUNDS ARE NOT FDIC INSURED.

                                 AZL(R) DREYFUS
                           FOUNDERS EQUITY GROWTH FUND
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2006
                                  (UNAUDITED)

                                                                   ALLIANZ FUNDS

                                TABLE OF CONTENTS

               Expense Examples and Portfolio Composition
                                     Page 1

                    Schedule of Portfolio Investments
                                     Page 3

                   Statement of Assets and Liabilities
                                     Page 5

                         Statement of Operations
                                     Page 6

                   Statements of Changes in Net Assets
                                     Page 7

                           Financial Highlights
                                     Page 8

                        Notes to the Financial Statements
                                     Page 9

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL DREYFUS FOUNDERS EQUITY GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the AZL Dreyfus Founders Equity Growth Fund, you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AZL Dreyfus Founders Equity Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Dreyfus Founders Equity Growth
     Fund.................................    $1,000.00       $1,005.10          $5.87              1.18%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the AZL Dreyfus Founders Equity Growth Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL Dreyfus Founders Equity Growth Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Dreyfus Founders Equity Growth
     Fund.................................    $1,000.00       $1,018.94          $5.91              1.18%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL DREYFUS FOUNDERS EQUITY GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The AZL Dreyfus Founders Equity Growth Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2006.

                                                PERCENT OF
   AZL DREYFUS FOUNDERS EQUITY GROWTH FUND     NET ASSETS*
   ---------------------------------------     ------------
   Aerospace/Defense.........................       0.6%
   Banking & Financial Services..............       6.9
   Computers.................................      20.1
   E-Commerce................................       0.3
   Electronics...............................       5.1
   Food......................................       2.2
   Health Care...............................       7.3
   Household.................................       4.9
   Insurance.................................       2.8
   Manufacturing.............................       5.5
   Media.....................................       1.9
   Oil & Gas.................................       4.0
   Pharmaceuticals...........................       4.0
   Retail....................................      11.5
   Services..................................       4.4
   Telecommunications........................       3.9
   Transportation............................       1.9
   Travel & Entertainment....................       1.6
   Utilities.................................       2.3
   Investment Company........................       4.5
   Short-Term Investments....................      10.5
                                                  -----
                                                  106.2%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%. For more information about the amounts for each industry, net assets, and total investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL DREYFUS FOUNDERS EQUITY GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
 SHARES                                           VALUE
---------                                      -----------
COMMON STOCKS (91.2%):
Aerospace & Defense (0.6%):
  12,956     Embraer Aircraft Corp.,
               ADR(+)......................    $   472,505
                                               -----------
Banking & Financial Services (6.9%):
  89,018     Charles Schwab Corp. .........      1,422,509
   7,366     Goldman Sachs Group, Inc. ....      1,108,067
  28,111     JPMorgan Chase & Co. .........      1,180,662
   9,989     Morgan Stanley................        631,405
  12,713     SLM Corp. ....................        672,772
   8,882     State Street Corp. ...........        515,955
  24,587     TD Ameritrade Holding Corp....        364,133
                                               -----------
                                                 5,895,503
                                               -----------
Computers (20.1%):
  54,230     Adobe Systems, Inc.*..........      1,646,423
  16,177     Apple Computer, Inc.*.........        924,030
  11,557     Autodesk, Inc.*...............        398,254
  15,077     Automatic Data Processing,
               Inc. .......................        683,742
  10,924     Broadcom Corp., Class A*......        328,266
  17,570     Dell, Inc.*...................        428,884
  20,628     Diebold, Inc.(+)..............        837,909
  13,830     Electronic Arts, Inc.*........        595,243
   5,619     Google, Inc., Class A*........      2,356,215
  48,070     Hewlett-Packard Co. ..........      1,522,858
  39,234     Intel Corp. ..................        743,484
 121,891     Microsoft Corp. ..............      2,840,061
  59,541     Oracle Corp.*.................        862,749
   6,806     SAP AG, ADR(+)................        357,451
  55,847     Seagate Technology............      1,264,376
  21,044     Symantec Corp.*...............        327,024
  34,260     Yahoo!, Inc.*.................      1,130,580
                                               -----------
                                                17,247,549
                                               -----------
E-Commerce (0.3%):
   8,866     Ebay, Inc.*...................        259,685
                                               -----------
Electronics (5.1%):
  12,115     Agilent Technologies, Inc.*...        382,349
  59,476     ASML Holding NV, NY Registered
               Shares*.....................      1,202,605
  13,542     Freescale Semiconductor, Inc.,
               Class B*....................        398,135
  33,627     Linear Technology Corp. ......      1,126,168
  25,316     Maxim Integrated Products,
               Inc. .......................        812,897
  14,324     Texas Instruments, Inc. ......        433,874
                                               -----------
                                                 4,356,028
                                               -----------
Food (2.2%):
  16,900     Cadbury Schweppes plc,
               ADR(+)......................        656,058
  20,011     PepsiCo, Inc. ................      1,201,460
                                               -----------
                                                 1,857,518
                                               -----------
Health Care (7.3%):
  17,983     Advanced Medical Optics*(+)...        911,738
  11,783     Amgen, Inc.*..................        768,605
   8,486     Beckman Coulter, Inc. ........        471,397

                                                  FAIR
 SHARES                                           VALUE
---------                                      -----------
COMMON STOCKS, CONTINUED
Health Care, continued
  41,988     Boston Scientific Corp.*......    $   707,078
   6,855     Genzyme Corp.*................        418,498
   3,808     Intuitive Surgical,
               Inc.*(+)....................        449,230
  24,142     Johnson & Johnson.............      1,446,588
  13,958     MedImmune, Inc.*..............        378,262
  14,940     Medtronic, Inc. ..............        700,985
                                               -----------
                                                 6,252,381
                                               -----------
Household (4.9%):
  26,790     Colgate-Palmolive Co. ........      1,604,721
  25,259     Estee Lauder Companies, Inc.,
               Class A.....................        976,766
  29,609     Procter & Gamble Co. .........      1,646,260
                                               -----------
                                                 4,227,747
                                               -----------
Insurance (2.8%):
  18,525     Allstate Corp. ...............      1,013,873
   7,834     American International Group,
               Inc. .......................        462,598
  18,791     Assurant, Inc. ...............        909,484
                                               -----------
                                                 2,385,955
                                               -----------
Manufacturing (5.5%):
  15,051     E.I. du Pont de Nemours and
               Co. ........................        626,122
  91,540     General Electric Co. .........      3,017,158
   5,105     Harman International
               Industries, Inc. ...........        435,814
  11,884     Nucor Corp. ..................        644,707
                                               -----------
                                                 4,723,801
                                               -----------
Media (1.9%):
  25,559     Comcast Corp., Class A*.......        837,824
  27,653     Walt Disney Co. ..............        829,590
                                               -----------
                                                 1,667,414
                                               -----------
Oil & Gas (4.0%):
  30,798     Exxon Mobil Corp. ............      1,889,457
  23,697     Schlumberger, Ltd. ...........      1,542,912
                                               -----------
                                                 3,432,369
                                               -----------
Pharmaceuticals (4.0%):
  37,519     Pfizer, Inc. .................        880,571
  43,720     Schering-Plough Corp. ........        831,992
  38,969     Wyeth.........................      1,730,613
                                               -----------
                                                 3,443,176
                                               -----------
Retail (11.5%):
   4,753     AutoZone, Inc.*...............        419,215
  30,276     Avon Products, Inc. ..........        938,556
  20,335     Best Buy Company, Inc. .......      1,115,171
  42,236     Family Dollar Stores, Inc. ...      1,031,825
  32,833     Federated Department Stores,
               Inc. .......................      1,201,688
  20,241     Home Depot, Inc. .............        724,425
  12,612     J.C. Penney Company, Inc.
               (Holding Company) ..........        851,436
   4,022     Kohl's Corp.*.................        237,781

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL DREYFUS FOUNDERS EQUITY GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
 SHARES                                           VALUE
---------                                      -----------
COMMON STOCKS, CONTINUED
Retail, continued
  50,845     Safeway, Inc. ................    $ 1,321,970
  14,632     Wal-Mart Stores, Inc. ........        704,823
  30,100     Walgreen Co. .................      1,349,685
                                               -----------
                                                 9,896,575
                                               -----------
Services (4.4%):
  15,799     Accenture, Ltd., Class A......        447,428
  53,748     BEA Systems, Inc.*............        703,561
  16,233     Medcohealth Solutions,
               Inc.*.......................        929,826
  37,548     Sysco Corp. ..................      1,147,468
  14,355     Waste Management, Inc. .......        515,057
                                               -----------
                                                 3,743,340
                                               -----------
Telecommunications (3.9%):
  96,285     Cisco Systems, Inc.*..........      1,880,446
  53,167     Motorola, Inc. ...............      1,071,315
  21,304     Sprint Nextel Corp. ..........        425,867
                                               -----------
                                                 3,377,628
                                               -----------
Transportation (1.9%):
  18,655     AMR Corp.*(+).................        474,210
  16,945     Continental Airlines, Inc.,
               Class B*(+).................        504,961
   6,916     Union Pacific Corp. ..........        642,911
                                               -----------
                                                 1,622,082
                                               -----------
Travel & Entertainment (1.6%):
   7,654     Harrah's Entertainment,
               Inc. .......................        544,811
  11,663     Marriott International, Inc.,
               Class A.....................        444,594
   7,203     US Airways Group, Inc.*(+)....        364,040
                                               -----------
                                                 1,353,445
                                               -----------

                                                  FAIR
 SHARES                                           VALUE
---------                                      -----------
COMMON STOCKS, CONTINUED
Utilities (2.3%):
  18,960     Emerson Electric Co. .........    $ 1,589,038
   9,742     QUALCOMM, Inc. ...............        390,362
                                               -----------
                                                 1,979,400
                                               -----------
  Total Common Stocks
    (Cost $75,499,357)                          78,194,101
                                               -----------
COLLATERAL FOR SECURITIES ON LOAN (6.8%):
5,855,535    Northern Trust Liquid
               Institutional Asset
               Portfolio...................      5,855,535
                                               -----------
  Total Collateral for Securities on Loan
    (Cost $5,855,535)                            5,855,535
                                               -----------
INVESTMENT COMPANIES (4.5%):
  22,059     iShares Russell 1000 Growth
               Index Fund..................      1,115,744
  32,220     Nasdaq-100 Index Tracking
               Stock.......................      1,248,847
  11,720     Standard & Poor's Depositary
               Receipt Trust Series
               1*(+).......................      1,489,730
                                               -----------
  Total Investment Companies
    (Cost $3,709,219)                            3,854,321
                                               -----------
DEPOSIT ACCOUNT (3.7%):
3,189,465    NTRS London Deposit Account...      3,189,465
                                               -----------
  Total Deposit Account
    (Cost $3,189,465)                            3,189,465
                                               -----------
  Total Investments
    (Cost $88,253,576)(a)--106.2%               91,093,422
  Liabilities in excess of other
  assets--(6.2)%                                (5,344,800)
                                               -----------
  Net Assets--100.0%                           $85,748,622
                                               ===========

------------

Percentages indicated are based on net assets of $85,748,622.

*   Non-income producing security.

(+) All or a portion of a security is loaned as of June 30, 2006.

ADR--American Depositary Receipt.

(a) Cost for federal income tax purposes is $89,308,608. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

    Unrealized appreciation...................  $ 5,316,237
    Unrealized depreciation...................   (3,531,423)
                                                -----------
    Net unrealized appreciation...............  $ 1,784,814
                                                ===========

  The following represents the concentrations by country as of June 30, 2006 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     94.5%
    Netherlands...............................      3.2%
    United Kingdom............................      0.8%
    Brazil....................................      0.6%
    Bermuda...................................      0.5%
    Germany...................................      0.4%
                                                  ------
                                                  100.0%
                                                  ======

See accompanying notes to the financial statements.
 4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

                                                               AZL DREYFUS
                                                                FOUNDERS
                                                              EQUITY GROWTH
                                                                  FUND
                                                              -------------
ASSETS
Investment securities, at cost..............................   $88,253,576
                                                               ===========
Investment securities, at value*............................   $91,093,422
Interest and dividends receivable...........................        85,872
Receivable for capital shares issued........................       548,514
Receivable for investments sold.............................     2,104,437
Prepaid expenses............................................        23,026
                                                               -----------
  Total Assets..............................................    93,855,271
                                                               -----------
LIABILITIES
Payable for investments purchased...........................     2,165,459
Payable for capital shares redeemed.........................         6,778
Payable for return of collateral received...................     5,855,535
Manager fees payable........................................        56,504
Administration fees payable.................................         4,320
Distribution fees payable...................................        17,528
Administrative services fees payable........................           405
Compliance services fees payable............................           120
                                                               -----------
  Total Liabilities.........................................     8,106,649
                                                               -----------
NET ASSETS..................................................   $85,748,622
                                                               ===========

NET ASSETS CONSIST OF:
  Capital...................................................   $74,941,062
  Undistributed net investment income/(loss)................         5,224
  Net realized gains/(losses) on investments................     7,962,490
  Net unrealized appreciation/(depreciation) on
     investments............................................     2,839,846
                                                               -----------
NET ASSETS..................................................   $85,748,622
                                                               ===========
Shares of beneficial interest...............................     8,669,302
Net Asset Value (offering and redemption price per share)...   $      9.89
                                                               ===========

------------
*   Includes securities on loan of $5,836,783.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

                                                                AZL DREYFUS
                                                                 FOUNDERS
                                                               EQUITY GROWTH
                                                                   FUND
                                                               -------------
INVESTMENT INCOME:
Interest....................................................    $    61,387
Dividends...................................................        459,996
Income from securities lending..............................          6,238
                                                                -----------
  Total Investment Income...................................        527,621
                                                                -----------
EXPENSES:
Manager fees................................................        353,105
Administration fees.........................................         24,926
Distribution fees...........................................        111,503
Audit fees..................................................          2,320
Administrative services fees................................            811
Compliance services fees....................................            782
Custodian fees..............................................          6,743
Legal fees..................................................          3,386
Shareholder reports.........................................          2,957
Trustees' fees..............................................          2,693
Recoupment of prior expenses reimbursed by the Manager......          4,118
Other expenses..............................................         11,545
                                                                -----------
  Total Expenses............................................        524,889
                                                                -----------
NET INVESTMENT INCOME/(LOSS)................................          2,732
                                                                -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on securities transactions......      3,754,814
Change in unrealized appreciation/depreciation on
  securities................................................     (3,406,778)
                                                                -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...        348,036
                                                                -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............    $   350,768
                                                                ===========

See accompanying notes to the financial statements.
 6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                AZL DREYFUS FOUNDERS EQUITY
                                                                        GROWTH FUND
                                                              -------------------------------
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2006             2005
                                                              ----------------   ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $     2,732      $     2,492
  Net realized gains/(losses) on investments................      3,754,814        4,984,880
  Change in unrealized appreciation/depreciation on
     investments............................................     (3,406,778)        (926,388)
                                                                -----------      -----------
  Change in net assets resulting from operations:...........        350,768        4,060,984
                                                                -----------      -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................             --         (226,720)
  From net realized gains...................................             --       (2,927,267)
                                                                -----------      -----------
  Change in net assets resulting from dividends to
     shareholders...........................................             --       (3,153,987)
                                                                -----------      -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      5,155,269       15,501,243
  Proceeds from dividends reinvested........................             --        3,153,987
  Cost of shares redeemed...................................     (8,082,754)      (7,745,839)
                                                                -----------      -----------
  Change in net assets from capital transactions............     (2,927,485)      10,909,391
                                                                -----------      -----------
  Change in net assets......................................     (2,576,717)      11,816,388
NET ASSETS:
  Beginning of period.......................................     88,325,339       76,508,951
                                                                -----------      -----------
  End of period.............................................    $85,748,622      $88,325,339
                                                                ===========      ===========
UNDISTRIBUTED NET INVESTMENT INCOME.........................    $     5,224      $     2,492
                                                                ===========      ===========
SHARE TRANSACTIONS:
  Shares issued.............................................        511,450        1,617,743
  Dividends reinvested......................................             --          332,349
  Shares redeemed...........................................       (816,591)        (810,316)
                                                                -----------      -----------
  Change in shares..........................................       (305,141)       1,139,776
                                                                ===========      ===========

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL DREYFUS FOUNDERS EQUITY GROWTH FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                  SIX MONTHS                                              NOVEMBER 5,
                                     ENDED              YEAR ENDED DECEMBER 31,             2001 TO
                                   JUNE 30,     ---------------------------------------   DECEMBER 31,
                                     2006         2005       2004      2003      2002       2001(a)
                                  -----------   --------   --------   -------   -------   ------------
                                  (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD........................   $   9.84     $   9.77   $   9.07   $  7.30   $ 10.55      $10.00
                                   --------     --------   --------   -------   -------      ------
INVESTMENT ACTIVITIES:
  Net Investment
    Income/(Loss)...............         --           --       0.03     (0.01)    (0.01)         --*
  Net Realized and Unrealized
    Gains/(Losses) on
    Investments.................       0.05         0.44       0.66      1.78     (3.23)       0.55
  Net realized gain from payment
    by affiliate for the
    disposal of investments in
    violation of restrictions...         --           --       0.01        --        --          --
                                   --------     --------   --------   -------   -------      ------
  Total from Investment
    Activities..................       0.05         0.44       0.70      1.77     (3.24)       0.55
                                   --------     --------   --------   -------   -------      ------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income.........         --        (0.03)        --        --        --          --
  Net Realized Gains............         --        (0.34)        --        --     (0.01)         --
                                   --------     --------   --------   -------   -------      ------
  Total Dividends...............         --        (0.37)        --        --     (0.01)         --
                                   --------     --------   --------   -------   -------      ------
NET ASSET VALUE, END OF
  PERIOD........................   $   9.89     $   9.84   $   9.77   $  9.07   $  7.30      $10.55
                                   ========     ========   ========   =======   =======      ======
TOTAL RETURN**(b)...............       0.51%        4.56%      7.72%    24.25%   (30.70)%      5.50%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Net Assets, End of Period
  ($000's)......................   $ 85,749     $ 88,325   $ 76,509   $52,200   $19,191      $7,977
Net Investment
  Income/(Loss)(c)..............       0.01%        0.00%      0.36%    (0.16)%   (0.30)%     (0.12)%
Expenses Before
  Reductions***(c)..............       1.18%        1.22%      1.26%     1.39%     2.15%       3.36%
Expenses Net of Reductions(c)...       1.18%        1.19%      1.17%     1.10%     1.10%       1.09%
Expenses Net of
  Reductions(c)(d)..............        N/A         1.20%       N/A       N/A       N/A         N/A
Portfolio Turnover Rate(b)......      71.05%      134.74%    171.66%    44.54%    34.77%       4.88%

------------
*   Amount less than $.005.

** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

*** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.
 8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL DREYFUS FOUNDERS EQUITY GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1. ORGANIZATION

  The Allianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. Effective May 1, 2006, each of the Funds that were previously named with the prefix "USAZ" changed their name to the prefix "AZL."

   --    AZL AIM Basic Value Fund
   --    AZL AIM International Equity Fund
   --    AZL Davis NY Venture Fund
   --    AZL Dreyfus Founders Equity Growth Fund
   --    AZL Dreyfus Premier Small Cap Value Fund
   --    AZL Franklin Small Cap Value Fund
   --    AZL Jennison 20/20 Focus Fund
   --    AZL Jennison Growth Fund
   --    AZL Legg Mason Growth Fund
   --    AZL Legg Mason Value Fund
   --    AZL Money Market Fund
   --    AZL Neuberger Berman Regency Fund
   --    AZL OCC Renaissance Fund
   --    AZL OCC Value Fund
   --    AZL Oppenheimer Developing Markets Fund
   --    AZL Oppenheimer Emerging Growth Fund
   --    AZL Oppenheimer Emerging Technologies Fund
   --    AZL Oppenheimer Global Fund
   --    AZL Oppenheimer International Growth Fund
   --    AZL Oppenheimer Main Street Fund
   --    AZL PIMCO Fundamental IndexPLUS Total Return Fund
   --    AZL Salomon Brothers Large Cap Growth Fund
   --    AZL Salomon Brothers Small Cap Growth Fund
   --    AZL Van Kampen Aggressive Growth Fund
   --    AZL Van Kampen Comstock Fund
   --    AZL Van Kampen Emerging Growth Fund
   --    AZL Van Kampen Equity and Income Fund
   --    AZL Van Kampen Global Franchise Fund
   --    AZL Van Kampen Global Real Estate Fund
   --    AZL Van Kampen Growth and Income Fund
   --    AZL Van Kampen Mid Cap Growth Fund

  Effective May 1, 2006, the USAllianz Variable Insurance Products Trust changed its name to Allianz Variable Insurance Products Trust. These Notes to the Financial Statements are for the AZL Dreyfus Founders Equity Growth Fund (the "Fund").

  The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL DREYFUS FOUNDERS EQUITY GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on the trade date on the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

  SECURITIES LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, approved by the Trust or Allianz Life Advisers, LLC, the investment manager of the Fund and when, in the judgment of the Trust, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2006, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF        VALUE OF
                                                                 COLLATERAL   LOANED SECURITIES
                                                                 ----------   -----------------
   AZL Dreyfus Founders Equity Growth Fund.....................  $5,855,535      $5,836,783

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL DREYFUS FOUNDERS EQUITY GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Assets Portfolio at June 30, 2006. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

  COMMISSION RECAPTURE

  Certain Funds participate in a commission recapture program. The Funds will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Funds, excluding investment advisory fees. The amounts for the Fund are disclosed as expenses paid indirectly on the Statement of Operations.

3. RELATED PARTY TRANSACTIONS

  Allianz Life Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement among the Manager, Founders Asset Management, LLC ("FAM") and the Trust, FAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2007.

  The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $10 million at 1.00%, the next $10 million at 0.875%, and over $20 million at 0.75%. The annual expense limit of the Fund is 1.20%.

  Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2006, the contractual reimbursements that may potentially be made in subsequent years were as follows:

                                                                  EXPIRES      EXPIRES      EXPIRES
                                                                 12/31/2006   12/31/2007   12/31/2008
                                                                 ----------   ----------   ----------
   AZL Dreyfus Founders Equity Growth Fund.....................   $97,340      $57,837      $19,617

  In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

  Under an Administrative Services Agreement between the Funds and Manager, the Manager provides certain compliance oversight and filing services. The Manager is entitled to an amount equal to a portion of the Manager's quarterly expenses for employees who support the Trust's compliance program. In addition, the Manager is entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission. Fees are paid to the Manager on a quarterly basis and are reflected on the Statement of Operations as "Administrative services fees."

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with which certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex-wide annual base fee of $1,250,000 and an additional complex-wide asset-based fee, computed daily and paid monthly, which is based upon the following schedule:
  0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $5 billion, and 0.01% of net assets over $5 billion. The overall complex-wide fees are subject to a minimum fee based on $50,000 for each Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes employees available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO"). Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL DREYFUS FOUNDERS EQUITY GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $50,000 for the six months ended June 30, 2006, plus certain out-of-pocket expenses. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2006, $4,325 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the six months ended June 30, 2006, actual Trustee compensation was $203,750 in total for both Trusts.

4. SECURITY PURCHASES AND SALES

  For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   AZL Dreyfus Founders Equity Growth Fund.....................  $61,098,716   $66,202,923

5. OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust's website at https://www.allianzlife.com/ ProductsServices/Annuities/Variable/OptionInfo.aspx; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

                                 ALLIANZ FUNDS

THE ALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND             SANNRPT0606 8/06
SERVICES. THESE FUNDS ARE NOT FDIC INSURED.

                                  AZL(R) DREYFUS
                          PREMIER SMALL CAP VALUE FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006
                                  (UNAUDITED)

                                                                   ALLIANZ FUNDS

                               TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                       Schedule of Portfolio Investments
                                     Page 3

                      Statement of Assets and Liabilities
                                     Page 7

                            Statement of Operations
                                     Page 8

                      Statements of Changes in Net Assets
                                     Page 9

                              Financial Highlights
                                    Page 10

                       Notes to the Financial Statements
                                    Page 11

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL DREYFUS PREMIER SMALL CAP VALUE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the AZL Dreyfus Premier Small Cap Value Fund, you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AZL Dreyfus Premier Small Cap Value Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Dreyfus Premier Small Cap Value
     Fund.................................    $1,000.00       $1,058.50          $6.84              1.34%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the AZL Dreyfus Premier Small Cap Value Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL Dreyfus Premier Small Cap Value Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Dreyfus Premier Small Cap Value
     Fund.................................    $1,000.00       $1,018.15          $6.71              1.34%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL DREYFUS PREMIER SMALL CAP VALUE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The AZL Dreyfus Premier Small Cap Value Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2006.

                                               PERCENT OF
   AZL DREYFUS PREMIER SMALL CAP VALUE FUND    NET ASSETS*
   ----------------------------------------    -----------
   Aerospace/Defense.........................       1.8%
   Automotive................................       1.1
   Banking & Financial Services..............      15.9
   Chemicals.................................       1.6
   Computers.................................       5.4
   Construction..............................       3.5
   Electronics...............................       2.8
   Food......................................       1.8
   Health Care...............................       3.1
   Insurance.................................       5.0
   Manufacturing.............................      11.1
   Media.....................................       1.4
   Metals/Mining.............................       3.0
   Oil/Gas...................................       5.4
   Paper & Related Products..................       0.2
   Pharmaceuticals...........................       2.2
   Real Estate...............................       0.7
   Real Estate Investment Trusts.............       8.8
   Retail....................................       8.1
   Services..................................       5.0
   Telecommunications........................       4.3
   Transportation............................       1.9
   Travel & Entertainment....................       0.4
   Utilities.................................       3.3
   Short-Term Investments....................      17.1
                                                  -----
                                                  114.9%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%. For more information about the amounts for each industry, net assets, and total investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL DREYFUS PREMIER SMALL CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
 SHARES                                           VALUE
---------                                      -----------
COMMON STOCKS (97.8%):
Aerospace/Defense (1.8%):
    4,600    Armor Holdings, Inc.
               Delaware*(+)................    $   252,218
    5,800    Moog, Inc., Class A*..........        198,476
   27,300    Orbital Sciences Corp.*.......        440,622
    8,800    Teledyne Technologies,
               Inc.*.......................        288,288
                                               -----------
                                                 1,179,604
                                               -----------
Automotive (1.1%):
    4,600    American Axle & Manufacturing
               Holdings(+).................         78,706
    7,700    Commercial Vehicle Group,
               Inc.*.......................        159,236
    9,500    Sonic Automotive, Inc. .......        210,710
   10,200    TRW Automotive Holdings
               Corp.*......................        278,256
                                               -----------
                                                   726,908
                                               -----------
Banking & Financial Services (15.9%):
    4,600    1st Source Corp. .............        155,618
    5,600    Bancorp, Inc.*................        140,056
   10,000    BancorpSouth, Inc. ...........        272,500
    9,800    BankAtlantic Bancorp, Inc.,
               Class A.....................        145,432
   18,200    BankUnited Financial Corp.,
               Class A.....................        555,464
    3,500    Berkshire Hills Bancorp,
               Inc. .......................        124,180
   10,500    Boston Private Financial
               Holdings, Inc. .............        292,950
    8,800    Calamos Asset Management,
               Inc., Class A...............        255,112
    8,800    Cardinal Financial Corp. .....        102,256
    7,400    Citizens Banking Corp. .......        180,634
    7,400    Columbia Banking System,
               Inc. .......................        276,612
    5,600    Community Bancorp*............        174,048
    8,400    CompuCredit Corp.*............        322,896
   10,900    Corus Bankshares, Inc.(+).....        285,362
   11,000    CVB Financial Corp. ..........        172,260
   18,800    Encore Capital Group,
               Inc.*(+)....................        230,676
    8,400    Endurance Specialty Holdings,
               Ltd. .......................        268,800
    8,100    First Charter Corp. ..........        198,693
    2,100    First Citizens BancShares,
               Inc., Class A...............        421,050
    4,900    First Community Bancorp.......        289,492
   27,300    First Niagara Financial Group,
               Inc.(+).....................        382,746
    6,300    First Republic Bank...........        288,540
    4,200    FirstFed Financial
               Corp.*(+)...................        242,214
   13,300    F.N.B. Corp. .................        209,741
   14,000    Fremont General Corp.(+)......        259,840
   15,800    Greater Bay Bancorp...........        454,250
   10,900    Hanmi Financial Corp. ........        211,896
    6,300    Investment Technology Group,
               Inc.*.......................        320,418
   10,200    Irwin Financial Corp. ........        197,778
    9,100    Jefferies Group, Inc.(+)......        269,633
   11,200    KNBT Bancorp, Inc. ...........        185,024
    7,000    Mainsource Financial Group,
               Inc. .......................        122,010
    4,125    Midwest Banc Holdings,
               Inc.(+).....................         91,781
   15,000    NewAlliance Bancshares,
               Inc. .......................        214,650
   15,800    Provident Financial Services,
               Inc. .......................        283,610
    3,500    Simmons First National Corp.,
               Class A.....................        101,535
    5,600    Southwest Bancorp, Inc. ......        142,800
   29,800    Sterling Bancshares, Inc. ....        558,749
    3,200    Taylor Cap Group, Inc. .......        130,592
    3,200    Union Bankshares Corp. .......        138,048
   11,600    United Community Banks,
               Inc. .......................        353,104
    7,400    Whitney Holding Corp. ........        261,738
                                               -----------
                                                10,284,788
                                               -----------
Chemicals (1.6%):
    8,400    Cabot Microelectronics
               Corp.*......................        254,604
   10,500    H.B. Fuller Co. ..............        457,485
   21,400    Terra Industries, Inc.*.......        136,318
    6,300    Westlake Chemical Corp. ......        187,740
                                               -----------
                                                 1,036,147
                                               -----------

                                                  FAIR
 SHARES                                           VALUE
---------                                      -----------
COMMON STOCKS, CONTINUED
Computers (5.4%):
   11,200    Agilysys, Inc. ...............    $   201,600
    8,800    Blackbaud, Inc. ..............        199,760
   30,500    Brocade Communications
               Systems, Inc.*..............        187,270
   24,500    Earthlink Inc*................        212,170
   15,400    Emulex Corp.*.................        250,558
    9,500    FileNET Corp.*................        255,835
   11,000    Intergraph Corp.*.............        346,390
    5,300    Komag, Inc.*(+)...............        244,754
    5,300    Kronos, Inc.*.................        191,913
   29,400    Lawson Software, Inc.*........        196,980
    6,000    MTS Systems Corp. ............        237,060
    9,500    Palm, Inc.*...................        152,950
   13,000    Perot Systems Corp., Class
               A*..........................        188,240
   14,400    Polycom, Inc.*................        315,648
    9,500    SafeNet, Inc.*(+).............        168,340
   20,300    TIBCO Software, Inc.*.........        143,115
                                               -----------
                                                 3,492,583
                                               -----------
Construction (3.5%):
    8,100    Builders Firstsource, Inc.*...        164,916
   14,700    Building Materials Holding
               Corp.(+)....................        409,689
    3,200    Eagle Materials, Inc. ........        152,000
    4,600    Granite Construction, Inc. ...        208,242
    6,300    Texas Industries, Inc. .......        334,530
    7,700    URS Corp.*....................        323,400
    3,200    USG Corp.*....................        233,376
    4,900    Washington Group
               International, Inc. ........        261,366
    7,400    WCI Communities, Inc.*........        149,036
                                               -----------
                                                 2,236,555
                                               -----------

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL DREYFUS PREMIER SMALL CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
 SHARES                                           VALUE
---------                                      -----------
COMMON STOCKS, CONTINUED
Electronics (2.8%):
   19,600    Audiovox Corp., Class A*......    $   267,736
    4,200    Cymer, Inc.*..................        195,132
   21,000    Entegris, Inc.*...............        200,130
   14,700    Mattson Technology, Inc.*.....        143,619
   15,100    Methode Electronics, Inc. ....        158,701
    7,400    OmniVision Technologies,
               Inc.*(+)....................        156,288
    7,000    Portalplayer, Inc.*(+)........         68,670
   20,000    Silicon Image, Inc.*..........        215,600
   37,800    Solectron Corp.*..............        129,276
   17,200    TTM Technologies, Inc.*.......        248,884
                                               -----------
                                                 1,784,036
                                               -----------
Food (1.8%):
   25,600    Chiquita Brands International,
               Inc.(+).....................        352,768
   10,500    Flowers Foods, Inc. ..........        300,720
   10,200    Performance Food Group
               Co.*(+).....................        309,876
    4,600    Ralcorp Holding, Inc.*........        195,638
                                               -----------
                                                 1,159,002
                                               -----------
Health Care (3.1%):
   20,300    Allied Healthcare
               International, Inc.*........         54,404
    8,400    Arena Pharmaceuticals,
               Inc.*.......................         97,272
   12,300    CONMED Corp.*.................        254,610
    6,300    Haemonetics Corp.*............        293,013
   45,900    HealthTronics, Inc.*..........        351,135
   14,400    Kindred Healthcare, Inc.*.....        374,400
    5,300    Magellan Health Services,
               Inc.*.......................        240,143
      600    Medical Action Industries,
               Inc.*.......................         13,254
    9,400    Seattle Genetics, Inc.*.......         43,240
   11,000    STERIS Corp. .................        251,460
                                               -----------
                                                 1,972,931
                                               -----------
Insurance (5.0%):
    7,400    American Physicians Capital,
               Inc.*.......................        389,166
    6,300    Delphi Financial Group, Inc.,
               Class A.....................        229,068
    3,900    LandAmerica Financial Group,
               Inc. .......................        251,940
   15,800    Odyssey Re Holdings
               Corp.(+)....................        416,330
   13,300    Ohio Casualty Corp. ..........        395,409
   15,800    Phoenix Companies, Inc. ......        222,464
   16,100    Platinum Underwriter Holdings,
               Ltd. .......................        450,478
   13,300    PMA Capital Corp., Class A*...        136,990
   16,500    Scottish RE Group Ltd.(+).....        275,220
   11,600    Seabright Insurance
               Holdings*...................        186,876
   18,900    Universal American Financial
               Corp.*......................        248,535
                                               -----------
                                                 3,202,476
                                               -----------

                                                  FAIR
 SHARES                                           VALUE
---------                                      -----------
COMMON STOCKS, CONTINUED
Manufacturing (11.1%):
    2,800    Actuant Corp., Class A........    $   139,860
   18,600    AGCO Corp.*(+)................        489,552
    6,700    Albany International Corp.,
               Class A*....................        284,013
    6,000    Arch Chemicals, Inc. .........        216,300
   18,600    Blount International, Inc.*...        223,572
    4,600    Briggs & Stratton Corp. ......        143,106
    9,800    Carter's, Inc.*...............        259,014
    5,600    Chattem, Inc.*................        170,072
   13,300    Checkpoint Systems, Inc.*.....        295,393
    9,500    CLARCOR, Inc. ................        283,005
    9,100    CNS, Inc. ....................        222,950
    9,100    Coherent, Inc.*...............        306,943
    9,800    Elizabeth Arden, Inc.*........        175,224
   14,700    Enpro Industries, Inc.*.......        493,920
   16,800    Gardner Denver, Inc.*.........        646,800
    6,100    Georgia Gulf Corp. ...........        152,622
    3,900    Graco, Inc. ..................        179,322
    4,600    Greif, Inc., Class A..........        344,816
    3,500    Kennametal, Inc. .............        217,875
   27,300    LSI Industries, Inc. .........        463,827
    9,100    Rofin-Sinar Technologies,
               Inc.*.......................        522,977
    5,600    Silgan Holdings, Inc. ........        207,256
    9,800    Superior Essex, Inc.*.........        293,314
   10,500    Tupperware Brands Corp. ......        206,745
    5,300    Watts Water Technologies,
               Inc., Class A(+)............        177,815
   45,500    Westell Technologies, Inc.,
               Class A*....................         99,645
                                               -----------
                                                 7,215,938
                                               -----------
Media (1.4%):
   22,100    Entravision Communications
               Corp., Class A*.............        189,397
   19,000    Gray Television, Inc. ........        110,010
   25,900    Journal Communications, Inc.,
               Class A.....................        291,116
   12,600    Lin TV Corp., Class A*........         95,130
    7,700    Scholastic Corp.*.............        199,969
                                               -----------
                                                   885,622
                                               -----------
Metals/Mining (3.0%):
   15,400    Commercial Metals Co. ........        395,780
    5,600    Metal Management, Inc. .......        171,472
    6,700    Mueller Industries, Inc. .....        221,301
    7,000    Quanex Corp. .................        301,490
    4,200    Reliance Steel & Aluminum
               Co. ........................        348,390
    5,600    Ryerson Tull Inc(+)...........        151,200
    7,000    Steel Technologies, Inc. .....        136,080
   15,100    USEC, Inc. ...................        178,935
                                               -----------
                                                 1,904,648
                                               -----------
Oil/Gas (5.4%):
    9,100    Atmos Energy Corp. ...........        253,981
    7,000    Basic Energy Services,
               Inc.*.......................        213,990
   12,600    Callon Petroleum*.............        243,684

continued
 4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL DREYFUS PREMIER SMALL CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
 SHARES                                           VALUE
---------                                      -----------
COMMON STOCKS, CONTINUED
Oil/Gas, continued
   12,300    Cimarex Energy Co. ...........    $   528,900
    3,500    Dril-Quip, Inc.*..............        288,540
   10,900    Edge Petroleum Corp.*.........        217,782
    7,000    Energy Partners, Ltd.*(+).....        132,650
    5,000    Frontier Oil Corp.(+).........        162,000
    5,300    Northwest Natural Gas Co. ....        196,259
    9,100    RPC, Inc. ....................        220,948
    2,800    Stone Energy Corp.*...........        130,340
    5,300    Swift Energy Co.*.............        227,529
    6,000    Todco, Class A................        245,100
    3,500    Universal Compression
               Holdings, Inc.*.............        220,395
    7,700    WGL Holdings, Inc. ...........        222,915
                                               -----------
                                                 3,505,013
                                               -----------
Paper & Related Products (0.2%):
    4,086    Potlatch Corp.(+).............        154,247
                                               -----------
Pharmaceuticals (2.2%):
   12,300    Alpharma, Inc. ...............        295,692
    6,300    MGI Pharma, Inc.*.............        135,450
   11,600    NBTY, Inc.*...................        277,356
   10,200    Pharmion Corp.*(+)............        173,706
    8,800    PRA International*............        195,976
    9,700    Vertex Pharmaceuticals,
               Inc.*.......................        356,087
                                               -----------
                                                 1,434,267
                                               -----------
Real Estate (0.7%):
   20,300    Equity One, Inc. .............        424,270
                                               -----------

                                                  FAIR
 SHARES                                           VALUE
---------                                      -----------
COMMON STOCKS, CONTINUED
Real Estate Investment Trusts (8.8%):
   14,700    BioMed Realty Trust, Inc. ....    $   440,118
   13,000    Brandywine Realty Trust.......        418,210
    8,300    Colonial Properties
               Trust(+)....................        410,020
    6,000    Correctional Properties
               Trust.......................        148,500
    7,700    Entertainment Properties
               Trust.......................        331,485
   14,700    Felcor Lodging Trust, Inc. ...        319,578
    5,600    First Potomac Realty Trust....        166,824
    7,400    Health Care REIT, Inc.(+).....        258,630
   35,400    Highland Hospitality Corp. ...        498,432
   28,400    Kite Realty Group Trust.......        442,756
   21,400    Lexington Corporate Properties
               Trust(+)....................        462,240
   10,000    National Retail Properties
               Inc.........................        199,500
    9,600    Newcastle Investment Corp. ...        243,072
   15,100    OMEGA Healthcare Investors,
               Inc. .......................        199,622
    7,700    Parkway Properties, Inc. .....        350,350
   12,300    Pennsylvania Real Estate
               Investment Trust............        496,551
   22,100    Winston Hotels, Inc. .........        270,725
                                               -----------
                                                 5,656,613
                                               -----------
Retail (8.1%):
    9,122    Applebee's International,
               Inc. .......................        175,325
   17,900    Casey's General Stores,
               Inc. .......................        447,679
   13,700    Cato Corp. ...................        354,145
    4,400    Children's Place Retail
               Stores, Inc.*(+)............        264,220
   24,000    Finish Line, Class A..........        283,920
   15,400    Furniture Brands
               International, Inc.(+)......        320,936
    6,700    GameStop Corp., Class B*......        229,475
    5,300    Genesco, Inc.*................        179,511
    7,000    Jack In the Box, Inc.*........        274,400
   18,600    K2, Inc.*.....................        203,484
   15,100    Lone Star Steakhouse & Saloon,
               Inc. .......................        396,073
    5,300    Longs Drug Stores Corp. ......        241,786
   10,900    Marvel Entertainment Inc.*....        218,000
    9,000    Movado Group, Inc. ...........        206,550
    9,500    Oakley, Inc.(+)...............        160,075
   15,400    Payless ShoeSource, Inc.*.....        418,418
    4,600    Phillips-Van Heusen Corp. ....        175,536
    9,100    Stein Mart, Inc. .............        134,680
    7,000    United Stationers, Inc.*......        345,240
    8,400    Wolverine World Wide, Inc. ...        195,972
                                               -----------
                                                 5,225,425
                                               -----------
Services (5.0%):
   12,600    ABM Industries, Inc. .........        215,460
    4,600    American Reprographics Co.*...        166,750
   14,000    Chesapeake Corp. .............        229,740
    9,800    eFunds Corp.*.................        216,090
    3,500    Esco Technologies, Inc.*......        187,075
   15,400    First Advantage Corp., Class
               A*..........................        358,204
   22,400    Healthcare Services Group,
               Inc. .......................        469,280
    8,400    Hewitt Associates, Inc., Class
               A*..........................        188,832
    7,700    Maximus, Inc. ................        178,255
   25,900    MPS Group, Inc.*..............        390,054
    8,100    Shaw Group, Inc.*.............        225,180
   23,100    Spherion Corp.*...............        210,672
   10,500    StarTek, Inc. ................        156,975
                                               -----------
                                                 3,192,567
                                               -----------
Telecommunications (4.3%):
    6,000    Anixter International,
               Inc. .......................        284,760
    8,100    Brightpoint, Inc.*............        109,593
   70,900    Cincinnati Bell, Inc.*........        290,690
    5,300    CommScope, Inc.*..............        166,526
    6,000    Comtech Telecommunications
               Corp.*......................        175,620
   10,900    Consolidated Communications
               Holdings, Inc. .............        181,267
   18,900    Digi International, Inc.*.....        236,817
   10,900    Foundry Networks, Inc.*.......        116,194
    6,300    Leap Wireless International,
               Inc.*.......................        298,935
    8,100    NETGEAR, Inc.*................        175,365
   10,200    NeuStar, Inc., Class A*.......        344,250
   11,600    Premiere Global Services,
               Inc.*.......................         87,580

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL DREYFUS PREMIER SMALL CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
 SHARES                                           VALUE
---------                                      -----------
COMMON STOCKS, CONTINUED
Telecommunications, continued
   30,100    Skyworks Solutions, Inc.*.....    $   165,851
   13,700    SpectraLink Corp. ............        120,834
                                               -----------
                                                 2,754,282
                                               -----------
Transportation (1.9%):
   10,200    ArvinMeritor, Inc. ...........        175,338
    8,400    General Maritime Corp.(+).....        310,464
   10,550    Genesee & Wyoming, Inc., Class
               A*..........................        374,209
   11,600    Pacer International, Inc. ....        377,928
                                               -----------
                                                 1,237,939
                                               -----------
Travel & Entertainment (0.4%):
    8,100    Monarch Casino & Resort,
               Inc.*.......................        227,772
                                               -----------
Utilities (3.3%):
   10,500    ALLETE, Inc. .................        497,175
    4,900    Black Hills Corp. ............        168,217
   15,800    Cleco Corp. ..................        367,350
    8,400    El Paso Electric Co.*.........        169,344
   10,200    Great Plains Energy,
               Inc.(+).....................        284,172
    4,200    Idacorp, Inc. ................        144,018
    6,700    New Jersey Resources Corp. ...        313,426
    8,100    Piedmont Natural Gas Company,
               Inc. .......................        196,830
                                               -----------
                                                 2,140,532
                                               -----------
  Total Common Stocks
    (Cost $60,585,734)                          63,034,165
                                               -----------

                                                  FAIR
 SHARES                                           VALUE
---------                                      -----------
COLLATERAL FOR SECURITIES ON LOAN (14.8%):
9,549,195    Allianz Dresdner Daily Asset
               Fund........................    $ 9,549,195
                                               -----------
  Total Collateral for Securities on Loan
    (Cost $9,549,195)                            9,549,195
                                               -----------
DEPOSIT ACCOUNT (2.3%):
1,469,725    TNT Offshore Deposit
               Account.....................      1,469,725
                                               -----------
  Total Deposit Account
    (Cost $1,469,725)                            1,469,725
                                               -----------
  Total Investments
    (Cost $71,604,654)(a)--114.9%               74,053,085
  Liabilities in excess of other
  assets--(14.9)%                               (9,589,156)
                                               -----------
  Net Assets--100.0%                           $64,463,929
                                               ===========

------------

Percentages indicated are based on net assets of $64,463,929.

*   Non-income producing security.
(+) All or a portion of security is loaned as of June 30, 2006.
(a) Cost for federal income tax purposes is $71,665,450. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

    Unrealized appreciation...................  $ 6,441,380
    Unrealized depreciation...................   (4,053,745)
                                                -----------
    Net unrealized appreciation...............  $ 2,387,635
                                                ===========

    The following represents the concentrations by country as of June 30, 2006 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     99.3%
    Bermuda...................................      0.7%
                                                  ------
                                                  100.0%
                                                  ======

See accompanying notes to the financial statements.
 6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

                                                                    AZL
                                                              DREYFUS PREMIER
                                                                 SMALL CAP
                                                                VALUE FUND
                                                              ---------------
ASSETS
Investment securities, at cost..............................    $71,604,654
                                                                ===========
Investment securities, at value*............................    $74,053,085
Interest and dividends receivable...........................         66,045
Receivable for capital shares issued........................         75,565
Receivable for investments sold.............................        113,396
                                                                -----------
  Total Assets..............................................     74,308,091
                                                                -----------

LIABILITIES
Payable for investments purchased...........................        186,568
Payable for return of collateral received...................      9,549,195
Manager fees payable........................................         46,823
Administration fees payable.................................          3,756
Distribution fees payable...................................         12,896
Administrative services fees payable........................            298
Compliance services fees payable............................             89
Other accrued liabilities...................................         44,537
                                                                -----------
  Total Liabilities.........................................      9,844,162
                                                                -----------
NET ASSETS..................................................    $64,463,929
                                                                ===========

NET ASSETS CONSIST OF:
  Capital...................................................    $56,064,504
  Undistributed net investment income/(loss)................        238,269
  Net realized gains/(losses) on investments................      5,712,725
  Net unrealized appreciation/(depreciation) on
     investments............................................      2,448,431
                                                                -----------
NET ASSETS..................................................    $64,463,929
                                                                ===========
Shares of beneficial interest...............................      4,951,120
Net Asset Value (offering and redemption price per share)...    $     13.02
                                                                ===========

------------
*   Includes securities on loan of $9,179,352.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

                                                                    AZL
                                                              DREYFUS PREMIER
                                                                 SMALL CAP
                                                                VALUE FUND
                                                              ---------------
INVESTMENT INCOME:
Interest....................................................    $   31,842
Dividends...................................................       572,854
Income from securities lending..............................        17,699
                                                                ----------
  Total Investment Income...................................       622,395
                                                                ----------
EXPENSES:
Manager fees................................................       287,878
Administration fees.........................................        17,847
Distribution fees...........................................        79,966
Administrative services fees................................           591
Compliance services fees....................................           552
Custodian fees..............................................        19,984
Legal fees..................................................         2,685
Trustees' fees..............................................         1,582
Recoupment of prior expenses reimbursed by the Manager......           499
Other expenses..............................................        24,126
                                                                ----------
  Total expenses before reductions..........................       435,710
  Less expenses waived/reimbursed by the Manager............        (5,466)
                                                                ----------
  Net Expenses..............................................       430,244
                                                                ----------
NET INVESTMENT INCOME/(LOSS)................................       192,151
                                                                ----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on securities transactions......     2,242,666
Change in unrealized appreciation/depreciation on
  securities................................................       641,696
                                                                ----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...     2,884,362
                                                                ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............    $3,076,513
                                                                ==========

See accompanying notes to the financial statements.
 8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    AZL DREYFUS PREMIER
                                                                    SMALL CAP VALUE FUND
                                                            ------------------------------------
                                                            SIX MONTHS ENDED      YEAR ENDED
                                                                JUNE 30,         DECEMBER 31,
                                                                  2006               2005
                                                            ----------------   -----------------
                                                              (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)............................    $   192,151         $    46,118
  Net realized gains/(losses) on investments..............      2,242,666           3,476,799
  Change in unrealized appreciation/depreciation on
     investments..........................................        641,696          (1,592,874)
                                                              -----------         -----------
  Change in net assets resulting from operations:.........      3,076,513           1,930,043
                                                              -----------         -----------
DIVIDENDS TO SHAREHOLDERS:
  From net realized gains.................................             --            (713,081)
                                                              -----------         -----------
  Change in net assets resulting from dividends to
     shareholders.........................................             --            (713,081)
                                                              -----------         -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued.............................     11,726,092          31,616,705
  Proceeds from dividends reinvested......................             --             997,857
  Cost of shares redeemed.................................     (7,292,478)         (7,651,200)
                                                              -----------         -----------
  Change in net assets from capital transactions..........      4,433,614          24,963,362
                                                              -----------         -----------
  Change in net assets....................................      7,510,127          26,180,324
NET ASSETS:
  Beginning of period.....................................     56,953,802          30,773,478
  End of period...........................................    $64,463,929         $56,953,802
                                                              ===========         ===========
UNDISTRIBUTED NET INVESTMENT INCOME.......................    $   238,269         $    46,118
                                                              ===========         ===========
SHARE TRANSACTIONS:
  Shares issued...........................................        894,424           2,646,186
  Dividends reinvested....................................             --              81,729
  Shares redeemed.........................................       (574,655)           (647,964)
                                                              -----------         -----------
  Change in shares........................................        319,769           2,079,951
                                                              ===========         ===========

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL DREYFUS PREMIER SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                  SIX MONTHS ENDED    YEAR ENDED    MAY 3, 2004 TO
                                                      JUNE 30,       DECEMBER 31,    DECEMBER 31,
                                                        2006             2005          2004(a)
                                                  ----------------   ------------   --------------
                                                    (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD............      $ 12.30          $ 12.06         $ 10.00
                                                      -------          -------         -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)..................         0.04             0.01            0.01
  Net Realized and Unrealized Gains/(Losses) on
     Investments................................         0.68             0.40            2.16
                                                      -------          -------         -------
  Total from Investment Activities..............         0.72             0.41            2.17
                                                      -------          -------         -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income.........................           --               --           (0.01)
  Net Realized Gains............................           --            (0.17)          (0.10)
                                                      -------          -------         -------
  Total Dividends...............................           --            (0.17)          (0.11)
                                                      -------          -------         -------
NET ASSET VALUE, END OF PERIOD..................      $ 13.02          $ 12.30         $ 12.06
                                                      =======          =======         =======
TOTAL RETURN*(b)................................         5.85%            3.39%          21.72%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)..............      $64,464          $56,954         $30,773
Net Investment Income/(Loss)(c).................         0.60%            0.10%           0.24%
Expenses Before Reductions**(c).................         1.36%            1.41%           1.51%
Expenses Net of Reductions(c)...................         1.34%            1.35%           1.35%
Portfolio Turnover Rate(b)......................        40.73%          111.78%          83.52%

------------
* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

See accompanying notes to the financial statements.
 10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL DREYFUS PREMIER SMALL CAP VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1. ORGANIZATION

  The Allianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. Effective May 1, 2006, each of the Funds that were previously named with the prefix "USAZ" changed their name to the prefix "AZL."

   --    AZL AIM Basic Value Fund
   --    AZL AIM International Equity Fund
   --    AZL Davis NY Venture Fund
   --    AZL Dreyfus Founders Equity Growth Fund
   --    AZL Dreyfus Premier Small Cap Value Fund
   --    AZL Franklin Small Cap Value Fund
   --    AZL Jennison 20/20 Focus Fund
   --    AZL Jennison Growth Fund
   --    AZL Legg Mason Growth Fund
   --    AZL Legg Mason Value Fund
   --    AZL Money Market Fund
   --    AZL Neuberger Berman Regency Fund
   --    AZL OCC Renaissance Fund
   --    AZL OCC Value Fund
   --    AZL Oppenheimer Developing Markets Fund
   --    AZL Oppenheimer Emerging Growth Fund
   --    AZL Oppenheimer Emerging Technologies Fund
   --    AZL Oppenheimer Global Fund
   --    AZL Oppenheimer International Growth Fund
   --    AZL Oppenheimer Main Street Fund
   --    AZL PIMCO Fundamental IndexPLUS Total Return Fund
   --    AZL Salomon Brothers Large Cap Growth Fund
   --    AZL Salomon Brothers Small Cap Growth Fund
   --    AZL Van Kampen Aggressive Growth Fund
   --    AZL Van Kampen Comstock Fund
   --    AZL Van Kampen Emerging Growth Fund
   --    AZL Van Kampen Equity and Income Fund
   --    AZL Van Kampen Global Franchise Fund
   --    AZL Van Kampen Global Real Estate Fund
   --    AZL Van Kampen Growth and Income Fund
   --    AZL Van Kampen Mid Cap Growth Fund

  Effective May 1, 2006, the USAllianz Variable Insurance Products Trust changed its name to Allianz Variable Insurance Products Trust. These Notes to the Financial Statements are for the AZL Dreyfus Premier Small Cap Value Fund (the "Fund").

  The Trust is authorized to issue an unlimited number of shares of the Fund without par value. The Trust is authorized to offer Class 1 and Class 2 shares of the Fund. However, only Class 2 shares have been available since the Fund's inception. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL DREYFUS PREMIER SMALL CAP VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on the trade date on the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

  SECURITIES LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, approved by the Trust and when, in the judgment of Allianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2006, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF        VALUE OF
                                                                 COLLATERAL   LOANED SECURITIES
                                                                 ----------   -----------------
   AZL Dreyfus Premier Small Cap Value Fund....................  $9,549,195      $9,179,352

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL DREYFUS PREMIER SMALL CAP VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  The Fund received cash collateral for securities loaned. The cash was invested in Allianz Dresdner Daily Asset Fund at June 30, 2006. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

  COMMISSION RECAPTURE

  Certain Funds participate in a commission recapture program. The Funds will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Funds, excluding investment advisory fees. The amounts for the Fund are disclosed as expenses paid indirectly on the Statement of Operations.

3. RELATED PARTY TRANSACTIONS

  Allianz Life Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement among the Manager, The Dreyfus Corporation ("DC") and the Trust, DC provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2007.

  For the six months ended June 30, 2006, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   AZL Dreyfus Premier Small Cap Value Fund....................     0.90%          1.35%

  Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2006, the contractual reimbursements that may potentially be made in subsequent years were as follows:

                                                                  EXPIRES      EXPIRES
                                                                 12/31/2007   12/31/2008
                                                                 ----------   ----------
   AZL Dreyfus Premier Small Cap Value Fund....................   $11,894      $28,549

  In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

  The Fund's lending agent is Dresdner Bank, AG (the "Agent"), an affiliate of Allianz Life Advisers LLC. Under the terms of the Securities Lending Agreement, the Agent is entitled to receive 25% of the income earned from securities lending. During the six months ended June 30, 2006, the Agent received $4,823 in fees for acting as the Securities Lending Agent.

  Under an Administrative Services Agreement between the Funds and Manager, the Manager provides certain compliance oversight and filing services. The Manager is entitled to an amount equal to a portion of the Manager's quarterly expenses for employees who support the Trust's compliance program. In addition, the Manager is entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission. Fees are paid to the Manager on a quarterly basis and are reflected on the Statement of Operations as "Administrative services fees."

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with which certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex-wide annual base fee of $1,250,000 and an additional complex-wide asset-based fee, computed daily and paid monthly, which is based upon the following schedule:
  0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $5 billion, and 0.01% of net assets over $5 billion. The overall complex-wide fees are subject to a minimum fee

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL DREYFUS PREMIER SMALL CAP VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  based on $50,000 for each Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes employees available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO"). Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $50,000 for the six months ended June 30, 2006, plus certain out-of-pocket expenses. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2006, $1,151 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the six months ended June 30, 2006, actual Trustee compensation was $203,750 in total for both Trusts.

4. SECURITY PURCHASES AND SALES

  For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   AZL Dreyfus Premier Small Cap Value Fund....................  $30,658,635   $25,333,846

5. OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust's website at https://www.allianzlife.com/ ProductsServices/Annuities/Variable/OptionInfo.aspx; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

                                 ALLIANZ FUNDS

THE ALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND             SANNRPT0606 8/06
SERVICES. THESE FUNDS ARE NOT FDIC INSURED.

                                 AZL(R) FRANKLIN
                              SMALL CAP VALUE FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006
                                  (UNAUDITED)

                                                                   ALLIANZ FUNDS

                               TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                       Schedule of Portfolio Investments
                                     Page 3

                      Statement of Assets and Liabilities
                                     Page 6

                            Statement of Operations
                                     Page 7

                      Statements of Changes in Net Assets
                                     Page 8

                              Financial Highlights
                                     Page 9

                       Notes to the Financial Statements
                                    Page 10

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL FRANKLIN SMALL CAP VALUE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the AZL Franklin Small Cap Value Fund, you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AZL Franklin Small Cap Value Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Franklin Small Cap Value Fund......    $1,000.00       $1,089.50          $5.96              1.15%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the AZL Franklin Small Cap Value Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL Franklin Small Cap Value Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Franklin Small Cap Value Fund......    $1,000.00       $1,019.09          $5.76              1.15%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL FRANKLIN SMALL CAP VALUE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The AZL Franklin Small Cap Value Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2006.

                                               PERCENT OF
   AZL FRANKLIN SMALL CAP VALUE FUND           NET ASSETS*
   ---------------------------------           -----------
   Airlines..................................       1.0%
   Automobiles...............................       5.2
   Banking/Financial Services................       1.1
   Chemicals.................................       1.9
   Computers.................................       2.0
   Construction..............................       1.9
   Electronics...............................       3.7
   Health Care...............................       3.9
   Household.................................       2.9
   Insurance.................................      10.6
   Manufacturing.............................      21.1
   Metals/Mining.............................       6.3
   Oil/Gas...................................       5.6
   Paper/Forest Products.....................       0.9
   Pharmaceuticals...........................       0.9
   Real Estate Investment Trusts.............       0.6
   Retail/Wholesale..........................      12.7
   Services..................................       1.7
   Transportation............................       8.7
   Travel/Entertainment......................       1.0
   Utilities.................................       1.9
   Short-Term Investments....................      49.7
                                                  -----
                                                  145.3%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%. For more information about the amounts for each industry, net assets, and total investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL FRANKLIN SMALL CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)

                                                 FAIR
  SHARES                                         VALUE
-----------                                  -------------
COMMON STOCKS (95.6%):
Airlines (1.0%):
    125,400    SkyWest, Inc.(+)..........    $   3,109,920
                                             -------------
Automobiles (5.2%):
    243,000    Monaco Coach Corp.(+).....        3,086,100
    177,300    Superior Industries
                 International,
                 Inc.(+).................        3,242,817
    118,000    Thor Industries,
                 Inc.(+).................        5,717,100
    296,000    Wabash National
                 Corp.(+)................        4,546,560
                                             -------------
                                                16,592,577
                                             -------------
Banking/Financial Services (1.1%):
     46,671    Chemical Financial
                 Corp.(+)................        1,428,133
     28,375    First Indiana Corp.(+)....          738,601
     45,300    Peoples Bancorp, Inc. ....        1,351,752
                                             -------------
                                                 3,518,486
                                             -------------
Chemicals (1.9%):
     94,800    Cabot Corp.(+)............        3,272,496
     96,500    Westlake Chemical
                 Corp. ..................        2,875,700
                                             -------------
                                                 6,148,196
                                             -------------
Computers (2.0%):
    155,400    Avocent Corp.*(+).........        4,079,250
     77,900    Reynolds & Reynolds Co.,
                 Class A.................        2,389,193
                                             -------------
                                                 6,468,443
                                             -------------
Construction (1.9%):
     31,500    M.D.C. Holdings,
                 Inc.(+).................        1,635,795
    122,500    M/I Homes, Inc.(+)........        4,297,300
                                             -------------
                                                 5,933,095
                                             -------------
Electronics (3.7%):
     25,000    Brady Corp., Class A......          921,000
     55,000    Mettler-Toledo
                 International,
                 Inc.*(+)................        3,331,350
    125,100    Mine Safety Appliances
                 Co.(+)..................        5,029,020
     16,900    Nordson Corp. ............          831,142
    121,700    Sierra Pacific
                 Resources*(+)...........        1,703,800
                                             -------------
                                                11,816,312
                                             -------------
Health Care (3.9%):
    140,000    Hillenbrand Industries,
                 Inc. ...................        6,790,000
    125,000    STERIS Corp.(+)...........        2,857,500
     70,400    West Pharmaceutical
                 Services, Inc.(+).......        2,554,112
                                             -------------
                                                12,201,612
                                             -------------
Household (2.9%):
     70,700    Ethan Allen Interiors,
                 Inc.(+).................        2,584,085
    162,400    Hooker Furniture
                 Corp.(+)................        2,723,448
    174,600    La-Z-Boy, Inc.(+).........        2,444,400
    118,400    Russ Berrie & Company,
                 Inc.*(+)................        1,451,584
                                             -------------
                                                 9,203,517
                                             -------------

                                                 FAIR
  SHARES                                         VALUE
-----------                                  -------------
COMMON STOCKS, CONTINUED
Insurance (10.6%):
     30,000    American National
                 Insurance Co. ..........    $   3,891,600
    156,100    Arthur J. Gallagher &
                 Co.(+)..................        3,955,574
    225,500    Aspen Insurance Holdings,
                 Ltd. ...................        5,251,895
     33,000    Erie Indemnity Co., Class
                 A(+)....................        1,716,000
    167,000    IPC Holdings, Ltd.(+).....        4,118,220
     58,700    Mercury General Corp. ....        3,308,919
    275,000    Montpelier Re Holdings,
                 Ltd.(+).................        4,754,750
     76,900    Protective Life Corp. ....        3,585,078
     38,000    RLI Corp.(+)..............        1,830,840
     20,600    StanCorp Financial Group,
                 Inc. ...................        1,048,746
                                             -------------
                                                33,461,622
                                             -------------
Manufacturing (21.1%):
     26,700    A.O. Smith Corp.(+).......        1,237,812
    103,975    American Woodmark
                 Corp.(+)................        3,643,284
    272,000    Apogee Enterprises,
                 Inc.(+).................        3,998,400
     36,800    AptarGroup, Inc. .........        1,825,648
        200    Baldor Electric Co.(+)....            6,258
     63,251    Bassett Furniture
                 Industries, Inc.(+).....        1,170,776
    123,500    Bemis Company, Inc. ......        3,781,570
     86,500    Bowater, Inc.(+)..........        1,967,875
    117,000    Briggs & Stratton
                 Corp.(+)................        3,639,870
     27,000    Carlisle Companies,
                 Inc. ...................        2,141,100
     73,000    CIRCOR International,
                 Inc.(+).................        2,225,770
     40,400    CNH Global NV(+)..........          966,368
    165,700    Cohu, Inc.(+).............        2,908,035
     34,000    Genlyte Group, Inc.*(+)...        2,462,620
    122,100    Graco, Inc. ..............        5,614,158
     48,600    JLG Industries, Inc.(+)...        1,093,500
     55,000    Kennametal, Inc.(+).......        3,423,750
     46,200    Lone Star Technologies,
                 Inc.*(+)................        2,495,724
    145,000    Mueller Industries,
                 Inc.(+).................        4,789,350
     25,700    Powell Industries,
                 Inc.*(+)................          615,001
    222,600    RPM International,
                 Inc.(+).................        4,006,800
     48,000    Teleflex, Inc. ...........        2,592,960
    165,500    Warnaco Group, Inc.*(+)...        3,091,540
     63,400    Watts Water Technologies,
                 Inc., Class A(+)........        2,127,070
    161,000    Winnebago Industries,
                 Inc.(+).................        4,997,440
                                             -------------
                                                66,822,679
                                             -------------
Metals/Mining (6.3%):
     85,600    Arch Coal, Inc.(+)........        3,626,872
    145,300    Gibraltar Industries,
                 Inc. ...................        4,213,700
     52,100    Reliance Steel & Aluminum
                 Co. ....................        4,321,695
110,500        Steel Dynamics, Inc.(+)...        7,264,270
     13,700    Timken Co.(+).............          459,087
                                             -------------
                                                19,885,624
                                             -------------

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL FRANKLIN SMALL CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                 FAIR
  SHARES                                         VALUE
-----------                                  -------------
COMMON STOCKS, CONTINUED
Oil/Gas (5.6%):
     53,700    Atmos Energy Corp.(+).....    $   1,498,767
     22,600    Atwood Oceanics,
                 Inc.*(+)................        1,120,960
     99,000    Energen Corp. ............        3,802,590
     95,600    Global Industries,
                 Ltd.*(+)................        1,596,520
    115,500    Helix Energy Solutions
                 Group, Inc.*(+).........        4,661,580
     75,000    Oil States International,
                 Inc.*(+)................        2,571,000
     50,000    Tidewater, Inc.(+)........        2,460,000
                                             -------------
                                                17,711,417
                                             -------------
Paper/Forest Products (0.9%):
    117,000    Glatfelter(+).............        1,856,790
    105,000    Mercer International,
                 Inc.*(+)................          911,400
                                             -------------
                                                 2,768,190
                                             -------------
Pharmaceuticals (0.9%):
     37,000    Pharmaceutical Product
                 Development, Inc.*......        1,299,440
     60,500    Watson Pharmaceuticals,
                 Inc.*...................        1,408,440
                                             -------------
                                                 2,707,880
                                             -------------
Real Estate Investment Trusts (0.6%):
     72,000    Arbor Realty Trust,
                 Inc.(+).................        1,803,600
                                             -------------
Retail/Wholesale (12.7%):
     23,000    American Eagle Outfitters,
                 Inc. ...................          782,920
     14,000    Bob Evans Farms, Inc. ....          420,140
    114,000    Brown Shoe Company,
                 Inc. ...................        3,885,120
    211,000    Casey's General Stores,
                 Inc.(+).................        5,277,110
    110,000    Christopher & Banks
                 Corp.(+)................        3,190,000
     49,900    Dillard's, Inc., Class
                 A(+)....................        1,589,315
    112,000    Gymboree Corp.*(+)........        3,893,120
    196,000    Hot Topic, Inc.*(+).......        2,255,960
     53,800    Men's Wearhouse, Inc. ....        1,630,140
    232,900    Pier 1 Imports, Inc.(+)...        1,625,642
    164,000    Regis Corp.(+)............        5,840,040
    110,000    Timberland Co., Class
                 A*......................        2,871,000
    257,500    Tuesday Morning
                 Corp.(+)................        3,386,125
    255,000    West Marine, Inc.*(+).....        3,437,400
     10,400    Zale Corp.*(+)............          250,536
                                             -------------
                                                40,334,568
                                             -------------
Services (1.7%):
    115,000    ABM Industries, Inc.(+)...        1,966,500
     32,100    Dollar Thrifty Automotive
                 Group, Inc.*(+).........        1,446,747
     42,800    EMCOR Group, Inc.*........        2,083,076
                                             -------------
                                                 5,496,323
                                             -------------
Transportation (8.7%):
     42,300    Bristow Group, Inc.*(+)...        1,522,800
    145,000    Genesee & Wyoming, Inc.,
                 Class A*(+).............        5,143,150
    304,800    J.B. Hunt Transport
                 Services, Inc.(+).......        7,592,568
     47,800    Kansas City
                 Southern*(+)............        1,324,060
     94,700    OMI Corp.(+)..............        2,050,255
     69,000    Overseas Shipholding
                 Group, Inc.(+)..........        4,081,350
    139,500    Teekay Shipping
                 Corp.(+)................        5,836,680
                                             -------------
                                                27,550,863
                                             -------------

                                                 FAIR
  SHARES                                         VALUE
-----------                                  -------------
COMMON STOCKS, CONTINUED
Travel/Entertainment (1.0%):
     21,000    Aztar Corp.*..............    $   1,091,160
     70,000    Intrawest Corp.(+)........        2,230,200
                                             -------------
                                                 3,321,360
                                             -------------
Utilities (1.9%):
     88,400    Airgas, Inc. .............        3,292,900
    138,000    Northeast Utilities,
                 Inc.(+).................        2,852,460
                                             -------------
                                                 6,145,360
                                             -------------
  Total Common Stocks
    (Cost $278,103,815)                        303,001,644
                                             -------------
COLLATERAL FOR SECURITIES ON LOAN (45.0%):
142,410,592    Northern Trust Liquid
                 Institutional Asset
                 Portfolio...............      142,410,592
                                             -------------
  Total Collateral for Securities on Loan
    (Cost $142,410,592)                        142,410,592
                                             -------------
DEPOSIT ACCOUNT (4.7%):
 14,802,618    TNT Offshore Deposit
                 Account.................       14,802,618
                                             -------------
  Total Deposit Account
    (Cost $14,802,618)                          14,802,618
                                             -------------
  Total Investments
    (Cost $435,317,025)(a)--145.3%             460,214,854
  Liabilities in excess of other
  assets--(45.3)%                             (143,548,259)
                                             -------------
  Net Assets--100.0%                         $ 316,666,595
                                             =============

continued
 4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL FRANKLIN SMALL CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

------------

Percentages indicated are based on net assets of $316,666,595.

*   Non-income producing security.

(+) All or a portion of security is loaned as of June 30, 2006.

(a) Cost for federal income tax purposes is $435,350,879. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

    Unrealized appreciation...................  $ 44,239,779
    Unrealized depreciation...................   (19,375,804)
                                                ------------
    Net unrealized appreciation...............  $ 24,863,975
                                                ============

    The following represents the concentrations by country as of June 30, 2006 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     95.7%
    Bahamas...................................      1.8%
    Bermuda...................................      1.5%
    Canada....................................      0.7%
    Netherlands...............................      0.3%
                                                  ------
                                                  100.0%
                                                  ======

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

                                                                    AZL
                                                                 FRANKLIN
                                                              SMALL CAP VALUE
                                                                   FUND
                                                              ---------------
ASSETS
Investment securities, at cost..............................   $435,317,025
                                                               ============
Investment securities, at value*............................   $460,214,854
Interest and dividends receivable...........................        274,264
Receivable for capital shares issued........................      1,179,590
Receivable for investments sold.............................         13,999
                                                               ------------
  Total Assets..............................................    461,682,707
                                                               ------------

LIABILITIES
Payable for investments purchased...........................      2,205,787
Payable for return of collateral received...................    142,410,592
Manager fees payable........................................        190,706
Administration fees payable.................................         14,578
Distribution fees payable...................................         63,569
Administrative services fees payable........................          1,471
Compliance services fees payable............................            437
Other accrued liabilities...................................        128,972
                                                               ------------
  Total Liabilities.........................................    145,016,112
                                                               ------------
NET ASSETS..................................................   $316,666,595
                                                               ============

NET ASSETS CONSIST OF:
  Capital...................................................   $262,907,843
  Undistributed net investment income/(loss)................      1,762,460
  Net realized gains/(losses) on investments................     27,098,463
  Net unrealized appreciation/(depreciation) on
     investments............................................     24,897,829
                                                               ------------
NET ASSETS..................................................   $316,666,595
                                                               ============
Shares of beneficial interest...............................     17,569,157
Net Asset Value (offering and redemption price per share)...   $      18.02
                                                               ============

------------
*   Includes securities on loan of $139,724,904.

See accompanying notes to the financial statements.
 6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

                                                                    AZL
                                                                 FRANKLIN
                                                              SMALL CAP VALUE
                                                                   FUND
                                                              ---------------
INVESTMENT INCOME:
Interest....................................................    $   511,426
Dividends...................................................      1,938,086
Income from securities lending..............................        170,896
                                                                -----------
  Total Investment Income...................................      2,620,408
                                                                -----------
EXPENSES:
Manager fees................................................      1,173,655
Administration fees.........................................         86,269
Distribution fees...........................................        391,218
Audit fees..................................................          7,090
Administrative services fees................................          2,905
Compliance services fees....................................          2,628
Custodian fees..............................................         24,585
Legal fees..................................................         11,448
Shareholder reports.........................................          9,920
Trustees' fees..............................................          6,151
Other expenses..............................................         77,802
                                                                -----------
  Total expenses............................................      1,793,671
                                                                -----------
NET INVESTMENT INCOME/(LOSS)................................        826,737
                                                                -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on securities transactions......      8,398,566
Change in unrealized appreciation/depreciation on
  securities................................................     14,688,949
                                                                -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...     23,087,515
                                                                -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............    $23,914,252
                                                                ===========

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                              AZL FRANKLIN SMALL CAP VALUE FUND
                                                              ---------------------------------
                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                  JUNE 30,        DECEMBER 31,
                                                                    2006              2005
                                                              -----------------   -------------
                                                                 (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $    826,737      $    932,976
  Net realized gains/(losses) on investments................       8,398,566        18,699,897
  Change in unrealized appreciation/depreciation on
     investments............................................      14,688,949        (5,765,878)
                                                                ------------      ------------
  Change in net assets resulting from operations:...........      23,914,252        13,866,995
                                                                ------------      ------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................              --        (1,084,648)
  From net realized gains...................................              --        (1,540,111)
                                                                ------------      ------------
  Change in net assets resulting from dividends to
     shareholders...........................................              --        (2,624,759)
                                                                ------------      ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      69,242,199       137,992,550
  Proceeds from dividends reinvested........................              --         2,624,759
                                                                ------------      ------------
  Cost of shares redeemed...................................     (45,726,635)      (11,319,367)
                                                                ------------      ------------
  Change in net assets from capital transactions............      23,515,564       129,297,942
                                                                ------------      ------------
  Change in net assets......................................      47,429,816       140,540,178
NET ASSETS:
  Beginning of period.......................................     269,236,779       128,696,601
                                                                ------------      ------------
  End of period.............................................    $316,666,595      $269,236,779
                                                                ============      ============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $  1,762,460      $    935,723
                                                                ============      ============
SHARE TRANSACTIONS:
  Shares issued.............................................       3,859,504         8,609,543
  Dividends reinvested......................................              --           162,122
  Shares redeemed...........................................      (2,571,800)         (725,431)
                                                                ------------      ------------
  Change in shares..........................................       1,287,704         8,046,234
                                                                ============      ============

See accompanying notes to the financial statements.
 8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL FRANKLIN SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                 YEAR ENDED
                                          SIX MONTHS ENDED      DECEMBER 31,       MAY 1, 2003 TO
                                              JUNE 30,       -------------------    DECEMBER 31,
                                                2006           2005       2004        2003(a)
                                          ----------------   --------   --------   --------------
                                            (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD....      $  16.54       $  15.63   $  12.71      $ 10.00
                                              --------       --------   --------      -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)..........          0.04           0.08#      0.13         0.08
  Net Realized and Unrealized
     Gains/(Losses) on Investments......          1.44           1.02       2.80         2.75
                                              --------       --------   --------      -------
  Total from Investment Activities......          1.48           1.10       2.93         2.83
                                              --------       --------   --------      -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income.................            --          (0.08)        --        (0.08)
  Net Realized Gains....................            --          (0.11)     (0.01)       (0.08)
                                              --------       --------   --------      -------
  Total Dividends.......................            --          (0.19)     (0.01)       (0.12)
                                              --------       --------   --------      -------
NET ASSET VALUE, END OF PERIOD..........      $  18.02       $  16.54   $  15.63      $ 12.71
                                              ========       ========   ========      =======
TOTAL RETURN*(b)........................          8.95%          7.03%     23.10%       28.38%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)......      $316,667       $269,237   $128,697      $25,494
Net Investment Income/(Loss)(c).........          0.53%          0.49%      1.68%        1.54%
Expenses Before Reductions**(c).........          1.15%          1.15%      1.23%        1.60%
Expenses Net of Reductions(c)...........          1.15%          1.15%      1.23%        1.25%
Portfolio Turnover Rate(b)..............         11.83%         85.56%     21.14%       13.67%

------------
* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

#   Average shares method used in calculation.

(a) Period from commencement of operations.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL FRANKLIN SMALL CAP VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1. ORGANIZATION

  The Allianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. Effective May 1, 2006, each of the Funds that were previously named with the prefix "USAZ" changed their name to the prefix "AZL."

   --    AZL AIM Basic Value Fund
   --    AZL AIM International Equity Fund
   --    AZL Davis NY Venture Fund
   --    AZL Dreyfus Founders Equity Growth Fund
   --    AZL Dreyfus Premier Small Cap Value Fund
   --    AZL Franklin Small Cap Value Fund
   --    AZL Jennison 20/20 Focus Fund
   --    AZL Jennison Growth Fund
   --    AZL Legg Mason Growth Fund
   --    AZL Legg Mason Value Fund
   --    AZL Money Market Fund
   --    AZL Neuberger Berman Regency Fund
   --    AZL OCC Renaissance Fund
   --    AZL OCC Value Fund
   --    AZL Oppenheimer Developing Markets Fund
   --    AZL Oppenheimer Emerging Growth Fund
   --    AZL Oppenheimer Emerging Technologies Fund
   --    AZL Oppenheimer Global Fund
   --    AZL Oppenheimer International Growth Fund
   --    AZL Oppenheimer Main Street Fund
   --    AZL PIMCO Fundamental IndexPLUS Total Return Fund
   --    AZL Salomon Brothers Large Cap Growth Fund
   --    AZL Salomon Brothers Small Cap Growth Fund
   --    AZL Van Kampen Aggressive Growth Fund
   --    AZL Van Kampen Comstock Fund
   --    AZL Van Kampen Emerging Growth Fund
   --    AZL Van Kampen Equity and Income Fund
   --    AZL Van Kampen Global Franchise Fund
   --    AZL Van Kampen Global Real Estate Fund
   --    AZL Van Kampen Growth and Income Fund
   --    AZL Van Kampen Mid Cap Growth Fund

  Effective May 1, 2006, the USAllianz Variable Insurance Products Trust changed its name to Allianz Variable Insurance Products Trust. These Notes to the Financial Statements are for the AZL Franklin Small Cap Value Fund (the "Fund").

  The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL FRANKLIN SMALL CAP VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on the trade date on the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

  SECURITIES LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, approved by the Trust or Allianz Life Advisers, LLC, the investment manager of the Fund and when, in the judgment of the Trust, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2006, the Fund the following amounts outstanding related to securities lending:

                                                                   VALUE OF         VALUE OF
                                                                  COLLATERAL    LOANED SECURITIES
                                                                 ------------   -----------------
   AZL Franklin Small Cap Value Fund...........................  $142,410,592     $139,724,904

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL FRANKLIN SMALL CAP VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Assets Portfolio at June 30, 2006. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

  COMMISSION RECAPTURE

  Certain Funds participate in a commission recapture program. The Funds will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Funds, excluding investment advisory fees. The amounts for the Fund are disclosed as expenses paid indirectly on the Statement of Operations.

3. RELATED PARTY TRANSACTIONS

  Allianz Life Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement among the Manager, Franklin Advisory Services, LLC ("Franklin") and the Trust, Franklin provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2007.

  For the six months ended June 30, 2006, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   AZL Franklin Small Cap Value Fund...........................     0.75%          1.35%

  Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2006, there were no contractual reimbursements that may potentially be made in subsequent years.

  In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

  Under an Administrative Services Agreement between the Funds and Manager, the Manager provides certain compliance oversight and filing services. The Manager is entitled to an amount equal to a portion of the Manager's quarterly expenses for employees who support the Trust's compliance program. In addition, the Manager is entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission. Fees are paid to the Manager on a quarterly basis and are reflected on the Statement of Operations as "Administrative services fees."

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with which certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex-wide annual base fee of $1,250,000 and an additional complex-wide asset-based fee, computed daily and paid monthly, which is based upon the following schedule:
  0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $5 billion, and 0.01% of net assets over $5 billion. The overall complex-wide fees are subject to a minimum fee based on $50,000 for each Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes employees available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO"). Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $50,000 for the six months ended June 30, 2006, plus certain out-of-pocket

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL FRANKLIN SMALL CAP VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  expenses. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2006, $4,028 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the six months ended June 30, 2006, actual Trustee compensation was $203,750 in total for both Trusts.

4. SECURITY PURCHASES AND SALES

  For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   AZL Franklin Small Cap Value Fund...........................  $86,335,974   $33,261,988

5. OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust's website at https://www.allianzlife.com/ ProductsServices/Annuities/Variable/OptionInfo.aspx; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

                                  ALLIANZ FUNDS

THE ALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND SERVICES.   SANNRPT0606 8/06
THESE FUNDS ARE NOT FDIC INSURED.

                                 AZL(R) JENNISON
                                20/20 FOCUS FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006
                                  (UNAUDITED)

                                                                   ALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statement of Changes in Net Assets
                                     Page 7

                              Financial Highlights
                                     Page 8

                        Notes to the Financial Statements
                                     Page 9

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JENNISON 20/20 FOCUS FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the AZL Jennison 20/20 Focus Fund, you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AZL Jennison 20/20 Focus Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Jennison 20/20 Focus Fund..........    $1,000.00       $1,010.50          $5.53              1.11%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the AZL Jennison 20/20 Focus Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL Jennison 20/20 Focus Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Jennison 20/20 Focus Fund..........    $1,000.00       $1,019.29          $5.56              1.11%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JENNISON 20/20 FOCUS FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The AZL Jennison 20/20 Focus Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2006.

                                                PERCENT OF
   AZL JENNISON 20/20 FOCUS FUND               NET ASSETS*
   -----------------------------               ------------
   Banking/Financial Services................       8.1%
   Chemicals.................................       2.4
   Computers.................................      10.7
   Electronics...............................       5.7
   Food......................................       5.0
   Insurance.................................       4.4
   Manufacturing.............................       7.2
   Media.....................................       1.6
   Metals/Mining.............................       1.9
   Oil/Gas...................................      10.4
   Pharmaceuticals...........................       7.5
   Retail/Wholesale..........................      11.6
   Services..................................       2.7
   Telecommunications........................       9.5
   Travel/Entertainment......................       2.7
   Utilities.................................       5.3
   Short-Term Investments....................      17.7
                                                  -----
                                                  114.4%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%. For more information about the amounts for each industry, net assets, and total investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JENNISON 20/20 FOCUS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS (96.7%):
Banking/Financial Services (8.1%):
    82,700    Merrill Lynch & Company,
                Inc. .....................    $  5,752,612
    89,800    NYSE Group, Inc.*(+)........       6,149,504
    57,000    UBS AG, Registered Shares...       6,252,900
                                              ------------
                                                18,155,016
                                              ------------
Chemicals (2.4%):
   130,700    E. I. du Pont de Nemours and
                Co........................       5,437,120
                                              ------------
Computers (10.7%):
   184,200    Adobe Systems, Inc.*........       5,592,312
    87,800    Apple Computer, Inc.*.......       5,015,136
   292,100    Cisco Systems, Inc.*........       5,704,713
    18,300    Google, Inc., Class A*......       7,673,739
                                              ------------
                                                23,985,900
                                              ------------
Electronics (5.7%):
   134,800    Broadcom Corp., Class A*....       4,050,740
    87,300    Marvell Technology Group,
                Ltd.*.....................       3,870,009
   238,100    Motorola, Inc. .............       4,797,715
                                              ------------
                                                12,718,464
                                              ------------
Food (5.0%):
   144,300    Cadbury Schweppes plc,
                ADR(+)....................       5,601,726
   253,300    ConAgra Foods, Inc. ........       5,600,463
                                              ------------
                                                11,202,189
                                              ------------
Insurance (4.4%):
    90,100    American International
                Group, Inc. ..............       5,320,405
   161,700    Axis Capital Holdings,
                Ltd.(+)...................       4,626,237
                                              ------------
                                                 9,946,642
                                              ------------
Manufacturing (7.2%):
    62,100    3M Co. .....................       5,015,817
   127,900    American Standard Companies,
                Inc.(+)...................       5,534,233
   135,500    Honeywell International,
                Inc. .....................       5,460,650
                                              ------------
                                                16,010,700
                                              ------------
Media (1.6%):
   184,500    News Corp., Class A.........       3,538,710
                                              ------------
Metals/Mining (1.9%):
    51,800    Phelps Dodge Corp.(+).......       4,255,888
                                              ------------
Oil/Gas (10.4%):
   105,700    Nexen, Inc.(+)..............       5,976,278
    55,500    Occidental Petroleum
                Corp. ....................       5,691,525
    77,200    Suncor Energy, Inc. ........       6,253,972
    67,800    Transocean, Inc.*...........       5,445,696
                                              ------------
                                                23,367,471
                                              ------------

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS, CONTINUED
Pharmaceuticals (7.5%):
   100,600    Gilead Sciences, Inc.*......    $  5,951,496
    82,200    Novartis AG, ADR(+).........       4,432,224
    77,100    Roche Holding AG, ADR.......       6,359,964
                                              ------------
                                                16,743,684
                                              ------------
Retail/Wholesale (11.6%):
   157,700    Federated Department Stores,
                Inc. .....................       5,771,820
   112,000    Home Depot, Inc. ...........       4,008,480
   264,300    Kroger Co. .................       5,777,597
   117,500    Wal-Mart Stores, Inc. ......       5,659,975
   336,900    Xerox Corp.*(+).............       4,686,279
                                              ------------
                                                25,904,151
                                              ------------
Services (2.7%):
   168,100    Waste Management, Inc. .....       6,031,428
                                              ------------
Telecommunications (9.5%):
    74,900    ALLTEL Corp. ...............       4,780,867
   187,400    Comcast Corp., Class A*.....       6,135,476
   238,500    Corning, Inc.*..............       5,769,315
   116,000    QUALCOMM, Inc. .............       4,648,120
                                              ------------
                                                21,333,778
                                              ------------
Travel/Entertainment (2.7%):
   203,300    Walt Disney Co. ............       6,099,000
                                              ------------
Utilities (5.3%):
   126,200    Sempra Energy...............       5,739,576
   101,400    TXU Corp. ..................       6,062,706
                                              ------------
                                                11,802,282
                                              ------------
  Total Common Stocks
    (Cost $208,145,459)                        216,532,423
                                              ------------
COLLATERAL FOR SECURITIES ON LOAN (11.9%):
26,657,172    Northern Trust Liquid
                Institutional Asset
                Portfolio.................      26,657,172
                                              ------------
  Total Collateral for Securities on Loan
    (Cost $26,657,172)                          26,657,172
                                              ------------
DEPOSIT ACCOUNT (5.8%):
12,945,611    TNT Offshore Deposit
                Account...................      12,945,611
                                              ------------
  Total Deposit Account
    (Cost $12,945,611)                          12,945,611
                                              ------------
  Total Investments
    (Cost $247,748,242)(a)--114.4%             256,135,206
  Liabilities in excess of other
  assets--(14.4)%                              (32,294,845)
                                              ------------
  Net Assets--100.0%                          $223,840,361
                                              ============

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JENNISON 20/20 FOCUS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

------------

Percentages indicated are based on net assets of $223,840,361.

*  Non-income producing security.

(+)  All or a portion of security is loaned as of June 30, 2006.

ADR--American Depositary Receipt.

(a) Cost for federal income tax purposes is $249,535,081. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

    Unrealized appreciation...................  $15,275,441
    Unrealized depreciation...................   (8,675,316)
                                                -----------
    Net unrealized appreciation...............  $ 6,600,125
                                                ===========

   The following represents the concentrations by country as of June 30, 2006 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     78.8%
    Switzerland...............................      7.4%
    Canada....................................      5.3%
    Bermuda...................................      3.7%
    Cayman Islands............................      2.4%
    United Kingdom............................      2.4%
                                                  ------
                                                  100.0%
                                                  ======

See accompanying notes to the financial statements.
 4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

                                                                   AZL
                                                                 JENNISON
                                                               20/20 FOCUS
                                                                   FUND
                                                               ------------
ASSETS
Investment securities, at cost..............................   $247,748,242
                                                               ============
Investment securities, at value*............................   $256,135,206
Interest and dividends receivable...........................        258,134
Receivable for capital shares issued........................        502,605
Receivable for investments sold.............................        727,151
                                                               ------------
  Total Assets..............................................    257,623,096
                                                               ------------

LIABILITIES
Payable for investments purchased...........................      6,900,646
Payable for return of collateral received...................     26,657,172
Manager fees payable........................................        134,885
Administration fees payable.................................         10,309
Administrative services fees payable........................          1,047
Compliance services fees payable............................            311
Distribution fees payable...................................         45,238
Other accrued liabilities...................................         33,127
                                                               ------------
  Total Liabilities.........................................     33,782,735
                                                               ------------
NET ASSETS..................................................   $223,840,361
                                                               ============

NET ASSETS CONSIST OF:
  Capital...................................................    215,738,233
  Undistributed net investment income/(loss)................        417,506
  Net realized gains/(losses) on investments................       (702,342)
  Net unrealized appreciation/(depreciation) on
     investments............................................      8,386,964
                                                               ------------
NET ASSETS..................................................   $223,840,361
                                                               ============
Shares of beneficial interest...............................     17,937,135
Net Asset Value (offering and redemption price per share)...   $      12.48
                                                               ============

------------
*   Includes securities on loan of $26,592,242.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

                                                                   AZL
                                                                JENNISON
                                                               20/20 FOCUS
                                                                  FUND
                                                               -----------
INVESTMENT INCOME:
Interest....................................................   $   121,459
Dividends...................................................     1,424,641
Income from securities lending..............................         8,087
                                                               -----------
  Total Investment Income...................................     1,554,187
                                                               -----------
EXPENSES:
Manager fees................................................       818,878
Administration fees.........................................        56,918
Distribution fees...........................................       255,899
Audit fees..................................................         3,038
Administrative services fees................................         1,956
Compliance services fees....................................         1,726
Custodian fees..............................................         2,598
Legal fees..................................................         4,617
Shareholder reports.........................................         4,273
Trustees' fees..............................................         2,905
Recoupment of prior expenses reimbursed by the Manager......         9,926
Other expenses..............................................        32,465
                                                               -----------
  Total expenses before reductions..........................     1,195,199
  Less expenses voluntarily waived/reimbursed by the
     Manager................................................       (21,522)
  Less expenses paid indirectly.............................       (36,996)
                                                               -----------
  Net Expenses..............................................     1,136,681
                                                               -----------
NET INVESTMENT INCOME/(LOSS)................................       417,506
                                                               -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on securities transactions......      (593,986)
Change in unrealized appreciation/depreciation on
  securities................................................    (1,570,083)
                                                               -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...    (2,164,069)
                                                               -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............   $(1,746,563)
                                                               ===========

See accompanying notes to the financial statements.
 6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                       AZL JENNISON
                                                                     20/20 FOCUS FUND
                                                              -------------------------------
                                                                  FOR THE          FOR THE
                                                              SIX MONTHS ENDED   PERIOD ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2006           2005(a)
                                                              ----------------   ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $    417,506     $    117,437
  Net realized gains/(losses) on investments................        (593,986)        (102,440)
  Change in unrealized appreciation/depreciation on
     investments............................................      (1,570,083)       9,957,047
                                                                ------------     ------------
  Change in net assets resulting from operations............      (1,746,563)       9,972,044
                                                                ------------     ------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................              --         (135,000)
                                                                ------------     ------------
  Net change in net assets resulting from dividends to
     shareholders...........................................              --         (135,000)
                                                                ------------     ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................     112,724,610      137,077,952
  Proceeds from dividends reinvested........................              --          135,000
  Cost of shares redeemed...................................     (33,192,039)        (995,643)
                                                                ------------     ------------
  Change in net assets from capital transactions............      79,532,571      136,217,309
                                                                ------------     ------------
  Change in net assets......................................      77,786,008      146,054,353
NET ASSETS:
  Beginning of period.......................................     146,054,353               --
                                                                ------------     ------------
  End of period.............................................    $223,840,361     $146,054,353
                                                                ============     ============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $    417,506     $         --
                                                                ============     ============
SHARE TRANSACTIONS:
  Shares issued.............................................       8,823,648       11,903,216
  Dividends reinvested......................................              --           10,931
  Shares redeemed...........................................      (2,714,195)         (86,465)
                                                                ------------     ------------
  Change in shares..........................................       6,109,453       11,827,682
                                                                ============     ============

------------
(a) For the Period April 29, 2005 (commencement of operations) to December 31, 2005.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JENNISON 20/20 FOCUS FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                  FOR THE          FOR THE
                                                              SIX MONTHS ENDED   PERIOD ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2006           2005(a)
                                                              ----------------   ------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $  12.35         $  10.00
                                                                  --------         --------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)..............................          0.02             0.01
  Net Realized and Unrealized Gains/(Losses) on
     Investments............................................          0.11             2.35
                                                                  --------         --------
  Total from Investment Activities..........................          0.13             2.36
                                                                  --------         --------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income.....................................            --            (0.01)
  Net Realized Gains........................................            --               --
                                                                  --------         --------
  Total Dividends...........................................            --            (0.01)
                                                                  --------         --------
NET ASSET VALUE, END OF PERIOD..............................      $  12.48         $  12.35
                                                                  ========         ========
TOTAL RETURN*(b)............................................          1.05%           23.61%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)..........................      $223,840         $146,054
Net Investment Income/(Loss)(c).............................          0.41%            0.28%
Expenses Before Reductions**(c).............................          1.16%            1.23%
Expenses Net of Reductions(c)...............................          1.11%            1.20%
Expenses Net of Reductions(c)(d)............................          1.15%             N/A
Portfolio Turnover Rate(b)..................................         64.90%           59.04%

------------
* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) For the Period April 29, 2005 (commencement of operations) to December 31, 2005.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.
 8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JENNISON 20/20 FOCUS FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1. ORGANIZATION

  The Allianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. Effective May 1, 2006, each of the Funds that were previously named with the prefix "USAZ" changed their name to the prefix "AZL."

   --    AZL AIM Basic Value Fund
   --    AZL AIM International Equity Fund
   --    AZL Davis NY Venture Fund
   --    AZL Dreyfus Founders Equity Growth Fund
   --    AZL Dreyfus Premier Small Cap Value Fund
   --    AZL Franklin Small Cap Value Fund
   --    AZL Jennison 20/20 Focus Fund
   --    AZL Jennison Growth Fund
   --    AZL Legg Mason Growth Fund
   --    AZL Legg Mason Value Fund
   --    AZL Money Market Fund
   --    AZL Neuberger Berman Regency Fund
   --    AZL OCC Renaissance Fund
   --    AZL OCC Value Fund
   --    AZL Oppenheimer Developing Markets Fund
   --    AZL Oppenheimer Emerging Growth Fund
   --    AZL Oppenheimer Emerging Technologies Fund
   --    AZL Oppenheimer Global Fund
   --    AZL Oppenheimer International Growth Fund
   --    AZL Oppenheimer Main Street Fund
   --    AZL PIMCO Fundamental IndexPLUS Total Return Fund
   --    AZL Salomon Brothers Large Cap Growth Fund
   --    AZL Salomon Brothers Small Cap Growth Fund
   --    AZL Van Kampen Aggressive Growth Fund
   --    AZL Van Kampen Comstock Fund
   --    AZL Van Kampen Emerging Growth Fund
   --    AZL Van Kampen Equity and Income Fund
   --    AZL Van Kampen Global Franchise Fund
   --    AZL Van Kampen Global Real Estate Fund
   --    AZL Van Kampen Growth and Income Fund
   --    AZL Van Kampen Mid Cap Growth Fund

  Effective May 1, 2006, the USAllianz Variable Insurance Products Trust changed its name to Allianz Variable Insurance Products Trust. These Notes to the Financial Statements are for the AZL Jennison 20/20 Focus Fund (the "Fund").

  The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JENNISON 20/20 FOCUS FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on the trade date on the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

  SECURITIES LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, approved by the Trust or Allianz Life Advisers, LLC, the investment manager of the Fund and when, in the judgment of the Trust, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2006, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF     VALUE OF LOANED
                                                                 COLLATERAL      SECURITIES
                                                                 -----------   ---------------
   AZL Jennison 20/20 Focus Fund...............................  $26,657,172     $26,592,242

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JENNISON 20/20 FOCUS FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Assets Portfolio at June 30, 2006. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

  COMMISSION RECAPTURE

  Certain Funds participate in a commission recapture program. The Funds will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Funds, excluding investment advisory fees. The amounts for the Fund are disclosed as expenses paid indirectly on the Statement of Operations.

3. RELATED PARTY TRANSACTIONS

  Allianz Life Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement among the Manager, Jennison Associates LLC, (the subadviser is also affiliated with Prudential Investment Management, Inc.), ("Jennison") and the Trust, Jennison provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2007.

  For the six months ended June 30, 2006, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL   EXPENSE
                                                                  RATE     LIMIT
                                                                 ------   -------
   AZL Jennison 20/20 Focus Fund...............................  0.80%     1.20%

  Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2006, there were no contractual reimbursements that may potentially be made in subsequent years.

  In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

  Under an Administrative Services Agreement between the Funds and Manager, the Manager provides certain compliance oversight and filing services. The Manager is entitled to an amount equal to a portion of the Manager's quarterly expenses for employees who support the Trust's compliance program. In addition, the Manager is entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission. Fees are paid to the Manager on a quarterly basis and are reflected on the Statement of Operations as "Administrative services fees."

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with which certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex-wide annual base fee of $1,250,000 and an additional complex-wide asset-based fee, computed daily and paid monthly, which is based upon the following schedule:
  0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $5 billion, and 0.01% of net assets over $5 billion. The overall complex-wide fees are subject to a minimum fee based on $50,000 for each Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes employees available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO"). Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JENNISON 20/20 FOCUS FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $50,000 for the six months ended June 30, 2006, plus certain out-of-pocket expenses. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2006, $2,925 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the six months ended June 30, 2006, actual Trustee compensation was $203,750 in total for both Trusts.

4. SECURITY PURCHASES AND SALES

  For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES        SALES
                                                                 ------------   ------------
   AZL Jennison 20/20 Focus Fund...............................  $203,890,667   $128,058,526

5. OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust's website at https://www.allianzlife.com/ ProductsServices/Annuities/Variable/OptionInfo.aspx; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

                                 ALLIANZ FUNDS

THE ALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND SERVICES.   SANNRPT0606 8/06
THESE FUNDS ARE NOT FDIC INSURED.

                                 AZL(R) JENNISON
                                  GROWTH FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006
                                  (UNAUDITED)

                                                                   ALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statement of Changes in Net Assets
                                     Page 7

                              Financial Highlights
                                     Page 8

                        Notes to the Financial Statements
                                     Page 9

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JENNISON GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the AZL Jennison Growth Fund, you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AZL Jennison Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Jennison Growth Fund...............    $1,000.00        $933.80           $5.66              1.18%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the AZL Jennison Growth Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the AZL Jennison Growth Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Jennison Growth Fund...............    $1,000.00       $1,018.94          $5.91              1.18%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JENNISON GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The AZL Jennison Growth Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2006.

                                                PERCENT OF
   AZL JENNISON GROWTH FUND                    NET ASSETS*
   ------------------------                    ------------
   Aerospace/Defense.........................       3.3%
   Banking/Financial Services................      11.5
   Beverages.................................       2.6
   Computers.................................      15.6
   E-Commerce................................       0.7
   Electronics...............................       8.9
   Health Care...............................       7.0
   Household.................................       1.6
   Insurance.................................       2.3
   Manufacturing.............................       3.6
   Media.....................................       1.2
   Oil/Gas...................................       5.2
   Pharmaceuticals...........................       9.2
   Restaurants...............................       1.8
   Retail/Wholesale..........................      11.2
   Telecommunications........................       6.5
   Travel/Entertainment......................       4.0
   Short-Term Investments....................       7.7
                                                  -----
                                                  103.9%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%. For more information about the amounts for each industry, net assets, and total investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JENNISON GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
 SHARES                                           VALUE
---------                                      -----------
COMMON STOCKS (96.2%):
Aerospace/Defense (3.3%):
    7,600    Boeing Co.....................    $   622,516
   11,300    United Technologies Corp......        716,646
                                               -----------
                                                 1,339,162
                                               -----------
Banking/Financial Services (11.5%):
   15,200    American Express Co...........        808,944
   42,800    Charles Schwab Corp...........        683,944
    3,900    Goldman Sachs Group, Inc......        586,677
   18,300    KKR Private Equity
               Investors*..................        400,770
    8,900    Merrill Lynch & Company,
               Inc.........................        619,084
    9,100    NYSE Group, Inc.*(+)..........        623,168
    9,000    UBS AG, Registered Shares.....        987,300
                                               -----------
                                                 4,709,887
                                               -----------
Beverages (2.6%):
   17,500    PepsiCo, Inc..................      1,050,700
                                               -----------
Computers (15.6%):
   28,400    Adobe Systems, Inc.*..........        862,224
   12,800    Apple Computer, Inc.*.........        731,136
   44,100    Cisco Systems, Inc.*..........        861,273
    1,800    Citrix Systems, Inc.*.........         72,252
   12,700    Electronic Arts, Inc.*........        546,608
    3,300    Google, Inc., Class A*........      1,383,789
    8,900    Microsoft Corp................        207,370
    4,500    NAVTEQ Corp.*.................        201,060
   13,200    SAP AG, ADR(+)................        693,264
   23,200    Yahoo!, Inc.*.................        765,600
                                               -----------
                                                 6,324,576
                                               -----------
E-Commerce (0.7%):
    9,900    eBay, Inc.*...................        289,971
                                               -----------
Electronics (8.9%):
   19,400    Agilent Technologies, Inc.*...        612,264
   24,400    Broadcom Corp., Class A*......        733,220
   15,000    Marvell Technology Group,
               Ltd.*.......................        664,950
   16,900    Maxim Integrated Products,
               Inc.........................        542,659
   23,800    Motorola, Inc.................        479,570
   20,100    Texas Instruments, Inc........        608,829
                                               -----------
                                                 3,641,492
                                               -----------
Health Care (7.0%):
    7,900    Alcon, Inc....................        778,545
   13,300    Amgen, Inc.*..................        867,559
   10,100    Genentech, Inc.*..............        826,180
   11,800    St. Jude Medical, Inc.*.......        382,556
                                               -----------
                                                 2,854,840
                                               -----------
Household (1.6%):
   12,040    Procter & Gamble Co...........        669,424
                                               -----------
Insurance (2.3%):
    9,100    American International Group,
               Inc.........................        537,355
    5,800    WellPoint, Inc.*..............        422,066
                                               -----------
                                                   959,421
                                               -----------

                                                  FAIR
 SHARES                                           VALUE
---------                                      -----------
COMMON STOCKS, CONTINUED
Manufacturing (3.6%):
    8,000    3M Co.........................    $   646,160
   25,600    General Electric Co...........        843,776
                                               -----------
                                                 1,489,936
                                               -----------
Media (1.2%):
   24,900    News Corp., Class A...........        477,582
                                               -----------
Oil/Gas (5.2%):
    5,100    Apache Corp...................        348,075
    4,800    Occidental Petroleum Corp.....        492,240
   12,900    Schlumberger, Ltd.............        839,919
    5,700    Suncor Energy, Inc............        461,757
                                               -----------
                                                 2,141,991
                                               -----------
Pharmaceuticals (9.2%):
   11,100    Caremark Rx, Inc..............        553,557
   13,300    Gilead Sciences, Inc.*........        786,828
   17,100    Novartis AG, ADR..............        922,032
   12,300    Roche Holding AG, ADR.........      1,014,625
    9,900    Sanofi-Aventis, ADR...........        482,130
                                               -----------
                                                 3,759,172
                                               -----------
Restaurants (1.8%):
    1,600    Chipotle Mexican Grill,
               Inc.*.......................         97,520
   11,900    Starbucks Corp.*..............        449,344
    7,300    The Cheesecake Factory,
               Inc*........................        196,735
                                               -----------
                                                   743,599
                                               -----------
Retail/Wholesale (11.2%):
   19,500    Coach, Inc.*..................        583,050
   19,400    Federated Department Stores,
               Inc.........................        710,040
   13,200    Home Depot, Inc...............        472,428
    7,100    Kohl's Corp.*.................        419,752
    7,200    NIKE, Inc., Class B...........        583,200
   11,800    Target Corp...................        576,666
    7,400    Urban Outfitters, Inc.*(+)....        129,426
   13,100    Whole Foods Market, Inc.......        846,784
    7,000    Williams-Sonoma, Inc.(+)......        238,350
                                               -----------
                                                 4,559,696
                                               -----------
Telecommunications (6.5%):
   28,700    Corning, Inc.*................        694,253
    9,800    NII Holdings Class B*.........        552,524
   31,500    Nokia Oyj, ADR................        638,190
   19,000    QUALCOMM, Inc.................        761,330
                                               -----------
                                                 2,646,297
                                               -----------
Travel/Entertainment (4.0%):
   17,900    Marriott International, Inc.,
               Class A.....................        682,348
   31,400    Walt Disney Co................        942,000
                                               -----------
                                                 1,624,348
                                               -----------
  Total Common Stocks
    (Cost $39,344,306)                          39,282,094
                                               -----------

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JENNISON GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
 SHARES                                           VALUE
---------                                      -----------
COLLATERAL FOR SECURITIES ON LOAN (4.1%):
1,688,450    Northern Trust Liquid
               Institutional Asset
               Portfolio...................    $ 1,688,450
                                               -----------
  Total Collateral for Securities on Loan
    (Cost $1,688,450)                            1,688,450
                                               -----------
DEPOSIT ACCOUNT (3.6%):
1,475,933    TNT Offshore Deposit
               Account.....................      1,475,933
                                               -----------
  Total Deposit Account
    (Cost $1,475,933)                            1,475,933
                                               -----------
  Total Investments
    (Cost $42,508,689)(a)--103.9%               42,446,477
  Liabilities in excess of other
  assets--(3.9)%                                (1,594,152)
                                               -----------
  Net Assets--100.0%                           $40,852,325
                                               ===========

------------

Percentages indicated are based on net assets of $40,852,324.

*   Non-income producing security.

(+) All of a portion of security is loaned as of June 30, 2006.

ADR--American Depositary Receipt.

(a) Cost for federal income tax purposes is $43,234,519. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

    Unrealized appreciation...................  $ 2,067,676
    Unrealized depreciation...................   (2,855,718)
                                                -----------
    Net unrealized depreciation...............  $  (788,042)
                                                ===========

    The following represents the concentrations by country as of June 30, 2006 based upon the total fair value of investment.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     81.6%
    Switzerland...............................      9.1%
    Netherlands...............................      2.1%
    Germany...................................      1.7%
    Bermuda...................................      1.6%
    Finland...................................      1.6%
    France....................................      1.2%
    Canada....................................      1.1%
                                                  ------
                                                  100.0%
                                                  ======

See accompanying notes to the financial statements.
 4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

                                                                  AZL
                                                               JENNISON
                                                              GROWTH FUND
                                                              -----------
ASSETS
Investment securities, at cost..............................  $42,508,689
                                                              ===========
Investment securities, at value*............................  $42,446,477
Interest and dividends receivable...........................       28,883
Receivable for capital shares issued........................       43,902
Receivable for investments sold.............................      118,597
                                                              -----------
  Total Assets..............................................   42,637,859
                                                              -----------

LIABILITIES
Payable for investments purchased...........................       57,201
Payable for capital shares redeemed.........................           50
Payable for return of collateral received...................    1,688,450
Manager fees payable........................................       28,181
Administration fees payable.................................        2,134
Distribution fees payable...................................        8,371
Administrative services fees payable........................          194
Compliance services fees payable............................           57
Other accrued liabilities...................................          896
                                                              -----------
  Total Liabilities.........................................    1,785,534
                                                              -----------
NET ASSETS..................................................  $40,852,325
                                                              ===========

NET ASSETS CONSIST OF:
  Capital...................................................  $42,380,810
  Undistributed net investment income/(loss)................      (22,328)
  Net realized gains/(losses) on investments................   (1,443,945)
  Net unrealized appreciation/(depreciation) on
     investments............................................      (62,212)
                                                              -----------
NET ASSETS..................................................  $40,852,325
                                                              ===========
Shares of beneficial interest...............................    3,621,237
Net Asset Value (offering and redemption price per share)...  $     11.28
                                                              ===========

------------
*   Includes securities on loan of $1,684,208.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

                                                                  AZL
                                                               JENNISON
                                                              GROWTH FUND
                                                              -----------
INVESTMENT INCOME:
Interest....................................................  $    22,497
Dividends...................................................      210,844
Income from securities lending..............................        2,016
                                                              -----------
  Total Investment Income...................................      235,357
                                                              -----------
EXPENSES:
Manager fees................................................      174,507
Administration fees.........................................       12,161
Distribution fees...........................................       54,533
Administrative services fees................................          392
Compliance services fees....................................          372
Custodian fees..............................................        2,216
Legal fees..................................................        1,007
Shareholder reports.........................................          899
Transfer agent fees.........................................          667
Trustees' fees..............................................          638
Recoupment of prior expenses reimbursed by the Manager......        6,933
Other expenses..............................................        7,436
                                                              -----------
  Total expenses before reductions..........................      261,761
  Less expenses paid indirectly.............................       (4,076)
                                                              -----------
  Net Expenses..............................................      257,685
                                                              -----------
NET INVESTMENT INCOME/(LOSS)................................      (22,328)
                                                              -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on securities transactions......   (1,305,208)
Change in unrealized appreciation/depreciation on
  securities................................................   (2,220,119)
                                                              -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...   (3,525,327)
                                                              -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............  $(3,547,655)
                                                              ===========

See accompanying notes to the financial statements.
 6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                       AZL JENNISON
                                                                        GROWTH FUND
                                                              -------------------------------
                                                                  FOR THE          FOR THE
                                                              SIX MONTHS ENDED   PERIOD ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2006           2005(a)
                                                              ----------------   ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $    (22,328)    $   (45,398)
  Net realized gains/(losses) on investments................      (1,305,208)       (138,737)
  Change in unrealized appreciation/depreciation on
     investments............................................      (2,220,119)      2,157,907
                                                                ------------     -----------
  Change in net assets resulting from operations............      (3,547,655)      1,973,772
                                                                ------------     -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      21,459,656      35,259,465
  Cost of shares redeemed...................................     (13,636,774)       (656,139)
                                                                ------------     -----------
  Change in net assets from capital transactions............       7,822,882      34,603,326
                                                                ------------     -----------
  Change in net assets......................................       4,275,227      36,577,098
NET ASSETS:
  Beginning of period.......................................      36,577,098              --
                                                                ------------     -----------
  End of period.............................................    $ 40,852,325     $36,577,098
                                                                ============     ===========
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $    (22,328)    $        --
                                                                ============     ===========
SHARE TRANSACTIONS:
  Shares issued.............................................       1,772,408       3,084,615
  Shares redeemed...........................................      (1,178,948)        (56,838)
                                                                ------------     -----------
  Change in shares..........................................         593,460       3,027,777
                                                                ============     ===========

------------
(a) For the Period April 29, 2005 (commencement of operations) to December 31, 2005.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JENNISON GROWTH FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                  FOR THE          FOR THE
                                                              SIX MONTHS ENDED   PERIOD ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2006           2005(a)
                                                              ----------------   ------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $ 12.08          $ 10.00
                                                                  -------          -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)..............................        (0.02)           (0.01)
  Net Realized and Unrealized Gains/(Losses) on
     Investments............................................        (0.78)            2.09
                                                                  -------          -------
  Total from Investment Activities..........................        (0.80)            2.08
                                                                  -------          -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income.....................................           --               --
  Net Realized Gains........................................           --               --
                                                                  -------          -------
  Total Dividends...........................................           --               --
                                                                  -------          -------
NET ASSET VALUE, END OF PERIOD..............................      $ 11.28          $ 12.08
                                                                  =======          =======
TOTAL RETURN*(b)............................................        (6.62)%          20.80%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)..........................      $40,852          $36,577
Net Investment Income/(Loss)(c).............................        (0.10)%          (0.45)%
Expenses Before Reductions**(c).............................         1.20%            1.29%
Expenses Net of Reductions(c)...............................         1.18%            1.20%
Expenses Net of Reductions(c)(d)............................         1.20%             N/A
Portfolio Turnover Rate(b)..................................        56.80%           24.31%

------------
* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) For the Period April 29, 2005 (commencement of operations) to December 31, 2005.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.
 8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JENNISON GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1. ORGANIZATION

  The Allianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. Effective May 1, 2006, each of the Funds that were previously named with the prefix "USAZ" changed their name to the prefix "AZL."

   --    AZL AIM Basic Value Fund
   --    AZL AIM International Equity Fund
   --    AZL Davis NY Venture Fund
   --    AZL Dreyfus Founders Equity Growth Fund
   --    AZL Dreyfus Premier Small Cap Value Fund
   --    AZL Franklin Small Cap Value Fund
   --    AZL Jennison 20/20 Focus Fund
   --    AZL Jennison Growth Fund
   --    AZL Legg Mason Growth Fund
   --    AZL Legg Mason Value Fund
   --    AZL Money Market Fund
   --    AZL Neuberger Berman Regency Fund
   --    AZL OCC Renaissance Fund
   --    AZL OCC Value Fund
   --    AZL Oppenheimer Developing Markets Fund
   --    AZL Oppenheimer Emerging Growth Fund
   --    AZL Oppenheimer Emerging Technologies Fund
   --    AZL Oppenheimer Global Fund
   --    AZL Oppenheimer International Growth Fund
   --    AZL Oppenheimer Main Street Fund
   --    AZL PIMCO Fundamental IndexPLUS Total Return Fund
   --    AZL Salomon Brothers Large Cap Growth Fund
   --    AZL Salomon Brothers Small Cap Growth Fund
   --    AZL Van Kampen Aggressive Growth Fund
   --    AZL Van Kampen Comstock Fund
   --    AZL Van Kampen Emerging Growth Fund
   --    AZL Van Kampen Equity and Income Fund
   --    AZL Van Kampen Global Franchise Fund
   --    AZL Van Kampen Global Real Estate Fund
   --    AZL Van Kampen Growth and Income Fund
   --    AZL Van Kampen Mid Cap Growth Fund

  Effective May 1, 2006, the USAllianz Variable Insurance Products Trust changed its name to Allianz Variable Insurance Products Trust. These Notes to the Financial Statements are for the AZL Jennison Growth Fund (the "Fund").

  The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JENNISON GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on the trade date on the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

  SECURITIES LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, approved by the Trust or Allianz Life Advisers, LLC, the investment manager of the Fund and when, in the judgment of the Trust, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2006, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF    VALUE OF LOANED
                                                                 COLLATERAL     SECURITIES
                                                                 ----------   ---------------
   AZL Jennison Growth Fund....................................  $1,688,450     $1,684,208

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JENNISON GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Assets Portfolio at June 30, 2006. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

  COMMISSION RECAPTURE

  Certain Funds participate in a commission recapture program. The Funds will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Funds, excluding investment advisory fees. The amounts for the Fund are disclosed as expenses paid indirectly on the Statement of Operations.

3. RELATED PARTY TRANSACTIONS

  Allianz Life Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with the Manager, Jennison Associates LLC, (the subadviser is also affiliated with Prudential Investment Management, Inc.), ("Jennison") and the Trust, Jennison provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2007.

  For the six months ended June 30, 2006, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL   EXPENSE
                                                                  RATE     LIMIT
                                                                 ------   -------
   AZL Jennison Growth Fund....................................  0.80%     1.20%

  Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2006, the contractual reimbursements that may potentially be made in subsequent years were as follows:

                                                                  EXPIRES
                                                                 12/31/2008
                                                                 ----------
   AZL Jennison Growth Fund....................................    $1,515

  In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

  Under an Administrative Services Agreement between the Funds and Manager, the Manager provides certain compliance oversight and filing services. The Manager is entitled to an amount equal to a portion of the Manager's quarterly expenses for employees who support the Trust's compliance program. In addition, the Manager is entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission. Fees are paid to the Manager on a quarterly basis and are reflected on the Statement of Operations as "Administrative services fees."

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with which certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex-wide annual base fee of $1,250,000 and an additional complex-wide asset-based fee, computed daily and paid monthly, which is based upon the following schedule:
  0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $5 billion, and 0.01% of net assets over $5 billion. The overall complex-wide fees are subject to a minimum fee based on $50,000 for each Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JENNISON GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes employees available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO"). Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $50,000 for the six months ended June 30, 2006, plus certain out-of-pocket expenses. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2006, $695 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the six months ended June 30, 2006, actual Trustee compensation was $203,750 in total for both Trusts.

4. SECURITY PURCHASES AND SALES

  For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   AZL Jennison Growth Fund....................................  $31,919,292   $23,968,016

5. OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust's website at https://www.allianzlife.com/ ProductsServices/Annuities/Variable/OptionInfo.aspx; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

                                 ALLIANZ FUNDS

THE ALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND SERVICES.   SANNRPT0606 8/06
THESE FUNDS ARE NOT FDIC INSURED.

                                AZL(R) LEGG MASON
                                  GROWTH FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006
                                  (UNAUDITED)

                                                                   ALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statement of Changes in Net Assets
                                     Page 7

                              Financial Highlights
                                     Page 8

                        Notes to the Financial Statements
                                     Page 9

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LEGG MASON GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the AZL Legg Mason Growth Fund, you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AZL Legg Mason Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                               BEGINNING        ENDING         EXPENSE PAID        EXPENSE RATIO
                                             ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*       DURING PERIOD
                                                1/1/06          6/30/06      1/1/06 - 6/30/06    1/1/06 - 6/30/06
                                             -------------   -------------   -----------------   -----------------
   AZL Legg Mason Growth Fund..............    $1,000.00        $914.90            $6.08               1.28%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the AZL Legg Mason Growth Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL Legg Mason Growth Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                               BEGINNING        ENDING         EXPENSE PAID        EXPENSE RATIO
                                             ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*       DURING PERIOD
                                                1/1/06          6/30/06      1/1/06 - 6/30/06    1/1/06 - 6/30/06
                                             -------------   -------------   -----------------   -----------------
   AZL Legg Mason Growth Fund..............    $1,000.00       $1,018.45           $6.41               1.28%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LEGG MASON GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The AZL Legg Mason Growth Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2006.

                                                PERCENT OF
   AZL LEGG MASON GROWTH FUND                  NET ASSETS*
   --------------------------                  ------------
   Banking/Financial Services................      11.7%
   Computers.................................      24.4
   E-Commerce................................      17.7
   Health Care...............................       8.3
   Insurance.................................       4.7
   Manufacturing.............................      10.2
   Media.....................................       2.5
   Retail/Wholesaler.........................       2.0
   Services..................................       4.1
   Telecommunications........................      10.9
   Travel/Entertainment......................       0.3
   Short-Term Investments....................      13.9
                                                  -----
                                                  110.7%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%. For more information about the amounts for each industry, net assets, and total investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LEGG MASON GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
 SHARES                                           VALUE
---------                                      -----------
COMMON STOCKS (96.8%):
Banking & Financial Services (11.7%):
   84,900    Citigroup, Inc. ..............    $ 4,095,576
  107,600    Countrywide Financial
               Corp. ......................      4,097,408
   10,500    Goldman Sachs Group, Inc. ....      1,579,515
                                               -----------
                                                 9,772,499
                                               -----------
Computers (24.4%):
   80,100    Cisco Systems, Inc.*..........      1,564,353
  165,200    Dell, Inc.*...................      4,032,532
   95,800    Electronic Arts, Inc.*........      4,123,232
   10,950    Google, Inc., Class A*........      4,591,664
   95,500    Intel Corp. ..................      1,809,725
  130,900    Yahoo!, Inc.*.................      4,319,700
                                               -----------
                                                20,441,206
                                               -----------
E-Commerce (17.7%):
  119,100    Amazon.com, Inc.*(+)..........      4,606,788
  131,200    eBay, Inc.*...................      3,842,848
  138,800    Expedia, Inc.*(+).............      2,077,836
  163,100    IAC/InterActiveCorp*(+).......      4,320,519
                                               -----------
                                                14,847,991
                                               -----------
Health Care (8.3%):
   67,500    Aetna, Inc. ..................      2,695,275
   96,100    Boston Scientific Corp.*......      1,618,324
   57,900    UnitedHealth Group, Inc. .....      2,592,762
                                               -----------
                                                 6,906,361
                                               -----------
Insurance (4.7%):
   67,000    American International Group,
               Inc. .......................      3,956,350
                                               -----------
Manufacturing (10.2%):
   20,900    Caterpillar, Inc. ............      1,556,632
  119,900    General Electric Co. .........      3,951,904
   55,100    Harley-Davidson, Inc. ........      3,024,439
                                               -----------
                                                 8,532,975
                                               -----------
Media (2.5%):
   46,400    DIRECTV Group, Inc.*..........        765,600
   90,800    XM Satellite Radio Holdings,
               Inc., Class A*(+)...........      1,330,220
                                               -----------
                                                 2,095,820
                                               -----------

                                                  FAIR
 SHARES                                           VALUE
---------                                      -----------
COMMON STOCKS, CONTINUED
Retail/Wholesale (2.0%):
   21,000    Nike, Inc., Class B...........    $ 1,701,000
                                               -----------
Services (4.1%):
   60,000    Accenture, Ltd., Class A......      1,699,200
   14,500    FedEx Corp. ..................      1,694,470
                                               -----------
                                                 3,393,670
                                               -----------
Telecommunications (10.9%):
  204,200    Nokia Oyj Corp., ADR(+).......      4,137,092
   86,600    QUALCOMM, Inc. ...............      3,470,062
   76,866    Sprint Nextel Corp. ..........      1,536,551
                                               -----------
                                                 9,143,705
                                               -----------
Travel/Entertainment (0.3%):
    5,800    International Game
               Technology..................        220,052
                                               -----------
  Total Common Stocks
    (Cost $81,031,918)                          81,011,629
                                               -----------
COLLATERAL FOR SECURITIES ON LOAN (11.3%):
9,471,246    Northern Trust Liquid
               Institutional Asset
               Portfolio...................      9,471,246
                                               -----------
  Total Collateral for Securities on Loan
    (Cost $9,471,246)                            9,471,246
                                               -----------
DEPOSIT ACCOUNT (2.6%):
2,144,660    NTRS London Deposit Account...      2,144,660
                                               -----------
  Total Deposit Account
    (Cost $2,144,660)                            2,144,660
                                               -----------
  Total Investments
    (Cost $92,647,824)(a)--110.7%               92,627,535
  Liabilities in excess of other
  assets--(10.7)%                               (8,967,273)
                                               -----------
  Net Assets--100.0%                           $83,660,262
                                               ===========

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LEGG MASON GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

------------

Percentages indicated are based on net assets of $83,660,262.

*  Non-income producing security.

(+)  All or a portion of security is loaned as of June 30, 2006.

ADR--American Depositary Receipt

(a) Cost for federal income tax purposes is $92,961,260. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

    Unrealized appreciation...................  $ 6,186,097
    Unrealized depreciation...................   (6,519,822)
                                                -----------
    Net unrealized depreciation...............  $  (333,725)
                                                ===========

   The following represents the concentrations by country as of June 30, 2006 based upon the total fair value of investments.

    COUNTRY                                      PERCENTAGE
    -------                                      ----------
    United States.............................      93.0%
    Finland...................................       5.0%
    Bermuda...................................       2.0%
                                                   ------
                                                   100.0%
                                                   ======

See accompanying notes to the financial statements.
 4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

                                                                  AZL
                                                              LEGG MASON
                                                              GROWTH FUND
                                                              -----------
ASSETS
Investment securities, at cost..............................  $92,647,824
                                                              ===========
Investment securities, at value*............................  $92,627,535
Interest and dividends receivable...........................       44,533
Receivable for capital shares issued........................      671,193
Receivable for investments sold.............................      593,570
                                                              -----------
  Total Assets..............................................   93,936,831
                                                              -----------

LIABILITIES
Payable for investments purchased...........................      705,114
Payable for return of collateral received...................    9,471,246
Manager fees payable........................................       61,903
Administration fees payable.................................        3,904
Distribution fees payable...................................       16,908
Administrative services fees payable........................          391
Compliance services fees payable............................          116
Other accrued liabilities...................................       16,987
                                                              -----------
  Total Liabilities.........................................   10,276,569
                                                              -----------
NET ASSETS..................................................  $83,660,262
                                                              ===========
NET ASSETS CONSIST OF:
  Capital...................................................  $79,352,011
  Undistributed net investment income/(loss)................     (122,096)
  Net realized gains/(losses) on investments................    4,450,636
  Net unrealized appreciation/(depreciation) on
     investments............................................      (20,289)
                                                              -----------
NET ASSETS..................................................  $83,660,262
                                                              ===========
Shares of beneficial interest...............................    7,409,449
Net Asset Value (offering and redemption price per share)...  $     11.29
                                                              ===========

------------
* Includes securities on loan of $9,301,111.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

                                                                  AZL
                                                              LEGG MASON
                                                              GROWTH FUND
                                                              -----------
INVESTMENT INCOME:
Interest....................................................  $    29,845
Dividends...................................................      392,569
Income from securities lending..............................        4,679
                                                              -----------
  Total Investment Income...................................      427,093
                                                              -----------
EXPENSES:
Manager fees................................................      363,769
Administration fees.........................................       23,894
Distribution fees...........................................      106,990
Audit fees..................................................        1,876
Administrative services fees................................          777
Compliance services fees....................................          748
Custodian fees..............................................        7,473
Legal fees..................................................        2,907
Shareholder reports.........................................        2,506
Trustees' fees..............................................        1,988
Recoupment of prior expenses reimbursed by the Manager......       29,535
Other expenses..............................................       19,236
                                                              -----------
  Total expenses before reductions..........................      561,699
  Less expenses voluntarily waived/reimbursed by the               (7,102)
     Manager................................................
  Less expenses paid indirectly.............................       (5,408)
                                                              -----------
  Net Expenses..............................................      549,189
                                                              -----------
NET INVESTMENT INCOME/(LOSS)................................     (122,096)
                                                              -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on securities transactions......    1,212,024
Change in unrealized appreciation/depreciation on              (9,080,106)
  securities................................................
                                                              -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...   (7,868,082)
                                                              -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............  $(7,990,178)
                                                              ===========

See accompanying notes to the financial statements.
 6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            AZL
                                                                         LEGG MASON
                                                                        GROWTH FUND
                                                              --------------------------------
                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                  JUNE 30,        DECEMBER 31,
                                                                    2006              2005
                                                              ----------------    ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $   (122,096)     $  (275,927)
  Net realized gains/(losses) on investments................       1,212,024        3,771,955
  Change in unrealized appreciation/depreciation on
     investments............................................      (9,080,106)       2,625,896
                                                                ------------      -----------
  Change in net assets resulting from operations............      (7,990,178)       6,121,924
                                                                ------------      -----------
DIVIDENDS TO SHAREHOLDERS:
  From net realized gains on investments....................              --         (705,273)
                                                                ------------      -----------
  Change in net assets resulting from dividends to
     shareholders...........................................              --         (705,273)
                                                                ------------      -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      23,009,769       32,831,543
  Proceeds from dividends reinvested........................              --          705,273
  Cost of shares redeemed...................................     (10,938,580)      (8,729,152)
                                                                ------------      -----------
  Change in net assets from capital transactions............      12,071,189       24,807,664
                                                                ------------      -----------
  Change in net assets......................................       4,081,011       30,224,315
NET ASSETS:
  Beginning of period.......................................      79,579,251       49,354,936
                                                                ------------      -----------
  End of period.............................................    $ 83,660,262      $79,579,251
                                                                ============      ===========
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $   (122,096)     $        --
                                                                ============      ===========
SHARE TRANSACTIONS:
  Shares issued.............................................       1,897,165        2,776,857
  Dividends reinvested......................................              --           60,177
  Shares redeemed...........................................        (938,788)        (775,615)
                                                                ------------      -----------
  Change in shares..........................................         958,377        2,061,419
                                                                ============      ===========

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LEGG MASON GROWTH FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                    SIX MONTHS                                  MAY 1, 2002
                                                       ENDED        YEAR ENDED DECEMBER 31,          TO
                                                     JUNE 30,     ---------------------------   DECEMBER 31,
                                                       2006        2005      2004      2003       2002 (a)
                                                    -----------   -------   -------   -------   ------------
                                                    (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............    $ 12.34     $ 11.24   $ 10.40   $  7.62     $ 10.00
                                                      -------     -------   -------   -------     -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................      (0.02)      (0.04)    (0.05)    (0.03)      (0.02)
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................      (1.03)       1.28      0.89      2.81       (2.36)
                                                      -------     -------   -------   -------     -------
  Total from Investment Activities................      (1.05)       1.24      0.84      2.78       (2.38)
                                                      -------     -------   -------   -------     -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................         --          --        --        --          --
  Net Realized Gains..............................         --       (0.14)       --        --          --
                                                      -------     -------   -------   -------     -------
  Total Dividends.................................         --       (0.14)       --        --          --
                                                      -------     -------   -------   -------     -------
NET ASSET VALUE, END OF PERIOD....................    $ 11.29     $ 12.34   $ 11.24   $ 10.40     $  7.62
                                                      =======     =======   =======   =======     =======
TOTAL RETURN*(b)..................................      (8.51)%     11.06%     8.08%    36.48%     (23.80)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................    $83,660     $79,579   $49,355   $30,276     $ 6,131
Net Investment Income/(Loss)(c)...................      (0.29)%     (0.50)%   (0.51)%   (0.55)%     (0.51)%
Expenses Before Reductions**(c)...................       1.30%       1.30%     1.35%     1.63%       3.78%
Expenses Net of Reductions(c).....................       1.28%       1.30%     1.27%     1.20%       1.20%
Expenses Net of Reductions(c)(d)..................       1.30%       1.30%      N/A       N/A         N/A
Portfolio Turnover Rate(b)........................      21.20%     106.33%   138.77%   139.34%     133.17%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.
(d) Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.
 8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LEGG MASON GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1. ORGANIZATION

  The Allianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. Effective May 1, 2006, each of the Funds that were previously named with the prefix "USAZ" changed their name to the prefix "AZL."

 --   AZL AIM Basic Value Fund
 --   AZL AIM International Equity Fund
 --   AZL Davis NY Venture Fund
 --   AZL Dreyfus Founders Equity Growth Fund
 --   AZL Dreyfus Premier Small Cap Value Fund
 --   AZL Franklin Small Cap Value Fund
 --   AZL Jennison 20/20 Focus Fund
 --   AZL Jennison Growth Fund
 --   AZL Legg Mason Growth Fund
 --   AZL Legg Mason Value Fund
 --   AZL Money Market Fund
 --   AZL Neuberger Berman Regency Fund
 --   AZL OCC Renaissance Fund
 --   AZL OCC Value Fund
 --   AZL Oppenheimer Developing Markets Fund
 --   AZL Oppenheimer Emerging Growth Fund
 --   AZL Oppenheimer Emerging Technologies Fund
 --   AZL Oppenheimer Global Fund
 --   AZL Oppenheimer International Growth Fund
 --   AZL Oppenheimer Main Street Fund
 --   AZL PIMCO Fundamental IndexPLUS Total Return Fund
 --   AZL Salomon Brothers Large Cap Growth Fund
 --   AZL Salomon Brothers Small Cap Growth Fund
 --   AZL Van Kampen Aggressive Growth Fund
 --   AZL Van Kampen Comstock Fund
 --   AZL Van Kampen Emerging Growth Fund
 --   AZL Van Kampen Equity and Income Fund
 --   AZL Van Kampen Global Franchise Fund
 --   AZL Van Kampen Global Real Estate Fund
 --   AZL Van Kampen Growth and Income Fund
 --   AZL Van Kampen Mid Cap Growth Fund

  Effective May 1, 2006, the USAllianz Variable Insurance Products Trust changed its name to Allianz Variable Insurance Products Trust. These Notes to the Financial Statements are for the AZL Legg Mason Growth Fund (the "Fund").

  The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LEGG MASON GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on the trade date on the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

  SECURITIES LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, approved by the Trust or Allianz Life Advisers, LLC, the investment manager of the Fund and when, in the judgment of the Trust, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2006, the Fund the following amounts outstanding related to securities lending:

                                                                  VALUE OF        VALUE OF
                                                                 COLLATERAL   LOANED SECURITIES
                                                                 ----------   -----------------
   AZL Legg Mason Growth Fund..................................  $9,471,246      $9,301,111

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LEGG MASON GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Assets Portfolio at June 30, 2006. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

  COMMISSION RECAPTURE

  Certain Funds participate in a commission recapture program. The Funds will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Funds, excluding investment advisory fees. The amounts for the Fund are disclosed as expenses paid indirectly on the Statement of Operations.

3. RELATED PARTY TRANSACTIONS

  Allianz Life Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement among the Manager, Legg Mason Capital Management Inc. ("Legg Mason") and the Trust, Legg Mason provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2007.

  For the six months ended June 30, 2006, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   AZL Legg Mason Growth Fund..................................     0.85%          1.30%

  Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2006, the contractual reimbursements that may potentially be made in subsequent years were as follows:

                                                                  EXPIRES      EXPIRES
                                                                 12/31/2006   12/31/2007
                                                                 ----------   ----------
   AZL Legg Mason Growth Fund..................................   $33,506      $30,469

  In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

  Under an Administrative Services Agreement between the Funds and Manager, the Manager provides certain compliance oversight and filing services. The Manager is entitled to an amount equal to a portion of the Manager's quarterly expenses for employees who support the Trust's compliance program. In addition, the Manager is entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission. Fees are paid to the Manager on a quarterly basis and are reflected on the Statement of Operations as "Administrative services fees."

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with which certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex-wide annual base fee of $1,250,000 and an additional complex-wide asset-based fee, computed daily and paid monthly, which is based upon the following schedule:
  0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $5 billion, and 0.01% of net assets over $5 billion. The overall complex-wide fees are subject to a minimum fee based on $50,000 for each Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes an employee available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO").

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LEGG MASON GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $50,000 for the six months ended June 30, 2006, plus certain out-of-pocket expenses. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2006, $2,655 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the six months ended June 30, 2006, actual Trustee compensation was $203,750 in total for both Trusts.

4. SECURITY PURCHASES AND SALES

  For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   AZL Legg Mason Growth Fund..................................  $29,093,516   $17,779,408

5. OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust's website at https://www.allianzlife.com/ ProductsServices/Annuities/Variable/OptionInfo.aspx; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

                                 ALLIANZ FUNDS

THE ALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND SERVICES.   SANNRPT0606 8/06
THESE FUNDS ARE NOT FDIC INSURED.

                               AZL(R) LEGG MASON
                                   VALUE FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006
                                  (UNAUDITED)

                                                                   ALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statement of Changes in Net Assets
                                     Page 7

                              Financial Highlights
                                     Page 8

                        Notes to the Financial Statements
                                     Page 9

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LEGG MASON VALUE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the AZL Legg Mason Value Fund, you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AZL Legg Mason Value Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                 BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                               ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                                  1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                               -------------   -------------   ----------------   ----------------
   AZL Legg Mason Value Fund.................    $1,000.00        $953.50           $5.52              1.14%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the AZL Legg Mason Value Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL Legg Mason Value Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                 BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                               ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                                  1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                               -------------   -------------   ----------------   ----------------
   AZL Legg Mason Value Fund.................    $1,000.00       $1,019.14          $5.71               1.14%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LEGG MASON VALUE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The AZL Legg Mason Value Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2006.

                                               PERCENT OF
   AZL LEGG MASON VALUE FUND                   NET ASSETS*
   -------------------------                   -----------
   Banking/Financial Services................      12.6%
   Computers.................................      16.7
   Construction..............................       2.5
   E-Commerce................................      11.2
   Health Care...............................      11.6
   Insurance.................................       2.6
   Manufacturing.............................      10.8
   Media.....................................       6.8
   Retail/Wholesale..........................       5.9
   Telecommunications........................      11.0
   Utilities.................................       6.8
   Short-Term Investments....................       7.6
                                                  -----
                                                  106.1%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%. For more information about the amounts for each industry, net assets, and total investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LEGG MASON VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS (98.5%):
Banking & Financial Services (12.6%):
    74,600    Capital One Financial
                Corp. ....................    $  6,374,570
   176,600    Citigroup, Inc. ............       8,519,184
   251,600    Countrywide Financial
                Corp.(+)..................       9,580,928
   315,800    JPMorgan Chase & Co. .......      13,263,600
    38,700    MGIC Investment Corp.(+)....       2,515,500
                                              ------------
                                                40,253,782
                                              ------------
Computers (16.7%):
   103,800    CA, Inc.(+).................       2,133,090
   201,100    Cisco Systems, Inc.*........       3,927,483
   216,700    Dell, Inc.*(+)..............       5,289,647
   110,800    Electronic Arts, Inc.*(+)...       4,768,832
    33,600    Google, Inc., Class A*(+)...      14,089,489
   143,100    Hewlett-Packard Co. ........       4,533,408
    51,700    International Business
                Machines Corp.............       3,971,594
   208,200    Seagate Technology(+).......       4,713,648
    31,900    Symantec Corp.*.............         495,726
   277,500    Yahoo!, Inc.*(+)............       9,157,500
                                              ------------
                                                53,080,417
                                              ------------
Construction (2.5%):
    34,200    Beazer Homes USA, Inc.(+)...       1,568,754
   167,800    Pulte Homes, Inc.(+)........       4,830,962
    34,000    Ryland Group, Inc.(+).......       1,481,380
                                              ------------
                                                 7,881,096
                                              ------------
E-Commerce (11.2%):
   390,900    Amazon.com, Inc.*(+)........      15,120,012
   262,100    eBay, Inc.*.................       7,676,909
   323,000    Expedia, Inc.*(+)...........       4,835,310
   302,600    IAC/InterActiveCorp*(+).....       8,015,874
                                              ------------
                                                35,648,105
                                              ------------
Health Care (11.6%):
   228,900    Aetna, Inc. ................       9,139,977
   101,300    Health Net, Inc.*(+)........       4,575,721
    30,500    Humana, Inc.*(+)............       1,637,850
    72,200    McKesson Corp.(+)...........       3,413,616
   205,600    Pfizer, Inc.(+).............       4,825,432
   301,800    UnitedHealth Group, Inc. ...      13,514,604
                                              ------------
                                                37,107,200
                                              ------------
Insurance (2.6%):
    33,000    American International
                Group, Inc. ..............       1,948,650
   141,200    The St. Paul Travelers
                Companies, Inc. ..........       6,294,696
                                              ------------
                                                 8,243,346
                                              ------------

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS, CONTINUED
Manufacturing (10.8%):
    92,700    Centex Corp.(+).............    $  4,662,810
   386,600    Eastman Kodak Co.(+)........       9,193,348
    58,800    General Electric Co.(+).....       1,938,048
    63,700    Masco Corp.(+)..............       1,888,068
   604,600    Tyco International,
                Ltd.(+)...................      16,626,500
                                              ------------
                                                34,308,774
                                              ------------
Media (6.8%):
   481,900    DIRECTV Group, Inc.*(+).....       7,951,350
   407,100    Time Warner, Inc. ..........       7,042,830
   540,200    WPP Group plc...............       6,529,498
                                              ------------
                                                21,523,678
                                              ------------
Retail/Wholesale (5.9%):
   168,200    Home Depot, Inc.(+).........       6,019,878
    82,300    Sears Holdings Corp.*.......      12,743,332
                                              ------------
                                                18,763,210
                                              ------------
Telecommunications (11.0%):
    46,375    Embarq Corp.*(+)............       1,900,911
 1,874,200    Qwest Communications
                International, Inc.*(+)...      15,162,278
   907,700    Sprint Nextel Corp.(+)......      18,144,923
                                              ------------
                                                35,208,112
                                              ------------
Utilities (6.8%):
   865,100    AES Corp.*(+)...............      15,961,095
   158,200    Waste Management, Inc.(+)...       5,676,216
                                              ------------
                                                21,637,311
                                              ------------
  Total Common Stocks
    (Cost $302,507,755)                        313,655,031
                                              ------------
COLLATERAL FOR SECURITIES ON LOAN (5.1%):
16,381,767    Northern Trust Liquid
                Institutional Asset
                Portfolio.................      16,381,767
                                              ------------
  Total Collateral for Securities on Loan
    (Cost $16,381,767)                          16,381,767
                                              ------------
DEPOSIT ACCOUNT (2.5%):
 8,121,827    NTRS London Deposit
                Account...................       8,121,827
                                              ------------
  Total Deposit Account
    (Cost $8,121,827)                            8,121,827
                                              ------------
  Total Investments
    (Cost $327,011,350)(a)--106.1%             338,158,625
  Liabilities in excess of other
  assets--(6.1)%                               (19,419,579)
                                              ------------
  Net Assets--100.0%                          $318,739,046
                                              ============

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LEGG MASON VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

------------

Percentages indicated are based on net assets of $318,739,046.

*  Non-income producing security.

(+)  All or a portion of security is loaned as of June 30, 2006.

(a) Cost for federal income tax purposes is $328,640,641. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

    Unrealized appreciation...................  $ 28,737,144
    Unrealized depreciation...................   (19,219,160)
                                                ------------
    Net unrealized appreciation...............  $  9,517,984
                                                ============

   The following represents the concentrations by country as of June 30, 2006 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     92.8%
    Bermuda...................................      5.2%
    United Kingdom............................      2.0%
                                                  ------
                                                  100.0%
                                                  ======

See accompanying notes to the financial statements.
 4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

                                                                  AZL
                                                               LEGG MASON
                                                               VALUE FUND
                                                              ------------
ASSETS
Investment securities, at cost..............................  $327,011,350
                                                              ============
Investment securities, at value*............................  $338,158,625
Interest and dividends receivable...........................       267,724
Receivable for capital shares issued........................       660,453
Receivable for investments sold.............................       750,404
                                                              ------------
  Total Assets..............................................   339,837,206
                                                              ------------

LIABILITIES
Payable for investments purchased...........................     4,334,518
Payable for return of collateral received...................    16,381,767
Manager fees payable........................................       195,333
Administration fees payable.................................        14,722
Distribution fees payable...................................        65,111
Compliance services fees payable............................           447
Other accrued liabilities...................................       106,262
                                                              ------------
  Total Liabilities.........................................    21,098,160
                                                              ------------
NET ASSETS..................................................  $318,739,046
                                                              ============
NET ASSETS CONSIST OF:
  Capital...................................................  $305,622,020
  Undistributed net investment income/(loss)................      (410,800)
  Net realized gains/(losses) on investments................     2,381,271
  Net unrealized appreciation/(depreciation) on
     investments............................................    11,146,555
                                                              ------------
NET ASSETS..................................................  $318,739,046
                                                              ============
Shares of beneficial interest...............................    27,277,425
Net Asset Value (offering and redemption price per share)...  $      11.68
                                                              ============

------------
* Includes securities on loan of $15,822,502.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

                                                                  AZL
                                                               LEGG MASON
                                                               VALUE FUND
                                                              ------------
INVESTMENT INCOME:
Interest....................................................  $     78,230
Dividends...................................................     1,272,479
Income from securities lending..............................        11,124
                                                              ------------
  Total Investment Income...................................     1,361,833
                                                              ------------
EXPENSES:
Manager fees................................................     1,166,578
Administration fees.........................................        86,754
Distribution fees...........................................       388,859
Audit fees..................................................         5,344
Compliance services fees....................................         5,609
Custodian fees..............................................         9,336
Legal fees..................................................         8,301
Shareholder reports.........................................         7,427
Trustees' fees..............................................         4,312
Recoupment of prior expenses reimbursed by the Manager......        49,392
Other expenses..............................................        56,530
                                                              ------------
  Total expenses before reductions..........................     1,788,442
  Less expenses paid indirectly.............................       (15,809)
                                                              ------------
  Net Expenses..............................................     1,772,633
                                                              ------------
NET INVESTMENT INCOME/(LOSS)................................      (410,800)
                                                              ------------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on securities and foreign            2,345,337
  currency transactions.....................................
Change in unrealized appreciation/depreciation on securities   (18,397,459)
  and foreign currencies....................................
                                                              ------------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...   (16,052,122)
                                                              ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............  $(16,462,922)
                                                              ============

See accompanying notes to the financial statements.
 6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            AZL
                                                                         LEGG MASON
                                                                         VALUE FUND
                                                              --------------------------------
                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                  JUNE 30,        DECEMBER 31,
                                                                    2006              2005
                                                              ----------------    ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $   (410,800)     $   (538,134)
  Net realized gains/(losses) on investments................       2,345,337           362,888
  Change in unrealized appreciation/depreciation on
     investments............................................     (18,397,459)       18,459,478
                                                                ------------      ------------
  Change in net assets resulting from operations:...........     (16,462,922)       18,284,232
                                                                ------------      ------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................              --                --
  From net realized gains...................................              --          (994,152)
                                                                ------------      ------------
  Change in net assets resulting from dividends to
     shareholders...........................................              --          (994,152)
                                                                ------------      ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      88,863,493       187,882,754
  Proceeds from dividends reinvested........................              --           994,152
  Cost of shares redeemed...................................     (33,997,876)       (5,128,422)
                                                                ------------      ------------
  Change in net assets from capital transactions............      54,865,617       183,748,484
                                                                ------------      ------------
  Change in net assets......................................      38,402,695       201,038,564
NET ASSETS:
  Beginning of period.......................................     280,336,351        79,297,787
                                                                ------------      ------------
  End of period.............................................    $318,739,046      $280,336,351
                                                                ============      ============
UNDISTRIBUTED NET INVESTMENT INCOME.........................    $   (410,800)     $         --
                                                                ============      ============
SHARE TRANSACTIONS:
  Shares issued.............................................       7,359,548        16,384,747
  Dividends reinvested......................................              --            85,851
  Shares redeemed...........................................      (2,943,837)         (453,679)
                                                                ------------      ------------
  Change in shares..........................................       4,415,711        16,016,919
                                                                ============      ============

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LEGG MASON VALUE FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                    SIX MONTHS                                              NOVEMBER 5,
                                                       ENDED              YEAR ENDED DECEMBER 31,             2001 TO
                                                     JUNE 30,     ---------------------------------------   DECEMBER 31,
                                                       2006         2005       2004      2003      2002       2001(a)
                                                    -----------   --------   --------   -------   -------   ------------
                                                    (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............   $  12.26     $  11.59   $  10.11   $  8.13   $ 10.14      $10.00
                                                     --------     --------   --------   -------   -------      ------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................      (0.02)       (0.02)      0.04      0.11      0.10        0.02
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................      (0.56)        0.74       1.49      1.98     (2.01)       0.14
                                                     --------     --------   --------   -------   -------      ------
  Total from Investment Activities................      (0.58)        0.72       1.53      2.09     (1.91)       0.16
                                                     --------     --------   --------   -------   -------      ------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................         --           --      (0.05)    (0.11)    (0.10)      (0.02)
  Net Realized Gains..............................         --        (0.05)        --        --        --          --
                                                     --------     --------   --------   -------   -------      ------
  Total Dividends.................................         --        (0.05)     (0.05)    (0.11)    (0.10)      (0.02)
                                                     --------     --------   --------   -------   -------      ------
NET ASSET VALUE, END OF PERIOD....................   $  11.68     $  12.26   $  11.59   $ 10.11   $  8.13      $10.14
                                                     ========     ========   ========   =======   =======      ======
TOTAL RETURN*(b)..................................      (4.65)%       6.27%     15.15%    25.89%   (18.88)%      1.63%
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................   $318,739     $280,336   $ 79,298   $32,322   $ 8,586      $5,165
Net Investment Income/(Loss)(c)...................      (0.26)%      (0.32)%     0.28%     1.42%     1.31%       1.54%
Expenses Before Reductions**(c)...................       1.15%        1.20%      1.20%     1.32%     2.30%       3.70%
Expenses Net of Reductions(c).....................       1.14%        1.20%      1.18%     1.10%     1.10%       1.09%
Expenses Net of Reductions(c)(d)..................       1.15%         N/A        N/A       N/A       N/A         N/A
Portfolio Turnover Rate(b)........................       9.76%        8.21%    121.63%    38.60%    61.45%       6.46%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.
(d) Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.
 8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LEGG MASON VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1. ORGANIZATION

  The Allianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. Effective May 1, 2006, each of the Funds that were previously named with the prefix "USAZ" changed their name to the prefix "AZL."

 --   AZL AIM Basic Value Fund
 --   AZL AIM International Equity Fund
 --   AZL Davis NY Venture Fund
 --   AZL Dreyfus Founders Equity Growth Fund
 --   AZL Dreyfus Premier Small Cap Value Fund
 --   AZL Franklin Small Cap Value Fund
 --   AZL Jennison 20/20 Focus Fund
 --   AZL Jennison Growth Fund
 --   AZL Legg Mason Growth Fund
 --   AZL Legg Mason Value Fund
 --   AZL Money Market Fund
 --   AZL Neuberger Berman Regency Fund
 --   AZL OCC Renaissance Fund
 --   AZL OCC Value Fund
 --   AZL Oppenheimer Developing Markets Fund
 --   AZL Oppenheimer Emerging Growth Fund
 --   AZL Oppenheimer Emerging Technologies Fund
 --   AZL Oppenheimer Global Fund
 --   AZL Oppenheimer International Growth Fund
 --   AZL Oppenheimer Main Street Fund
 --   AZL PIMCO Fundamental IndexPLUS Total Return Fund
 --   AZL Salomon Brothers Large Cap Growth Fund
 --   AZL Salomon Brothers Small Cap Growth Fund
 --   AZL Van Kampen Aggressive Growth Fund
 --   AZL Van Kampen Comstock Fund
 --   AZL Van Kampen Emerging Growth Fund
 --   AZL Van Kampen Equity and Income Fund
 --   AZL Van Kampen Global Franchise Fund
 --   AZL Van Kampen Global Real Estate Fund
 --   AZL Van Kampen Growth and Income Fund
 --   AZL Van Kampen Mid Cap Growth Fund

  Effective May 1, 2006, the USAllianz Variable Insurance Products Trust changed its name to Allianz Variable Insurance Products Trust. These Notes to the Financial Statements are for the AZL Legg Mason Value Fund (the "Fund").

  The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LEGG MASON VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on the trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LEGG MASON VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

  SECURITIES LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, approved by the Trust or Allianz Life Advisers, LLC, the investment manager of the Fund and when, in the judgment of the Trust, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2006, the Fund had the following amounts outstanding related to securities lending.

                                                                  VALUE OF         VALUE OF
                                                                 COLLATERAL    LOANED SECURITIES
                                                                 -----------   -----------------
   AZL Legg Mason Value Fund...................................  $16,381,767      $15,822,502

  The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Assets Portfolio at June 30, 2006. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

  COMMISSION RECAPTURE

  Certain Funds participate in a commission recapture program. The Funds will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Funds, excluding investment advisory fees. The amounts for the Fund are disclosed as expenses paid indirectly on the Statement of Operations.

3. RELATED PARTY TRANSACTIONS

  Allianz Life Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement among Allianz Life Advisers, LLC, Legg Mason Capital Management, Inc. ("Legg Mason") and the Trust, Legg Mason provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and Allianz Life Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2007.

  For the six months ended June 30, 2006, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL   EXPENSE
                                                                  RATE     LIMIT
                                                                 ------   -------
   AZL Legg Mason Value Fund...................................   0.75%    1.20%

  Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2006, there were no contractual reimbursements that may potentially be made in subsequent years.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LEGG MASON VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

  Under an Administrative Services Agreement between the Funds and Manager, the Manager provides certain compliance oversight and filing services. The Manager is entitled to an amount equal to a portion of the Manager's quarterly expenses for employees who support the Trust's compliance program. In addition, the Manager is entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission. Fees are paid to the Manager on a quarterly basis and are reflected on the Statement of Operations as "Administrative services fees."

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with which certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex-wide annual base fee of $1,250,000 and an additional complex-wide asset-based fee, computed daily and paid monthly, which is based upon the following schedule:
  0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $5 billion, and 0.01% of net assets over $5 billion. The overall complex-wide fees are subject to a minimum fee of $50,000 for each Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes employees available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO"). Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $50,000 for the six months ended June 30, 2006, plus certain out-of-pocket expenses. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2006, $3,205 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the six months ended June 30, 2006, actual Trustee compensation was $203,750 in total for both Trusts.

4. SECURITY PURCHASES AND SALES

  For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   AZL Legg Mason Value Fund...................................  $81,260,878   $30,097,188

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LEGG MASON VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

5. OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust's website at https://www.allianzlife.com/ ProductsServices/Annuities/Variable/OptionInfo.aspx; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

                                 ALLIANZ FUNDS

THE ALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND SERVICES.   SANNRPT0606 8/06
THESE FUNDS ARE NOT FDIC INSURED.

                            AZL(R) MONEY MARKET FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006
                                  (UNAUDITED)

                                                                   ALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statement of Changes in Net Assets
                                     Page 7

                              Financial Highlights
                                     Page 8

                        Notes to the Financial Statements
                                     Page 9

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MONEY MARKET FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the AZL Money Market Fund, you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AZL Money Market Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Money Market Fund..................    $1,000.00       $1,020.20          $3.66              0.73%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the AZL Money Market Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL Money Market Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                             BEGINNING         ENDING         EXPENSE PAID      EXPENSE RATIO
                                           ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*     DURING PERIOD
                                              1/1/06          6/30/06       1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                           -------------   --------------   ----------------   ----------------
   AZL Money Market Fund.................    $1,000.00       $1,021.17           $3.66              0.73%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MONEY MARKET FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The AZL Money Market Fund invested, as a percentage of net assets, in the following types of securities, as of June 30, 2006.

                                                PERCENT OF
   AZL MONEY MARKET FUND                       NET ASSETS*
   ---------------------                       ------------
   Certificates of Deposit...................      11.0%
   Commercial Paper..........................      60.8
   Corporate Bonds...........................      25.3
   Deposit Account...........................       0.0
   Federal Home Loan Mortgage Corporation....       0.8
   Federal Home Loan Bank....................       1.8
   Federal National Mortgage Association.....       1.9
                                                  -----
                                                  101.6%
                                                  =====

  * Categories are shown as a percentage of net assets, not total investments, as such the total may not equal 100%. For more information about the amounts for each industry, net assets, and total investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)

PRINCIPAL                                      AMORTIZED
  AMOUNT                                          COST
----------                                    ------------
CERTIFICATES OF DEPOSIT (11.0%):
Banking/Financial Services (11.0%):
12,000,000    Australia and New Zealand
                Banking Group, Ltd.,
                4.81%, 1/29/07............    $ 11,998,653
10,000,000    Citibank NA, 5.26%,
                9/8/06....................      10,000,000
11,000,000    Citizens Bank of Rhode
                Island, 5.26%, 7/19/06....      11,000,000
12,000,000    Nordea Bank AB,
                5.70%, 6/28/07............      12,000,000
 5,000,000    Royal Bank of Scotland plc,
                4.30%, 9/28/06............       5,000,000
 5,000,000    Suntrust Bank, 5.08%,
                5/1/07*...................       4,999,933
 1,292,000    Svenska Handelsbanken,
                5.03%, 2/21/07............       1,289,235
                                              ------------
  Total Certificates of Deposit
    (Cost $56,287,821)                          56,287,821
                                              ------------
COMMERCIAL PAPER(b) (60.8%):
Banking/Financial Services (52.9%):
15,000,000    Amsterdam Funding Corp.,
                5.27%, 7/17/06(c).........      14,965,333
 3,000,000    Amsterdam Funding Corp.,
                5.32%, 7/18/06(c).........       2,992,563
15,000,000    Bank of America Corp.,
                5.27%, 9/7/06.............      14,852,638
10,000,000    Bear Stearns Company, Inc.,
                5.35%, 7/24/06............       9,966,267
16,000,000    Bear Stearns Company, Inc.,
                5.39%, 8/9/06.............      15,907,873
10,000,000    Ciesco, LP, 5.11%,
                7/11/06...................       9,986,000
15,000,000    Ciesco, LP, 5.37%,
                8/7/06(c).................      14,918,292
10,000,000    Depfa Bank Europe plc,
                5.25%, 7/10/06(c).........       9,987,050
 9,000,000    Falcon Asset Securitization
                Corp., 5.32%,
                7/25/06(c)................       8,968,500
15,000,000    HSBC Finance Corp.,
                5.33%, 8/3/06.............      14,927,675
 5,000,000    HSH Nordbank AG,
                5.37%, 7/31/06(c).........       4,977,917
 5,000,000    Long Lane Master Trust IV,
                5.38%, 7/28/06(c).........       4,980,088
20,000,000    Nyala Funding, LLC.,
                5.33%, 8/15/06(c).........      19,868,500
 7,746,000    Old Line Funding Corp.,
                5.36%, 7/20/06(c).........       7,724,374
 4,800,000    Old Line Funding Corp.,
                5.36%, 7/24/06(c).........       4,783,777
11,496,000    Park Granada, LLC.,
                5.37%, 7/31/06(c).........      11,445,226
 3,037,000    PB Finance (Delaware),
                5.38%, 7/10/06............       3,032,968
13,891,000    PB Finance (Delaware),
                5.38%, 8/1/06.............      13,827,483

PRINCIPAL                                      AMORTIZED
  AMOUNT                                          COST
----------                                    ------------
COMMERCIAL PAPER(b), CONTINUED
Banking/Financial Services, continued
20,000,000    Preferred Receivables
                Funding, 5.32%,
                7/25/06(c)................    $ 19,930,000
20,000,000    Sheffield Receivables Corp.,
                5.26%, 7/17/06(c).........      19,953,867
 5,000,000    Sheffield Receivables Corp.,
                5.33%, 8/3/06(c)..........       4,975,892
14,000,000    Skandinav Enskilda Bank,
                5.32%, 11/29/06*..........      13,999,713
24,000,000    Stadshypotek Delaware,
                5.38%, 8/8/06(c)..........      23,865,479
                                              ------------
                                               270,837,475
                                              ------------
Insurance (6.0%):
 8,000,000    Prudential plc,
                5.11%, 7/10/06(c).........       7,989,920
 6,000,000    Prudential plc, 5.37%,
                8/3/06(c).................       5,970,850
12,000,000    Prudential plc, 5.26%,
                9/6/06(c).................      11,884,090
 5,000,000    Swiss RE Financial Products,
                4.89%, 11/10/06(c)........       4,911,633
                                              ------------
                                                30,756,493
                                              ------------
Services (1.9%):
10,000,000    DaimlerChrysler Revolving
                Auto Trust,
                5.37%, 7/31/06............       9,955,833
                                              ------------
  Total Commercial Paper(b)
    (Cost $311,549,801)                        311,549,801
                                              ------------
CORPORATE BONDS (25.3%):
Banking/Financial Services (23.3%):
 5,000,000    American Express Credit,
                5.23%, 7/5/07*............       5,002,022
 6,000,000    DNB NOR Bank ASA,
                5.31%, 7/25/07*(c)........       5,999,320
12,000,000    Goldman Sachs Group, Inc.,
                5.16%, 1/9/07*............      12,009,369
10,000,000    Goldman Sachs Group, Inc.,
                5.60%, 3/30/07*...........      10,008,082
10,000,000    HSBC Finance Corp.,
                5.13%, 7/6/07*............      10,000,000
13,750,000    J.P. Morgan Chase & Co.,
                5.63%, 8/15/06............      13,774,795
 5,000,000    Merrill Lynch & Co.,
                5.24%, 6/15/07*...........       5,002,692
 5,000,000    Merrill Lynch & Co.,
                5.19%, 7/5/07*............       5,000,000
 5,400,000    Merrill Lynch & Co.,
                5.18%, 7/13/07*...........       5,400,000
 3,000,000    Morgan Stanley,
                5.36%, 11/24/06*..........       3,001,974
 2,500,000    Morgan Stanley,
                5.30%, 2/15/07*...........       2,502,363

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

PRINCIPAL                                      AMORTIZED
  AMOUNT                                          COST
----------                                    ------------
CORPORATE BONDS, CONTINUED
Banking/Financial Services, continued
10,000,000    Morgan Stanley,
                5.41%, 7/26/07*...........    $ 10,001,788
 8,000,000    National City Bank
                Cleveland, 5.01%,
                2/14/07...................       8,000,000
 5,000,000    Nationwide Building Society,
                5.55%, 7/26/07*(c)........       5,002,718
 8,000,000    Nordea Bank AB,
                5.15%, 7/10/07*(c)........       8,000,000
 6,000,000    Paccar Financial Corp.,
                5.16%, 7/13/07*...........       6,000,000
 5,000,000    Wells Fargo & Co.,
                5.09%, 7/3/07*............       5,000,000
                                              ------------
                                               119,705,123
                                              ------------
Insurance (2.0%):
10,000,000    Irish Life & Permanent plc,
                5.30%, 7/20/07*(c)........       9,999,309
                                              ------------
  Total Corporate Bonds
    (Cost $129,704,432)                        129,704,432
                                              ------------
U.S. GOVERNMENT SPONSORED ENTERPRISES (4.5%):
Federal Home Loan Bank (1.8%):
 2,160,000    2.00%, 7/21/06..............       2,157,779
 7,000,000    2.88%, 8/15/06..............       6,990,189
                                              ------------
                                                 9,147,968
                                              ------------

PRINCIPAL                                      AMORTIZED
  AMOUNT                                          COST
----------                                    ------------
U.S. GOVERNMENT SPONSORED ENTERPRISES, CONTINUED
Federal Home Loan Mortgage Corporation (0.8%):
 4,170,000    5.50%, 7/15/06..............    $  4,172,400
                                              ------------
Federal National Mortgage Association (1.9%):
10,000,000    5.01%, 9/7/06*..............       9,998,615
                                              ------------
  Total U.S. Government Sponsored
Enterprises
    (Cost $23,318,983)
                                                23,318,983
                                              ------------
DEPOSIT ACCOUNT (0.0%):
       532    TNT Offshore Deposit Account             532
                                              ------------
  Total Deposit Account
    (Cost $532)                                        532
                                              ------------
  Total Investments
    (Cost $520,861,569)(a)--101.6%             520,861,569
  Liabilities in excess of other
  assets--(1.6)%                                (8,176,824)
                                              ------------
  Net Assets--100.0%                          $512,684,745
                                              ============

------------

Percentages indicated are based on net assets of $512,684,745.

* Variable rate security. The rate presented represents the rate in effect at June 30, 2006. The date presented represents the maturity date.

(a) Also represents cost for federal tax purposes.

(b) The rates presented represent the effective yields at June 30, 2006.

(c) Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.
 4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

                                                                   AZL
                                                               MONEY MARKET
                                                                   FUND
                                                               ------------
ASSETS
Investment securities, at cost..............................   $520,861,569
                                                               ============
Investment securities, at value.............................   $520,861,569
Interest and dividends receivable...........................      1,556,675
Receivable for capital shares issued........................      1,733,945
                                                               ------------
  Total Assets..............................................    524,152,189
                                                               ------------

LIABILITIES
Dividends payable...........................................      1,734,029
Payable for capital shares redeemed.........................      9,367,439
Manager fees payable........................................        137,975
Administration fees payable.................................         21,985
Distribution fees payable...................................         98,560
Administrative services fees payable........................          2,280
Compliance services fees payable............................            677
Other accrued liabilities...................................        104,499
                                                               ------------
  Total Liabilities.........................................     11,467,444
                                                               ------------
NET ASSETS..................................................   $512,684,745
                                                               ============
NET ASSETS CONSIST OF:
  Capital...................................................   $512,697,320
  Undistributed net realized gains/(losses) on
     investments............................................        (12,575)
                                                               ------------
NET ASSETS..................................................   $512,684,745
                                                               ============
Shares of beneficial interest...............................    512,697,322
Net Asset Value (offering and redemption price per share)...   $       1.00
                                                               ============

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

                                                                   AZL
                                                               MONEY MARKET
                                                                   FUND
                                                               ------------
INVESTMENT INCOME:
Interest....................................................    $8,678,196
                                                                ----------
  Total Investment Income...................................     8,678,196
                                                                ----------
EXPENSES:
Manager fees................................................       635,998
Administration fees.........................................       101,337
Distribution fees...........................................       454,285
Audit fees..................................................         7,188
Administrative services fees................................         3,783
Compliance services fees....................................         3,247
Custodian fees..............................................         7,676
Legal fees..................................................        12,076
Shareholder reports.........................................        10,400
Trustees' fees..............................................         7,042
Other expenses..............................................        75,970
                                                                ----------
  Total expenses............................................     1,319,002
                                                                ----------
NET INVESTMENT INCOME/(LOSS)................................     7,359,194
                                                                ----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on securities transactions......        (3,640)
                                                                ----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...        (3,640)
                                                                ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............    $7,355,554
                                                                ==========

See accompanying notes to the financial statements.
 6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            AZL
                                                                        MONEY MARKET
                                                                            FUND
                                                              --------------------------------
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2006             2005
                                                              ----------------   -------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $  7,359,194     $   7,559,011
  Net realized gains/(losses) on investments................          (3,640)           (7,771)
                                                                ------------     -------------
  Change in net assets from operations......................       7,355,554         7,551,240
                                                                ------------     -------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................      (7,359,417)       (7,558,788)
                                                                ------------     -------------
  Change in net assets resulting from dividends to
     shareholders...........................................      (7,359,417)       (7,558,788)
                                                                ------------     -------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................     266,178,568       395,470,101
  Proceeds from dividends reinvested........................       6,542,355         8,659,041
  Cost of shares redeemed...................................     (90,942,149)     (309,850,907)
                                                                ------------     -------------
  Change in net assets from capital transactions............     181,778,774        94,278,231
                                                                ------------     -------------
  Net change in net assets..................................     181,774,911        94,270,687
NET ASSETS:
  Beginning of period.......................................     330,909,834       236,639,147
                                                                ------------     -------------
  End of period.............................................    $512,684,745     $ 330,909,834
                                                                ============     =============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $         --     $         223
                                                                ============     =============
SHARE TRANSACTIONS:
  Shares issued.............................................     266,178,568       395,470,100
  Dividends reinvested......................................       6,542,355         8,659,041
  Shares redeemed...........................................     (90,942,148)     (309,850,907)
                                                                ------------     -------------
  Change in shares..........................................     181,778,775        94,278,235
                                                                ============     =============

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                  SIX MONTHS
                                     ENDED                    YEAR ENDED DECEMBER 31,
                                   JUNE 30,     ----------------------------------------------------
                                     2006         2005       2004       2003       2002       2001
                                  -----------   --------   --------   --------   --------   --------
                                  (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD........................   $   1.00     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
INVESTMENT ACTIVITIES:
  Net Investment
     Income/(Loss)..............       0.03         0.03       0.01         --*      0.01       0.03
  Net Realized and Unrealized
     Gains/(Losses) on
     Investments................         --           --*        --*        --*        --*        --
                                   --------     --------   --------   --------   --------   --------
  Total from Investment
     Activities.................       0.03         0.03       0.01         --*      0.01       0.03
                                   --------     --------   --------   --------   --------   --------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income.........      (0.03)       (0.03)     (0.01)        --*     (0.01)     (0.03)
  Net Realized Gains............         --           --         --         --*        --         --
                                   --------     --------   --------   --------   --------   --------
  Total Dividends...............      (0.03)       (0.03)     (0.01)        --*     (0.01)     (0.03)
                                   --------     --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD..   $   1.00     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                   ========     ========   ========   ========   ========   ========
TOTAL RETURN**(a)...............       2.02%        2.57%      0.67%      0.34%      0.84%      3.27%
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  ($000's)......................   $512,685     $330,910   $236,639   $186,491   $193,157   $104,481
Net Investment
  Income/(Loss)(b)..............       4.05%        2.58%      0.70%      0.34%      0.81%      2.53%
Expenses Before
  Reductions***(b)..............       0.73%        0.74%      0.78%      0.88%      0.89%      1.21%
Expenses Net of Reductions(b)...       0.73%        0.74%      0.78%      0.88%      0.87%      0.90%
Portfolio Turnover Rate.........        N/A          N/A        N/A        N/A        N/A        N/A

------------
*   Amount less than $.005.

** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

*** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized for periods less than one year.

(b) Annualized for periods less than one year.

See accompanying notes to the financial statements.
 8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1. ORGANIZATION

  The Allianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. Effective May 1, 2006, each of the Funds that were previously named with the prefix "USAZ" changed their name to the prefix "AZL."

 --   AZL AIM Basic Value Fund
 --   AZL AIM International Equity Fund
 --   AZL Davis NY Venture Fund
 --   AZL Dreyfus Founders Equity Growth Fund
 --   AZL Dreyfus Premier Small Cap Value Fund
 --   AZL Franklin Small Cap Value Fund
 --   AZL Jennison 20/20 Focus Fund
 --   AZL Jennison Growth Fund
 --   AZL Legg Mason Growth Fund
 --   AZL Legg Mason Value Fund
 --   AZL Money Market Fund
 --   AZL Neuberger Berman Regency Fund
 --   AZL OCC Renaissance Fund
 --   AZL OCC Value Fund
 --   AZL Oppenheimer Developing Markets Fund
 --   AZL Oppenheimer Emerging Growth Fund
 --   AZL Oppenheimer Emerging Technologies Fund
 --   AZL Oppenheimer Global Fund
 --   AZL Oppenheimer International Growth Fund
 --   AZL Oppenheimer Main Street Fund
 --   AZL PIMCO Fundamental IndexPLUS Total Return Fund
 --   AZL Salomon Brothers Large Cap Growth Fund
 --   AZL Salomon Brothers Small Cap Growth Fund
 --   AZL Van Kampen Aggressive Growth Fund
 --   AZL Van Kampen Comstock Fund
 --   AZL Van Kampen Emerging Growth Fund
 --   AZL Van Kampen Equity and Income Fund
 --   AZL Van Kampen Global Franchise Fund
 --   AZL Van Kampen Global Real Estate Fund
 --   AZL Van Kampen Growth and Income Fund
 --   AZL Van Kampen Mid Cap Growth Fund

  Effective May 1, 2006, the USAllianz Variable Insurance Products Trust changed its name to Allianz Variable Insurance Products Trust. These Notes to the Financial Statements are for the AZL Money Market Fund (the "Fund").

  The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Investments of the Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on the trade date on the last business day of the reporting period. Net realized gains and losses on investments are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared daily and paid monthly for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

3. RELATED PARTY TRANSACTIONS

  Allianz Life Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement among the Manager, Prudential Investment Management ("PIM") and the Trust, PIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2007.

  For the six months ended June 30, 2006, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   AZL Money Market Fund.......................................     0.35%          0.87%

  Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2006, there were no contractual reimbursements that may potentially be made in subsequent years.

  In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

  Under an Administrative Services Agreement between the Funds and Manager, the Manager provides certain compliance oversight and filing services. The Manager is entitled to an amount equal to a portion of the Manager's quarterly expenses for

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  employees who support the Trust's compliance program. In addition, the Manager is entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission. Fees are paid to the Manager on a quarterly basis and are reflected on the Statement of Operations as "Administrative services fees."

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with which certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex-wide annual base fee of $1,250,000 and an additional complex-wide asset-based fee, computed daily and paid monthly, which is based upon the following schedule:
  0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $5 billion, and 0.01% of net assets over $5 billion. The overall complex-wide fees are subject to a minimum fee based on $50,000 for each Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes employees available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO"). Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $50,000 for the six months ended June 30, 2006, plus certain out-of-pocket expenses. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2006, $6,186 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the six months ended June 30, 2006, actual Trustee compensation was $203,750 in total for both Trusts.

4. RESTRICTED SECURITIES

  A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At June 30, 2006, the Fund held restricted securities representing 45.66% of net assets all of which have been deemed liquid. The restricted securities held as of June 30, 2006 are identified below:

                                                     ACQUISITION   ACQUISITION    PRINCIPAL     AMORTIZED
   SECURITY                                             DATE          COST         AMOUNT         COST
   --------                                          -----------   -----------   -----------   -----------
   Amsterdam Funding Corp. ........................   06/15/06     $14,930,667   $15,000,000   $14,965,333
   Amsterdam Funding Corp. ........................   06/22/06       2,988,625     3,000,000     2,992,563
   Ciesco, LP......................................   06/27/06      14,909,458    15,000,000    14,918,292
   DNB NOR Bank ASA................................   06/19/06       5,999,304     6,000,000     5,999,320
   Depfa Bank Europe plc...........................   06/16/06       9,965,467    10,000,000     9,987,050
   Falcon Asset Securitization Corp. ..............   06/21/06       8,955,375     9,000,000     8,968,500

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                     ACQUISITION   ACQUISITION    PRINCIPAL     AMORTIZED
   SECURITY                                             DATE          COST         AMOUNT         COST
   --------                                          -----------   -----------   -----------   -----------
   HSH Nordbank AG.................................   06/29/06     $ 4,976,444   $ 5,000,000   $ 4,977,917
   Irish Life & Permanent plc......................   08/20/04       9,998,000    10,000,000     9,999,309
   Long Lane Master Trust IV.......................   06/29/06       4,978,613     5,000,000     4,980,088
   Nationwide Building Society.....................   02/09/06       5,003,670     5,000,000     5,002,718
   Nordea Bank AB..................................   07/11/05       8,000,000     8,000,000     8,000,000
   Nyala Funding, LLC..............................   06/15/06      19,821,744    20,000,000    19,868,500
   Old Line Funding Corp. .........................   06/27/06       7,719,821     7,746,000     7,724,374
   Old Line Funding Corp. .........................   06/30/06       4,783,072     4,800,000     4,783,777
   Park Granada, LLC...............................   06/30/06      11,443,534    11,496,000    11,445,226
   Preferred Receivables Funding...................   06/21/06      19,900,833    20,000,000    19,930,000
   Prudential PLC..................................   05/17/06       7,939,520     8,000,000     7,989,920
   Prudential PLC..................................   06/29/06       5,969,083     6,000,000     5,970,850
   Prudential PLC..................................   06/09/06      11,846,030    12,000,000    11,884,090
   Sheffield Receivables Corp. ....................   06/15/06      19,907,733    20,000,000    19,953,867
   Sheffield Receivables Corp. ....................   06/22/06       4,969,317     5,000,000     4,975,892
   Stadshypotek Delaware...........................   06/27/06      23,851,320    24,000,000    23,865,480
   Swiss RE Financial Products.....................   02/14/06       4,819,919     5,000,000     4,911,633

5. OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust's website at https://www.allianzlife.com/ ProductsServices/Annuities/Variable/OptionInfo.aspx; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

                                  ALLIANZ FUNDS

THE ALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND SERVICES.   SANNRPT0606 8/06
THESE FUNDS ARE NOT FDIC INSURED.

                                AZL(R) NEUBERGER
                              BERMAN REGENCY FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006
                                  (UNAUDITED)

                                                                   ALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statement of Changes in Net Assets
                                     Page 7

                              Financial Highlights
                                     Page 8

                        Notes to the Financial Statements
                                     Page 9

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NEUBERGER BERMAN REGENCY FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the AZL Neuberger Berman Regency Fund, you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AZL Neuberger Berman Regency Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period reflected in the table.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                 BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                               ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                                  5/1/06          6/30/06      5/1/06 - 6/30/06   5/1/06 - 6/30/06
                                               -------------   -------------   ----------------   ----------------
   AZL Neuberger Berman Regency Fund.........    $1,000.00        $938.00           $2.06              1.27%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period shown in the table divided by the number of days in the fiscal year (to reflect the period shown in the table).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the AZL Neuberger Berman Regency Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL Neuberger Berman Regency Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                 BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                               ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                                  1/1/06          6/30/06      1/1/06 - 6/30/06   5/1/06 - 6/30/06
                                               -------------   -------------   ----------------   ----------------
   AZL Neuberger Berman Regency Fund.........    $1,000.00       $1,018.50          $6.36              1.27%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period shown in the table divided by the number of days in the fiscal year (to reflect the period shown in the table).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NEUBERGER BERMAN REGENCY FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The AZL Neuberger Berman Regency Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2006.

                                               PERCENT OF
   AZL NEUBERGER BERMAN REGENCY FUND           NET ASSETS*
   ---------------------------------           -----------
   Aerospace/Defense.........................       0.8%
   Automotive................................       2.8
   Banking...................................       5.3
   Beverages.................................       1.3
   Computers.................................       4.9
   Construction..............................      10.2
   Electronics...............................       0.9
   Health Care...............................      10.3
   Insurance.................................       1.7
   Manufacturing.............................      10.2
   Metals/Mining.............................      11.0
   Miscellaneous Services....................       2.5
   Oil and Gas Exploration Services..........      11.5
   Real Estate Investment Trusts.............       3.8
   Retail....................................       6.4
   Telecommunication Services................       2.3
   Transportation............................       1.3
   Utilities.................................       6.8
   Short-Term Investments....................      32.6
                                                  -----
                                                  126.6%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%. For more information about the amounts for each industry, net assets, and total investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NEUBERGER BERMAN REGENCY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS (94.0%):
Aerospace/Defense (0.8%):
     8,700    Embraer Aircraft Corp.,
                ADR(+)....................    $    317,289
                                              ------------
Automotive (2.8%):
    10,300    Harley-Davidson, Inc. ......         565,367
     6,900    Johnson Controls, Inc. .....         567,318
                                              ------------
                                                 1,132,685
                                              ------------
Banking (5.3%):
     4,000    Bear Stearns Companies,
                Inc. .....................         560,320
    46,700    Hudson City Bancorp,
                Inc. .....................         622,511
    13,000    Indymac Bancorp, Inc. ......         596,050
     8,100    PMI Group, Inc.(+)..........         361,098
                                              ------------
                                                 2,139,979
                                              ------------
Beverages (1.3%):
    20,400    Constellation Brands, Inc.,
                Class A*(+)...............         510,000
                                              ------------
Computers (4.9%):
    34,000    Activision, Inc.*...........         386,920
    21,100    Check Point Software
                Technologies Ltd.*(+).....         370,938
     9,400    Lexmark International,
                Inc.*.....................         524,802
    12,300    McAfee, Inc.*...............         298,521
    37,400    Take-two Interactive
                Software, Inc.*(+)........         398,684
                                              ------------
                                                 1,979,865
                                              ------------
Construction (10.2%):
    10,900    Centex Corp. ...............         548,270
    22,500    Chicago Bridge and Iron Co.,
                ADR(+)....................         543,375
    21,300    Hovnanian Enterprises, Inc.,
                Class A*(+)...............         640,704
    13,100    KB Home.....................         600,635
    13,700    Lennar Corp., Class A.......         607,869
     3,800    Meritage Homes Corp.*(+)....         179,550
       900    NVR, Inc.*(+)...............         442,125
    20,300    Pulte Homes, Inc. ..........         584,437
                                              ------------
                                                 4,146,965
                                              ------------
Electronics (0.9%):
     9,800    International Rectifier
                Corp.*(+).................         382,984
                                              ------------
Health Care (10.3%):
    18,900    Aetna, Inc. ................         754,677
    14,300    Coventry Health Care,
                Inc.*.....................         785,642
    17,900    Lifepoint Hospitals,
                Inc.*(+)..................         575,127
    27,700    NBTY, Inc.*(+)..............         662,307
    16,500    Omnicare, Inc. .............         782,430
    12,600    Shire plc(+)................         557,298
     1,400    Triad Hospitals, Inc.*......          55,412
                                              ------------
                                                 4,172,893
                                              ------------
Insurance (1.7%):
    21,800    Endurance Specialty
                Holdings, Ltd.(+).........         697,600
                                              ------------
Manufacturing (10.2%):
     7,100    Eaton Corp. ................         535,340
    12,000    Ingersoll-Rand Co. Ltd.,
                Class A...................         513,360
    14,100    Manitowoc Co., Inc. ........         627,450
     9,800    Terex Corp.*................         967,260
    23,600    Timken Co. .................         790,836
     8,600    Whirlpool Corp. ............         710,790
                                              ------------
                                                 4,145,036
                                              ------------

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS, CONTINUED
Metals/Mining (11.0%):
    21,200    Arch Coal, Inc.(+)..........    $    898,244
     6,000    Cleveland-Cliffs, Inc.(+)...         475,740
    10,300    Foundation Coal Holdings,
                Inc.(+)...................         483,379
    16,600    Joy Global, Inc. ...........         864,694
    16,100    Peabody Energy Corp. .......         897,575
    10,200    Phelps Dodge Corp. .........         838,032
                                              ------------
                                                 4,457,664
                                              ------------
Miscellaneous services (2.5%):
    12,000    Career Education Corp.*.....         358,680
    20,200    United Rentals, Inc.*(+)....         645,996
                                              ------------
                                                 1,004,676
                                              ------------
Oil and gas exploration services (11.5%):
    17,100    Canadian Natural Resources,
                Ltd. .....................         946,998
    12,500    National Fuel Gas Co.(+)....         439,250
    14,800    Quicksilver Resources,
                Inc.*(+)..................         544,788
    18,000    Southwestern Energy Co.*....         560,880
     3,300    Sunoco, Inc. ...............         228,657
    36,300    Talisman Energy, Inc.(+)....         634,524
    26,400    Williams Companies.,
                Inc. .....................         616,704
    15,300    XTO Energy, Inc. ...........         677,331
                                              ------------
                                                 4,649,132
                                              ------------
Real Estate Investment Trusts (3.8%):
     7,200    Colonial Properties
                Trust(+)..................         355,680
     8,600    Developers Diversified
                Realty Corp. .............         448,748
     5,800    First Industrial Realty
                Trust, Inc.(+)............         220,052
    10,100    iStar Financial, Inc. ......         381,275
     4,900    Trizec Properties, Inc. ....         140,336
                                              ------------
                                                 1,546,091
                                              ------------
Retail (6.4%):
    18,600    Advance Auto Parts, Inc. ...         537,540
    16,100    Aeropostale, Inc.*(+).......         465,129
    26,400    Hot Topic, Inc.*(+).........         303,864
    14,400    Jarden Corp.*(+)............         438,480
    13,800    Ross Stores, Inc. ..........         387,090
    19,700    TJX Companies, Inc. ........         450,342
                                              ------------
                                                 2,582,445
                                              ------------

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NEUBERGER BERMAN REGENCY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS, CONTINUED
Telecommunications (2.3%):
    52,000    Arris Group, Inc.*(+).......    $    682,240
    23,000    Avaya, Inc.*................         262,660
                                              ------------
                                                   944,900
                                              ------------
Transportation (1.3%):
     8,200    Frontline Ltd.(+)...........         310,370
     4,900    General Maritime Corp.(+)...         181,104
     1,500    Ship Finance International
                Ltd.(+)...................          25,965
                                              ------------
                                                   517,439
                                              ------------
Utilities (6.8%):
    15,900    DPL, Inc.(+)................         426,120
    10,900    Edison International........         425,100
    18,700    Mirant Corp.*...............         501,160
     8,800    NRG Energy, Inc.*...........         423,984
    16,500    TXU Corp. ..................         986,535
                                              ------------
                                                 2,762,899
                                              ------------
  Total Common Stocks
    (Cost $40,739,315)                          38,090,542
                                              ------------

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (27.1%):
10,986,067    Northern Trust Liquid
                Institutional Asset
                Portfolio.................    $ 10,986,067
                                              ------------
  Total Collateral for Securities on Loan
    (Cost $10,986,067)                          10,986,067
                                              ------------
DEPOSIT ACCOUNT (5.5%):
 2,236,929    NTRS London Sweep Account,
                0.00%, 1/1/99.............       2,236,929
                                              ------------
  Total Deposit Account
    (Cost $2,236,929)                            2,236,929
                                              ------------
  Total Investments
    (Cost $53,962,311)(a)--126.6%               51,313,538
  Liabilities in excess of other
assets--(26.6)%                                (10,780,235)
                                              ------------
  Net Assets--100.0%                          $ 40,533,303
                                              ============

------------

Percentages indicated are based on net assets of $40,533,303.

*  Non-income producing security.

(+)  All or a portion of security is loaned as of June 30, 2006.

ADR--American Depositary Receipt.

(a) Cost for federal income tax purposes is $53,966,817. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

    Unrealized appreciation...................  $   671,497
    Unrealized depreciation...................   (3,324,776)
                                                -----------
    Net unrealized depreciation...............  $(2,653,279)
                                                ===========

   The following represents the concentrations by country as of June 30, 2006 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................    90.4%
    Canada....................................     3.9%
    United Kingdom............................     1.4%
    Netherlands...............................     1.4%
    Bermuda...................................     1.3%
    Israel....................................     0.9%
                                                  -----
                                                   100%
                                                  =====

See accompanying notes to the financial statements.
 4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

                                                                    AZL
                                                              NEUBERGER BERMAN
                                                                REGENCY FUND
                                                              ----------------
ASSETS
Investment securities, at cost..............................    $53,962,311
                                                                ===========
Investment securities, at value*............................    $51,313,538
Interest and dividends receivable...........................         35,607
Receivable for capital shares issued........................        299,311
Receivable for investments sold.............................         27,774
                                                                -----------
  Total Assets..............................................     51,676,230
                                                                -----------

LIABILITIES
Payable for investments purchased...........................        105,800
Payable for capital shares redeemed.........................             14
Payable for return of collateral received...................     10,986,067
Manager fees payable........................................         21,883
Administration fees payable.................................          2,371
Distribution fees payable...................................          7,956
Administrative services fees payable........................            184
Compliance services fees payable............................             55
Other accrued liabilities...................................         18,597
                                                                -----------
  Total Liabilities.........................................     11,142,927
                                                                -----------
NET ASSETS..................................................    $40,533,303
                                                                ===========
NET ASSETS CONSIST OF:
  Capital...................................................     43,131,404
  Undistributed net investment income/(loss)................         68,046
  Undistributed net realized gains/(losses) on
     investments............................................        (17,374)
  Net unrealized appreciation/(depreciation) on
     investments............................................     (2,648,773)
                                                                -----------
NET ASSETS..................................................    $40,533,303
                                                                ===========
Shares of beneficial interest...............................      4,322,515
Net Asset Value (offering and redemption price per share)...    $      9.38
                                                                ===========

------------
*  Includes securities on loan of $10,772,673.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2006(A)
(UNAUDITED)

                                                                    AZL
                                                              NEUBERGER BERMAN
                                                                REGENCY FUND
                                                              ----------------
INVESTMENT INCOME:
Interest....................................................    $    31,566
Dividends...................................................        115,818
Income from securities lending..............................            456
                                                                -----------
  Total Investment Income...................................        147,840
                                                                -----------
EXPENSES:
Manager fees................................................         47,216
Administration fees.........................................          3,415
Distribution fees...........................................         15,739
Administrative services fees................................            184
Compliance services fees....................................             55
Custodian fees..............................................          8,939
Shareholder reports.........................................          1,133
Transfer agent fees.........................................          1,283
Trustees' fees..............................................            575
Other expenses..............................................          7,909
                                                                -----------
  Total expenses before reductions..........................         86,448
  Less expenses waived/reimbursed by the Manager............         (6,654)
                                                                -----------
  Net Expenses..............................................         79,794
                                                                -----------
NET INVESTMENT INCOME/(LOSS)................................         68,046
                                                                -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on securities transactions......        (17,374)
Change in unrealized appreciation/depreciation on                (2,648,773)
  securities................................................
                                                                -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...     (2,666,147)
                                                                -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............    $(2,598,101)
                                                                ===========

------------
(a)  For the Period May 1, 2006 (commencement of operations) to June 30, 2006.

See accompanying notes to the financial statements.
 6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                      AZL
                                                                NEUBERGER BERMAN
                                                                  REGENCY FUND
                                                                ----------------
                                                                 MAY 1, 2006 TO
                                                                JUNE 30, 2006(A)
                                                                ----------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................      $    68,046
  Net realized gains/(losses) on investments................          (17,374)
  Change in unrealized appreciation/depreciation on
     investments............................................       (2,648,773)
                                                                  -----------
  Change in net assets resulting from operations............       (2,598,101)
                                                                  -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................       46,749,856
  Cost of shares redeemed...................................       (3,618,452)
                                                                  -----------
  Change in net assets from capital transactions............       43,131,404
                                                                  -----------
  Change in net assets......................................       40,533,303
NET ASSETS:
  Beginning of period.......................................               --
                                                                  -----------
  End of period.............................................      $40,533,303
                                                                  ===========
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................           68,046
                                                                  ===========
SHARE TRANSACTIONS:
  Shares issued.............................................        4,725,032
  Shares redeemed...........................................         (402,517)
                                                                  -----------
  Change in shares..........................................        4,322,515
                                                                  ===========

------------
(a)  Period from commencement of operations.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NEUBERGER BERMAN REGENCY FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED) (UNAUDITED)

                                                     MAY 1, 2006 TO
                                                    JUNE 30, 2006(A)
                                                    ----------------
NET ASSET VALUE, BEGINNING OF PERIOD..............      $ 10.00
                                                        -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................         0.02
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................        (0.64)
                                                        -------
  Total from Investment Activities................        (0.62)
                                                        -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................           --
                                                        -------
  Net Realized Gains..............................           --
                                                        -------
  Total Dividends.................................           --
                                                        -------
NET ASSET VALUE, END OF PERIOD....................      $  9.38
                                                        =======
TOTAL RETURN*(b)..................................        (6.20)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($000's)..............      $40,533
  Net Investment Income/(Loss)(c).................         1.08%
  Expenses Before Reductions**(c).................         1.37%
  Expenses Net of Reductions(c)...................         1.27%
  Portfolio Turnover Rate(b)......................         1.98%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.
 8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NEUBERGER BERMAN REGENCY FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1. ORGANIZATION

  The Allianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. Effective May 1, 2006, each of the Funds that were previously named with the prefix "USAZ" changed their name to the prefix "AZL."

 --   AZL AIM Basic Value Fund
 --   AZL AIM International Equity Fund
 --   AZL Davis NY Venture Fund
 --   AZL Dreyfus Founders Equity Growth Fund
 --   AZL Dreyfus Premier Small Cap Value Fund
 --   AZL Franklin Small Cap Value Fund
 --   AZL Jennison 20/20 Focus Fund
 --   AZL Jennison Growth Fund
 --   AZL Legg Mason Growth Fund
 --   AZL Legg Mason Value Fund
 --   AZL Money Market Fund
 --   AZL Neuberger Berman Regency Fund
 --   AZL OCC Renaissance Fund
 --   AZL OCC Value Fund
 --   AZL Oppenheimer Developing Markets Fund
 --   AZL Oppenheimer Emerging Growth Fund
 --   AZL Oppenheimer Emerging Technologies Fund
 --   AZL Oppenheimer Global Fund
 --   AZL Oppenheimer International Growth Fund
 --   AZL Oppenheimer Main Street Fund
 --   AZL PIMCO Fundamental IndexPLUS Total Return Fund
 --   AZL Salomon Brothers Large Cap Growth Fund
 --   AZL Salomon Brothers Small Cap Growth Fund
 --   AZL Van Kampen Aggressive Growth Fund
 --   AZL Van Kampen Comstock Fund
 --   AZL Van Kampen Emerging Growth Fund
 --   AZL Van Kampen Equity and Income Fund
 --   AZL Van Kampen Global Franchise Fund
 --   AZL Van Kampen Global Real Estate Fund
 --   AZL Van Kampen Growth and Income Fund
 --   AZL Van Kampen Mid Cap Growth Fund

  Effective May 1, 2006, the USAllianz Variable Insurance Products Trust changed its name to Allianz Variable Insurance Products Trust. These Notes to the Financial Statements are for the AZL Neuberger Berman Regency Fund (the "Fund").

  The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NEUBERGER BERMAN REGENCY FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on the trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NEUBERGER BERMAN REGENCY FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

  SECURITIES LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, approved by the Trust or Allianz Life Advisers, LLC, the investment manager of the Fund and when, in the judgment of the Trust, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2006, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF         VALUE OF
                                                                 COLLATERAL    LOANED SECURITIES
                                                                 -----------   -----------------
   AZL Neuberger Berman Regency Fund...........................  $10,986,067      $10,772,673

  The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Assets Portfolio at June 30, 2006. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

  COMMISSION RECAPTURE

  Certain Funds participate in a commission recapture program. The Funds will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Funds, excluding investment advisory fees. The amounts for the Fund are disclosed as expenses paid indirectly on the Statement of Operations.

3. RELATED PARTY TRANSACTIONS

  Allianz Life Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Neuberger Berman, LLC ("NB"), NB provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NEUBERGER BERMAN REGENCY FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2007.

  For the six months ended June 30, 2006, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   AZL Neuberger Berman Regency Fund...........................     0.75%          1.30%

  Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2006, the contractual reimbursements that may potentially be made in subsequent years were as follows:

                                                                  EXPIRES
                                                                 12/31/2009
                                                                 ----------
   AZL Neuberger Berman Regency Fund...........................    $6,554

  In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

  Under an Administrative Services Agreement between the Funds and Manager, the Manager provides certain compliance oversight and filing services. The Manager is entitled to an amount equal to a portion of the Manager's quarterly expenses for employees who support the Trust's compliance program. In addition, the Manager is entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission. Fees are paid to the Manager on a quarterly basis and are reflected on the Statement of Operations as "Administrative services fees."

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with which certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex-wide annual base fee of $1,250,000 and an additional complex-wide asset-based fee, computed daily and paid monthly, which is based upon the following schedule:
  0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $5 billion, and 0.01% of net assets over $5 billion. The overall complex-wide fees are subject to a minimum fee based on $50,000 for each Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes employees available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO"). Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $50,000 for the six months ended June 30, 2006, plus certain out-of-pocket expenses. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NEUBERGER BERMAN REGENCY FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Funds Trust in proportion to the assets under management of each Trust. During the six months ended June 30, 2006, actual Trustee compensation was $203,750 in total for both Trusts.

4. SECURITY PURCHASES AND SALES

  For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES     SALES
                                                                 -----------   --------
   AZL Neuberger Berman Regency Fund...........................  $41,506,010   $749,321

5. OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust's website at https://www.allianzlife.com/ ProductsServices/Annuities/Variable/OptionInfo.aspx; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

  APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

  The Allianz Variable Insurance Products Trust (the "Trust") consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. The Trust's investment manager, Allianz Life Advisers, LLC (the "Manager"), is a manager of managers, and is therefore responsible for determining, in the first instance, which investment advisers to recommend for selection as subadvisers. The Manager is also responsible for monitoring the various subadvisers that have day-to-day responsibility for the decisions made for each of the Funds.

  In evaluating the services provided by the Manager and the terms of the investment management agreement, the Trust's Board of Trustees (the "Board" or the "Trustees") receives and reviews information related to the Manager's experience and expertise in the variable insurance marketplace. Currently, the AZL Neuberger Berman Regency Fund is offered only as an investment option for variable annuity products, and not in the retail fund market. In addition, the Board receives information regarding the Manager's expertise with regard to portfolio diversification and asset allocation requirements within the variable products offered through the separate accounts of Allianz Life Insurance Company of North America and its subsidiary Allianz Life Insurance Company of New York.

  The Manager has adopted policies and procedures to assist it in assessing each potential subadviser with expertise in particular asset classes and providing the Board with information related to its recommendation that a specific investment adviser be selected as a subadviser. The Board reviews and considers the recommendation and the information provided by the Manager in making its decision on the recommendation. After a subadviser has been selected, a similarly rigorous process is instituted by the Manager to monitor and evaluate the investment performance and other responsibilities of the subadviser. The Manager reports to the Board on its monitoring and evaluations at the Board's regular quarterly meetings. Where warranted, the Manager will add a particular subadviser to a "watch" list that it maintains, or remove a subadviser from the list. Although the Manager may use data in its evaluation of subadvisers, there are no objective criteria for placing a subadviser on the watch list. Rather, the Manager exercises its judgment on the factors that should be considered in determining whether a subadviser is properly fulfilling its responsibilities. In addition to reviewing data in determining whether a subadviser is carrying out its responsibilities, the Manager and the Board also consider subjective factors, such as reputational and other risks to the Trust and its shareholders that engaging a particular subadviser might entail. In assessing the ability of the Manager and the

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NEUBERGER BERMAN REGENCY FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  subadviser (together, the "Advisory Organizations") to perform their obligations, the Board considers whether there has occurred any circumstance or event that would constitute a reason for it not to approve an advisory or subadvisory contract.

  As required by the Investment Company Act of 1940 (the "1940 Act"), when the Manager proposes that the Trust add a new fund, or series, to its lineup of investment portfolios, the Board reviews and approves (1) the addition of the proposed fund and the advisory fee for the proposed fund to the Trust's investment management agreement with the Manager (the "Advisory Agreement") and (2) the investment advisory agreement with the subadviser recommended by the Manager for the proposed fund. The Board's decision to approve these contracts reflects the exercise of it business judgment. During its review of these contracts, the Board considers many factors, including the proposed fund's investment objectives; the Advisory Organizations' management philosophy, personnel, and processes; the preferences and expectations of the owners of the underlying variable contracts as potential beneficial shareholders of the fund and their relative sophistication; the continuing state of competition in the mutual fund and variable product industries; and comparable fees in the mutual fund industry.

  The Board also considers the compensation and benefits received by the Advisory Organizations. This includes fees for services to be provided to the proposed fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that will execute trades for the proposed fund, as well as advisory fees. The Board considered the fact that (1) the Manager and the Trust are parties to an Administrative Services Agreement under which the Manager is compensated by the Trust for performing certain administrative and compliance services; and (2) Allianz Life Investor Services, Inc., an affiliate of the Manager, is a registered securities broker-dealer and receives (along with its affiliates) payments made by the Trust pursuant to Rule 12b-1.

  The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members (the "Independent Trustees") are fully informed about all facts bearing on the adviser's services and fees. The Board is aware of these factors and takes them into account in its review of the Trust's advisory contracts.

  The Board considers and weighs these circumstances in light of its experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board's formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as an Advisory Organization's investment philosophy, personnel, and processes; the short- and long-term performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or "peer group" funds) of a similar fund managed by the recommended subadviser, and comments on the reasons for the performance; the proposed fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services to be provided to the proposed fund by the Advisory Organizations and their affiliates; compliance and audit reports, where available or relevant, concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Advisory Organizations are responding to them.

  The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits that the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or "fall out" benefits an Advisory Organization may derive from its relationship with the Funds.

  At a telephonic meeting held on January 30, 2006, the Board considered the recommendation of the Manager (1) to establish the AZL Neuberger Berman Regency Fund (the "Fund") as a new series or investment portfolio of the Trust and (2) to approve Neuberger Berman Management Inc. ("Neuberger Berman") as the subadviser of the Fund. At an "in person" meeting held on February 24 and 25, 2006, the Trustees unanimously approved the new subadvisory agreement with Neuberger Berman

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NEUBERGER BERMAN REGENCY FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  (the "Neuberger Berman Agreement") and the Advisory Agreement (collectively, the "Agreements"). At both meetings, the Trustees reviewed materials furnished by the Manager pertaining to Neuberger Berman.

  The Board, including a majority of the Independent Trustees, with the assistance of independent counsel to the Independent Trustees, considered whether to approve the Agreements in light of its experience in governing the Trust and working with the Manager and the subadvisers on matters relating to the Funds. The Independent Trustees are those Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940 (the "1940 Act"), and are not employees of or affiliated with the Fund, the Manager, or Neuberger Berman. Prior to voting, the Board reviewed the Manager's recommendation that it approve the Agreements with experienced counsel who are independent of the Manager and received from such counsel an oral summary of the legal standards for consideration of the proposed approval. In its deliberations, the Board considered all factors that the Trustees believed were relevant. The Board based its decision to approve the Agreements on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board determined that the Agreements were reasonable and in the best interests of the Fund. The Board's decision to approve the Agreements reflects the exercise of its business judgment on whether to approve new arrangements.

  A rule adopted by the SEC under the 1940 Act requires a discussion of certain factors relating to the selection of investment managers and subadvisers and the approval of advisory and subadvisory fees. The factors enumerated by the SEC in the rule are set forth below in italics followed by the Board's conclusions regarding each factor.

  (1) The nature, extent, and quality of services provided by the Manager and Neuberger Berman.

  The Board noted that the Manager, subject to the control of the Board, administers the Fund's business and other affairs, and is responsible for monitoring Neuberger Berman's day-to-day management of the Fund's investments.

  The Board noted that the Manager will also provide the Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Fund. The Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

  The Board considered the scope and quality of services provided by the Manager and subadvisers, and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Board recognized, for example, that the Manager and the Trust's subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory developments. The Board recognized the capabilities and resources that the Manager dedicates to performing services on behalf of the Trust and the Funds. Having considered the quality of administrative and other services in the fourth quarter of 2005, including the Manager's role in coordinating the activities of the Fund's other service providers, the Board concluded that, overall, it was satisfied with the nature, extent, and quality of services expected to be provided to the Fund under the Advisory Agreement.

  In deciding to approve Neuberger Berman as the Fund's subadviser, the Board considered particularly the experience and track record of Neuberger Berman's investment management personnel. The Board also noted Neuberger Berman's investment infrastructure as well as the risk profiles of its investment process. Specifically, the Board determined that, based upon the Manager's report, selecting Neuberger Berman as subadviser would likely benefit the Fund and its shareholders.

  In reviewing the other various matters listed above, the Board concluded that Neuberger Berman was a recognized firm capable of competently managing the Fund; that the nature, extent, and quality of services that Neuberger Berman could provide were at a level at least equal to the services that could be provided by other possible subadvisers for the Fund; that the services contemplated by the Neuberger Berman Agreement are substantially similar to those provided under the subadvisory agreements with the Trust's other subadvisers; that the Neuberger Berman Agreement contains provisions generally comparable to those of other subadvisory agreements for other mutual funds; that Neuberger Berman was staffed with a number of qualified personnel and had significant research capabilities; and that the investment performance of Neuberger Berman, based upon the historical "track records" of comparable funds, was at least satisfactory.

  (2) The investment performance of Neuberger Berman.

  The Board received information about the performance of Neuberger Berman in managing a mutual fund whose investment objective and principal investment strategies are substantially similar to those of the Fund. The Board noted that the portfolio managers for the Neuberger Berman Regency Fund would be the portfolio managers for the Fund. The performance

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NEUBERGER BERMAN REGENCY FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  information, which covered the quarter and the one-, two-, three-, four-, and five-year periods ended December 31, 2005, included (a) absolute total return,
  (b) performance versus an appropriate benchmark, and (c) performance relative to a peer group of comparable funds. The Board noted that Neuberger Berman's performance relative to the peer group ranked in the top quartile in four of the six periods presented. On the basis of the information presented, the Board concluded that Neuberger Berman's performance in managing a substantially similar fund has been strong and ranks with the Trust's other funds that have the strongest performance over the relevant periods.

  (3) The costs of services to be provided and profits to be realized by the Manager, Neuberger Berman, and their respective affiliates from their relationships with the Fund.

  The Manager presented to the Board the proposed advisory fee for the Fund and information setting forth "contractual" advisory fees and "actual" advisory fees after taking expense caps into account. The Manager proposed to cap the Fund's expenses. Based on the information provided, the "actual" advisory fees payable by the Fund are below the median level of advisory fees paid by generally comparable funds. The Board recognized the difficulty of comparing advisory fees because of the variations in services covered by the fees paid by other funds. The Board concluded that the advisory fees to be paid to the Manager by the Fund were not unreasonable.

  The Manager also supplied information to the Board about total fund expenses, which include advisory fees, a 12b-1 fee of 25 basis points, and other expenses. Although capped by the Manager, the "total expense ratio" of the Fund will be higher than the median for generally comparable funds.

  The Manager has committed to providing the Fund with a high quality of service and to working to reduce expenses over time, particularly as the Fund grows larger. Recognizing the information concerning profitability that the Manager had presented to the Board at meetings in the fourth quarter of 2005, the Board concluded therefore that the proposed expense ratio for the Fund was not unreasonable.

  The Board reviewed the fee schedule in the Neuberger Berman Agreement. Based upon its review, the Board concluded that the fees proposed to be paid to Neuberger Berman were reasonable. Based upon the information provided, the Board determined that there was no evidence that the level of profitability attributable to Neuberger Berman serving as subadviser of the Fund would be excessive.

  (4) and (5) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale.

  The Board noted that neither the fee schedule for the Fund in the Advisory Agreement nor the fee schedule in the Neuberger Berman Agreement contains any "breakpoints" and noted that the Fund and its shareholders will not benefit directly from the possibility that the Manager and Neuberger Berman may realize certain economies of scale as the Fund grows larger. The Board also noted that the fee schedule in the Neuberger Berman Agreement was the result of arm's-length negotiations between the Manager and Neuberger Berman.

  The Board noted that in the fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints, if any, apply. Depending on the age, size, and other characteristics of a particular fund and its manager's cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different asset managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at a variety of asset levels. Having taken these factors into account, the Board concluded that the absence of breakpoints in the Agreements was acceptable.

  The Board receives quarterly reports on the level of assets in the Fund. It expects to consider whether or not to approve the renewal of the Agreements at a meeting to be held prior to December 31, 2006, and will consider (a) the extent to which economies of scale can be realized and (b) whether the advisory or subadvisory fees should be modified to reflect such economies of scale, if any.

                                  ALLIANZ FUNDS

THE ALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND SERVICES.   SANNRPT0606 8/06
THESE FUNDS ARE NOT FDIC INSURED.

                                   AZL(R) OCC
                                RENAISSANCE FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006
                                  (UNAUDITED)

                                                                   ALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statement of Changes in Net Assets
                                     Page 7

                              Financial Highlights
                                     Page 8

                        Notes to the Financial Statements
                                     Page 9

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC RENAISSANCE FUND
EXPENSE EXAMPLE AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the AZL OCC Renaissance Fund, you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AZL OCC Renaissance Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                 BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                               ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                                  1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                               -------------   -------------   ----------------   ----------------
   AZL OCC Renaissance Fund..................    $1,000.00       $1,004.60          $5.42              1.09%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the AZL OCC Renaissance Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL OCC Renaissance Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                 BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                               ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                                  1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                               -------------   -------------   ----------------   ----------------
   AZL OCC Renaissance Fund..................    $1,000.00       $1,019.39          $5.46              1.09%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC RENAISSANCE FUND
EXPENSE EXAMPLE AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The AZL OCC Renaissance Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2006.

                                                PERCENT OF
   AZL OCC RENAISSANCE FUND                    NET ASSETS*
   ------------------------                    ------------
   Aerospace/Defense.........................       2.3%
   Banking/Financial Services................      22.5
   Computers.................................       1.5
   Construction..............................       2.5
   Electronics...............................       9.0
   Health Care...............................       5.7
   Insurance.................................       7.6
   Manufacturing.............................       9.1
   Media.....................................       2.6
   Oil/Gas...................................       6.5
   Pharmaceuticals...........................       4.1
   Retail/Wholesale..........................       6.9
   Services..................................       4.3
   Telecommunications........................       2.8
   Transportation............................       5.7
   Utilities.................................       5.5
   Short-Term Investments....................      20.8
                                                  -----
                                                  119.4%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%. For more information about the amounts for each industry, net assets, and total investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC RENAISSANCE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS (98.6%):
Aerospace/Defense (2.3%):
    99,000    L-3 Communications Holdings,
                Inc.(+)...................    $  7,466,580
                                              ------------
Banking/Financial Services (22.5%):
    48,700    Ambac Financial Group,
                Inc. .....................       3,949,570
   223,000    CIT Group, Inc. ............      11,660,670
    93,500    Citigroup, Inc. ............       4,510,440
   250,200    Countrywide Financial
                Corp. ....................       9,527,616
   144,400    J.P. Morgan Chase & Co. ....       6,064,800
    32,000    M&T Bank Corp. .............       3,773,440
    44,000    MBIA, Inc. .................       2,576,200
    74,100    MGIC Investment Corp. ......       4,816,500
   165,000    National City Corp.(+)......       5,971,350
    98,800    Wachovia Corp. .............       5,343,104
    83,600    Wells Fargo & Co. ..........       5,607,888
   138,000    Zions Bancorporation........      10,755,720
                                              ------------
                                                74,557,298
                                              ------------
Computers (1.5%):
    84,400    CACI International, Inc.,
                Class A*..................       4,923,052
                                              ------------
Construction (2.5%):
    75,000    Centex Corp. ...............       3,772,500
    99,100    Lennar Corp.(+).............       4,397,067
                                              ------------
                                                 8,169,567
                                              ------------
Electronics (9.0%):
    55,400    AMETEK, Inc. ...............       2,624,852
    82,500    DRS Technologies, Inc. .....       4,021,875
   433,900    Gentex Corp.(+).............       6,074,600
    79,500    Jabil Circuit, Inc. ........       2,035,200
   109,600    KLA-Tencor Corp. ...........       4,556,072
   256,365    Taiwan Semiconductor
                Manufacturing Company,
                Ltd., ADR.................       2,353,426
   240,000    Zebra Technologies Corp.,
                Class A*(+)...............       8,198,400
                                              ------------
                                                29,864,425
                                              ------------
Health Care (5.7%):
    59,900    Beckman Coulter, Inc. ......       3,327,445
    85,200    Laboratory Corporation of
                America Holdings*.........       5,301,996
   119,000    Omnicare, Inc. .............       5,642,980
   125,000    PDL BioPharma, Inc.*(+).....       2,301,250
    31,000    Wellpoint, Inc.*............       2,255,870
                                              ------------
                                                18,829,541
                                              ------------
Insurance (7.6%):
   276,200    Conseco, Inc.*(+)...........       6,380,220
    58,000    PartnerRe, Ltd. ............       3,714,900
   159,100    Platinum Underwriters
                Holdings, Ltd. ...........       4,451,618
   137,700    Reinsurance Group of
                America, Inc.(+)..........       6,767,955
    74,900    StanCorp Financial Group,
                Inc. .....................       3,813,159
                                              ------------
                                                25,127,852
                                              ------------
Manufacturing (9.1%):
    56,500    Amphenol Corp., Class A.....       3,161,740
    87,400    Goodrich Corp. .............       3,521,346
   277,000    Input/Output, Inc.*(+)......       2,617,650
    82,400    Invitrogen Corp.*...........       5,444,168
   140,500    Oshkosh Truck Corp. ........       6,676,560
    32,000    Parker Hannifin Corp. ......       2,483,200
   169,000    Thermo Electron Corp.*......       6,124,560
                                              ------------
                                                30,029,224
                                              ------------
Media (2.6%):
    30,900    Anixter International,
                Inc. .....................       1,466,514
   134,500    Lamar Advertising Co., Class
                A*(+).....................       7,244,170
                                              ------------
                                                 8,710,684
                                              ------------

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS, CONTINUED
Oil/Gas (6.5%):
   107,400    Canadian Oil Sands Trust....    $  3,464,516
    34,500    ConocoPhillips..............       2,260,785
   150,700    National-Oilwell Varco,
                Inc.*.....................       9,542,324
    97,500    Range Resources Corp. ......       2,651,025
    76,600    XTO Energy, Inc.(+).........       3,391,082
                                              ------------
                                                21,309,732
                                              ------------
Pharmaceuticals (4.1%):
    36,500    Barr Pharmaceuticals,
                Inc.*.....................       1,740,685
   241,700    Pfizer, Inc. ...............       5,672,699
    61,300    Sanofi-Aventis..............       5,981,524
                                              ------------
                                                13,394,908
                                              ------------
Retail/Wholesale (6.9%):
    67,000    CDW Corp. ..................       3,661,550
   205,600    Claire's Stores, Inc. ......       5,244,856
   102,800    Family Dollar Stores,
                Inc.(+)...................       2,511,404
   134,000    K-Swiss, Inc., Class A......       3,577,800
   208,700    Smurfit-Stone Container
                Corp.*....................       2,283,178
   238,100    TJX Companies, Inc. ........       5,442,966
                                              ------------
                                                22,721,754
                                              ------------
Services (4.3%):
    74,500    ChoicePoint, Inc.*..........       3,111,865
    47,100    ManTech International Corp.,
                Class A*..................       1,453,506
   787,000    WPP Group plc...............       9,512,616
                                              ------------
                                                14,077,987
                                              ------------
Telecommunications (2.8%):
   221,900    AT&T, Inc.(+)...............       6,188,791
   151,500    Motorola, Inc. .............       3,052,725
                                              ------------
                                                 9,241,516
                                              ------------

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC RENAISSANCE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS, CONTINUED
Transportation (5.7%):
    81,000    Continental Airlines, Inc.,
                Class B*(+)...............    $  2,413,800
   239,000    Royal Caribbean Cruises,
                Ltd.(+)...................       9,141,750
    29,700    Union Pacific Corp. ........       2,760,912
   177,600    UTI Worldwide, Inc. ........       4,480,848
                                              ------------
                                                18,797,310
                                              ------------
Utilities (5.5%):
    80,000    Dominion Resources, Inc. ...       5,983,200
    94,800    DPL, Inc. ..................       2,540,640
   246,868    Duke Energy Corp. ..........       7,250,513
    63,200    SCANA Corp. ................       2,438,256
                                              ------------
                                                18,212,609
                                              ------------
  Total Common Stocks
  (Cost $313,579,752)                          325,434,039
                                              ------------

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (19.6%):
64,862,270    Allianz Dresdner Daily Asset
                Fund......................    $ 64,862,270
                                              ------------
  Total Collateral for Securities on Loan
    (Cost $64,862,270)                          64,862,270
                                              ------------
DEPOSIT ACCOUNT (1.2%):
 4,030,051    NTRS London Deposit
                Account...................       4,030,051
                                              ------------
  Total Deposit Account
    (Cost $4,030,051)                            4,030,051
                                              ------------
  Total Investments
    (Cost $382,472,073)(a)--119.4%             394,326,360
  Liabilities in excess of other
assets--(19.4)%                                (64,025,571)
                                              ------------
  Net Assets--100.0%                          $330,300,789
                                              ============

------------

Percentages indicated are based on net assets of $330,300,789.

*  Non-income producing security.

(+)  All or a portion of a security is loaned as of June 30, 2006.

ADR--American Depositary Receipt.

(a) Cost for federal income tax purposes is $384,378,098. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

    Unrealized appreciation...................  $ 25,836,088
    Unrealized depreciation...................   (15,887,826)
                                                ------------
    Net unrealized appreciation...............  $  9,948,262
                                                ============

   The following represents the concentrations by country as of June 30, 2006 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     89.6%
    United Kingdom............................      2.9%
    Bermuda...................................      2.5%
    France....................................      1.8%
    Virgin Islands............................      1.4%
    Canada....................................      1.1%
    Taiwan....................................      0.7%
                                                  ------
                                                  100.0%
                                                  ======

See accompanying notes to the financial statements.
 4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

                                                                  AZL OCC
                                                              RENAISSANCE FUND
                                                              ----------------
ASSETS
Investment securities, at cost..............................    $382,472,073
                                                                ============
Investment securities, at value*............................    $394,326,360
Interest and dividends receivable...........................         302,005
Receivable for capital shares issued........................         687,990
Receivable for investments sold.............................         535,812
                                                                ------------
  Total Assets..............................................     395,852,167
                                                                ------------

LIABILITIES
Payable for investments purchased...........................         237,482
Payable for return of collateral received...................      64,862,270
Manager fees payable........................................         204,894
Administration fees payable.................................          15,512
Distribution fees payable...................................          68,298
Compliance services fees payable............................             469
Other accrued liabilities...................................         162,453
                                                                ------------
  Total Liabilities.........................................      65,551,378
                                                                ------------
NET ASSETS..................................................    $330,300,789
                                                                ============
NET ASSETS CONSIST OF:
  Capital...................................................    $265,629,595
  Undistributed net investment income/(loss)................       2,007,300
  Net realized gains/(losses) on investments................      50,810,895
  Net unrealized appreciation/(depreciation) on
     investments............................................      11,852,999
                                                                ------------
NET ASSETS                                                      $330,300,789
                                                                ============
Shares of beneficial interest...............................      25,264,402
Net Asset Value (offering and redemption price per share)...    $      13.07
                                                                ============

------------
*  Includes securities on loan of $62,771,587.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

                                                                  AZL OCC
                                                              RENAISSANCE FUND
                                                              ----------------
INVESTMENT INCOME:
Interest....................................................    $    246,396
Dividends...................................................       2,970,535
Foreign tax withholding.....................................         (32,061)
Income from securities lending..............................          19,948
                                                                ------------
  Total Investment Income...................................       3,204,818
                                                                ------------
EXPENSES:
Manager fees................................................       1,518,043
Administration fees.........................................         113,344
Distribution fees...........................................         506,014
Audit fees..................................................          10,399
Compliance services fees....................................           7,094
Custodian fees..............................................          16,544
Legal fees..................................................          15,802
Shareholder reports.........................................          13,006
Trustees' fees..............................................           6,917
Other expenses..............................................          97,017
                                                                ------------
  Total expenses before reductions..........................       2,304,234
  Less expenses paid indirectly.............................        (104,431)
                                                                ------------
  Net Expenses..............................................       2,199,803
                                                                ------------
NET INVESTMENT INCOME/(LOSS)................................       1,005,015
                                                                ------------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on securities and foreign
  currency transactions.....................................      21,918,595
Change in unrealized appreciation/depreciation on securities
  and foreign currencies....................................     (16,647,382)
                                                                ------------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...       5,271,213
                                                                ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............    $  6,276,228
                                                                ============

See accompanying notes to the financial statements.
 6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          AZL OCC
                                                                      RENAISSANCE FUND
                                                              --------------------------------
                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                  JUNE 30,        DECEMBER 31,
                                                                    2006              2005
                                                              ----------------    ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................   $   1,005,015      $  1,001,812
  Net realized gains/(losses) on investments................      21,918,595        29,157,090
  Change in unrealized appreciation/on investments..........     (16,647,382)      (47,833,537)
                                                               -------------      ------------
  Change in net assets resulting from operations:...........       6,276,228       (17,674,635)
                                                               -------------      ------------
DIVIDENDS TO SHAREHOLDERS:
  From net realized gains...................................              --       (35,774,867)
                                                               -------------      ------------
  Change in net assets resulting from dividends to
     shareholders...........................................              --       (35,774,867)
                                                               -------------      ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      26,196,320        84,585,214
  Proceeds from dividends reinvested........................              --        35,774,867
  Cost of shares redeemed...................................    (130,119,577)      (93,829,601)
                                                               -------------      ------------
  Change in net assets from capital transactions............    (103,923,257)       26,530,480
                                                               -------------      ------------
  Change in net assets......................................     (97,647,029)      (26,919,022)
NET ASSETS:
  Beginning of period.......................................     427,947,818       454,866,840
                                                               -------------      ------------
  End of period.............................................   $ 330,300,789      $427,947,818
                                                               =============      ============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................   $   2,007,300      $  1,002,285
                                                               =============      ============
SHARE TRANSACTIONS:
  Shares issued.............................................       1,940,769         6,269,805
  Dividends reinvested......................................              --         2,861,990
  Shares redeemed...........................................      (9,582,838)       (7,117,279)
                                                               -------------      ------------
  Change in shares..........................................      (7,642,069)        2,014,516
                                                               =============      ============

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC RENAISSANCE FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                    SIX MONTHS                                               NOVEMBER 5,
                                                       ENDED              YEAR ENDED DECEMBER 31,              2001 TO
                                                     JUNE 30,     ----------------------------------------   DECEMBER 31,
                                                       2006         2005       2004       2003      2002       2001(A)
                                                    -----------   --------   --------   --------   -------   ------------
                                                    (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............   $  13.00     $  14.72   $  12.93   $   8.23   $ 11.02      $10.00
                                                     --------     --------   --------   --------   -------      ------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................       0.05         0.03      (0.03)        --*       --*         --*
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................       0.02        (0.60)      1.92       4.82     (2.76)       1.02
                                                     --------     --------   --------   --------   -------      ------
  Total from Investment Activities................       0.07        (0.57)      1.89       4.82     (2.76)       1.02
                                                     --------     --------   --------   --------   -------      ------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................         --*          --*        --*        --*       --*         --*
  Net Realized Gains..............................         --        (1.15)     (0.10)     (0.12)    (0.03)         --
                                                     --------     --------   --------   --------   -------      ------
  Total Dividends.................................         --        (1.15)     (0.10)     (0.12)    (0.03)         --*
                                                     --------     --------   --------   --------   -------      ------
NET ASSET VALUE, END OF PERIOD....................   $  13.07     $  13.00   $  14.72   $  12.93   $  8.23      $11.02
                                                     ========     ========   ========   ========   =======      ======
TOTAL RETURN**(b).................................       0.46%       (3.49)%    14.75%     58.66%   (25.08)%     10.20%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................   $330,301     $427,948   $454,867   $252,374   $78,249      $9,197
Net Investment Income/(Loss)(c)...................       0.50%        0.23%     (0.26)%    (0.02)%    0.06%      (0.07)%
Expenses Before Reductions***(c)..................       1.14%        1.19%      1.24%      1.25%     1.40%       2.96%
Expenses Net of Reductions(c).....................       1.09%        1.11%      1.24%      1.10%     1.10%       1.07%
Expenses Net of Reductions(c)(d)..................       1.14%        1.19%       N/A        N/A       N/A         N/A
Portfolio Turnover Rate(b)........................      62.53%      137.19%     43.66%     61.79%    66.85%       8.84%

------------

*    Amount less than $.005.
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
*** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.
(d) Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.
 8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC RENAISSANCE FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1. ORGANIZATION

  The Allianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. Effective May 1, 2006, each of the Funds that were previously named with the prefix "USAZ" changed their name to the prefix "AZL."

 --   AZL AIM Basic Value Fund
 --   AZL AIM International Equity Fund
 --   AZL Davis NY Venture Fund
 --   AZL Dreyfus Founders Equity Growth Fund
 --   AZL Dreyfus Premier Small Cap Value Fund
 --   AZL Franklin Small Cap Value Fund
 --   AZL Jennison 20/20 Focus Fund
 --   AZL Jennison Growth Fund
 --   AZL Legg Mason Growth Fund
 --   AZL Legg Mason Value Fund
 --   AZL Money Market Fund
 --   AZL Neuberger Berman Regency Fund
 --   AZL OCC Renaissance Fund
 --   AZL OCC Value Fund
 --   AZL Oppenheimer Developing Markets Fund
 --   AZL Oppenheimer Emerging Growth Fund
 --   AZL Oppenheimer Emerging Technologies Fund
 --   AZL Oppenheimer Global Fund
 --   AZL Oppenheimer International Growth Fund
 --   AZL Oppenheimer Main Street Fund
 --   AZL PIMCO Fundamental IndexPLUS Total Return Fund
 --   AZL Salomon Brothers Large Cap Growth Fund
 --   AZL Salomon Brothers Small Cap Growth Fund
 --   AZL Van Kampen Aggressive Growth Fund
 --   AZL Van Kampen Comstock Fund
 --   AZL Van Kampen Emerging Growth Fund
 --   AZL Van Kampen Equity and Income Fund
 --   AZL Van Kampen Global Franchise Fund
 --   AZL Van Kampen Global Real Estate Fund
 --   AZL Van Kampen Growth and Income Fund
 --   AZL Van Kampen Mid Cap Growth Fund

  Effective May 1, 2006, the USAllianz Variable Insurance Products Trust changed its name to Allianz Variable Insurance Products Trust. These Notes to the Financial Statements are for the AZL OCC Renaissance Fund (the "Fund").

  The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC RENAISSANCE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on the trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC RENAISSANCE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

  SECURITIES LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, approved by the Trust and when, in the judgment of the Trust, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2006, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF         VALUE OF
                                                                 COLLATERAL    LOANED SECURITIES
                                                                 -----------   -----------------
   AZL OCC Renaissance Fund....................................  $64,862,270      $62,771,587

  The Fund received cash collateral for securities loaned. The cash was invested in an Allianz Dresdner Daily Asset Fund at June 30, 2006. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

  COMMISSION RECAPTURE

  Certain Funds participate in a commission recapture program. The Funds will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Funds, excluding investment advisory fees. The amounts for the Fund are disclosed as expenses paid indirectly on the Statement of Operations.

3. RELATED PARTY TRANSACTIONS

  Allianz Life Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement among the Manager, OCC Capital, LLC ("OCC") and the Trust, OCC provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2007.

  For the six months ended June 30, 2006, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   AZL OCC Renaissance Fund....................................     0.75%          1.30%

  Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2006, there were no contractual reimbursements that may potentially be made in subsequent years.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC RENAISSANCE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

  The Fund's lending agent is Dresdner Bank, AG (the "Agent"), an affiliate of Allianz Life Advisers LLC. Under the terms of the Securities Lending Agreement, the Agent is entitled to receive 25% of the income earned from securities lending. During the six months ended June 30, 2006, the Agent received $4,971 in fees for acting as the Securities Lending Agent.

  Under an Administrative Services Agreement between the Funds and Manager, the Manager provides certain compliance oversight and filing services. The Manager is entitled to an amount equal to a portion of the Manager's quarterly expenses for employees who support the Trust's compliance program. In addition, the Manager is entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission. Fees are paid to the Manager on a quarterly basis and are reflected on the Statement of Operations as "Administrative services fees."

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with which certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex-wide annual base fee of $1,250,000 and an additional complex-wide asset-based fee, computed daily and paid monthly, which is based upon the following schedule:
  0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $5 billion, and 0.01% of net assets over $5 billion. The overall complex-wide fees are subject to a minimum fee based on $50,000 for each Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes employees available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO"). Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $50,000 for the six months ended June 30, 2006, plus certain out-of-pocket expenses. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2006, $6,782 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the six months ended June 30, 2006, actual Trustee compensation was $203,750 in total for both Trusts.

4. SECURITY PURCHASES AND SALES

  For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES        SALES
                                                                 ------------   ------------
   AZL OCC Renaissance Fund....................................  $245,644,019   $337,695,190

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC RENAISSANCE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

5. OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust's website at https://www.allianzlife.com/ ProductsServices/Annuities/Variable/OptionInfo.aspx; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

                                 ALLIANZ FUNDS

THE ALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND SERVICES.   SANNRPT0606 8/06
THESE FUNDS ARE NOT FDIC INSURED.

                                   AZL(R) OCC
                                   VALUE FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006
                                  (UNAUDITED)

                                                                   ALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statement of Changes in Net Assets
                                     Page 7

                              Financial Highlights
                                     Page 8

                        Notes to the Financial Statements
                                     Page 9

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC VALUE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the AZL OCC Value Fund, you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AZL OCC Value Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                 BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                               ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                                  1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                               -------------   -------------   ----------------   ----------------
   AZL OCC Value Fund........................    $1,000.00       $1,022.00          $5.87              1.17%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the AZL OCC Value Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL OCC Value Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                 BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                               ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                                  1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                               -------------   -------------   ----------------   ----------------
   AZL OCC Value Fund........................    $1,000.00       $1,018.99          $5.86              1.17%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC VALUE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The AZL OCC Value Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2006.

                                                PERCENT OF
   AZL OCC VALUE FUND                          NET ASSETS*
   ------------------                          ------------
   Banking/Financial Services................      32.0%
   Chemicals.................................       1.2
   Construction..............................       1.8
   Electronics...............................       3.0
   Health Care...............................       2.0
   Housing...................................       0.9
   Insurance.................................       8.3
   Manufacturing.............................       6.5
   Media.....................................       1.0
   Oil/Gas...................................       7.3
   Pharmaceuticals...........................      11.1
   Retail/Wholesale..........................       5.6
   Telecommunications........................       7.2
   Transportations...........................       0.7
   Travel/Entertainment......................       4.5
   Utilities.................................       4.5
   Short-Term Investments....................       5.0
                                                  -----
                                                  102.6%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%. For more information about the amounts for each industry, net assets, and total investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
 SHARES                                          VALUE
---------                                     ------------
COMMON STOCKS (97.6%):
Banking/Financial Services (32.0%):
  158,000    Bank of America Corp. .......    $  7,599,800
  181,100    Citigroup, Inc. .............       8,736,264
  283,000    Countrywide Financial
               Corp. .....................      10,776,640
  199,000    J.P. Morgan Chase & Co. .....       8,358,000
  117,500    MBIA, Inc. ..................       6,879,625
   51,300    Merrill Lynch & Company,
               Inc. ......................       3,568,428
   64,200    Morgan Stanley...............       4,058,082
   55,900    National City Corp.(+).......       2,023,021
   67,600    Wachovia Corp. ..............       3,655,808
  107,000    Wells Fargo & Co. ...........       7,177,560
                                              ------------
                                                62,833,228
                                              ------------
Chemicals (1.2%):
  100,000    Lyondell Chemical Co.(+).....       2,266,000
                                              ------------
Construction (1.8%):
   78,000    Lennar Corp. ................       3,460,860
                                              ------------
Electronics (3.0%):
  648,894    Taiwan Semiconductor
               Manufacturing Company,
               Ltd., ADR(+)...............       5,956,844
                                              ------------
Health Care (2.0%):
   55,400    Wellpoint, Inc.*(+)..........       4,031,458
                                              ------------
Housing (0.9%):
   77,500    D. R. Horton, Inc. ..........       1,846,050
                                              ------------
Insurance (8.3%):
  127,000    American International Group,
               Inc. ......................       7,499,350
   27,000    Everest Re Group, Ltd.(+)....       2,337,390
  127,000    MetLife, Inc. ...............       6,503,670
                                              ------------
                                                16,340,410
                                              ------------
Manufacturing (6.5%):
   94,400    Honeywell International,
               Inc. ......................       3,804,320
   57,900    Parker Hannifin Corp. .......       4,493,040
  107,000    Temple-Inland, Inc.(+).......       4,587,090
                                              ------------
                                                12,884,450
                                              ------------
Media (1.0%):
   55,000    Dow Jones & Company,
               Inc.(+)....................       1,925,550
                                              ------------
Oil/Gas (7.3%):
  149,300    Chevron Corp. ...............       9,265,558
   84,300    Exxon Mobil Corp. ...........       5,171,805
                                              ------------
                                                14,437,363
                                              ------------

                                                  FAIR
 SHARES                                          VALUE
---------                                     ------------
COMMON STOCKS, CONTINUED
Pharmaceuticals (11.1%):
  523,000    Pfizer, Inc. ................    $ 12,274,810
   95,000    Sanofi-Aventis...............       9,269,898
                                              ------------
                                                21,544,708
                                              ------------
Retail/Wholesale (5.6%):
  133,300    Family Dollar Stores,
               Inc.(+)....................       3,256,519
  108,400    Federated Department Stores,
               Inc. ......................       3,967,440
  162,000    TJX Companies, Inc.(+).......       3,703,320
                                              ------------
                                                10,927,279
                                              ------------
Telecommunications (7.2%):
   29,600    Alltel Corp. ................       1,889,368
  330,200    AT&T, Inc. ..................       9,209,278
  156,000    Motorola, Inc. ..............       3,143,400
                                              ------------
                                                14,242,046
                                              ------------
Transportation (0.7%):
   49,300    Continental Airlines, Inc.,
               Class B*(+)................       1,469,140
                                              ------------
Travel/Entertainment (4.5%):
  212,000    Carnival Corp.(+)............       8,848,880
                                              ------------
Utilities (4.5%):
  117,200    Dominion Resources, Inc. ....       8,765,388
                                              ------------
  Total Common Stocks
    (Cost $181,732,903)                        191,779,654
                                              ------------
COLLATERAL FOR SECURITIES ON LOAN (3.7%):
7,347,696    Northern Trust Liquid
               Institutional Asset
               Portfolio..................       7,347,696
                                              ------------
  Total Collateral for Securities on Loan
    (Cost $7,347,696)                            7,347,696
                                              ------------
DEPOSIT ACCOUNT (1.3%):
2,625,846    NTRS London Deposit
               Account....................       2,625,846
                                              ------------
  Total Deposit Account
    (Cost $2,625,846)                            2,625,846
                                              ------------
  Total Investments
    (Cost $191,706,444)(a)--102.6%             201,753,196
  Liabilities in excess of other
assets--(2.6)%                                  (5,019,986)
                                              ------------
  Net Assets--100.0%                          $196,733,210
                                              ============

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

------------

Percentages indicated are based on net assets of $196,733,210.

*   Non-income producing security.

(+) All or a portion of security is loaned as of June 30, 2006.

ADR--American Depositary Receipt.

(a) Cost for federal income tax purposes is $192,024,215. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

    Unrealized appreciation...................  $15,342,846
    Unrealized depreciation...................   (5,613,865)
                                                -----------
    Net unrealized appreciation...............  $ 9,728,981
                                                ===========

   The following represents the concentrations by country as of June 30, 2006 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     86.3%
    France....................................      4.8%
    Panama....................................      4.6%
    Taiwan....................................      3.1%
    Bermuda...................................      1.2%
                                                  ------
                                                  100.0%
                                                  ======

See accompanying notes to the financial statements.
 4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

                                                                AZL OCC
                                                               VALUE FUND
                                                              ------------
ASSETS
Investment securities, at cost..............................  $191,706,444
                                                              ============
Investment securities, at value*............................  $201,753,196
Interest and dividends receivable...........................       284,447
Receivable for investments sold.............................     2,348,339
                                                              ------------
  Total Assets..............................................   204,385,982
                                                              ------------

LIABILITIES
Payable for capital shares redeemed.........................        86,718
Payable for return of collateral received...................     7,347,696
Manager fees payable........................................       133,500
Administration fees payable.................................         9,168
Distribution fees payable...................................        40,618
Compliance services fees payable............................           279
Other accrued liabilities...................................        34,793
                                                              ------------
  Total Liabilities.........................................     7,652,772
                                                              ------------
NET ASSETS..................................................  $196,733,210
                                                              ============
NET ASSETS CONSIST OF:
  Capital...................................................  $162,134,212
  Undistributed net investment income/(loss)................     3,117,390
  Net realized gains/(losses) on investments................    21,434,856
  Net unrealized appreciation/(depreciation) on
     investments............................................    10,046,752
                                                              ------------
NET ASSETS..................................................  $196,733,210
                                                              ============
Shares of beneficial interest...............................    14,570,272
Net Asset Value (offering and redemption price per share)...  $      13.50
                                                              ============

------------
*  Includes securities on loan of $7,420,456.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

                                                                AZL OCC
                                                              VALUE FUND
                                                              -----------
INVESTMENT INCOME:
Interest....................................................  $    86,003
Dividends...................................................    2,539,759
Foreign tax withholding.....................................      (28,874)
Income from securities lending..............................       14,124
                                                              -----------
  Total Investment Income...................................    2,611,012
                                                              -----------
EXPENSES:
Manager fees................................................      802,945
Administration fees.........................................       59,889
Distribution fees...........................................      267,648
Audit fees..................................................        5,012
Compliance services fees....................................        3,802
Custodian fees..............................................        9,330
Legal fees..................................................        8,122
Shareholder reports.........................................        6,659
Trustees' fees..............................................        4,901
Recoupment of prior expenses reimbursed by the Manager......       66,134
Other expenses..............................................       50,268
                                                              -----------
  Total expenses before reductions..........................    1,284,710
  Less expenses paid indirectly.............................      (33,233)
                                                              -----------
  Net Expenses..............................................    1,251,477
                                                              -----------
NET INVESTMENT INCOME/(LOSS)................................    1,359,535
                                                              -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on securities and foreign           7,203,723
  currency transactions.....................................
Change in unrealized appreciation/depreciation on securities   (3,868,125)
  and foreign currencies....................................
                                                              -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...    3,335,598
                                                              -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............  $ 4,695,133
                                                              ===========

See accompanying notes to the financial statements.
 6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     AZL OCC VALUE FUND
                                                              --------------------------------
                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                  JUNE 30,        DECEMBER 31,
                                                                    2006              2005
                                                              ----------------    ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $  1,359,535      $  1,755,346
  Net realized gains/(losses) on investments................       7,203,723        14,638,136
  Change in unrealized appreciation/depreciation on
     investments............................................      (3,868,125)      (10,816,361)
                                                                ------------      ------------
  Change in net assets resulting from operations:...........       4,695,133         5,577,121
                                                                ------------      ------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................              --          (555,405)
  From net realized gains...................................              --       (12,007,220)
                                                                ------------      ------------
  Change in net assets resulting from dividends to
     shareholders...........................................              --       (12,562,625)
                                                                ------------      ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................       2,963,196        33,768,648
  Proceeds from dividends reinvested........................              --        12,562,625
  Cost of shares redeemed...................................     (34,619,809)      (45,040,103)
                                                                ------------      ------------
  Change in net assets from capital transactions............     (31,656,613)        1,291,170
                                                                ------------      ------------
  Change in net assets......................................     (26,961,480)       (5,694,334)
NET ASSETS:
  Beginning of period.......................................     223,694,690       229,389,024
                                                                ------------      ------------
  End of period.............................................    $196,733,210      $223,694,690
                                                                ============      ============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $  3,117,390      $  1,757,855
                                                                ============      ============
SHARE TRANSACTIONS:
  Shares issued.............................................         216,299         2,564,905
  Dividends reinvested......................................              --           977,637
  Shares redeemed...........................................      (2,586,184)       (3,464,529)
                                                                ------------      ------------
  Change in shares..........................................      (2,369,885)           78,013
                                                                ============      ============

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC VALUE FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                    SIX MONTHS                                               NOVEMBER 5,
                                                       ENDED              YEAR ENDED DECEMBER 31,              2001 TO
                                                     JUNE 30,     ----------------------------------------   DECEMBER 31,
                                                       2006         2005       2004      2003       2002       2001(A)
                                                    -----------   --------   --------   -------   --------   ------------
                                                    (UNAUDITED)
ASSET VALUE, BEGINNING OF PERIOD..................   $  13.20     $  13.60   $  11.77   $  8.15   $  10.96     $ 10.00
                                                     --------     --------   --------   -------   --------     -------
INVESTMENT ACTIVITIES:
  Net Investment Income/Loss).....................       0.11         0.10       0.06      0.06       0.02          --*
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................       0.19         0.23       1.87      3.62      (2.74)       0.96
                                                     --------     --------   --------   -------   --------     -------
  Total from Investment Activities................       0.30         0.33       1.93      3.68      (2.72)       0.96
                                                     --------     --------   --------   -------   --------     -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................         --        (0.03)     (0.02)    (0.06)     (0.02)         --*
  Net Realized Gains..............................         --        (0.70)     (0.08)       --      (0.07)         --
                                                     --------     --------   --------   -------   --------     -------
  Total Dividends.................................         --        (0.73)     (0.10)    (0.06)     (0.09)         --*
                                                     --------     --------   --------   -------   --------     -------
NET ASSET VALUE, END OF PERIOD....................   $  13.50     $  13.20   $  13.60   $ 11.77   $   8.15     $ 10.96
                                                     ========     ========   ========   =======   ========     =======
TOTAL RETURN**(b).................................       2.20%        2.67%     16.52%    45.21%    (24.90)%      9.63%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................   $196,733     $223,695   $229,389   $84,964   $ 23,347     $ 6,461
Net Investment Income/(Loss)(c)...................       1.27%        0.76%      0.56%     0.73%      0.57%       0.11%
Expenses Before Reductions***(c)..................       1.20%        1.20%      1.19%     1.27%      1.78%       3.43%
Expenses Net of Reductions(c).....................       1.17%        1.15%      1.18%     1.10%      1.10%       1.09%
Expenses Net of Reductions(c)(d)..................       1.20%        1.20%       N/A       N/A        N/A         N/A
Portfolio Turnover Rate(b)........................      37.21%      122.68%     38.88%    80.85%    115.67%      15.83%

------------

*    Amount less than $.005.
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
*** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.
(d) Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.
 8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1. ORGANIZATION

  The Allianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. Effective May 1, 2006, each of the Funds that were previously named with the prefix "USAZ" changed their name to the prefix "AZL."

 --   AZL AIM Basic Value Fund
 --   AZL AIM International Equity Fund
 --   AZL Davis NY Venture Fund
 --   AZL Dreyfus Founders Equity Growth Fund
 --   AZL Dreyfus Premier Small Cap Value Fund
 --   AZL Franklin Small Cap Value Fund
 --   AZL Jennison 20/20 Focus Fund
 --   AZL Jennison Growth Fund
 --   AZL Legg Mason Growth Fund
 --   AZL Legg Mason Value Fund
 --   AZL Money Market Fund
 --   AZL Neuberger Berman Regency Fund
 --   AZL OCC Renaissance Fund
 --   AZL OCC Value Fund
 --   AZL Oppenheimer Developing Markets Fund
 --   AZL Oppenheimer Emerging Growth Fund
 --   AZL Oppenheimer Emerging Technologies Fund
 --   AZL Oppenheimer Global Fund
 --   AZL Oppenheimer International Growth Fund
 --   AZL Oppenheimer Main Street Fund
 --   AZL PIMCO Fundamental IndexPLUS Total Return Fund
 --   AZL Salomon Brothers Large Cap Growth Fund
 --   AZL Salomon Brothers Small Cap Growth Fund
 --   AZL Van Kampen Aggressive Growth Fund
 --   AZL Van Kampen Comstock Fund
 --   AZL Van Kampen Emerging Growth Fund
 --   AZL Van Kampen Equity and Income Fund
 --   AZL Van Kampen Global Franchise Fund
 --   AZL Van Kampen Global Real Estate Fund
 --   AZL Van Kampen Growth and Income Fund
 --   AZL Van Kampen Mid Cap Growth Fund

  Effective May 1, 2006, the USAllianz Variable Insurance Products Trust changed its name to Allianz Variable Insurance Products Trust. These Notes to the Financial Statements are for the AZL OCC Value Fund (the "Fund").

  The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on the trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

  SECURITIES LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, approved by the Trust or Allianz Life Advisers, LLC, the investment manager of the Fund and when, in the judgment of the Trust, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 200, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF        VALUE OF
                                                                 COLLATERAL   LOANED SECURITIES
                                                                 ----------   -----------------
   AZL OCC Value Fund..........................................  $7,347,696      $7,420,456

  The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Assets Portfolio at June 30, 2006. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments. The securities lending agent's mark to market of the collateral on June 30, 2006 indicated that additional collateral was warranted, and such collateral was received the next business day to maintain the Fund's ongoing collateral requirements.

  COMMISSION RECAPTURE

  Certain Funds participate in a commission recapture program. The Funds will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Funds, excluding investment advisory fees. The amounts for the Fund are disclosed as expenses paid indirectly on the Statement of Operations.

3. RELATED PARTY TRANSACTIONS

  Allianz Life Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement among the Manager, OCC Capital, LLC ("OCC") and the Trust, PEA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2007.

  For the six months ended June 30, 2006, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   AZL OCC Value Fund..........................................     0.75%          1.20%

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year.

  At June 30, 2006, the contractual reimbursements that may potentially be made in subsequent years were as follows:

                                                                  EXPIRES      EXPIRES
                                                                 12/31/2006   12/31/2007
                                                                 ----------   ----------
   AZL OCC Value Fund..........................................    $1,460      $16,745

  In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

  Under an Administrative Services Agreement between the Funds and Manager, the Manager provides certain compliance oversight and filing services. The Manager is entitled to an amount equal to a portion of the Manager's quarterly expenses for employees who support the Trust's compliance program. In addition, the Manager is entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission. Fees are paid to the Manager on a quarterly basis and are reflected on the Statement of Operations as "Administrative services fees."

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with which certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex-wide annual base fee of $1,250,000 and an additional complex-wide asset-based fee, computed daily and paid monthly, which is based upon the following schedule:
  0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $5 billion, and 0.01% of net assets over $5 billion. The overall complex-wide fees are subject to a minimum fee based on $50,000 for each Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes employees available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO"). Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $50,000 for the six months ended June 30, 2006, plus certain out-of-pocket expenses. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2006, $6,527 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the six months ended June 30, 2006, actual Trustee compensation was $203,750 in total for both Trusts.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

4. SECURITY PURCHASES AND SALES

  For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   ------------
   AZL OCC Value Fund..........................................  $78,103,283   $107,910,485

5. OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust's website at https://www.allianzlife.com/ ProductsServices/Annuities/Variable/OptionInfo.aspx; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

                                  ALLIANZ FUNDS

THE ALLIANZ VIP FUND OF FUNDS ARE DISTRIBUTED BY BISYS FUND     SANNRPT0606 8/06
SERVICES. THESE FUNDS ARE NOT FDIC INSURED.

                               AZL(R) OPPENHEIMER
                            DEVELOPING MARKETS FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006
                                  (UNAUDITED)

                                                                   ALLIANZ FUNDS

                               TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                       Schedule of Portfolio Investments
                                     Page 3

                      Statement of Assets and Liabilities
                                     Page 8

                            Statement of Operations
                                     Page 9

                       Statement of Changes in Net Assets
                                    Page 10

                              Financial Highlights
                                    Page 11

                       Notes to the Financial Statements
                                    Page 12

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER DEVELOPING MARKETS FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the AZL Oppenheimer Developing Markets Fund, you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AZL Oppenheimer Developing Markets Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period reflected in the table.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                 BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                               ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                                  5/1/06          6/30/06      5/1/06 - 6/30/06   5/1/06 - 6/30/06
                                               -------------   -------------   ----------------   ----------------
   AZL Oppenheimer Developing Markets Fund...    $1,000.00        $853.00           $2.17              1.40%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period shown in the table divided by the number of days in the fiscal year (to reflect the period shown in the table).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the AZL Oppenheimer Developing Markets Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL Oppenheimer Developing Markets Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                 BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                               ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                                  5/1/06          6/30/06      5/1/06 - 6/30/06   5/1/06 - 6/30/06
                                               -------------   -------------   ----------------   ----------------
   AZL Oppenheimer Developing Markets Fund...    $1,000.00       $1,017.85          $7.00              1.40%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period shown in the table divided by the number of days in the fiscal year (to reflect the period shown in the table).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER DEVELOPING MARKETS FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The AZL Oppenheimer Developing Markets Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2006.

                                                PERCENT OF
   AZL OPPENHEIMER DEVELOPING MARKETS FUND     NET ASSETS*
   ---------------------------------------     ------------
   Aerospace/Defense.........................       0.9%
   Automotive................................       4.7
   Banking...................................      15.3
   Beverages.................................       1.3
   Chemicals.................................       0.2
   Computers.................................       7.2
   Construction..............................       4.1
   Cosmetics & Toiletries....................       0.8
   Diversified...............................       2.0
   E-Commerce................................       0.3
   Electronics...............................       8.6
   Food......................................       1.9
   Health Care...............................       0.8
   Insurance.................................       0.8
   Manufacturing.............................       3.7
   Media.....................................       0.8
   Metals/Mining.............................       7.2
   Oil and Gas...............................      12.0
   Pharmaceuticals...........................       1.5
   Real Estate...............................       2.9
   Retail/Wholesale..........................       3.9
   Telecommunications........................      10.3
   Tobacco...................................       1.8
   Transportation............................       0.9
   Travel/Entertainment......................       0.1
   Utilities.................................       1.0
   Short-Term Investments....................      10.6
                                                  -----
                                                  105.6%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%. For more information about the amounts for each industry, net assets, and total investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER DEVELOPING MARKETS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)


 SHARES                                           VALUE
---------                                      -----------
COMMON STOCKS (95.0%):
Aerospace/Defense (0.9%):
    1,169    Elbit Systems, Ltd. ..........    $    31,285
   37,000    Empresa Brasileira de
               Aeronautica SA..............        338,477
                                               -----------
                                                   369,762
                                               -----------
Automobiles (4.7%):
    3,000    Bajaj Auto, Ltd. .............        179,595
   84,000    China Motor Corp. ............         84,333
   14,537    Ford Otomotiv Sanayi AS.......         96,940
    5,530    Hyundai Motor Co. ............        471,807
    1,970    Hyundai Motor Company, Ltd.,
               Preferred Shares............         96,031
   23,630    Kia Motors Corp. .............        406,520
   22,770    Mahindra & Mahindra, Ltd. ....        308,253
   41,100    Rico Auto Industries, Ltd.*...         62,916
   57,480    Ssangyong Motor Co.*..........        287,718
                                               -----------
                                                 1,994,113
                                               -----------
Banking/Financial Services (15.3%):
   10,650    Banco Bradesco SA, Preferred
               Shares......................        332,284
   16,500    Banco Latinoamericano de
               Exportaciones SA(+).........        257,895
    7,000    Banco Nossa Caixa SA..........        146,507
   44,376    Bank Hapoalim BM..............        191,517
   54,400    Bank Leumi Le-Israel..........        195,919
  227,000    Cathay Financial Holding
               Company, Ltd. ..............        496,552
    8,900    Commercial International
               Bank........................         91,227
   14,000    Commercial International Bank,
               GDR(+)......................        138,366
    9,920    Daegu Bank....................        178,904
    8,800    Fubon Financial Holding
               Company, Ltd., GDR(+).......         76,103
  511,000    Fubon Financial Holdings
               Company, Ltd. ..............        442,262
   23,300    Grupo Financiero Banorte SA de
               CV..........................         54,064
  118,500    Grupo Financiero Inbursa, SA
               de CV.......................        177,732
    6,910    Hana Financial Group, Inc. ...        326,092
   21,000    Housing Development Finance
               Ltd. .......................        519,690
   10,800    ICICI Bank, Ltd., ADR.........        255,420
   51,900    Isreal Discount Bank*.........         89,616
   12,270    Jeonbuk Bank..................        103,868
   17,500    Kiatnakin Finance Public
               Company, Ltd. ..............         13,383
    3,000    Kookmin Bank, ADR(+)..........        249,180
    4,930    Korea Investment Holdings
               Company, Ltd. ..............        160,634
    2,850    Mirae Asset Securities
               Company, Ltd. ..............        158,192


 SHARES                                           VALUE
---------                                      -----------
COMMON STOCKS, CONTINUED
Banking/Financial Services, continued
   10,800    OTP Bank Nyrt.................    $   305,568
1,135,500    PT Bank Mandiri...............        210,475
   40,000    Shin Kong Financial Holding
               Company, Ltd. ..............         43,970
    4,000    Shinhan Financial Group
               Company, Ltd. ..............        188,653
    6,800    Standard Bank Group, Ltd. ....         73,001
  136,900    TISCO Bank Public Company,
               Ltd. .......................         79,665
   32,100    Turkiye Is Bankasi (Isbank)...        157,376
   81,200    Turkiye Vakiflar Bankasi
               TAO.........................        316,397
   21,190    Woori Finance Holdings
               Company, Ltd. ..............        400,553
                                               -----------
                                                 6,431,065
                                               -----------
Beverages (1.3%):
    1,300    Companhia de Bebidas das
               Americas (Ambev), ADR(+)....         47,580
    4,700    Companhia de Bebidas das
               Americas, ADR(+)............        193,875
    2,650    Fomento Economico Mexicano, SA
               de CV, ADR..................        221,858
   35,000    United Breweries, Ltd. .......         94,158
                                               -----------
                                                   557,471
                                               -----------
Chemicals (0.2%):
   17,156    Petkim Petrokimya Holding
               AS*.........................         55,129
   22,000    Taiwan Fertilizer Company,
               Ltd. .......................         36,568
                                               -----------
                                                    91,697
                                               -----------
Computers (7.2%):
   10,400    Check Point Software
               Technologies, Ltd.*.........        182,832
   23,900    HCL Technologies, Ltd. .......        262,860
   12,000    High Tech Computer Corp. .....        329,520
    8,200    Infosys Technologies Ltd. ....        551,598
    3,500    Infosys Technologies, Ltd.,
               ADR(+)......................        267,435
  392,000    Inventec Company, Ltd. .......        252,493
  192,000    Lite-On Technology Corp. .....        285,378
  161,000    Mitac International Corp. ....        153,112
  201,000    Quanta Computer, Inc. ........        322,789
   11,145    Tata Consultancy Services,
               Ltd. .......................        421,992
                                               -----------
                                                 3,030,009
                                               -----------
Construction (4.1%):
   10,398    Aveng, Ltd. ..................         31,192
    5,068    Cemex SA de CV, ADR...........        288,725
   36,200    Consorcio ARA SA de CV........        149,150
  100,000    Continental Engineering
               Corp. ......................         57,878
   71,200    Corporacion GEO, SA.de CV,
               Series B*...................        236,067
   86,100    Empresas ICA SA de CV*........        243,081
    1,920    GS Engineering & Construction
               Corp. ......................        123,972

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER DEVELOPING MARKETS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)


 SHARES                                           VALUE
---------                                      -----------
COMMON STOCKS, CONTINUED
Construction, continued
    3,310    Hyundai Development Co. ......    $   143,083
    4,903    Hyundai Engineering &
               Construction Company,
               Ltd.*.......................        225,319
    1,780    Joongang Construction Company,
               Ltd. .......................         27,136
    2,000    Kyeryong Construction
               Industrial Company, Ltd. ...         63,465
   40,300    Murray & Roberts Holdings,
               Ltd. .......................        143,141
      500    Orascom Construction
               Industries..................         15,273
                                               -----------
                                                 1,747,482
                                               -----------
Cosmetics & Toiletries (0.8%):
      962    ABLE C&C......................          8,179
      366    Amorepacific Corp.*...........        158,192
   13,900    Natura Cosmeticos SA..........        142,250
      224    Pacific Corp. ................         36,925
                                               -----------
                                                   345,546
                                               -----------
Diversified (2.0%):
  101,900    Haci Omer Sabanci Holding AS,
               ADR.........................        274,386
   25,400    Haci Omer Sabanci Holding AS,
               ADR*........................         17,109
  180,300    Impulsora del Desarrollo y el
               Empleo en America Latina, SA
               de CV*......................        159,072
    2,000    Keppel Corp., Ltd. ...........         18,582
   90,370    Koc Holdings AS*..............        268,784
    3,620    LG Corp. .....................        106,671
                                               -----------
                                                   844,604
                                               -----------
E-Commerce (0.3%):
      363    NHN Corp.*....................        125,786
                                               -----------
Electronics (8.6%):
    4,500    Bharat Electronics Ltd. ......        105,248
    6,710    Bharat Heavy Electricals,
               Ltd. .......................        284,808
   79,000    Hon Hai Precision Industry
               Company, Ltd. ..............        487,163
    6,800    Hynix Semiconductor, Inc.*....        219,766
    2,440    LG Electronics, Inc.,
               Preferred Shares............         85,500
   70,000    Merry Electronics Company,
               Ltd. .......................        213,996
  344,000    Powerchip Semiconductor
               Corp.*......................        225,658
    1,233    Samsung Electronics Company,
               Ltd. .......................        787,163
  233,000    Sunplus Technology Company,
               Ltd. .......................        258,267
  143,000    Synnex Technology
               International Corp. ........        155,618
    9,000    Taiwan Semiconductor
               Manufacturing Company, Ltd.
               ADR.........................         82,620
    3,000    Telechips, Inc. ..............         58,540


 SHARES                                           VALUE
---------                                      -----------
COMMON STOCKS, CONTINUED
Electronics, continued
  982,000    United Microelectronics
               Corp. ......................    $   586,789
  138,000    Varitronix International,
               Ltd. .......................         82,904
                                               -----------
                                                 3,634,040
                                               -----------
Food (1.9%):
    1,800    Bunge, Ltd. ..................         90,450
    7,700    Jeronimo Martins, SGPS SA.....        131,464
  159,000    Sadia SA, Preferred Shares....        415,792
    5,390    Tiger Brands, Ltd. ...........        107,921
   65,000    Uni-President Enterprises
               Corp. ......................         56,769
                                               -----------
                                                   802,396
                                               -----------
Health Care (0.8%):
   17,000    Diagnosticos da America SA*...        327,449
                                               -----------
Insurance (0.8%):
   65,000    Aksigorta AS..................        179,259
   22,133    Anadolu Anonim Turk Sigorta
               Sirketi.....................         28,150
   13,300    Liberty Group, Ltd............        133,542
                                               -----------
                                                   340,951
                                               -----------
Manufacturing (3.7%):
   43,600    Amtek Auto, Ltd. .............        281,183
    3,400    Aracruz Celulose SA, ADR......        178,228
   75,000    Far Eastern Textile, Ltd. ....         61,367
    8,130    FINETEC Corp. ................        100,481
    1,443    Hyundai Heavy Industries
               Company, Ltd. ..............        162,167
   10,300    Larsen & Toubro, Ltd. ........        501,500
   19,000    SembCorp Marine, Ltd. ........         35,995
   82,900    Steinhoff International
               Holdings, Ltd. .............        246,647
                                               -----------
                                                 1,567,568
                                               -----------
Media (0.8%):
   55,500    Corporacion Interamericana de
               Entretenimiento SA de CV,
               Class B*....................         87,648
    6,800    CTC Media, Inc.*(+)...........        124,167
   15,000    Television Broadcasts,
               Ltd.(+).....................         92,836
    4,100    Zee Telefilms Limited.........         21,454
                                               -----------
                                                   326,105
                                               -----------
Metals/Mining (7.2%):
    5,900    Anglo Platinum, Ltd.(+).......        621,544
   13,900    AngloGold Ashanti, Ltd.,
               ADR.........................        668,868
  128,000    China Shenhua Energy Company,
               Ltd. .......................        238,423
   13,900    Compania Vale do Rio Doce,
               ADR.........................        286,062
   11,000    Harmony Gold Mining Company,
               Ltd, ADR*(+)................        179,190
   44,424    Highland Gold Mining, Ltd.*...        188,499
    2,150    Impala Platinum Holdings,
               Ltd. .......................        396,012

continued
 4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER DEVELOPING MARKETS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)


 SHARES                                           VALUE
---------                                      -----------
COMMON STOCKS, CONTINUED
Metals/Mining, continued
  650,000    PT Aneka Tambang Tbk..........    $   325,643
  210,000    Yanzhou Coal Mining Company,
               Ltd.(+).....................        154,943
                                               -----------
                                                 3,059,184
                                               -----------
Oil/Gas (12.0%):
   33,000    Bharat Petroleum Corp.,
               Ltd.*.......................        241,724
   11,000    China Oilfield Services,
               Ltd. .......................          5,597
  558,000    China Petroleum & Chemical
               Corp.(Sinopec)..............        319,616
   91,200    Det Norske Oljeselskap,
               ASA*........................        183,531
   55,920    Gail India, Ltd. .............        312,952
    3,500    GlobalSantaFe Corp. ..........        202,125
   33,100    Hindustan Petroleum Corp.,
               Ltd. .......................        169,678
      800    Hydril*(+)....................         62,816
    3,400    LUKOIL, ADR(+)................        284,240
    4,770    Oil & Natural Gas Corp.,
               Ltd. .......................        114,520
  180,000    PetroChina Company, Ltd. .....        194,140
   14,900    Petroleo Brasileiro SA,
               ADR(+)......................      1,330,718
    3,200    Petroleo Brasileiro SA, ADR...        255,488
   27,400    Reliance Industries, Ltd. ....        629,942
    4,599    S-Oil Corp. ..................        324,742
    1,171    S-Oil Corp., Preferred
               Shares......................         65,321
    2,020    Surgutneftegaz OJSC, ADR*.....        149,480
   14,700    Tupras-Turkiye Petrol
               Rafinerileri AS.............        245,249
                                               -----------
                                                 5,091,879
                                               -----------
Pharmaceuticals (1.5%):
    3,924    Divi's Laboratories, Ltd. ....        110,999
    4,100    Dr. Reddy's Laboratories,
               Ltd. .......................        113,306
   16,415    Ranbaxy Laboratories, Ltd. ...        127,050
    5,900    Sun Pharmaceuticals
               Industries, Ltd. ...........        101,079
    6,200    Teva Pharmaceutical
               Industries, Ltd., ADR.......        195,858
                                               -----------
                                                   648,292
                                               -----------
Real Estate (2.9%):
    2,200    Cyrela Brazil Realty SA
               Empreendimentos e
               Participacoes, GDR..........        365,946
   13,500    Gafisa SA*....................        145,953
    7,600    Medinet Nasr Housing..........         72,865
  256,009    SARE Holding SA de CV*........        231,514
2,033,029    SM Prime Holdings, Inc. ......        297,544
    4,600    Solidere*(+)..................        101,338
                                               -----------
                                                 1,215,160
                                               -----------
Retail/Wholesale (3.9%):
   13,300    Companhia Brasileira de
               Distribuicao Grupo Pao De
               Acucar, ADR(+)..............        414,162
    9,600    JD Group, Ltd. ...............         89,068


 SHARES                                           VALUE
---------                                      -----------
COMMON STOCKS, CONTINUED
Retail/Wholesale, continued
  227,600    Jollibee Foods Corp. .........    $   132,685
8,034,000    Lojas Americanas SA, Preferred
               Shares......................        287,671
   21,900    Massmart Holdings, Ltd. ......        143,666
   76,000    President Chain Store
               Corp. ......................        167,199
  365,500    PT Astra International Tbk....        384,243
    3,206    Trent, Ltd.*..................         49,229
                                               -----------
                                                 1,667,923
                                               -----------
Telecommunications (10.3%):
   46,200    Advanced Information Service
               Public Company, Ltd. .......        108,754
   28,300    America Movil SA de CV, ADR,
               Series L....................        941,259
   17,000    Bharti Airtel, Ltd.*..........        136,904
  202,000    Far EasTone Telecommunications
               Company, Ltd. ..............        226,269
   14,603    Humax Company, Ltd. ..........        312,668
   93,000    Inventec Appliance Corp.*.....        352,524
    9,300    Orascom Telecom Holding SAE...        390,984
  931,500    PT Indosat Tbk................        429,310
  758,000    PT Telekomunikasi Indonesia...        605,227
   16,800    Reliance Communication,
               Ltd.*.......................         90,648
    4,300    SK Telecom Company, Ltd.,
               ADR.........................        100,706
    4,000    Tele Norte Leste Participacoes
               SA..........................         51,007
   11,000    Tele Norte Leste Participacoes
               SA..........................        299,852
    7,249    Turkcell Iletisim Hizmetleri
               AS..........................         33,281
   21,400    Vodafone Egypt
               Telecommunications Co.
               SAE.........................        292,979
                                               -----------
                                                 4,372,372
                                               -----------
Tobacco (1.8%):
    4,400    Eastern Tobacco...............        228,219
   72,800    ITC, Ltd. ....................        289,050
  222,000    pt Gudang Garam Tbk...........        227,958
                                               -----------
                                                   745,227
                                               -----------
Transportation (0.9%):
    5,000    All America Latina
               Logistica...................        339,355
      500    All America Latina Logistica,
               GDR*........................         31,450
                                               -----------
                                                   370,805
                                               -----------
Travel/Entertainment (0.1%):
   12,070    Yedang Entertainment Company,
               Ltd.*.......................         62,482
                                               -----------

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER DEVELOPING MARKETS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)


 SHARES                                           VALUE
---------                                      -----------
COMMON STOCKS, CONTINUED
Utilities (1.0%):
4,650,900    Electropaulo Metropolitana SA,
               Preferred Shares*...........    $   193,393
    8,000    Motech Industries, Inc. ......        188,583
    2,700    Ormat Industries, Ltd. .......         25,858
                                               -----------
                                                   407,834
                                               -----------
  Total Common Stocks
    (Cost $45,784,894)                          40,177,202
                                               -----------
COLLATERAL FOR SECURITIES ON LOAN (7.1%):
2,986,949    Northern Trust Liquid
               Institutional Asset
               Portfolio...................      2,986,949
                                               -----------
  Total Collateral for Securities on Loan
    (Cost $2,986,949)                            2,986,949
                                               -----------
DEPOSIT ACCOUNT (3.5%):
1,500,856    NTRS London Deposit Account...      1,500,856
                                               -----------
  Total Deposit Account
    (Cost $1,500,856)                            1,500,856
                                               -----------
  Total Investments
    (Cost $50,272,699)(a)--105.6%               44,665,007
  Liabilities in excess of other
assets--(5.6)%                                  (2,374,435)
                                               -----------
  Net Assets--100.0%                           $42,290,572
                                               ===========

------------

Percentages indicated are based on net assets of $42,290,572.

*   Non-income producing security.

(+) All or a portion of security is loaned as of June 30, 2006.

ADR--American Depositary Receipt.

(a) Cost for federal income tax purposes is $51,869,709. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

    Unrealized appreciation...................  $   124,661
    Unrealized depreciation...................   (7,329,363)
                                                -----------
    Net unrealized depreciation...............  $(7,204,702)
                                                ===========

continued
 6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER DEVELOPING MARKETS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

   The following represents the concentrations by country as of June 30, 2006 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    India.....................................     15.9%
    Korea.....................................     15.3%
    Brazil....................................     13.7%
    Taiwan....................................     13.5%
    South Africa..............................      6.8%
    Mexico....................................      6.7%
    United States.............................      6.0%
    Indonesia.................................      5.2%
    Turkey....................................      4.0%
    Egypt.....................................      3.0%
    Israel....................................      2.2%
    China.....................................      2.2%
    Russia....................................      1.0%
    Philippines...............................      1.0%
    Hungary...................................      0.7%
    Panama....................................      0.6%
    United Kingdom............................      0.5%
    Thailand..................................      0.5%
    Norway....................................      0.4%
    Hong Kong.................................      0.4%
    Portugal..................................      0.3%
    Singapore.................................      0.1%
                                                  ------
                                                  100.0%
                                                  ======

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

                                                                     AZL
                                                                 OPPENHEIMER
                                                              DEVELOPING MARKETS
                                                                     FUND
                                                              ------------------
ASSETS
Investment securities, at cost..............................     $50,272,699
                                                                 ===========
Investment securities, at value*............................     $44,665,007
Foreign currency, at value (cost $221,912)..................         224,127
Interest and dividends receivable...........................          68,026
Receivable for capital shares issued........................         445,421
Receivable for investments sold.............................         693,844
                                                                 -----------
  Total Assets..............................................      46,096,425
                                                                 -----------

LIABILITIES
Payable for investments purchased...........................         766,843
Payable for return of collateral received...................       2,986,949
Manager fees payable........................................          15,005
Administration fees payable.................................           5,263
Distribution fees payable...................................           8,280
Administrative services fees payable........................             191
Compliance services fees payable............................              57
Other accrued liabilities...................................          23,265
                                                                 -----------
  Total Liabilities.........................................       3,805,853
                                                                 -----------
NET ASSETS..................................................     $42,290,572
                                                                 ===========
NET ASSETS CONSIST OF:
  Capital...................................................     $49,928,257
  Undistributed net investment income/(loss)................         116,114
  Undistributed net realized gains/(losses) on
     investments............................................      (2,161,417)
  Net unrealized appreciation/(depreciation) on
     investments............................................      (5,592,382)
                                                                 -----------
NET ASSETS..................................................     $42,290,572
                                                                 ===========
Shares of beneficial interest...............................       4,956,098
Net Asset Value (offering and redemption price per share)...     $      8.53
                                                                 ===========

------------
*  Includes securities on loan of $3,321,322.

See accompanying notes to the financial statements.
 8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2006(A)
(UNAUDITED)

                                                                     AZL
                                                                 OPPENHEIMER
                                                              DEVELOPING MARKETS
                                                                     FUND
                                                              ------------------
INVESTMENT INCOME:
Interest....................................................     $    37,720
Dividends...................................................         174,295
Income from securities lending..............................             290
                                                                 -----------
  Total Investment Income...................................         212,305
                                                                 -----------
EXPENSES:
Manager fees................................................          65,325
Administration fees.........................................           3,729
Distribution fees...........................................          17,201
Fund accounting fees........................................           2,152
Administrative services fees................................             191
Compliance services fees....................................              57
Custodian fees..............................................          19,310
Trustees' fees..............................................             481
Other expenses..............................................           8,089
                                                                 -----------
  Total expenses before reductions..........................         116,535
  Less expenses waived/reimbursed by the Manager............         (20,344)
                                                                 -----------
  Net Expenses..............................................          96,191
                                                                 -----------
NET INVESTMENT INCOME/(LOSS)................................         116,114
                                                                 -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on securities and foreign
  currency transactions.....................................      (2,161,417)
Change in unrealized appreciation/depreciation on securities
  and foreign currencies....................................      (5,592,382)
                                                                 -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...      (7,753,799)
                                                                 -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............     $(7,637,685)
                                                                 ===========

------------
(a)  For the Period May 1, 2006 (commencement of operations) to June 30, 2006.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                                     AZL
                                                                 OPPENHEIMER
                                                              DEVELOPING MARKETS
                                                                     FUND
                                                              ------------------
                                                                MAY 1, 2006 TO
                                                               JUNE 30, 2006(A)
                                                              ------------------
                                                                 (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................     $   116,114
  Net realized gains/(losses) on investments................      (2,161,417)
  Change in unrealized appreciation/depreciation on
     investments............................................      (5,592,382)
                                                                 -----------
  Change in net assets resulting from operations............      (7,637,685)
                                                                 -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      58,676,471
  Cost of shares redeemed adjustment........................      (8,748,214)
                                                                 -----------
  Change in net assets from capital transactions............      49,928,257
                                                                 -----------
  Change in net assets......................................      42,290,572
NET ASSETS:
  Beginning of period.......................................              --
                                                                 -----------
  End of period.............................................     $42,290,572
                                                                 ===========
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................         116,114
                                                                 ===========
SHARE TRANSACTIONS:
  Shares issued.............................................       6,029,203
  Shares redeemed...........................................      (1,073,105)
                                                                 -----------
  Change in shares..........................................       4,956,098
                                                                 ===========

------------
(a)  Period from commencement of operations.

See accompanying notes to the financial statements.
 10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER DEVELOPING MARKETS FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                     MAY 1, 2006 TO
                                                    JUNE 30, 2006(A)
                                                    ----------------
                                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............      $ 10.00
                                                        -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................         0.02
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................        (1.49)
                                                        -------
  Total from Investment Activities................        (1.47)
                                                        -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................           --
  Net Realized Gains..............................           --
                                                        -------
  Total Dividends.................................           --
                                                        -------
NET ASSET VALUE, END OF PERIOD....................      $  8.53
                                                        =======
TOTAL RETURN*(b)..................................       (14.70)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................      $42,291
Net Investment Income/(Loss)(c)...................         1.69%
Expenses Before Reductions**(c)...................         1.70%
Expenses Net of Reductions(c).....................         1.40%
Portfolio Turnover Rate(b)........................        21.26%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER DEVELOPING MARKETS FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1. ORGANIZATION

  The Allianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. Effective May 1, 2006, each of the Funds that were previously named with the prefix "USAZ" changed their name to the prefix "AZL."

 --   AZL AIM Basic Value Fund
 --   AZL AIM International Equity Fund
 --   AZL Davis NY Venture Fund
 --   AZL Dreyfus Founders Equity Growth Fund
 --   AZL Dreyfus Premier Small Cap Value Fund
 --   AZL Franklin Small Cap Value Fund
 --   AZL Jennison 20/20 Focus Fund
 --   AZL Jennison Growth Fund
 --   AZL Legg Mason Growth Fund
 --   AZL Legg Mason Value Fund
 --   AZL Money Market Fund
 --   AZL Neuberger Berman Regency Fund
 --   AZL OCC Renaissance Fund
 --   AZL OCC Value Fund
 --   AZL Oppenheimer Developing Markets Fund
 --   AZL Oppenheimer Emerging Growth Fund
 --   AZL Oppenheimer Emerging Technologies Fund
 --   AZL Oppenheimer Global Fund
 --   AZL Oppenheimer International Growth Fund
 --   AZL Oppenheimer Main Street Fund
 --   AZL PIMCO Fundamental IndexPLUS Total Return Fund
 --   AZL Salomon Brothers Large Cap Growth Fund
 --   AZL Salomon Brothers Small Cap Growth Fund
 --   AZL Van Kampen Aggressive Growth Fund
 --   AZL Van Kampen Comstock Fund
 --   AZL Van Kampen Emerging Growth Fund
 --   AZL Van Kampen Equity and Income Fund
 --   AZL Van Kampen Global Franchise Fund
 --   AZL Van Kampen Global Real Estate Fund
 --   AZL Van Kampen Growth and Income Fund
 --   AZL Van Kampen Mid Cap Growth Fund

  Effective May 1, 2006, the USAllianz Variable Insurance Products Trust changed its name to Allianz Variable Insurance Products Trust. These Notes to the Financial Statements are for the AZL Oppenheimer Developing Markets Fund (the "Fund").

  The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER DEVELOPING MARKETS FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on the trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER DEVELOPING MARKETS FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

  SECURITIES LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, approved by the Trust or Allianz Life Advisers, LLC, the investment manager of the Fund and when, in the judgment of the Trust, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2006, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF        VALUE OF
                                                                 COLLATERAL   LOANED SECURITIES
                                                                 ----------   -----------------
   AZL Oppenheimer Developing Markets Fund.....................  $3,356,170      $3,321,322

  The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Assets Portfolio and the non-cash collateral represented a U.S. Treasury Inflation-Index Note at June 30, 2006. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

  COMMISSION RECAPTURE

  Certain Funds participate in a commission recapture program. The Funds will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Funds, excluding investment advisory fees. The amounts for the Fund are disclosed as expenses paid indirectly on the Statement of Operations.

3. RELATED PARTY TRANSACTIONS

  Allianz Life Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and OppenheimerFunds, Inc. ("Oppenheimer"), Oppenheimer provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and Allianz Life Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2007.

  For the six months ended June 30, 2006, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   AZL Oppenheimer Developing Markets Fund.....................     1.25%*         1.65%

  * The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.95% for the 12-month period ending April 30, 2007.

  Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the
 14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER DEVELOPING MARKETS FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Fund's expenses to exceed the stated limit during the respective year. At June 30, 2006, the contractual reimbursements that may potentially be made in subsequent years were as follows:

                                                                  EXPIRES
                                                                 12/31/2009
                                                                 ----------
   AZL Oppenheimer Developing Markets Fund.....................   $20,344

  In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

  Under an Administrative Services Agreement between the Funds and Manager, the Manager provides certain compliance oversight and filing services. The Manager is entitled to an amount equal to a portion of the Manager's quarterly expenses for employees who support the Trust's compliance program. In addition, the Manager is entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission. Fees are paid to the Manager on a quarterly basis and are reflected on the Statement of Operations as "Administrative services fees."

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with which certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex-wide annual base fee of $1,250,000 and an additional complex-wide asset-based fee, computed daily and paid monthly, which is based upon the following schedule:
  0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $5 billion, and 0.01% of net assets over $5 billion. The overall complex-wide level fees are subject to a minimum fee based on $50,000 for each Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes employees available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO"). Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $50,000 for the six months ended June 30, 2006, plus certain out-of-pocket expenses. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the six months ended June 30, 2006, actual Trustee compensation was $203,750 in total for both Trusts.

4. SECURITY PURCHASES AND SALES

  For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES      SALES
                                                                 -----------   ----------
   AZL Oppenheimer Developing Markets Fund.....................  $56,424,823   $8,502,221

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER DEVELOPING MARKETS FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

5. OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust's website at https://www.allianzlife.com/ ProductsServices/Annuities/Variable/OptionInfo.aspx; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

  APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

  The Allianz Variable Insurance Products Trust (the "Trust") consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. The Trust's investment manager, Allianz Life Advisers, LLC (the "Manager"), is a manager of managers, and is therefore responsible for determining, in the first instance, which investment advisers to recommend for selection as subadvisers. The Manager is also responsible for monitoring the various subadvisers that have day-to-day responsibility for the decisions made for each of the Funds.

  In evaluating the services provided by the Manager and the terms of the investment management agreement, the Trust's Board of Trustees (the "Board" or the "Trustees") receives and reviews information related to the Manager's experience and expertise in the variable insurance marketplace. Currently, the AZL Oppenheimer Developing Markets Fund is offered only as an investment option for variable annuity products, and not in the retail fund market. In addition, the Board receives information regarding the Manager's expertise with regard to portfolio diversification and asset allocation requirements within the variable products offered through the separate accounts of Allianz Life Insurance Company of North America and its subsidiary Allianz Life Insurance Company of New York.

  The Manager has adopted policies and procedures to assist it in assessing each potential subadviser with expertise in particular asset classes and providing the Board with information related to its recommendation that a specific investment adviser be selected as a subadviser. The Board reviews and considers the recommendation and the information provided by the Manager in making its decision on the recommendation. After a subadviser has been selected, a similarly rigorous process is instituted by the Manager to monitor and evaluate the investment performance and other responsibilities of the subadviser. The Manager reports to the Board on its monitoring and evaluations at the Board's regular quarterly meetings. Where warranted, the Manager will add a particular subadviser to a "watch" list that it maintains, or remove a subadviser from the list. Although the Manager may use data in its evaluation of subadvisers, there are no objective criteria for placing a subadviser on the watch list. Rather, the Manager exercises its judgment on the factors that should be considered in determining whether a subadviser is properly fulfilling its responsibilities. In addition to reviewing data in determining whether a subadviser is carrying out its responsibilities, the Manager and the Board also consider subjective factors, such as reputational and other risks to the Trust and its shareholders that engaging a particular subadviser might entail. In assessing the ability of the Manager and the subadviser (together, the "Advisory Organizations") to perform their obligations, the Board considers whether there has occurred any circumstance or event that would constitute a reason for it not to approve an advisory or subadvisory contract.

  As required by the Investment Company Act of 1940 (the "1940 Act"), when the Manager proposes that the Trust add a new fund, or series, to its lineup of investment portfolios, the Board reviews and approves (1) the addition of the proposed fund and the advisory fee for the proposed fund to the Trust's investment management agreement with the Manager (the "Advisory Agreement") and (2) the investment advisory agreement with the subadviser recommended by the Manager for the proposed fund. The Board's decision to approve these contracts reflects the exercise of it business judgment. During its review of these contracts, the Board considers many factors, including the proposed fund's investment objectives; the Advisory Organizations' management philosophy, personnel, and processes; the preferences and expectations of the owners of the underlying variable

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER DEVELOPING MARKETS FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  contracts as potential beneficial shareholders of the fund and their relative sophistication; the continuing state of competition in the mutual fund and variable product industries; and comparable fees in the mutual fund industry.

  The Board also considers the compensation and benefits received by the Advisory Organizations. This includes fees for services to be provided to the proposed fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that will execute trades for the proposed fund, as well as advisory fees. The Board considered the fact that (1) the Manager and the Trust are parties to an Administrative Services Agreement under which the Manager is compensated by the Trust for performing certain administrative and compliance services; and (2) Allianz Life Investor Services, Inc., an affiliate of the Manager, is a registered securities broker-dealer and receives (along with its affiliates) payments made by the Trust pursuant to Rule 12b-1.

  The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members (the "Independent Trustees") are fully informed about all facts bearing on the adviser's services and fees. The Board is aware of these factors and takes them into account in its review of the Trust's advisory contracts.

  The Board considers and weighs these circumstances in light of its experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board's formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as an Advisory Organization's investment philosophy, personnel, and processes; the short- and long-term performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or "peer group" funds) of a similar fund managed by the recommended subadviser, and comments on the reasons for the performance; the proposed fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services to be provided to the proposed fund by the Advisory Organizations and their affiliates; compliance and audit reports, where available or relevant, concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Advisory Organizations are responding to them.

  The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits that the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or "fall out" benefits an Advisory Organization may derive from its relationship with the Funds.

  At a telephonic meeting held on January 30, 2006, the Board considered the recommendation of the Manager (1) to establish the AZL Oppenheimer Developing Markets Fund (the "Fund") as a new series or investment portfolio of the Trust and (2) to approve OppenheimerFunds, Inc. ("OFI") as the subadviser of the Fund. At an "in person" meeting held on February 24 and 25, 2006, the Trustees unanimously approved a new subadvisory agreement with OFI, which is substantially similar to the subadvisory agreement with OFI then in effect and which added the Fund to the list of Trust portfolios subadvised by OFI (the "OFI Agreement") and the Advisory Agreement (collectively, the "Agreements"). At both meetings, the Trustees reviewed materials furnished by the Manager pertaining to OFI.

  The Board, including a majority of the Independent Trustees, with the assistance of independent counsel to the Independent Trustees, considered whether to approve the Agreements in light of its experience in governing the Trust and working with the Manager and the subadvisers on matters relating to the Funds. The Independent Trustees are those Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940 (the "1940 Act"), and are not employees of or affiliated with the Fund, the Manager, or OFI. Prior to voting, the Board reviewed the Manager's recommendation that it approve the Agreements with experienced counsel who are independent of the Manager and received

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER DEVELOPING MARKETS FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  from such counsel an oral summary of the legal standards for consideration of the proposed approval. In its deliberations, the Board considered all factors that the Trustees believed were relevant. The Board based its decision to approve the Agreements on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board determined that the Agreements were reasonable and in the best interests of the Fund. The Board's decision to approve the Agreements reflects the exercise of its business judgment on whether to approve new arrangements.

  A rule adopted by the SEC under the 1940 Act requires a discussion of certain factors relating to the selection of investment managers and subadvisers and the approval of advisory and subadvisory fees. The factors enumerated by the SEC in the rule are set forth below in italics followed by the Board's conclusions regarding each factor.

  (1) The nature, extent, and quality of services provided by the Manager and OFI.

  The Board noted that the Manager, subject to the control of the Board, administers the Fund's business and other affairs, and is responsible for monitoring OFI's day-to-day management of the Fund's investments.

  The Board noted that the Manager will also provide the Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Fund. The Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

  The Board considered the scope and quality of services provided by the Manager and subadvisers, and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Board recognized, for example, that the Manager and the Trust's subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory developments. The Board recognized the capabilities and resources that the Manager dedicates to performing services on behalf of the Trust and the Funds. Having considered the quality of administrative and other services in the fourth quarter of 2005, including the Manager's role in coordinating the activities of the Fund's other service providers, the Board concluded that, overall, it was satisfied with the nature, extent, and quality of services expected to be provided to the Fund under the Advisory Agreement.

  In deciding to approve OFI as the Fund's subadviser, the Board considered particularly the experience and track record of OFI's investment management personnel. The Board also noted OFI's investment infrastructure as well as the risk profiles of its investment process. Specifically, the Board determined that, based upon the Manager's report, selecting OFI as subadviser would likely benefit the Fund and its shareholders.

  In reviewing the other various matters listed above, the Board concluded that OFI was a recognized firm capable of competently managing the Fund; that the nature, extent, and quality of services that OFI could provide were at a level at least equal to the services that could be provided by other possible subadvisers for the Fund; that the services contemplated by the OFI Agreement are substantially similar to those provided under the subadvisory agreements with the Trust's other subadvisers; that the OFI Agreement contains provisions generally comparable to those of other subadvisory agreements for other mutual funds; that OFI was staffed with a number of qualified personnel and had significant research capabilities; and that the investment performance of OFI, based upon the historical "track records" of comparable funds, was at least satisfactory.

  (2) The investment performance of OFI.

  The Board received information about the performance of OFI in managing a mutual fund whose investment objective and principal investment strategies are substantially similar to those of the Fund. The Board noted that the portfolio managers for the OFI Regency Fund would be the portfolio managers for the Fund. The performance information, which covered the quarter and the one-, two-, three-, four-, and five-year periods ended December 31, 2005, included
  (a) absolute total return, (b) performance versus an appropriate benchmark, and (c) performance relative to a peer group of comparable funds. The Board noted that OFI's performance relative to the peer group ranked in the 15th percentile or higher for all periods presented. On the basis of the information presented, the Board concluded that OFI's performance in managing a substantially similar fund has been strong and ranks with the Trust's other funds that have the strongest performance over the relevant periods.

  (3) The costs of services to be provided and profits to be realized by the Manager, OFI, and their respective affiliates from their relationships with the Fund.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER DEVELOPING MARKETS FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  The Manager presented to the Board the proposed advisory fee for the Fund and information setting forth "contractual" advisory fees and "actual" advisory fees after taking expense caps into account. The Manager proposed to cap the Fund's expenses. Based on the information provided, the "actual" advisory fees payable by the Fund are below the median level of advisory fees paid by generally comparable funds. The Board recognized the difficulty of comparing advisory fees because of the variations in services covered by the fees paid by other funds. The Board concluded that the advisory fees to be paid to the Manager by the Fund were not unreasonable.

  The Manager also supplied information to the Board about total fund expenses, which include advisory fees, a 12b-1 fee of 25 basis points, and other expenses. Although capped by the Manager, the "total expense ratio" of the Fund will be higher than the median for generally comparable funds.

  The Manager has committed to providing the Fund with a high quality of service and to working to reduce expenses over time, particularly as the Fund grows larger. Recognizing the information concerning profitability that the Manager had presented to the Board at meetings in the fourth quarter of 2005, the Board concluded therefore that the proposed expense ratio for the Fund was not unreasonable.

  The Board reviewed the fee schedule in the OFI Agreement. Based upon its review, the Board concluded that the fees proposed to be paid to OFI were reasonable. Based upon the information provided, the Board determined that there was no evidence that the level of such profitability attributable to OFI serving as subadviser of the Fund would be excessive.

  (4) and (5) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale.

  The Board noted that neither the fee schedule for the Fund in the Advisory Agreement nor the fee schedule in the OFI Agreement contains any "breakpoints" and noted that the Fund and its shareholders will not benefit directly from the possibility that the Manager and OFI may realize certain economies of scale as the Fund grows larger. The Board also noted that the fee schedule in the OFI Agreement was the result of arm's-length negotiations between the Manager and OFI.

  The Board noted that in the fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints, if any, apply. Depending on the age, size, and other characteristics of a particular fund and its manager's cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different asset managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at a variety of asset levels. Having taken these factors into account, the Board concluded that the absence of breakpoints in the Agreements was acceptable.

  The Board receives quarterly reports on the level of assets in the Fund. It expects to consider whether or not to approve the renewal of the Agreements at a meeting to be held prior to December 31, 2006, and will consider (a) the extent to which economies of scale can be realized and (b) whether the advisory or subadvisory fees should be modified to reflect such economies of scale, if any.

                                 ALLIANZ FUNDS

THE ALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND SERVICES.   SANNRPT0606 8/06
THESE FUNDS ARE NOT FDIC INSURED.

                               AZL(R) OPPENHEIMER
                              EMERGING GROWTH FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006
                                   (UNAUDITED)

                                                                   ALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statement of Changes in Net Assets
                                     Page 7

                              Financial Highlights
                                     Page 8

                        Notes to the Financial Statements
                                     Page 9

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER EMERGING GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the AZL Oppenheimer Emerging Growth Fund, you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AZL Oppenheimer Emerging Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Oppenheimer Emerging Growth Fund...    $1,000.00       $1,085.10          $6.51              1.26%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the AZL Oppenheimer Emerging Growth Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL Oppenheimer Emerging Growth Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Oppenheimer Emerging Growth Fund...    $1,000.00       $1,018.55          $6.31              1.26%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER EMERGING GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The AZL Oppenheimer Emerging Growth Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2006.

                                                PERCENT OF
   AZL OPPENHEIMER EMERGING GROWTH FUND        NET ASSETS*
   ------------------------------------        ------------
   Banking/Financial Services................       5.8%
   Computers.................................       9.2
   E-Commerce................................       2.8
   Electronics...............................      11.0
   Health Care...............................       4.3
   Insurance.................................       1.2
   Manufacturing.............................       1.9
   Media.....................................       0.8
   Medical Equipment & Supplies..............      10.5
   Oil/Gas...................................       6.8
   Pharmaceuticals...........................       6.4
   Real Estate...............................       0.7
   Retail/Wholesale..........................      10.8
   Services..................................       9.6
   Telecommunications........................       7.0
   Transportation............................       3.1
   Travel/Entertainment......................       4.7
   Short-Term Investments....................      24.8
                                                  -----
                                                  121.4%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%. For more information about the amounts for each industry, net assets, and total investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER EMERGING GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS (96.6%):
Banking/Financial Services (5.8%):
    34,200    Bankrate, Inc.*.............    $  1,291,392
    25,200    Greenhill & Company,
                Inc.(+)...................       1,531,152
    68,300    Heartland Payment Systems,
                Inc.(+)*..................       1,904,204
    39,000    Investment Technology Group,
                Inc.*.....................       1,983,540
    25,200    Nasdaq Stock Market,
                Inc.*.....................         753,480
    68,700    Thomas Weisel Partners
                Group, Inc.(+)*...........       1,305,987
    11,000    UTEK Corp. .................         197,525
                                              ------------
                                                 8,967,280
                                              ------------
Computers (9.2%):
    37,450    Akamai Technologies,
                Inc.*(+)..................       1,355,316
    30,510    F5 Networks, Inc.*..........       1,631,675
   102,300    Informatica Corp.*..........       1,346,268
   152,000    Nuance Communications,
                Inc.*.....................       1,529,120
    51,400    Rackable Systems, Inc.*.....       2,029,786
   133,140    Redback Networks, Inc.*.....       2,441,787
   110,400    Ultimate Software Group,
                Inc.*.....................       2,115,264
    58,600    WebEx Communications,
                Inc.*.....................       2,082,644
                                              ------------
                                                14,531,860
                                              ------------
E-Commerce (2.8%):
   137,500    Concur Technologies,
                Inc.*.....................       2,127,125
    36,100    Nutri/System, Inc.*(+)......       2,242,893
                                              ------------
                                                 4,370,018
                                              ------------
Electronics (11.0%):
    38,100    ATMI, Inc.*.................         938,022
         0    Brightpoint, Inc.*..........               1
    38,400    Daktronics, Inc. ...........       1,108,608
    49,550    Diodes, Inc.*...............       2,053,352
    24,200    DRS Technologies, Inc. .....       1,179,750
    47,010    Energy Conversion Devices,
                Inc.*(+)..................       1,712,574
    46,000    FormFactor, Inc.*...........       2,052,980
    51,720    Hittite Microwave Corp.*....       1,870,195
    80,850    Microsemi Corp.*............       1,971,123
    62,190    Netlogic Microsystems,
                Inc.*(+)..................       2,005,628
    74,640    Trident Microsystems,
                Inc.*(+)..................       1,416,667
    42,900    VeriFone Holdings, Inc.*....       1,307,592
                                              ------------
                                                17,616,492
                                              ------------
Health Care (4.3%):
    43,800    AngioDynamics, Inc.*........       1,184,790
    58,130    Herbalife, Ltd.*............       2,319,387
    35,700    LCA Vision, Inc.(+).........       1,888,887
    49,680    Psychiatric Solutions,
                Inc.*(+)..................       1,423,829
                                              ------------
                                                 6,816,893
                                              ------------
Insurance (1.2%):
    62,900    Tower Group, Inc. ..........       1,902,725
                                              ------------
Manufacturing (1.9%):
    14,900    Actuant Corp. ..............         744,255
    83,900    Intermagnetics General
                Corp.*....................       2,263,622
                                              ------------
                                                 3,007,877
                                              ------------

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS, CONTINUED
Media (0.8%):
    19,700    Central European Media
                Enterprises, Ltd., Class
                A*........................    $  1,244,843
                                              ------------
Medical Equipment & Supplies (10.5%):
    34,080    ArthroCare Corp.*(+)........       1,431,701
    52,500    Dexcom, Inc.*(+)............         712,950
    61,660    Hologic, Inc.*..............       3,043,537
    45,700    Illumina, Inc.*.............       1,355,462
    11,500    Intuitive Surgical, Inc.*...       1,356,655
    78,080    Meridian Bioscience,
                Inc. .....................       1,948,096
    68,300    Neurometrix, Inc.*..........       2,080,418
   148,000    Spectranetics Corp.*........       1,586,560
    28,200    Ventana Medical Systems,
                Inc.*.....................       1,330,476
    78,450    Vital Images, Inc.*.........       1,937,715
                                              ------------
                                                16,783,570
                                              ------------
Oil/Gas (6.8%):
     7,800    Aventine Renewable Energy
                Holdings, Inc.*...........         303,420
    40,300    Carrizo Oil & Gas,
                Inc.*(+)..................       1,261,793
    18,800    Dril-Quip, Inc.*............       1,549,872
    51,700    Helix Energy Solutions
                Group, Inc*...............       2,086,612
    18,500    Hydril*.....................       1,452,620
    20,100    Oceaneering International,
                Inc.*.....................         921,585
    54,150    Superior Well Services,
                Inc.*.....................       1,348,335
    37,600    W-H Energy Services,
                Inc.*.....................       1,911,208
                                              ------------
                                                10,835,445
                                              ------------
Pharmaceuticals (6.4%):
    56,300    Adams Respiratory
                Therapeutics, Inc*........       2,512,107
    41,200    Alkermes, Inc.*(+)..........         779,504
    28,600    Aspreva Pharmaceuticals
                Corp.*(+).................         776,204
    50,890    Cubist Pharmaceuticals,
                Inc*(+)...................       1,281,410
    31,000    Kendle International,
                Inc.*.....................       1,138,630
    79,700    LifeCell Corp.*.............       2,464,324
    60,260    Nektar Therapeutic*(+)......       1,105,168
                                              ------------
                                                10,057,347
                                              ------------
Real Estate (0.7%):
    33,800    Trammell Crow Co.*..........       1,188,746
                                              ------------
Retail/Wholesale (10.8%):
    32,800    BJ's Restaurants,
                Inc.*(+)..................         732,752
    15,100    Chipotle Mexican Grill,
                Inc., Class A*............         920,345
    18,200    Citi Trends, Inc.*(+).......         776,958
    76,550    Coldwater Creek, Inc.*......       2,048,478
    36,560    Gymboree Corp.*.............       1,270,826

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER EMERGING GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS, CONTINUED
Retail/Wholesale, continued
    30,000    Panera Bread Co., Class
                A*........................    $  2,017,200
    56,700    Texas Roadhouse, Inc.*......         766,584
    32,600    Tractor Supply Co.*.........       1,801,802
    34,230    Under Armour, Inc., Class
                A*(+).....................       1,458,883
    92,630    VistaPrint, Ltd.*...........       2,476,925
    50,130    Volcom, Inc.*(+)............       1,603,659
    34,900    Zumiez, Inc.*...............       1,311,193
                                              ------------
                                                17,185,605
                                              ------------
Services (9.6%):
    61,300    American Reprographics
                Co.*......................       2,222,125
    63,630    aQuantive, Inc.*(+).........       1,611,748
    18,100    Focus Media Holding, Ltd.,
                ADR*......................       1,179,396
    60,800    Kenexa Corp.*...............       1,936,480
    64,870    Life Time Fitness, Inc.*....       3,001,535
    48,000    Mobile Mini, Inc.*..........       1,404,480
    57,000    Resources Connection,
                Inc.*(+)..................       1,426,140
    45,700    VCA Antech, Inc.*...........       1,459,201
    41,200    Williams Scotsman
                International, Inc.*......         899,808
                                              ------------
                                                15,140,913
                                              ------------
Telecommunications (7.0%):
   351,900    Ciena Corp.*................       1,692,639
    87,500    J2 Global Communications,
                Inc.*(+)..................       2,731,750
    56,360    NeuStar, Inc.*..............       1,902,150
    80,800    Oplink Communications,
                Inc.*.....................       1,479,448
   125,410    SBA Communications Corp.,
                Class A*..................       3,278,217
                                              ------------
                                                11,084,204
                                              ------------
Transportation (3.1%):
    85,350    Celadon Group, Inc.*........       1,881,114
    59,100    HUB Group, Inc., Class A*...       1,449,723
    60,900    UTI Worldwide, Inc. ........       1,536,507
                                              ------------
                                                 4,867,344
                                              ------------

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS, CONTINUED
Travel/Entertainment (4.7%):
    50,040    Orient-Express Hotel, Ltd.,
                Class A                       $  1,943,554
    37,600    Pinnacle Entertainment,
                Inc.*.....................       1,152,440
    71,060    Scientific Games Corp.,
                Class A*(+)...............       2,531,157
    54,000    Shuffle Master, Inc.*(+)....       1,770,120
                                              ------------
                                                 7,397,271
                                              ------------
  Total Common Stocks
    (Cost $133,654,288)                        152,998,433
                                              ------------
COLLATERAL FOR SECURITIES ON LOAN (21.3%):
33,792,143    Allianz Dresdner Daily Asset
                Fund......................      33,792,143
                                              ------------
  Total Collateral for Securities on Loan
    (Cost $33,792,143)                          33,792,143
                                              ------------
DEPOSIT ACCOUNT (3.5%):
 5,495,493    NTRS London Deposit Account        5,495,493
                                              ------------
  Total Deposit Account
    (Cost $5,495,493)                            5,495,493
                                              ------------
  Total Investments
    (Cost $172,941,924)(a)--121.4%             192,286,069
  Liabilities in excess of other
assets--(21.4)%                                (33,910,130)
                                              ------------
  Net Assets--100.0%                          $158,375,939
                                              ============

------------

Percentages indicated are based on net assets of $158,375,939.

*   Non-income producing security.
(+) All or a portion of security is loaned as of June 30, 2006.
ADR--American Depositary Receipt.

(a) Cost for federal income tax purposes is $174,188,785. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

    Unrealized appreciation...................  $23,235,759
    Unrealized depreciation...................   (5,138,475)
                                                -----------
    Net unrealized appreciation...............  $18,097,284
                                                ===========

   The following represents the concentrations by country as of June 30, 2006 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     98.8%
    China.....................................      0.7%
    Canada....................................      0.5%
                                                  ------
                                                  100.0%
                                                  ======

See accompanying notes to the financial statements.
 4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

                                                                    AZL
                                                                OPPENHEIMER
                                                              EMERGING GROWTH
                                                                   FUND
                                                              ---------------
ASSETS
Investment securities, at cost..............................   $172,941,924
                                                               ============
Investment securities, at value*............................   $192,286,069
Interest and dividends receivable...........................         15,392
Receivable for investments sold.............................      4,728,782
                                                               ------------
  Total Assets..............................................    197,030,243
                                                               ------------

LIABILITIES
Payable for investments purchased...........................      4,259,186
Payable for capital shares redeemed.........................        411,341
Payable for return of collateral received...................     33,792,143
Manager fees payable........................................        107,821
Administration fees payable.................................          7,556
Distribution fees payable...................................         31,712
Administrative services fees payable........................            734
Compliance services fees payable............................            218
Other accrued liabilities...................................         43,593
                                                               ------------
  Total Liabilities.........................................     38,654,304
                                                               ------------
NET ASSETS..................................................   $158,375,939
                                                               ============
NET ASSETS CONSIST OF:
  Capital...................................................   $122,821,327
  Undistributed net investment income/(loss)................       (760,135)
  Net realized gains/(losses) on investments................     16,970,602
  Net unrealized appreciation/(depreciation) on
     investments............................................     19,344,145
                                                               ------------
NET ASSETS..................................................   $158,375,939
                                                               ============
Shares of beneficial interest...............................      9,939,814
Net Asset Value (offering and redemption price per share)...   $      15.93
                                                               ============

------------
*  Includes securities on loan of $32,781,409.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

                                                                    AZL
                                                                OPPENHEIMER
                                                              EMERGING GROWTH
                                                                   FUND
                                                              ---------------
INVESTMENT INCOME:
Interest....................................................    $    87,012
Dividends...................................................         36,863
Income from securities lending..............................         90,202
                                                                -----------
  Total Investment Income...................................        214,077
                                                                -----------
EXPENSES:
Manager fees................................................        656,869
Administration fees.........................................         43,097
Distribution fees...........................................        193,196
Audit fees..................................................          4,121
Administrative services fees................................          1,427
Compliance services fees....................................          1,332
Custodian fees..............................................          8,135
Legal fees..................................................          6,197
Shareholder reports.........................................          5,392
Trustees' fees..............................................          3,005
Recoupment of prior expenses reimbursed by the Manager......         11,168
Other expenses..............................................         40,273
                                                                -----------
  Total Expenses............................................        974,212
                                                                -----------
NET INVESTMENT INCOME/(LOSS)................................       (760,135)
                                                                -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on securities transactions......     12,487,190
Change in unrealized appreciation/depreciation on                (1,845,887)
  securities................................................
                                                                -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...     10,641,303
                                                                -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............    $ 9,881,168
                                                                ===========

See accompanying notes to the financial statements.
 6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      AZL OPPENHEIMER
                                                                    EMERGING GROWTH FUND
                                                              --------------------------------
                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                  JUNE 30,        DECEMBER 31,
                                                                    2006              2005
                                                              ----------------    ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $   (760,135)     $ (1,283,097)
  Net realized gains/(losses) on investments................      12,487,190         6,137,243
  Change in unrealized appreciation/depreciation on
     investments............................................      (1,845,887)        1,337,159
                                                                ------------      ------------
  Change in net assets resulting from operations:...........       9,881,168         6,191,305
                                                                ------------      ------------
DIVIDENDS TO SHAREHOLDERS:
  From net realized gains...................................              --                --
                                                                ------------      ------------
  Change in net assets resulting from dividends to
     shareholders...........................................              --                --
                                                                ------------      ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      33,467,284        19,528,535
  Proceeds from dividends reinvested........................              --                --
  Cost of shares redeemed...................................     (17,532,341)      (15,977,052)
                                                                ------------      ------------
  Change due to capital contributions.......................      15,934,943         3,551,483
                                                                ------------      ------------
  Change in net assets......................................      25,816,111         9,742,788
NET ASSETS:
  Beginning of period.......................................     132,559,828       122,817,040
                                                                ------------      ------------
  End of period.............................................    $158,375,939      $132,559,828
                                                                ============      ============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................        (760,135)               --
                                                                ============      ============
SHARE TRANSACTIONS:
  Shares issued.............................................       2,053,697         1,435,649
  Dividends reinvested......................................              --                --
  Shares redeemed...........................................      (1,135,604)       (1,198,324)
                                                                ------------      ------------
  Change in shares..........................................         918,093           237,325
                                                                ============      ============

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER EMERGING GROWTH FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                    SIX MONTHS
                                                       ENDED         YEAR ENDED DECEMBER 31,      MAY 1, 2002
                                                     JUNE 30,     -----------------------------   DECEMBER 31,
                                                       2006         2005       2004      2003       2002(A)
                                                    -----------   --------   --------   -------   ------------
                                                    (UNAUDITED)

NET ASSET VALUE, BEGINNING OF PERIOD..............   $  14.69     $  13.98   $  13.01   $  8.09     $ 10.00
                                                     --------     --------   --------   -------     -------

INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................      (0.08)       (0.14)     (0.11)    (0.07)      (0.02)
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................       1.32         0.85       1.11      5.09       (1.89)
                                                     --------     --------   --------   -------     -------
  Total from Investment Activities................       1.24         0.71       1.00      5.02       (1.91)
                                                     --------     --------   --------   -------     -------

DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................         --           --         --        --          --
  Net Realized Gains..............................         --           --      (0.03)    (0.10)         --
  Total Dividends.................................         --           --      (0.03)    (0.10)         --

NET ASSET VALUE, END OF PERIOD....................   $  15.93     $  14.69   $  13.98   $ 13.01     $  8.09
                                                     ========     ========   ========   =======     =======

TOTAL RETURN*(b)..................................       8.51%        5.08%      7.76%    62.03%     (19.10)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................   $158,376     $132,560   $122,817   $64,589     $13,913
Net Investment Income/(Loss) (c)..................      (0.98)%      (1.06)%    (1.02)%   (1.11)%     (0.57)%
Expenses Before Reductions**(c)...................       1.26%        1.35%      1.32%     1.39%       2.38%
Expenses Net of Reductions(c).....................       1.26%        1.35%      1.32%     1.25%       1.25%
Portfolio Turnover Rate(b)........................      97.95%      193.67%    189.43%   174.59%     144.70%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.
 8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER EMERGING GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1. ORGANIZATION

  The Allianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. Effective May 1, 2006, each of the Funds that were previously named with the prefix "USAZ" changed their name to the prefix "AZL."

 --   AZL AIM Basic Value Fund
 --   AZL AIM International Equity Fund
 --   AZL Davis NY Venture Fund
 --   AZL Dreyfus Founders Equity Growth Fund
 --   AZL Dreyfus Premier Small Cap Value Fund
 --   AZL Franklin Small Cap Value Fund
 --   AZL Jennison 20/20 Focus Fund
 --   AZL Jennison Growth Fund
 --   AZL Legg Mason Growth Fund
 --   AZL Legg Mason Value Fund
 --   AZL Money Market Fund
 --   AZL Neuberger Berman Regency Fund
 --   AZL OCC Renaissance Fund
 --   AZL OCC Value Fund
 --   AZL Oppenheimer Developing Markets Fund
 --   AZL Oppenheimer Emerging Growth Fund
 --   AZL Oppenheimer Emerging Technologies Fund
 --   AZL Oppenheimer Global Fund
 --   AZL Oppenheimer International Growth Fund
 --   AZL Oppenheimer Main Street Fund
 --   AZL PIMCO Fundamental IndexPLUS Total Return Fund
 --   AZL Salomon Brothers Large Cap Growth Fund
 --   AZL Salomon Brothers Small Cap Growth Fund
 --   AZL Van Kampen Aggressive Growth Fund
 --   AZL Van Kampen Comstock Fund
 --   AZL Van Kampen Emerging Growth Fund
 --   AZL Van Kampen Equity and Income Fund
 --   AZL Van Kampen Global Franchise Fund
 --   AZL Van Kampen Global Real Estate Fund
 --   AZL Van Kampen Growth and Income Fund
 --   AZL Van Kampen Mid Cap Growth Fund

  Effective May 1, 2006, the USAllianz Variable Insurance Products Trust changed its name to Allianz Variable Insurance Products Trust. These Notes to the Financial Statements are for the AZL Oppenheimer Emerging Growth Fund (the "Fund").

  The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER EMERGING GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on the trade date on the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

  SECURITIES LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, approved by the Trust and when, in the judgment of Allianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2006, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF     VALUE OF LOANED
                                                                 COLLATERAL      SECURITIES
                                                                 -----------   ---------------
   AZL Oppenheimer Emerging Growth Fund........................  $33,792,143     $32,781,409

  The Fund received cash collateral for securities loaned. The cash was invested in Allianz Dresdner Daily Asset Fund at June 30, 2006. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER EMERGING GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  COMMISSION RECAPTURE

  Certain Funds participate in a commission recapture program. The Funds will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Funds, excluding investment advisory fees. The amounts for the Fund are disclosed as expenses paid indirectly on the Statement of Operations.

3. RELATED PARTY TRANSACTIONS

  Allianz Life Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and OppenheimerFunds, Inc. ("Oppenheimer"), Oppenheimer provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2007.

  For the six months ended June 30, 2006, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   AZL Oppenheimer Emerging Growth Fund........................     0.85%          1.35%

  Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2006 there were no contractual reimbursements that may potentially be made in subsequent years.

  In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

  The Fund's lending agent is Dresdner Bank, AG (the "Agent"), an affiliate of Allianz Advisers LLC. Under the terms of the Securities Lending Agreement, the Agent is entitled to receive 25% of the income earned from securities lending. During the six months ended June 30, 2006, the Agent received $21,462 in fees for acting as the Securities Lending Agent.

  Under an Administrative Services Agreement between the Funds and Manager, the Manager provides certain compliance oversight and filing services. The Manager is entitled to an amount equal to a portion of the Manager's quarterly expenses for employees who support the Trust's compliance program. In addition, the Manager is entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission. Fees are paid to the Manager on a quarterly basis and are reflected on the Statement of Operations as "Administrative services fees."

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with which certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex-wide annual base fee of $1,250,000 and an additional complex-wide asset-based fee, computed daily and paid monthly, which is based upon the following schedule:
  0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $5 billion, and 0.01% of net assets over $5 billion. The overall complex-wide level fees are subject to a minimum fee based on $50,000 for each Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes employees available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO"). Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $50,000 for the six months ended June 30, 2006, plus certain out-of-pocket

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER EMERGING GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  expenses. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2006, $2,119 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the six months ended June 30, 2006, actual Trustee compensation was $203,750 in total for both Trusts.

4. SECURITY PURCHASES AND SALES

  For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES        SALES
                                                                 ------------   ------------
   AZL Oppenheimer Emerging Growth Fund........................  $160,483,747   $147,023,717

5. OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust's website at https://www.allianzlife.com/ ProductsServices/Annuities/Variable/OptionInfo.aspx; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

  APPROVAL OF SUBADVISORY AGREEMENT

  At a telephonic meeting held on May 31, 2006, the Board of Trustees (the "Board" or the "Trustees") of the Allianz Variable Insurance Products Trust (the "Trust") considered the recommendation of Allianz Life Advisers, LLC (the "Manager"), the investment manager of the AZL Oppenheimer Emerging Growth Fund (the "Fund"), that Oppenheimer Capital LLC ("OpCap") replace OppenheimerFunds, Inc. ("OFI") as the Fund's subadviser. At an "in person" meeting held on June 9, 2006, the Trustees unanimously approved a new subadvisory agreement with OpCap, which is substantially similar to the subadvisory agreement with OpCap in effect until that time and which added the Fund to the list of Trust portfolios subadvised by OpCap (the "OpCap Agreement"). The Trustees' approval was subject to shareholder approval. At both meetings, the Trustees reviewed materials furnished by the Manager pertaining to OpCap.

  The Manager, as manager of all of the series of the Trust, is charged with researching and recommending subadvisers for the Trust. The Manager has adopted policies and procedures to assist it in analyzing each subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific subadviser be selected. The Board reviews and

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER EMERGING GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  considers the information provided by the Manager in deciding which investment Managers to approve. After an investment adviser becomes a subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the subadviser.

  As part of its ongoing obligation to monitor and evaluate the performance of the Fund's subadviser, the Manager recently completed a review of OFI's management of the Fund. The Manager's review and evaluation of OFI focused on
  (1) the performance of the Fund; (2) the recent departure of key investment personnel from OFI; and (3) the ability of the Fund, as currently managed, to attract and retain investors and to increase its assets. In support of its recommendation, the Manager explained to the Board that the primary reason for recommending a change was the departure of certain key investment personnel from OFI.

  The Board, including a majority of the independent Board members (the "Independent Trustees"), with the assistance of independent counsel to the Independent Trustees, considered whether to approve the OpCap Agreement in light of its experience in governing the Trust and working with the Manager and the subadvisers on matters relating to the Funds of the Trust. The Independent Trustees are those Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940 (the "1940 Act"), and are not employees of or affiliated with the Fund, the Manager, OFI, or OpCap. Prior to voting, the Board reviewed the Manager's recommendation that it approve the OpCap Agreement with experienced counsel who are independent of the Manager and received from such counsel an oral summary of the legal standards for consideration of the proposed approval. In its deliberations, the Board considered all factors that the Trustees believed were relevant. The Board based its decision to approve the OpCap Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board approved the termination of the subadvisory agreement with OFI and determined that the OpCap Agreement was reasonable and in the best interests of the Fund, and approved OpCap as the Fund's new subadviser, subject to shareholder approval, effective on or about August 28, 2006. The Board's decision to approve the OpCap Agreement reflects the exercise of its business judgment on whether to approve new arrangements and continue existing arrangements.

  A rule adopted by the SEC under the 1940 Act requires a discussion of certain factors relating to the selection of investment managers and subadvisers and the approval of advisory and subadvisory fees. The factors enumerated by the SEC in the rule are set forth below in italics followed by the Board's conclusions regarding each factor.

  (1) The nature, extent, and quality of services provided by the Subadviser.

  In deciding to approve OpCap as the Fund's subadviser, the Board considered particularly the experience and track record of OpCap's investment management personnel. The Board also noted OpCap's investment infrastructure as well as the risk profiles of its investment process. Specifically, the Board determined that, based upon the Manager's report and experience with OpCap, the proposed change to OpCap as the subadviser, would likely benefit the Fund and its shareholders.

  The Board noted that certain affiliates of OpCap (the "OpCap Affiliates") had been implicated in alleged improper market timing or late trading activities and that the OpCap Affiliates have reached a settlement with the Securities and Exchange Commission concerning the allegations. The Board also noted that in connection with the settlement the OpCap Affiliates have implemented certain changes in their compliance procedures and governance. Finally, the Board noted that members of senior management at the OpCap Affiliates who were implicated in the allegations have departed and that none of the OpCap employees who will be responsible for managing the Fund if the OpCap Agreement is approved were implicated in the allegations.

  In reviewing the other various matters listed above, the Board concluded that OpCap was a recognized firm capable of competently managing the Fund; that the nature, extent, and quality of services that OpCap could provide were at a level at least equal to the services that could be provided by OFI; that the services contemplated by the OpCap Agreement are substantially similar to those provided under the subadvisory agreement with OFI; that the OpCap Agreement contains provisions generally comparable to those of other subadvisory agreements for other mutual funds; that OpCap was staffed with a number of qualified personnel and had significant research capabilities; and that the investment performance of OpCap, based upon the historical "track records" of comparable funds, was at least satisfactory.

  (2) The investment performance of the Subadviser.

  The Board received information about the performance of PEA Capital LLC ("PEA") in managing the PEA Opportunity Fund, a mutual fund whose investment objective and principal investment strategies are substantially similar to those of the Fund.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER EMERGING GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  The Board noted that PEA and OpCap are affiliates and share certain personnel, systems, and other resources. The Board noted, in particular, that the portfolio manager for PEA Opportunity Fund is a dual employee of PEA and OpCap and is the proposed portfolio manager for the Fund. The performance information, which covered the quarter and the one-, three-, and five-year periods ended March 31, 2006, included (a) absolute total return, (b) performance versus an appropriate benchmark, and (c) performance relative to a peer group of comparable funds. The Board noted that PEA's performance relative to the peer group ranked in the 31st percentile or higher for all periods presented. On the basis of the information presented, the Board concluded that PEA's performance in managing a substantially similar fund has been strong and ranks with the Trust's other funds that have the strongest performance over the relevant periods.

  (3) The costs of services to be provided and profits to be realized by OpCap from its relationship with the Fund.

  The Board compared the fee schedule in the OpCap Agreement to the fee schedule in the existing subadvisory agreement with OFI. The Board noted that although the fee schedule in the OpCap Agreement differs only slightly from the fee schedule in the current agreement with OFI in that the fees payable to OpCap would be slightly lower based on the Fund's current assets and slightly higher when the Fund exceeds $300 million in assets, the fees payable by shareholders of the Fund would not change. Based upon its review, the Board concluded that the fees proposed to be paid to OpCap were reasonable. The Manager, on behalf of the Board, obtained information from OpCap concerning its anticipated profitability in connection with its relationship with the Fund. Based upon the information provided, the Board determined that there was no evidence that the level of such profitability attributable to OpCap serving as subadviser of the Fund would be excessive.

  (4) and (5) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale.

  The Board noted that the fee schedule in the OpCap Agreement contains "breakpoints" that reduce the fee rate on assets between $50 million and $200 million and further reduce the fee rate on assets above $200 million. The Board also noted that the assets in the AZL Oppenheimer Emerging Growth Fund as of March 31, 2006, were approximately $170 million. OpCap may realize certain economies of scale as the Fund grows larger, which may at least be partially reflected in the "breakpoints" described above.

  The Board noted that in the fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints, if any, apply. Depending on the age, size, and other characteristics of a particular fund and its manager's cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels different from than those in the OpCap Agreement. Having taken these factors into account, the Board concluded that the breakpoints in the Fund's subadvisory fee rate schedule were acceptable.

  The Board receives quarterly reports on the level of assets in the Fund. It expects to consider whether or not to approve the renewal of the Advisory Agreement at a meeting to be held prior to December 31, 2006, and whether or not to approve the renewal of the OpCap Agreement at a meeting to be held prior to December 31, 2007, and will on those occasions consider (a) the extent to which economies of scale can be realized and (b) whether the advisory or subadvisory fees should be modified to reflect such economies of scale, if any.

                                  ALLIANZ FUNDS

THE ALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND SERVICES.    SANNRP0606 8/06
THESE FUNDS ARE NOT FDIC INSURED.

                               AZL(R) OPPENHEIMER
                           EMERGING TECHNOLOGIES FUND
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                                   ALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statement of Changes in Net Assets
                                     Page 7

                              Financial Highlights
                                     Page 8

                        Notes to the Financial Statements
                                     Page 9

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER EMERGING TECHNOLOGIES FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the AZL Oppenheimer Emerging Technologies Fund, you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AZL Oppenheimer Emerging Technologies Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                 BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                               ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                                  1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                               -------------   -------------   ----------------   ----------------
   AZL Oppenheimer Emerging Technologies
     Fund....................................    $1,000.00        $994.20           $6.58              1.33%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the AZL Oppenheimer Emerging Technologies Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL Oppenheimer Emerging Technologies Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                 BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                               ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                                  1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                               -------------   -------------   ----------------   ----------------
   AZL Oppenheimer Emerging Technologies
     Fund....................................    $1,000.00       $1,018.20          $6.66              1.33%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER EMERGING TECHNOLOGIES FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The AZL Oppenheimer Emerging Technologies Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2006.

   AZL OPPENHEIMER                              PERCENT OF
   EMERGING TECHNOLOGIES FUND                  NET ASSETS*
   --------------------------                  ------------
   Banking/Financial Services................       0.8%
   Computers.................................      35.7
   E-Commerce................................       8.8
   Electronics...............................      18.7
   Medical Equipment & Supplies..............       2.0
   Retail/Wholesale..........................       3.1
   Services..................................       5.8
   Telecommunications........................      18.7
   Short-Term Investments....................      29.7
                                                  -----
                                                  123.3%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%. For more information about the amounts for each industry, net assets, and total investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER EMERGING TECHNOLOGIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
  SHARES                                         VALUE
-----------                                   ------------
COMMON STOCKS (93.6%):
Banking/Financial Services (0.8%):
     11,100    Bankrate, Inc.*............    $    419,136
                                              ------------
Computers (35.7%):
     29,220    Adobe Systems, Inc.*.......         887,119
     28,770    Akamai Technologies,
                 Inc.*(+).................       1,041,186
      7,600    ANSYS, Inc.*...............         363,432
      7,360    Apple Computer, Inc.*......         420,403
     25,580    Autodesk, Inc.*............         881,487
     19,700    Blackbaud, Inc.(+).........         447,190
     84,390    Cisco Systems, Inc.*.......       1,648,136
      8,490    Cognos, Inc.*..............         241,541
     42,690    Dell, Inc.*................       1,042,063
     17,350    Electronic Arts, Inc.*.....         746,744
     86,410    EMC Corp.*.................         947,918
     10,020    F5 Networks, Inc.*(+)......         535,870
     35,060    Foundry Networks, Inc.*....         373,740
      8,850    Hyperion Solutions
                 Corp.*...................         244,260
     38,130    Informatica Corp.*(+)......         501,791
     35,250    McAfee, Inc.*..............         855,518
     15,270    MICROS Systems, Inc.*(+)...         666,994
     33,240    Microsoft Corp. ...........         774,492
     19,650    Network Appliance, Inc.*...         693,645
     55,520    Nuance Communications,
                 Inc.*(+).................         558,531
     15,780    Rackable Systems,
                 Inc.*(+).................         623,152
     44,210    Redback Networks,
                 Inc.*(+).................         810,811
     36,670    Ultimate Software Group,
                 Inc.*(+).................         702,597
     47,500    VeriSign, Inc.*............       1,100,574
     22,030    WebEx Communications,
                 Inc.*....................         782,946
                                              ------------
                                                17,892,140
                                              ------------
E-Commerce (8.8%):
     47,520    Concur Technologies,
                 Inc.*(+).................         735,134
     14,270    eBay, Inc.*................         417,968
     11,700    Equinix, Inc.*(+)..........         641,862
      3,700    Google, Inc., Class A*.....       1,551,522
     32,000    Yahoo!, Inc.*..............       1,056,000
                                              ------------
                                                 4,402,486
                                              ------------
Electronics (18.7%):
     14,160    ATMI, Inc.*(+).............         348,619
     27,475    Broadcom Corp., Class A*...         825,624
     15,280    Diodes, Inc.*(+)...........         633,203
     18,960    Energy Conversion Devices,
                 Inc.*(+).................         690,713
     12,930    FormFactor, Inc.*(+).......         577,066
     15,780    Hittite Microwave
                 Corp.*(+)................         570,605
     25,080    International Rectifier
                 Corp.*(+)................         980,125
     26,850    Linear Technology Corp. ...         899,207
     14,440    Marvell Technology Group,
                 Ltd.*....................         640,125

                                                  FAIR
  SHARES                                         VALUE
-----------                                   ------------
COMMON STOCKS, CONTINUED
Electronics, continued
     24,630    Maxim Integrated Products,
                 Inc. ....................    $    790,869
     20,280    Microchip Technology,
                 Inc. ....................         680,394
     21,260    Microsemi Corp.*...........         518,319
     17,350    Netlogic Microsystems,
                 Inc.*(+).................         559,538
     33,970    Trident Microsystems,
                 Inc.*(+).................         644,751
                                              ------------
                                                 9,359,158
                                              ------------
Medical Equipment & Supplies (2.0%):
      4,620    Intuitive Surgical,
                 Inc.*(+).................         545,021
     10,120    Varian Medical Systems,
                 Inc.*....................         479,182
                                              ------------
                                                 1,024,203
                                              ------------
Retail/Wholesale (3.1%):
     13,420    CDW Corp. .................         733,403
     30,940    VistaPrint, Ltd.*(+).......         827,336
                                              ------------
                                                 1,560,739
                                              ------------
Services (5.8%):
      9,300    Alliance Data Systems
                 Corp.*...................         547,026
     22,510    aQuantive, Inc.*(+)........         570,178
     18,110    Cognizant Technology
                 Solutions Corp.*.........       1,220,071
     17,570    Kenexa Corp.*(+)...........         559,605
                                              ------------
                                                 2,896,880
                                              ------------
Telecommunications (18.7%):
      7,790    Amdocs, Ltd.*..............         285,114
     36,476    American Tower Corp., Class
                 A*.......................       1,135,133
    115,500    Ciena Corp.*...............         555,555
     43,240    Comverse Technology,
                 Inc.*....................         854,855
     52,690    Corning, Inc.*.............       1,274,571
     29,360    Ixia*......................         264,240
     24,160    J2 Global Communications,
                 Inc.*(+).................         754,275
     22,800    NeuStar, Inc.*(+)..........         769,500
     14,230    NII Holdings, Inc.*........         802,287
     26,500    Oplink Communications,
                 Inc.*(+).................         485,215
     27,290    QUALCOMM, Inc. ............       1,093,510
     42,690    SBA Communications Corp.,
                 Class A*(+)..............       1,115,917
                                              ------------
                                                 9,390,172
                                              ------------
  Total Common Stocks
    (Cost $43,350,328)                          46,944,914
                                              ------------
COLLATERAL FOR SECURITIES ON LOAN (28.1%):
 14,099,949    Northern Trust Liquid
                 Institutional Asset
                 Portfolio................      14,099,949
                                              ------------
  Total Collateral for Securities on Loan
    (Cost $14,099,949)                          14,099,949
                                              ------------

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER EMERGING TECHNOLOGIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
  SHARES                                         VALUE
-----------                                   ------------
DEPOSIT ACCOUNT (1.6%):
    797,095    NTRS London Deposit
                 Account..................    $    797,095
                                              ------------
  Total Deposit Account
    (Cost $797,095)                                797,095
                                              ------------
  Total Investments
    (Cost $58,247,371)(a)--123.3%               61,841,958
  Liabilities in excess of other
assets--(23.3)%                               (11,706,181)
                                              ------------
  Net Assets--100.0%                          $ 50,135,777
                                              ============

------------

Percentages indicated are based on net assets of $50,135,777.

*   Non-income producing security.

(+) All or a portion of security is loaned as of June 30, 2006.

(a) Cost for federal income tax purposes is $58,950,933. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

    Unrealized appreciation...................  $ 6,325,441
    Unrealized depreciation...................   (3,434,416)
                                                -----------
    Net unrealized appreciation...............  $ 2,891,025
                                                ===========

   The following represents the concentrations by country as of June 30, 2006 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     97.6%
    Bermuda...................................      1.3%
    Guernsey..................................      0.6%
    Canada....................................      0.5%
                                                  ------
                                                  100.0%
                                                  ======

See accompanying notes to the financial statements.
 4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

                                                                   AZL
                                                               OPPENHEIMER
                                                                 EMERGING
                                                               TECHNOLOGIES
                                                                   FUND
                                                               ------------
ASSETS
Investment securities, at cost..............................   $58,247,371
                                                               ===========
Investment securities, at value*............................   $61,841,958
Interest and dividends receivable...........................         2,234
Receivable for capital shares issued........................        14,931
Receivable for investments sold.............................     2,670,417
Prepaid expenses............................................         2,137
                                                               -----------
  Total Assets..............................................    64,531,677
                                                               -----------

LIABILITIES
Payable for investments purchased...........................       191,259
Payable for capital shares redeemed.........................        53,051
Payable for return of collateral received...................    14,099,949
Manager fees payable........................................        38,609
Administration fees payable.................................         2,539
Distribution fees payable...................................        10,187
Administrative services fees payable........................           236
Compliance services fees payable............................            70
                                                               -----------
  Total Liabilities.........................................    14,395,900
                                                               -----------
NET ASSETS..................................................   $50,135,777
                                                               ===========
NET ASSETS CONSIST OF:
  Capital...................................................   $47,351,759
  Undistributed net investment income/(loss)................      (257,190)
  Net realized gains/(losses) on investments................      (553,379)
  Net unrealized appreciation/(depreciation) on
     investments............................................     3,594,587
                                                               -----------
NET ASSETS..................................................   $50,135,777
                                                               ===========
Shares of beneficial interest...............................     5,861,772
Net Asset Value (offering and redemption price per share)...   $      8.55
                                                               ===========

------------
*  Includes securities on loan of $14,014,394.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

                                                                  AZL
                                                              OPPENHEIMER
                                                                EMERGING
                                                              TECHNOLOGIES
                                                                  FUND
                                                              ------------
INVESTMENT INCOME:
Interest....................................................  $    30,483
Dividends...................................................       49,598
Income from securities lending..............................       17,069
                                                              -----------
  Total Investment Income...................................       97,150
                                                              -----------
EXPENSES:
Manager fees................................................      224,720
Administration fees.........................................       14,898
Distribution fees...........................................       66,722
Audit fees..................................................        1,725
Administrative services fees................................          485
Compliance services fees....................................          459
Custodian fees..............................................        5,291
Legal fees..................................................        2,417
Shareholder reports.........................................        2,131
Trustees' fees..............................................        1,369
Recoupment of prior expenses reimbursed by the Manager......       24,201
Other expenses..............................................        9,922
                                                              -----------
  Total Expenses............................................      354,340
                                                              -----------
NET INVESTMENT INCOME/(LOSS)................................     (257,190)
                                                              -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on securities transactions......    3,263,431
Change in unrealized appreciation/depreciation on
  securities................................................   (3,784,364)
                                                              -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...     (520,933)
                                                              -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............  $  (778,123)
                                                              ===========

See accompanying notes to the financial statements.
 6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      AZL OPPENHEIMER
                                                                 EMERGING TECHNOLOGIES FUND
                                                              --------------------------------
                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                  JUNE 30,        DECEMBER 31,
                                                                    2006              2005
                                                              ----------------    ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $  (257,190)      $   (459,549)
  Net realized gains/(losses) on investments................      3,263,431           (499,561)
  Change in unrealized appreciation/depreciation on
     investments............................................     (3,784,364)         1,081,299
                                                                -----------       ------------
  Change in net assets resulting from operations:...........       (778,123)           122,189
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      9,492,944         12,797,815
  Cost of shares redeemed...................................     (6,588,067)       (13,109,565)
                                                                -----------       ------------
  Change in net assets from capital transactions............      2,904,877           (311,750)
                                                                -----------       ------------
  Change in net assets......................................      2,126,754           (189,561)
NET ASSETS:
  Beginning of period.......................................     48,009,023         48,198,584
                                                                -----------       ------------
  End of period.............................................    $50,135,777       $ 48,009,023
                                                                ===========       ============
UNDISTRIBUTED NET INVESTMENT INCOME.........................    $  (257,190)      $         --
                                                                ===========       ============
SHARE TRANSACTIONS:
  Shares issued.............................................      1,030,800          1,587,518
  Shares redeemed...........................................       (749,320)        (1,652,106)
                                                                -----------       ------------
  Change in shares..........................................        281,480            (64,588)
                                                                ===========       ============

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER EMERGING TECHNOLOGIES FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                    SIX MONTHS                                                NOVEMBER 5,
                                                       ENDED               YEAR ENDED DECEMBER 31,              2001 TO
                                                     JUNE 30,     -----------------------------------------   DECEMBER 31,
                                                       2006         2005       2004       2003       2002       2001(a)
                                                    -----------   --------   --------   --------   --------   ------------
                                                    (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............   $   8.60     $   8.54   $   9.00   $   6.34   $  10.77     $  10.00
                                                     --------     --------   --------   --------   --------     --------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................      (0.04)       (0.08)     (0.06)     (0.05)     (0.06)       (0.02)
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................      (0.01)        0.14      (0.34)      2.71      (4.37)        0.79
  Net realized gain from payment by affiliate for
     the disposal of investments in violation of
     restrictions.................................         --           --         --         --         --           --
                                                     --------     --------   --------   --------   --------     --------
  Total from Investment Activities................      (0.05)        0.06      (0.40)      2.66      (4.43)        0.77
                                                     --------     --------   --------   --------   --------     --------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................         --           --         --         --         --           --
  Net Realized Gains..............................         --           --      (0.06)        --         --           --
                                                     --------     --------   --------   --------   --------     --------
  Total Dividends.................................         --           --      (0.06)        --         --           --
                                                     --------     --------   --------   --------   --------     --------
NET ASSET VALUE, END OF PERIOD....................   $   8.55     $   8.60   $   8.54   $   9.00   $   6.34     $  10.77
                                                     ========     ========   ========   ========   ========     ========
TOTAL RETURN*(b)..................................      (0.58)%       0.70%     (4.33)%    41.96%    (41.13)%       7.70%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................   $ 50,136     $ 48,009   $ 48,199   $ 39,938   $  9,231     $  8,718
Net Investment Income/(Loss)(c)...................      (0.96)%      (1.05)%    (0.85)%    (1.04)%    (1.12)%      (1.02)%
Expenses Before Reductions**(c)...................       1.33%        1.35%      1.31%      1.54%      2.61%        3.19%
Expenses Net of Reductions(c).....................       1.33%        1.35%      1.31%      1.25%      1.25%        1.24%
Expenses Net of Reductions(c)(d)..................        N/A         1.35%       N/A        N/A        N/A          N/A
Portfolio Turnover Rate(b)........................      63.20%      125.08%    174.40%    170.59%    122.33%       10.69%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.
(d) Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.
 8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER EMERGING TECHNOLOGIES FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1. ORGANIZATION

  The Allianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. Effective May 1, 2006, each of the Funds that were previously named with the prefix "USAZ" changed their name to the prefix "AZL."

 --   AZL AIM Basic Value Fund
 --   AZL AIM International Equity Fund
 --   AZL Davis NY Venture Fund
 --   AZL Dreyfus Founders Equity Growth Fund
 --   AZL Dreyfus Premier Small Cap Value Fund
 --   AZL Franklin Small Cap Value Fund
 --   AZL Jennison 20/20 Focus Fund
 --   AZL Jennison Growth Fund
 --   AZL Legg Mason Growth Fund
 --   AZL Legg Mason Value Fund
 --   AZL Money Market Fund
 --   AZL Neuberger Berman Regency Fund
 --   AZL OCC Renaissance Fund
 --   AZL OCC Value Fund
 --   AZL Oppenheimer Developing Markets Fund
 --   AZL Oppenheimer Emerging Growth Fund
 --   AZL Oppenheimer Emerging Technologies Fund
 --   AZL Oppenheimer Global Fund
 --   AZL Oppenheimer International Growth Fund
 --   AZL Oppenheimer Main Street Fund
 --   AZL PIMCO Fundamental IndexPLUS Total Return Fund
 --   AZL Salomon Brothers Large Cap Growth Fund
 --   AZL Salomon Brothers Small Cap Growth Fund
 --   AZL Van Kampen Aggressive Growth Fund
 --   AZL Van Kampen Comstock Fund
 --   AZL Van Kampen Emerging Growth Fund
 --   AZL Van Kampen Equity and Income Fund
 --   AZL Van Kampen Global Franchise Fund
 --   AZL Van Kampen Global Real Estate Fund
 --   AZL Van Kampen Growth and Income Fund
 --   AZL Van Kampen Mid Cap Growth Fund

  Effective May 1, 2006, the USAllianz Variable Insurance Products Trust changed its name to Allianz Variable Insurance Products Trust. These Notes to the Financial Statements are for the AZL Oppenheimer Emerging Technologies Fund (the "Fund").

  The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER EMERGING TECHNOLOGIES FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on the trade date on the last business day of the reporting period. Net realized gains and losses on investments and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER EMERGING TECHNOLOGIES FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

  SECURITIES LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, approved by the Trust or Allianz Life Advisers, LLC, the investment manager of the Fund and when, in the judgment of the Trust, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2006, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF         VALUE OF
                                                                 COLLATERAL    LOANED SECURITIES
                                                                 -----------   -----------------
   AZL Oppenheimer Emerging Technologies Fund..................  $14,099,949      $14,014,394

  The Fund received cash for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Assets Portfolio at June 30, 2006. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

  COMMISSION RECAPTURE

  Certain Funds participate in a commission recapture program. The Funds will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Funds, excluding investment advisory fees. The amounts for the Fund are disclosed as expenses paid indirectly on the Statement of Operations.

3. RELATED PARTY TRANSACTIONS

  Allianz Life Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and OppenheimerFunds, Inc. ("Oppenheimer"), Oppenheimer provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. Beginning July 7, 2006, Columbia Management Advisors, LLC will provide investment advisory services as Subadvisor for the Fund. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2007.

  The fees payable to the Manager are based on a tiered structure for various net assets levels: the first $10 million at 1.00%, the next $10 million at 0.875%, and over $20 million at 0.75%. The annual expense limit of the Fund was 1.35%.

  Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER EMERGING TECHNOLOGIES FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Fund's expenses to exceed the stated limit during the respective year. At June 30, 2006, the contractual reimbursements that may potentially be made in subsequent years were as follows:

                                                                  EXPIRES
                                                                 12/31/2006
                                                                 ----------
   AZL Oppenheimer Emerging Technologies Fund..................   $40,827

  In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

  Under an Administrative Services Agreement between the Funds and Manager, the Manager provides certain compliance oversight and filing services. The Manager is entitled to an amount equal to a portion of the Manager's quarterly expenses for employees who support the Trust's compliance program. In addition, the Manager is entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission. Fees are paid to the Manager on a quarterly basis and are reflected on the Statement of Operations as "Administrative services fees."

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with which certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex-wide annual base fee of $1,250,000 and an additional complex-wide asset-based fee, computed daily and paid monthly, which is based upon the following schedule:
  0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $5 billion, and 0.01% of net assets over $5 billion. The overall complex-wide level fees are subject to a minimum fee based on $50,000 for each Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes employees available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO"). Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $50,000 for the six months ended Junes 30, 2006, plus certain out-of-pocket expenses. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2006, $1,419 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the six months ended June 30, 2006, actual Trustee compensation was $203,750 in total for both Trusts.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER EMERGING TECHNOLOGIES FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

4. SECURITY PURCHASES AND SALES

  For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   AZL Oppenheimer Emerging Technologies Fund..................  $33,958,558   $32,312,499

5. OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust's website at https://www.allianzlife.com/ ProductsServices/Annuities/Variable/OptionInfo.aspx; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

  APPROVAL OF SUBADVISORY AGREEMENT

  At a telephonic meeting held on May 31, 2006, the Board of Trustees (the "Board" or the "Trustees") of the Allianz Variable Insurance Products Trust (the "Trust") considered the recommendation of Allianz Life Advisers, LLC (the "Manager"), the investment manager of the AZL Oppenheimer Emerging Technologies Fund (the "Fund"), that Columbia Management Advisors, LLC ("Columbia Advisors") replace OppenheimerFunds, Inc. ("OFI") as the Fund's subadviser. At an "in person" meeting held on June 9, 2006, the Trustees unanimously approved a new subadvisory agreement with Columbia Advisors (the "Columbia Advisors Agreement"). At both meetings, the Trustees reviewed materials furnished by the Manager pertaining to Columbia Advisors.

  The Manager, as investment manager of all of the outstanding series of the Trust, is charged with researching and recommending subadvisers for the Trust. The Manager has adopted policies and procedures to assist it in analyzing each subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific subadviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to approve. After an investment adviser becomes a subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the subadviser.

  As part of its ongoing obligation to monitor and evaluate the performance of the Fund's subadviser, the Manager recently completed a review of OFI's management of the Fund. The Manager's review and evaluation of OFI focused on
  (1) the performance of the Fund; (2) the recent departure of key investment personnel from OFI; and (3) the ability of the Fund, as currently managed, to attract and retain investors and to increase its assets. In support of its recommendation, the Manager explained to the Board that the primary reason for recommending a change was the departure of certain key investment personnel from OFI.

  The Board, including a majority of the independent Board members (the "Independent Trustees"), with the assistance of independent counsel to the Independent Trustees, considered whether to approve the Columbia Advisors Agreement in light of its experience in governing the Trust and working with the Manager and the subadvisers on matters relating to the mutual funds that are outstanding series of the Trust. The Independent Trustees are those Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940 (the "1940 Act"), and are not employees of or affiliated with the Fund, the Manager, OFI, or Columbia Advisors. Prior to voting, the Board reviewed the Manager's recommendation that it approve the Columbia Advisors Agreement with experienced counsel who are independent of the Manager and received from such counsel an oral summary of the legal standards for consideration of the proposed approval. In its deliberations, the Board considered all factors that the Trustees believed were relevant. The Board based its decision to

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER EMERGING TECHNOLOGIES FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  approve the Columbia Advisors Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board approved the termination of the subadvisory agreement with OFI and determined that the Columbia Advisors Agreement was reasonable and in the best interests of the Fund and approved Columbia Advisors as the Fund's new subadviser, effective on or about July 7, 2006. The Board's decision to approve the Columbia Advisors Agreement reflects the exercise of its business judgment on whether to approve new arrangements and continue existing arrangements.

  A rule adopted by the SEC under the 1940 Act requires a discussion of certain factors relating to the selection of investment managers and subadvisers and the approval of advisory and subadvisory fees. The factors enumerated by the SEC in the rule are set forth below in italics followed by the Board's conclusions regarding each factor.

  (1) The nature, extent, and quality of services provided by the Subadviser.

  In deciding to approve Columbia Advisors as the Fund's new subadviser, the Board considered particularly the experience and track record of Columbia Advisors' investment management personnel. The Board also noted Columbia Advisors' investment infrastructure as well as the risk profiles of its investment process. Specifically, the Board determined that, based upon the Manager's report, the proposed change to Columbia Advisors as the subadviser would likely benefit the Fund and its shareholders.

  The Board received information that certain affiliates of Columbia Advisors had been implicated in alleged improper market timing or late trading activities as described in the amendment to the registration statement for Columbia Funds Series Trust I filed with the SEC effective March 27, 2006. The Board was also informed that the amended registration statement described certain compliance procedures and oversight structure enhancements resulting from the legal proceedings, including engaging an independent compliance consultant to conduct reviews of its policies and report directly to the board of the funds, enhancing its audit reviews, and ensuring that 75% of its board and chairman are independent.

  In reviewing the other various matters listed above, the Board concluded that Columbia Advisors was a recognized firm capable of competently managing the Fund; that the nature, extent, and quality of services that Columbia Advisors could provide were at a level at least equal to the services that could be provided by OFI; that the services contemplated by the Columbia Agreement are substantially similar to those provided under the subadvisory agreement with OFI; that the Columbia Agreement contains provisions generally comparable to those of other subadvisory agreements for other mutual funds; that Columbia Advisors was staffed with a number of qualified personnel and had significant research capabilities; and that the investment performance of Columbia Advisors, based upon the historical "track records" of comparable funds, was at least satisfactory.

  (2) The investment performance of the Subadviser.

  The Board received information about the performance of Columbia Advisors in managing the Columbia Technology Fund, a mutual fund whose investment objective and principal investment strategies are substantially similar to those of the Fund. The Board noted that the portfolio managers for Columbia Technology Fund would be the portfolio managers for the Fund. The performance information, which covered the quarter and the one-, two-, three-, four-, and five-year periods ended March 31, 2006, included (a) absolute total return,
  (b) performance versus an appropriate benchmark, and (c) performance relative to a peer group of comparable funds. The Board noted that Columbia Advisors' performance relative to the peer group ranked in the sixth percentile or higher for all periods presented. On the basis of the information presented, the Board concluded that Columbia Advisors' performance in managing a substantially similar fund has been strong and ranks with the Trust's other funds that have the strongest performance over the relevant periods.

  (3) The costs of services to be provided and profits to be realized by Columbia Advisors from its relationship with the Fund.

  The Board compared the fee schedule in the Columbia Advisors Agreement to the fee schedule in the existing subadvisory agreement with OFI. The Board noted that the fee schedule in the Columbia Advisors Agreement differs only slightly from the fee schedule in the current agreement with OFI in that the fees payable to Columbia Advisors will be slightly higher based on the Fund's current assets and lower when the Fund exceeds $150 million in assets. The Board further noted that when the Fund exceeds $150 million in assets, the Adviser will retain more of the advisory fee it receives for managing the Fund because the fees the Adviser will pay to Columbia Advisors will be slightly lower than those payable under the current agreement with OFI. The Board also noted that the fees payable by shareholders of the Fund would not change. Based upon its review, the Board concluded that the fees proposed to be paid to Columbia Advisors were reasonable. Based upon the
 14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER EMERGING TECHNOLOGIES FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  information provided, the Board determined that there was no evidence that the level of such profitability attributable to Columbia Advisors serving as subadviser of the Fund would be excessive.

  (4) and (5) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale.

  The Board noted that the fee schedule in the Columbia Advisors Agreement contains "breakpoints" that reduce the fee rate on assets between $75 million and $150 million, further reduce the fee rate on assets between $150 million and $250 million, and still further reduce the fee rate on assets above $250 million. The Board also noted that the assets in the AZL Oppenheimer Emerging Technologies Fund as of April 30, 2006, were approximately $57 million. The Board considered the possibility that Columbia Advisors may realize certain economies of scale as the Fund grows larger, which may at least be partially reflected in the "breakpoints" described above. The Board noted that in the fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints, if any, apply. Depending on the age, size, and other characteristics of a particular fund and its manager's cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels different from those in the Columbia Advisors Agreement. Having taken these factors into account, the Board concluded that the breakpoints in the Fund's subadvisory fee rate schedule were acceptable.

  The Board receives quarterly reports on the level of assets in the Fund. It expects to consider whether or not to approve the renewal of the Advisory Agreement at a meeting to be held prior to December 31, 2006, and whether or not to approve the renewal of the Columbia Advisors Agreement at a meeting to be held prior to December 31, 2007, and will on those occasions consider (a) the extent to which economies of scale can be realized and (b) whether the advisory or subadvisory fees should be modified to reflect such economies of scale, if any.

                                 ALLIANZ FUNDS

THE ALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND SERVICES.   SANNRPT0606 8/06
THESE FUNDS ARE NOT FDIC INSURED.

                               AZL(R) OPPENHEIMER
                                   GLOBAL FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006
                                  (UNAUDITED)

                                                                   ALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 7

                             Statement of Operations
                                     Page 8

                       Statement of Changes in Net Assets
                                     Page 9

                              Financial Highlights
                                     Page 10

                        Notes to the Financial Statements
                                     Page 11

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER GLOBAL FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the AZL Oppenheimer Global Fund, you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AZL Oppenheimer Global Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Oppenheimer Global Fund............    $1,000.00       $1,030.70          $6.85              1.36%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the AZL Oppenheimer Global Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL Oppenheimer Global Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Oppenheimer Global Fund............    $1,000.00       $1,018.05          $6.80              1.36%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER GLOBAL FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The AZL Oppenheimer Global Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2006.

                                                   PERCENT OF
   AZL OPPENHEIMER GLOBAL FUND                     NET ASSETS*
   ---------------------------                 -------------------
   Aerospace/Defense.........................           3.0%
   Banking/Financial Services................          11.0
   Beverages.................................           0.6
   Chemicals.................................           0.2
   Computers.................................           7.8
   Diversified...............................           0.4
   E-Commerce................................           1.8
   Electronics...............................           9.4
   Health Care...............................           3.3
   Insurance.................................           2.0
   Investment Companies......................           0.7
   Manufacturing.............................          15.2
   Media.....................................           3.2
   Oil/Gas...................................           6.9
   Pharmaceuticals...........................           8.6
   Retail/Wholesale..........................           8.1
   Services..................................           3.0
   Telecommunications........................           9.6
   Travel/Entertainment......................           2.6
   Utilities.................................           0.7
   Short-Term Investments....................          14.2
                                                      -----
                                                      112.3%
                                                      =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%. For more information about the amounts for each industry, net assets, and total investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS (98.1%):
Aerospace/Defense (3.0%):
    44,200    Empresa Brasileira de
                Aeronautica SA, ADR(+)....    $  1,611,974
    61,960    European Aeronautic Defence
                and Space Co. ............       1,774,681
    12,110    Lockheed Martin Corp. ......         868,771
    22,300    Raytheon Co. ...............         993,911
                                              ------------
                                                 5,249,337
                                              ------------
Banking/Financial Services (11.0%):
    50,450    3i Group plc................         840,040
    20,520    ACE, Ltd. ..................       1,038,107
    22,100    Credit Saison Company,
                Ltd. .....................       1,050,903
    38,114    Credit Suisse Group.........       2,129,632
   105,872    HSBC Holdings plc(+)........       1,854,908
    18,100    ICICI Bank, Ltd., ADR.......         428,065
    30,604    JPMorgan Chase & Co. .......       1,285,368
    31,700    Morgan Stanley..............       2,003,757
    31,880    Northern Trust Corp. .......       1,762,964
   138,628    Prudential plc..............       1,563,646
       225    Resona Holdings, Inc.(+)....         713,735
    84,484    Royal Bank of Scotland Group
                plc.......................       2,773,469
    13,050    Societe Generale............       1,915,318
                                              ------------
                                                19,359,912
                                              ------------
Beverages (0.6%):
    25,890    Companhia de Bebidas das
                Americas, ADR(+)..........       1,067,963
                                              ------------
Chemicals (0.2%):
     7,275    Arkema*(+)..................         283,866
                                              ------------
Computers (7.8%):
    47,700    Adobe Systems, Inc.*........       1,448,172
    14,400    Canon, Inc. ................         704,428
    50,600    Cisco Systems, Inc.*........         988,218
    22,600    Infosys Technologies
                Ltd. .....................       1,520,258
    27,600    Intuit, Inc.*...............       1,666,764
    76,270    Juniper Networks, Inc.*.....       1,219,557
   116,700    Microsoft Corp. ............       2,719,110
   121,770    Novell, Inc.*(+)............         807,335
     9,634    SAP AG(+)...................       2,028,239
    33,400    SQUARE ENIX Company,
                Ltd.(+)...................         696,643
                                              ------------
                                                13,798,724
                                              ------------
Diversified (0.4%):
    76,000    Hutchison Whampoa,
                Ltd.(+)...................         695,501
                                              ------------
E-Commerce (1.8%):
    92,700    eBay, Inc.*.................       2,715,183
    14,000    Yahoo!, Inc.*...............         462,000
                                              ------------
                                                 3,177,183
                                              ------------
Electronics (9.4%):
    97,850    Advanced Micro Devices,
                Inc.*(+)..................       2,389,497
    54,100    Altera Corp.*...............         949,455
    31,600    Cree, Inc.*(+)..............         750,816
    30,100    HOYA Corp. .................       1,076,243
    23,100    International Rectifier
                Corp.*(+).................         902,748
     4,130    Keyence Corp. ..............       1,056,373
    63,300    Koninklijke Philips
                Electronics NV............       1,978,814
     6,600    KYOCERA Corp. ..............         513,073
    10,800    Linear Technology Corp. ....         361,692
    27,100    Maxim Integrated Products,
                Inc. .....................         870,181
   112,000    MediaTek, Inc. .............       1,037,452
     2,774    Samsung Electronics Company,
                Ltd. .....................       1,770,960
    52,000    Sony Corp. .................       2,292,584
    23,900    Xilinx, Inc. ...............         541,335
                                              ------------
                                                16,491,223
                                              ------------

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS, CONTINUED
Health Care (3.3%):
    30,200    Biomet, Inc. ...............    $    944,958
    75,547    Boston Scientific Corp.*....       1,272,212
    10,080    Express Scripts, Inc.*......         723,139
     7,900    Johnson & Johnson...........         473,368
    13,700    Medtronic, Inc. ............         642,804
    15,600    Quest Diagnostics, Inc. ....         934,752
    99,445    Smith & Nephew plc..........         764,798
                                              ------------
                                                 5,756,031
                                              ------------
Insurance (2.0%):
       340    Berkshire Hathaway, Inc.,
                Class B*(+)...............       1,034,620
     5,910    Everest Re Group, Ltd. .....         511,629
    34,500    Manulife Financial Corp. ...       1,093,427
    14,000    XL Capital, Ltd., Class A...         858,200
                                              ------------
                                                 3,497,876
                                              ------------
Investment Companies (0.7%):
    38,594    Investor AB, B Shares.......         706,278
   218,689    Macquarie Airports..........         498,280
                                              ------------
                                                 1,204,558
                                              ------------
Manufacturing (15.2%):
    23,600    3M Co. .....................       1,906,172
    32,313    Bayerische Motoren Werke
                AG........................       1,610,803
    15,040    Boeing Co. .................       1,231,926
   181,991    Cadbury Schweppes plc.......       1,751,989
    58,148    Diageo plc..................         976,889
     5,900    Fanuc, Ltd. ................         532,558
   132,500    Fomento Economico Mexicano,
                SA de CV..................       1,110,547
   181,390    Grupo Modelo, SA de CV,
                Series C..................         693,745
   152,300    Hindustan Lever, Ltd. ......         761,137
     5,013    Hyundai Heavy Industries
                Company, Ltd. ............         563,370
    25,000    Kao Corp. ..................         656,007

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS, CONTINUED
Manufacturing, continued
    22,300    LVMH Moet Hennessy Louis
                Vuitton SA(+).............    $  2,213,047
    23,100    Murata Manufacturing
                Company, Ltd. ............       1,509,325
     7,600    Nidec Corp. ................         547,395
     1,060    Porsche AG..................       1,025,320
    77,143    Reckitt Benckiser plc.......       2,876,457
    50,000    Shiseido Company, Ltd. .....         984,418
    24,722    Siemens AG..................       2,151,413
   594,395    Taiwan Semiconductor
                Manufacturing Company,
                Ltd. .....................       1,071,663
    15,300    Takeda Chemical Industries,
                Ltd. .....................         954,134
    31,000    Toyota Motor Corp. .........       1,622,165
                                              ------------
                                                26,750,480
                                              ------------
Media (3.2%):
    89,000    Grupo Televisa SA(+)........       1,718,590
    57,900    Pearson plc.................         787,313
   212,000    Singapore Press Holdings,
                Ltd. .....................         551,533
   366,500    Sirius Satellite Radio,
                Inc.*(+)..................       1,740,874
   169,400    Zee Telefilms Limited.......         886,396
                                              ------------
                                                 5,684,706
                                              ------------
Oil/Gas (6.9%):
    23,670    BP plc, ADR(+)..............       1,647,669
    18,620    Chevron Corp. ..............       1,155,557
    36,200    Fortum Oyj..................         924,757
    28,570    GlobalSantaFe Corp. ........       1,649,918
    32,310    Husky Energy, Inc. .........       2,028,350
     3,300    Neste Oil Oyj(+)............         116,118
    31,600    Technip SA(+)...............       1,746,569
    12,600    Total SA....................         826,319
    26,520    Transocean, Inc.*...........       2,130,086
                                              ------------
                                                12,225,343
                                              ------------
Pharmaceuticals (8.6%):
    18,150    Affymetrix, Inc.*(+)........         464,640
    19,300    Amgen, Inc.*................       1,258,939
    29,600    AtheroGenics, Inc.*(+)......         386,280
    35,000    Chugai Pharmaceutical
                Company, Ltd. ............         716,157
    10,700    Conor Medsystems,
                Inc.*(+)..................         295,213
     9,930    Genentech, Inc.*............         812,274
    22,900    Gilead Sciences, Inc.*......       1,354,764
     9,190    Nektar Therapeutic*(+)......         168,545
     8,920    NicOx SA*...................         119,546
    18,628    Novartis AG, Registered
                Shares....................       1,007,833
     7,800    Novo Nordisk A/S, Class B...         496,245
     9,900    Nuvelo, Inc.*(+)............         164,835
    14,305    Roche Holding AG............       2,363,174
    32,485    Sanofi-Aventis, ADR.........       3,169,817
    68,000    Shionogi & Company, Ltd. ...       1,210,359
    15,000    Theravance, Inc.*(+)........         343,200
    16,500    Wyeth.......................         732,765
                                              ------------
                                                15,064,586
                                              ------------

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS, CONTINUED
Retail/Wholesale (8.1%):
    26,800    Avon Products, Inc. ........    $    830,800
    70,800    Bulgari SPA.................         801,960
    70,804    Burberry Group plc..........         561,841
    26,500    Coach, Inc.*................         792,350
    31,631    GUS plc.....................         564,417
    79,840    Hennes & Mauritz AB, Class
                B.........................       3,091,492
    34,600    Industria de Diseno Textil
                SA........................       1,458,328
     4,900    Nintendo Company, Ltd. .....         825,071
    26,180    Starbucks Corp.*............         988,557
     2,607    Syngenta AG*................         346,914
   200,450    Tesco plc...................       1,236,702
    26,200    Tiffany & Co. ..............         865,124
    38,600    Wal-Mart Stores, Inc. ......       1,859,362
                                              ------------
                                                14,222,918
                                              ------------
Services (3.0%):
    41,400    Automatic Data Processing,
                Inc. .....................       1,877,490
    60,400    Cendant Corp. ..............         983,916
     6,400    Getty Images, Inc.*(+)......         406,464
     4,310    JC Decaux SA(+).............         113,621
    25,000    JGC Corp. ..................         432,926
    13,320    Northrop Grumman Corp. .....         853,279
    50,750    WPP Group plc...............         613,425
                                              ------------
                                                 5,281,121
                                              ------------
Telecommunications (9.6%):
    77,670    Corning, Inc.*..............       1,878,837
       345    KDDI Corp. .................       2,129,244
    21,910    QUALCOMM, Inc. .............         877,934
    72,760    SK Telecom Company, Ltd.,
                ADR.......................       1,704,039
    60,680    Tandberg ASA................         501,319
 1,722,150    Telefonaktiebolaget LM
                Ericsson, Class B.........       5,693,150
 1,937,870    Vodafone Group plc..........       4,121,934
                                              ------------
                                                16,906,457
                                              ------------
Travel/Entertainment (2.6%):
    51,300    Carnival Corp., Class A.....       2,141,262
    35,050    International Game
                Technology................       1,329,797
    39,800    Walt Disney Co. ............       1,194,000
                                              ------------
                                                 4,665,059
                                              ------------
Utilities (0.7%):
    14,400    Emerson Electric Co. .......       1,206,864
                                              ------------

continued
 4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS, CONTINUED
  Total Common Stocks
    (Cost $153,201,560)                       $172,589,708
                                              ------------
COLLATERAL FOR SECURITIES ON LOAN (12.6%):
22,231,447    Northern Trust Liquid
                Institutional Asset
                Portfolio.................      22,231,447
                                              ------------
  Total Collateral for Securities on Loan
    (Cost $22,231,447)                          22,231,447
                                              ------------

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
DEPOSIT ACCOUNT (1.6%):
 2,892,351    NTRS London Deposit
                Account...................    $  2,892,351
                                              ------------
  Total Deposit Account
    (Cost $2,892,351)                            2,892,351
                                              ------------
  Total Investments
    (Cost $178,325,357)(a)--112.3%             197,713,506
  Liabilities in excess of other
  assets--(12.3)%                              (21,608,218)
                                              ------------
  Net Assets--100.0%                          $176,105,288
                                              ============

------------

Percentages indicated are based on net assets of $176,105,288.

*   Non-income producing security.

(+) All or a portion of a security is loaned as of June 30, 2006.

ADR--American Depositary Receipt.
(a) Cost for federal income tax purposes is $179,149,177. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

    Unrealized appreciation...................  $23,433,956
    Unrealized depreciation...................   (4,869,627)
                                                -----------
    Net unrealized appreciation...............  $18,564,329
                                                ===========

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

   The following represents the concentrations by country as of June 30, 2006 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     37.7%
    United Kingdom............................     13.1%
    Japan.....................................     11.5%
    France....................................      5.9%
    Sweden....................................      5.4%
    Germany...................................      3.9%
    Switzerland...............................      3.3%
    Korea.....................................      2.3%
    Netherlands...............................      2.1%
    India.....................................      2.1%
    Mexico....................................      2.0%
    Canada....................................      1.8%
    Brazil....................................      1.5%
    Cayman Islands............................      1.2%
    Taiwan....................................      1.2%
    Panama....................................      1.2%
    Spain.....................................      0.8%
    Finland...................................      0.6%
    Italy.....................................      0.5%
    Hong Kong.................................      0.4%
    Singapore.................................      0.3%
    Australia.................................      0.3%
    Bermuda...................................      0.3%
    Denmark...................................      0.3%
    Norway....................................      0.3%
                                                  ------
                                                  100.0%
                                                  ======

See accompanying notes to the financial statements.
 6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

                                                               AZL OPPENHEIMER
                                                                 GLOBAL FUND
                                                               ---------------
ASSETS
Investment securities, at cost..............................    $178,325,357
                                                                ============
Investment securities, at value*............................    $197,713,506
Foreign currency, at value (cost $299,513)..................         301,580
Interest and dividends receivable...........................         341,947
Receivable for capital shares issued........................         117,780
Receivable for investments sold.............................          67,293
Reclaim receivable..........................................          39,705
                                                                ------------
  Total Assets..............................................     198,581,811
                                                                ------------

LIABILITIES
Payable for return of collateral received...................      22,231,447
Manager fees payable........................................         115,834
Administration fees payable.................................          10,461
Distribution fees payable...................................          36,198
Administrative services fees payable........................             837
Compliance services fees payable............................             248
Other accrued liabilities...................................          81,498
                                                                ------------
  Total Liabilities.........................................      22,476,523
                                                                ------------
NET ASSETS..................................................    $176,105,288
                                                                ============

NET ASSETS CONSIST OF:
  Capital...................................................    $147,553,371
  Undistributed net investment income/(loss)................         820,048
  Net realized gains/(losses) on investments................       8,340,718
  Net unrealized appreciation/(depreciation) on
     investments............................................      19,391,151
                                                                ------------
NET ASSETS..................................................    $176,105,288
                                                                ============
Shares of beneficial interest...............................      13,131,246
Net Asset Value (offering and redemption price per share)...    $      13.41
                                                                ============

------------
*   Includes securities on loan of $21,800,112.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

                                                               AZL OPPENHEIMER
                                                                 GLOBAL FUND
                                                               ---------------
INVESTMENT INCOME:
Interest....................................................     $    73,851
Dividends...................................................       1,956,145
Income from securities lending..............................          13,391
Foreign withholding tax.....................................        (146,071)
                                                                 -----------
  Total Investment Income...................................       1,897,316
                                                                 -----------
EXPENSES:
Manager fees................................................         754,487
Administration fees.........................................          48,558
Distribution fees...........................................         217,709
Administrative services fees................................           1,616
Compliance services fees....................................           1,506
Custodian fees..............................................         108,143
Trustees' fees..............................................           5,313
Other expenses..............................................          79,923
                                                                 -----------
  Total expenses before reductions..........................       1,217,255
  Less expenses voluntarily waived/reimbursed by the
     Manager................................................         (30,648)
                                                                 -----------
  Net Expenses..............................................       1,186,607
                                                                 -----------
NET INVESTMENT INCOME/(LOSS)................................         710,709
                                                                 -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on securities and foreign
  currency transactions.....................................       4,346,047
Change in unrealized appreciation/depreciation on securities
  and foreign currencies....................................      (2,044,333)
                                                                 -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...       2,301,714
                                                                 -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............     $ 3,012,423
                                                                 ===========

See accompanying notes to the financial statements.
 8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      AZL OPPENHEIMER
                                                                        GLOBAL FUND
                                                            ------------------------------------
                                                            SIX MONTHS ENDED      YEAR ENDED
                                                                JUNE 30,         DECEMBER 31,
                                                                  2006               2005
                                                            ----------------   -----------------
                                                              (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)............................    $    710,709       $    245,370
  Net realized gains/(losses) on investments..............       4,346,047          3,909,393
  Change in unrealized appreciation/depreciation on
     investments..........................................      (2,044,333)        12,592,755
                                                              ------------       ------------
  Change in net assets resulting from operations:.........       3,012,423         16,747,518
                                                              ------------       ------------
DIVIDENDS TO SHAREHOLDERS:
  From net realized gains.................................              --           (326,934)
                                                              ------------       ------------
  Change in net assets resulting from dividends to
     shareholders.........................................              --           (326,934)
                                                              ------------       ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued.............................      42,236,086         60,549,821
  Proceeds from dividends reinvested......................              --            326,934
  Cost of shares redeemed.................................     (20,728,328)        (4,348,615)
                                                              ------------       ------------
  Change in net assets from capital transactions..........      21,507,758         56,528,140
                                                              ------------       ------------
  Change in net assets....................................      24,520,181         72,948,724
NET ASSETS:
  Beginning of period.....................................     151,585,107         78,636,383
                                                              ------------       ------------
  End of period...........................................    $176,105,288       $151,585,107
                                                              ============       ============
UNDISTRIBUTED NET INVESTMENT INCOME.......................    $    820,048       $    109,339
                                                              ============       ============
SHARE TRANSACTIONS:
  Shares issued...........................................       3,082,665          5,199,452
  Dividends reinvested....................................              --             26,197
  Shares redeemed.........................................      (1,599,718)          (367,775)
                                                              ------------       ------------
  Change in shares........................................       1,482,947          4,857,874
                                                              ============       ============

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER GLOBAL FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                  SIX MONTHS ENDED    YEAR ENDED    MAY 3, 2004 TO
                                                      JUNE 30,       DECEMBER 31,    DECEMBER 31,
                                                        2006             2005          2004(A)
                                                  ----------------   ------------   --------------
                                                    (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD............      $  13.01         $  11.58        $ 10.00
                                                      --------         --------        -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)..................          0.05             0.03          (0.01)
  Net Realized and Unrealized Gains/(Losses) on
     Investments................................          0.35             1.43           1.59
                                                      --------         --------        -------
  Total from Investment Activities..............          0.40             1.46           1.58
                                                      --------         --------        -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income.........................            --               --             --
                                                      --------         --------        -------
  Net Realized Gains............................            --            (0.03)            --
                                                      --------         --------        -------
  Total Dividends...............................            --            (0.03)            --
                                                      --------         --------        -------
NET ASSET VALUE, END OF PERIOD..................      $  13.41         $  13.01        $ 11.58
                                                      ========         ========        =======
TOTAL RETURN*(b)................................          3.07%           12.62%         15.80%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)..............      $176,105         $151,585        $78,636
Net Investment Income/(Loss)(c).................          0.82%            0.21%         (0.21)%
Expenses Before Reductions**(c).................          1.40%            1.45%          1.51%
Expenses Net of Reductions(c)...................          1.36%            1.45%          1.45%
Portfolio Turnover Rate(b)......................         21.94%           27.47%          9.61%

------------
* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

See accompanying notes to the financial statements.
 10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER GLOBAL FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1. ORGANIZATION

  The Allianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. Effective May 1, 2006, each of the Funds that were previously named with the prefix "USAZ" changed their name to the prefix "AZL."

 --   AZL AIM Basic Value Fund
 --   AZL AIM International Equity Fund
 --   AZL Davis NY Venture Fund
 --   AZL Dreyfus Founders Equity Growth Fund
 --   AZL Dreyfus Premier Small Cap Value Fund
 --   AZL Franklin Small Cap Value Fund
 --   AZL Jennison 20/20 Focus Fund
 --   AZL Jennison Growth Fund
 --   AZL Legg Mason Growth Fund
 --   AZL Legg Mason Value Fund
 --   AZL Money Market Fund
 --   AZL Neuberger Berman Regency Fund
 --   AZL OCC Renaissance Fund
 --   AZL OCC Value Fund
 --   AZL Oppenheimer Developing Markets Fund
 --   AZL Oppenheimer Emerging Growth Fund
 --   AZL Oppenheimer Emerging Technologies Fund
 --   AZL Oppenheimer Global Fund
 --   AZL Oppenheimer International Growth Fund
 --   AZL Oppenheimer Main Street Fund
 --   AZL PIMCO Fundamental IndexPLUS Total Return Fund
 --   AZL Salomon Brothers Large Cap Growth Fund
 --   AZL Salomon Brothers Small Cap Growth Fund
 --   AZL Van Kampen Aggressive Growth Fund
 --   AZL Van Kampen Comstock Fund
 --   AZL Van Kampen Emerging Growth Fund
 --   AZL Van Kampen Equity and Income Fund
 --   AZL Van Kampen Global Franchise Fund
 --   AZL Van Kampen Global Real Estate Fund
 --   AZL Van Kampen Growth and Income Fund
 --   AZL Van Kampen Mid Cap Growth Fund

  Effective May 1, 2006, the USAllianz Variable Insurance Products Trust changed its name to Allianz Variable Insurance Products Trust. These Notes to the Financial Statements are for the AZL Oppenheimer Global Fund (the "Fund").

  The Trust is authorized to issue an unlimited number of shares of the Fund without par value. The Trust is authorized to offer Class 1 and Class 2 shares of the Fund. However, only Class 2 shares have been available since the Fund's inception. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER GLOBAL FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on the trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER GLOBAL FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

  SECURITIES LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, approved by the Trust or Allianz Life Advisers, LLC, the investment manager of the Fund and when, in the judgment of the Trust, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2006, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF         VALUE OF
                                                                 COLLATERAL    LOANED SECURITIES
                                                                 -----------   -----------------
   AZL Oppenheimer Global Fund.................................  $22,231,447      $21,800,112

  The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Assets Portfolio at June 30, 2006. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

  COMMISSION RECAPTURE

  Certain Funds participate in a commission recapture program. The Funds will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Funds, excluding investment advisory fees. The amounts for the Fund are disclosed as expenses paid indirectly on the Statement of Operations.

  3. RELATED PARTY TRANSACTIONS

  Allianz Life Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and OppenheimerFunds, Inc. ("Oppenheimer"), Oppenheimer provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2007.

  For the six months ended June 30, 2006, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   AZL Oppenheimer Global Fund.................................     0.90%          1.39%

  Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2006, there were no contractual reimbursements that may potentially be made in subsequent years.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER GLOBAL FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

  Under an Administrative Services Agreement between the Funds and Manager, the Manager provides certain compliance oversight and filing services. The Manager is entitled to an amount equal to a portion of the Manager's quarterly expenses for employees who support the Trust's compliance program. In addition, the Manager is entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission. Fees are paid to the Manager on a quarterly basis and are reflected on the Statement of Operations as "Administrative services fees."

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with which certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex-wide annual base fee of $1,250,000 and an additional complex-wide asset-based fee, computed daily and paid monthly, which is based upon the following schedule:
  0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $5 billion, and 0.01% of net assets over $5 billion. The overall complex-wide level fees are subject to a minimum fee based on $50,000 for each Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes employees available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO"). Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $50,000 for the six months ended June 30, 2006, plus certain out-of-pocket expenses. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2006, $3,032 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the six months ended June 30, 2006, actual Trustee compensation was $203,750 in total for both Trusts.

  4. SECURITY PURCHASES AND SALES

  For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   AZL Oppenheimer Global Fund.................................  $62,056,857   $37,064,732

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER GLOBAL FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  5. OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust's website at https://www.allianzlife.com/ ProductsServices/Annuities/Variable/OptionInfo.aspx; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

                                  ALLIANZ FUNDS

THE ALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND SERVICES.   SANNRPT0606 8/06
THESE FUNDS ARE NOT FDIC INSURED.

                               AZL(R) OPPENHEIMER
                           INTERNATIONAL GROWTH FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006
                                  (UNAUDITED)

                                                                   ALLIANZ FUNDS

                               TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                       Schedule of Portfolio Investments
                                     Page 3

                      Statement of Assets and Liabilities
                                     Page 7

                            Statement of Operations
                                     Page 8

                       Statement of Changes in Net Assets
                                     Page 9

                              Financial Highlights
                                    Page 10

                       Notes to the Financial Statements
                                    Page 11

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER INTERNATIONAL GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the AZL Oppenheimer International Growth Fund, you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AZL Oppenheimer International Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Oppenheimer International Growth
     Fund.................................    $1,000.00       $1,077.40          $7.31              1.42%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the AZL Oppenheimer International Growth Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL Oppenheimer International Growth Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Oppenheimer International Growth
     Fund.................................    $1,000.00       $1,017.75          $7.10              1.42%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER INTERNATIONAL GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The AZL Oppenheimer International Growth Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2006.

   AZL OPPENHEIMER INTERNATIONAL                   PERCENT OF
   GROWTH FUND                                     NET ASSETS*
   -----------------------------               -------------------
   Aerospace/Defense.........................           1.5%
   Banking/Financial Services................          14.7
   Chemicals.................................           0.0
   Computers.................................           5.6
   Electronics...............................           5.0
   Health Care...............................           4.1
   Manufacturing.............................          22.3
   Media.....................................           4.4
   Oil/Gas...................................           6.1
   Pharmaceuticals...........................           5.6
   Real Estate...............................           2.4
   Research & Development....................           0.4
   Retail/Wholesale..........................          11.5
   Services..................................           6.4
   Telecommunications........................           5.4
   Travel/Entertainment......................           2.1
   Utilities.................................           0.3
   Short-Term Investments....................           2.6
                                                      -----
                                                      100.4%
                                                      =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%. For more information about the amounts for each industry, net assets, and total investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER INTERNATIONAL GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
 SHARES                                          VALUE
---------                                     ------------
COMMON STOCKS (97.8%):
Aerospace/Defense (1.5%):
  210,000    Empresa Brasileira de
               Aeronautica SA.............    $  1,921,087
                                              ------------
Banking/Financial Services (14.7%):
   70,856    3i Group plc.................       1,179,819
  108,880    AMP, Ltd.(+).................         740,292
  153,507    Anglo Irish Bank Corp. plc...       2,381,153
  168,640    Collins Stewart Tullett
               plc........................       2,363,889
   20,852    Commerzbank AG...............         755,560
   10,563    Credit Suisse Group..........         590,211
   14,900    Housing Development Finance
               Ltd. ......................         368,733
   45,000    ICICI Bank, Ltd., ADR........       1,064,250
  145,000    Joyo Bank, Ltd. .............         877,889
   30,300    Mediobanca SPA...............         592,460
      178    Mitsubishi Tokyo Financial
               Group, Inc. ...............       2,483,939
   18,898    MLP AG.......................         387,478
   54,940    Prudential plc...............         619,693
   56,769    Royal Bank of Scotland Group
               plc........................       1,863,631
    8,550    Societe Generale.............       1,254,864
    8,516    UBS AG, Registered Shares....         931,665
   90,375    UniCredito Italiano SPA......         706,024
                                              ------------
                                                19,161,550
                                              ------------
Chemicals (0.0%):
    6,000    Arkema Rights*...............          23,557
                                              ------------
Computers (5.6%):
  129,405    Autonomy Corp. plc*..........         979,822
  914,000    BenQ Corp.*..................         569,235
   10,690    Business Objects SA*.........         290,781
   31,650    Canon, Inc. .................       1,548,273
   12,100    Infosys Technologies Ltd.,
               ADR........................         813,944
   16,000    Infosys Technologies, Ltd.,
               ADR........................       1,222,560
   21,988    Logitech International SA*...         847,942
  150,420    Sage Group plc...............         640,767
   17,800    SQUARE ENIX Company,
               Ltd.(+)....................         371,265
                                              ------------
                                                 7,284,589
                                              ------------
Electronics (5.0%):
  116,900    Art Advanced Research
               Technologies, Inc. ........          60,754
   47,300    Art Advanced Research
               Technologies, Inc.*........          24,582
   50,591    Art Advanced Research
               Technologies, Inc.*........          26,293
  160,422    Art Advanced Research
               Technologies, Inc., Private
               Placement*.................          83,373
   36,700    ASM International NV*........         573,988
   26,580    Electrocomponents plc........         113,893
   36,500    HOYA Corp. ..................       1,305,079
    4,020    Keyence Corp. ...............       1,028,237

                                                  FAIR
 SHARES                                          VALUE
---------                                     ------------
COMMON STOCKS, CONTINUED
Electronics, continued
   19,400    Koninklijke Philips
               Electronics NV.............    $    606,461
   25,000    Nippon Electric Glass
               Company, Ltd. .............         503,800
   28,800    Omron Corp. .................         734,237
      939    Samsung Electronics Company,
               Ltd. ......................         599,471
   20,400    Sony Corp. ..................         899,398
                                              ------------
                                                 6,559,566
                                              ------------
Health Care (4.1%):
   50,800    Luxottica Group SPA(+).......       1,376,765
  104,400    Ortivus AB, Class A..........           2,902
   97,600    Ortivus AB, Class B*.........         347,294
    5,260    Phonak Holding AG............         328,326
    5,015    Synthes, Inc. ...............         604,395
   35,000    William Demant Holding
               A\S*.......................       2,612,574
                                              ------------
                                                 5,272,256
                                              ------------
Manufacturing (22.3%):
   35,159    Aalberts Industries NV.......       2,584,269
  247,332    ABB, Ltd. ...................       3,217,471
   19,711    Bayerische Motoren Werke
               AG.........................         982,593
   54,040    Cadbury Schweppes plc........         520,232
   73,300    Compania Vale do Rio Doce,
               ADR........................       1,508,514
   27,609    Continental AG...............       2,819,500
   10,440    Essilor International SA.....       1,049,683
   59,797    Foster's Group, Ltd.(+)......         243,081
   29,442    Honda Motor Company, Ltd. ...         930,723
    8,711    Hyundai Heavy Industries
               Company, Ltd. .............         978,958
    8,583    Koninklijke Numico NV........         384,878
   12,080    L'Oreal SA...................       1,138,693
   33,256    Neomax Company, Ltd.(+)......         701,380
   15,100    Nidec Corp. .................       1,087,588
    6,680    Pernod-Ricard SA(+)..........       1,323,093
      356    Porsche AG...................         344,353
   23,752    Rio Tinto plc................       1,245,960
   66,900    Safilo SPA*..................         314,830
    8,612    SEB SA.......................         950,389
   11,792    Siemens AG...................       1,026,190
      854    Sika AG*.....................         948,968
   13,800    Takeda Chemical Industries,
               Ltd. ......................         860,592
   15,813    Takeuchi MFG. Company,
               Ltd. ......................         713,358
   25,700    Terumo Corp. ................         855,452
   23,400    Toyota Motor Corp. ..........       1,224,473
   56,000    Ushio, Inc. .................       1,186,040
                                              ------------
                                                29,141,261
                                              ------------
Media (4.4%):
   63,999    British Sky Broadcasting
               Group plc..................         678,013
   11,411    Gestevision Telecinco
               SA(+)......................         273,257
   49,500    Grupo Televisa SA............         955,845
    4,323    GS Home Shopping, Inc. ......         326,836

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER INTERNATIONAL GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
 SHARES                                          VALUE
---------                                     ------------
COMMON STOCKS, CONTINUED
Media, continued
   71,700    Mediaset SPA.................    $    844,364
   13,200    News Corp., Class B..........         266,547
   21,825    Publishing & Broadcasting,
               Ltd.(+)....................         294,836
   15,450    Societe Television Francaise
               1..........................         503,049
   20,790    Vivendi Universal SA.........         727,417
      641    Yahoo! Japan Corp. ..........         338,789
   93,600    Zee Telefilms Limited........         489,768
                                              ------------
                                                 5,698,721
                                              ------------
Oil/Gas (6.1%):
   80,130    BG Group plc.................       1,071,720
   17,400    BP plc, ADR..................       1,211,214
   35,100    Fortum Oyj...................         896,657
    4,000    Neste Oil Oyj................         140,749
   40,800    Technip SA...................       2,255,065
   26,840    Total SA.....................       1,760,190
   14,500    Tsakos Energy Navigation,
               Ltd. ......................         604,360
                                              ------------
                                                 7,939,955
                                              ------------
Pharmaceuticals (5.6%):
   10,000    Astella Pharma, Inc. ........         368,000
   13,034    GlaxoSmithKline plc..........         363,878
    9,500    H. Lundbeck A/S..............         216,141
   93,000    Marshall Edwards, Inc.*......         315,270
   20,900    Neurosearch A/S*.............         605,815
  111,460    NicOx SA*....................       1,493,788
  550,369    Novogen, Ltd.*...............         995,612
    4,771    Roche Holding AG.............         788,165
   12,676    Sanofi-Aventis, ADR(+).......       1,236,897
   32,000    Shionogi & Company, Ltd. ....         569,581
  370,864    SkyePharma plc*..............         208,823
    6,300    Teva Pharmaceutical
               Industries, Ltd., ADR......         199,017
                                              ------------
                                                 7,360,987
                                              ------------
Real Estate (2.4%):
   72,400    Solidere, GDR*...............       1,594,972
   64,000    Sumitomo Realty & Development
               Company, Ltd. .............       1,585,961
                                              ------------
                                                 3,180,933
                                              ------------
Research & Development (0.4%):
  174,200    Qinetiq plc*.................         568,720
                                              ------------
Retail/Wholesale (11.5%):
   85,269    Bunzl plc....................         973,535
    8,970    Burberry Group plc...........          71,178
   10,000    Carlsberg A/S, Class B.......         730,112
    3,720    Carrefour SA.................         217,781
   17,639    Compagnie Finaciere Richemont
               AG, Class A................         806,325
   42,680    Dixons Group plc.............         150,725

                                                  FAIR
 SHARES                                          VALUE
---------                                     ------------
COMMON STOCKS, CONTINUED
Retail/Wholesale, continued
  121,360    Filtrona plc.................    $    651,963
   37,101    GUS plc......................         662,023
   15,650    Heineken NV..................         662,968
   43,000    Hennes & Mauritz AB, Class
               B..........................       1,665,006
   20,700    Industria de Diseno Textil
               SA.........................         872,468
    1,914    Nestle SA....................         600,705
   41,770    Next plc.....................       1,258,874
    6,600    Nintendo Company, Ltd. ......       1,111,321
   61,463    Nufarm, Ltd. ................         462,881
    3,390    Puma Rudolf Dassler Sport
               AG.........................       1,316,618
    4,597    Swatch Group AG, Class B.....         775,650
    4,501    Syngenta AG*.................         598,949
   66,580    William Morrison Supermarkets
               plc........................         239,183
   43,120    Wolseley plc.................         949,637
   18,252    Woolworths, Ltd.(+)..........         273,007
                                              ------------
                                                15,050,909
                                              ------------
Services (6.4%):
  196,110    BTG plc*.....................         489,520
  264,720    Capita Group plc.............       2,255,848
   14,364    Daito Trust Construction
               Company, Ltd. .............         798,793
   10,400    Impala Platinum Holdings,
               Ltd. ......................       1,915,594
    6,175    Koninklijke Boskalis
               Westminster NV.............         418,420
   35,149    Leighton Holdings, Ltd.(+)...         453,631
   39,900    Prosegur, Compania de
               Seguridad SA...............         995,039
    6,900    Randstad Holding NV..........         404,696
    5,960    Vinci SA.....................         613,108
                                              ------------
                                                 8,344,649
                                              ------------
Telecommunications (5.4%):
      143    KDDI Corp. ..................         882,556
   29,600    Nokia Oyj....................         598,848
   11,800    SK Telecom Company, Ltd.,
               ADR........................         276,356
  150,700    Tandberg ASA(+)..............       1,245,035
  808,300    Telefonaktiebolaget LM
               Ericsson, Class B..........       2,672,110
   30,464    United Internet AG,
               Registered Shares..........         434,689
  436,040    Vodafone Group plc...........         927,476
                                              ------------
                                                 7,037,070
                                              ------------
Travel/Entertainment (2.1%):
   20,200    Carnival Corp., Class A......         843,148
  165,803    easyJet plc*.................       1,179,761
   65,050    William Hill plc.............         752,266
                                              ------------
                                                 2,775,175
                                              ------------

continued
 4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER INTERNATIONAL GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
 SHARES                                          VALUE
---------                                     ------------
COMMON STOCKS, CONTINUED
Utilities (0.3%):
   75,290    Ceres Power Holdings plc*....    $    331,318
                                              ------------
  Total Common Stocks
    (Cost $109,460,520)                        127,652,303
                                              ------------
DEPOSIT ACCOUNT (2.3%):
3,052,633    NTRS London Deposit
               Account....................       3,052,633
                                              ------------
  Total Deposit Account
    (Cost $3,052,633)                            3,052,633
                                              ------------
COLLATERAL FOR SECURITIES ON LOAN (0.3%):
  368,050    Allianz Dresdner Daily Asset
               Fund.......................         368,050
                                              ------------
  Total Collateral for Securities on Loan
    (Cost $368,050)                                368,050
                                              ------------
  Total Investments
    (Cost $112,881,204)(a)--100.4%             131,072,986
  Liabilities in excess of other
  assets--(0.4)%                                  (579,050)
                                              ------------
  Net Assets--100.0%                          $130,493,936
                                              ============

------------

Percentages indicated are based on net assets of $130,493,936.

*   Non-income producing security.

(+) All or a portion of security is loaned as of June 30, 2006.

ADR--American Depositary Receipt.

GDR--Global Depositary Receipt.

(a) Cost for federal income tax purposes is $113,677,057. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

    Unrealized appreciation...................  $21,478,779
    Unrealized depreciation...................   (4,082,850)
                                                -----------
    Net unrealized appreciation...............  $17,395,929
                                                ===========

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER INTERNATIONAL GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

   Aggregate cost for federal income tax purposes is substantially the same.

   The following represents the concentrations by country as of June 30, 2006 based upon the total fair value of investments.

    COUNTRY                                      PERCENTAGE
    -------                                      ----------
    United Kingdom............................      18.6%
    Japan.....................................      17.5%
    France....................................      11.4%
    Switzerland...............................       8.5%
    Germany...................................       6.2%
    Netherlands...............................       4.3%
    Sweden....................................       3.6%
    United States.............................       3.2%
    Denmark...................................       3.2%
    India.....................................       3.0%
    Italy.....................................       2.9%
    Australia.................................       2.7%
    Brazil....................................       2.6%
    Ireland...................................       1.8%
    Korea.....................................       1.7%
    Spain.....................................       1.6%
    South Africa..............................       1.5%
    Finland...................................       1.3%
    Latvia....................................       1.2%
    Norway....................................       1.0%
    Mexico....................................       0.7%
    Panama....................................       0.7%
    Taiwan....................................       0.4%
    Israel....................................       0.2%
    Canada....................................       0.2%
                                                   ------
                                                   100.0%
                                                   ======

See accompanying notes to the financial statements.
 6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

                                                                    AZL
                                                                OPPENHEIMER
                                                               INTERNATIONAL
                                                                GROWTH FUND
                                                               -------------
ASSETS
Investment securities, at cost..............................   $112,881,204
                                                               ============
Investment securities, at value*............................   $131,072,986
Interest and dividends receivable...........................        139,618
Receivable for capital shares issued........................        485,540
Receivable for investments sold.............................         16,127
Reclaims receivable.........................................         23,701
                                                               ------------
  Total Assets..............................................    131,737,972
                                                               ------------
LIABILITIES
Payable to custodian........................................        439,941
Payable for investments purchased...........................        254,368
Payable for capital shares redeemed.........................          4,072
Payable for return of collateral received...................        368,050
Manager fees payable........................................        101,529
Administration fees payable.................................          8,697
Distribution fees payable...................................         26,115
Administrative services fees payable........................            604
Compliance services fees payable............................            179
Other accrued liabilities...................................         40,481
                                                               ------------
  Total Liabilities.........................................      1,244,036
                                                               ------------
NET ASSETS..................................................   $130,493,936
                                                               ============
NET ASSETS CONSIST OF:
  Capital...................................................    109,021,499
  Undistributed net investment income/(loss)................        789,605
  Net realized gains/(losses) on investments................      2,494,414
  Net unrealized appreciation/(depreciation) on
     investments............................................     18,188,418
                                                               ------------
NET ASSETS..................................................   $130,493,936
                                                               ============
Shares of beneficial interest...............................      8,297,024
Net Asset Value (offering and redemption price per share)...   $      15.73
                                                               ============

------------
*   Includes securities on loan of $346,114.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

                                                                    AZL
                                                                OPPENHEIMER
                                                               INTERNATIONAL
                                                                GROWTH FUND
                                                               -------------
INVESTMENT INCOME:
Interest....................................................     $   81,041
Dividends...................................................      1,606,942
Foreign tax withholding.....................................        (58,893)
Income from securities lending..............................         42,254
                                                                 ----------
  Total Investment Income...................................      1,671,344
                                                                 ----------
EXPENSES:
Manager fees................................................        482,636
Administration fees.........................................         34,501
Distribution fees...........................................        154,883
Administrative services fees................................          1,156
Compliance services fees....................................          1,058
Custodian fees..............................................         61,745
Trustees' fees..............................................          4,021
Recoupment of prior expenses reimbursed by the Manager......         92,759
Other expenses..............................................         48,980
                                                                 ----------
  Total Expenses............................................        881,739
                                                                 ----------
NET INVESTMENT INCOME/(LOSS)................................        789,605
                                                                 ----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on securities transactions......      2,498,221
Change in unrealized appreciation/depreciation on
  securities................................................      3,955,043
                                                                 ----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...      6,453,264
                                                                 ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............     $7,242,869
                                                                 ==========

See accompanying notes to the financial statements.
 8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      AZL OPPENHEIMER
                                                                 INTERNATIONAL GROWTH FUND
                                                              -------------------------------
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2006             2005
                                                              ----------------   ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $    789,605     $   111,112
  Net realized gains/(losses) on investments................       2,498,221          49,558
  Change in unrealized appreciation/depreciation on
     investments............................................       3,955,043       9,868,820
                                                                ------------     -----------
  Change in net assets resulting from operations:...........       7,242,869      10,029,490
                                                                ------------     -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................              --              --
  From net realized gains...................................              --      (2,273,501)
                                                                ------------     -----------
  Change in net assets resulting from dividends to
     shareholders...........................................              --      (2,273,501)
                                                                ------------     -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      57,102,819      56,201,863
  Proceeds from dividends reinvested........................              --       2,273,501
  Cost of shares redeemed...................................     (31,098,659)     (7,033,807)
                                                                ------------     -----------
  Change due to capital contributions.......................      26,004,160      51,441,557
                                                                ------------     -----------
  Change in net assets......................................      33,247,029      59,197,546
NET ASSETS:
  Beginning of period.......................................      97,246,907      38,049,361
                                                                ------------     -----------
  End of period.............................................    $130,493,936     $97,246,907
                                                                ============     ===========
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $    789,605     $        --
                                                                ============     ===========
SHARE TRANSACTIONS:
  Shares issued.............................................       3,617,936       4,139,551
  Dividends reinvested......................................              --         163,092
  Shares redeemed...........................................      (1,983,578)       (522,107)
                                                                ------------     -----------
  Change in shares..........................................       1,634,358       3,780,536
                                                                ============     ===========

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER INTERNATIONAL GROWTH FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                                                NOVEMBER 5,
                                      SIX MONTHS ENDED         YEAR ENDED DECEMBER 31,            2001 TO
                                          JUNE 30,       ------------------------------------   DECEMBER 31,
                                            2006          2005      2004      2003      2002      2001(A)
                                      ----------------   -------   -------   -------   ------   ------------
                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD............................      $  14.60       $ 13.20   $ 11.57   $  8.75   $10.25      $10.00
                                          --------       -------   -------   -------   ------      ------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)......          0.10          0.02      0.04      0.12     0.09       (0.01)
  Net Realized and Unrealized
    Gains/(Losses) on Investments...          1.03          1.83      1.63      2.81    (1.50)       0.26
                                          --------       -------   -------   -------   ------      ------
  Total from Investment
    Activities......................          1.13          1.85      1.67      2.93    (1.41)       0.25
                                          --------       -------   -------   -------   ------      ------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income.............            --            --     (0.04)    (0.10)   (0.09)         --
  Net Realized Gains................            --         (0.45)       --     (0.01)      --          --
                                          --------       -------   -------   -------   ------      ------
  Total Dividends...................            --         (0.45)    (0.04)    (0.11)   (0.09)         --
                                          --------       -------   -------   -------   ------      ------
NET ASSET VALUE, END OF PERIOD......      $  15.73       $ 14.60   $ 13.20   $ 11.57   $ 8.75      $10.25
                                          ========       =======   =======   =======   ======      ======
TOTAL RETURN*(b)....................          7.74%        14.18%    14.48%    33.77%  (13.90)%      2.50%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Net Assets, End of Period
  ($000's)..........................      $130,494       $97,247   $38,049   $14,660   $6,395      $5,324
Net Investment Income/(Loss)(c).....          1.27%         0.19%     0.21%     1.05%    0.91%      (0.52)%
Expenses Before Reductions**(c).....          1.42%         1.51%     1.77%     1.91%    3.36%       3.56%
Expenses Net of Reductions(c).......          1.42%         1.45%     1.40%     1.25%    1.25%       1.25%
Portfolio Turnover Rate(b)..........         16.17%        19.24%    95.05%     9.22%    5.19%       0.00%

------------
* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

See accompanying notes to the financial statements.
 10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER INTERNATIONAL GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1. ORGANIZATION

  The Allianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. Effective May 1, 2006, each of the Funds that were previously named with the prefix "USAZ" changed their name to the prefix "AZL."

 --   AZL AIM Basic Value Fund
 --   AZL AIM International Equity Fund
 --   AZL Davis NY Venture Fund
 --   AZL Dreyfus Founders Equity Growth Fund
 --   AZL Dreyfus Premier Small Cap Value Fund
 --   AZL Franklin Small Cap Value Fund
 --   AZL Jennison 20/20 Focus Fund
 --   AZL Jennison Growth Fund
 --   AZL Legg Mason Growth Fund
 --   AZL Legg Mason Value Fund
 --   AZL Money Market Fund
 --   AZL Neuberger Berman Regency Fund
 --   AZL OCC Renaissance Fund
 --   AZL OCC Value Fund
 --   AZL Oppenheimer Developing Markets Fund
 --   AZL Oppenheimer Emerging Growth Fund
 --   AZL Oppenheimer Emerging Technologies Fund
 --   AZL Oppenheimer Global Fund
 --   AZL Oppenheimer International Growth Fund
 --   AZL Oppenheimer Main Street Fund
 --   AZL PIMCO Fundamental IndexPLUS Total Return Fund
 --   AZL Salomon Brothers Large Cap Growth Fund
 --   AZL Salomon Brothers Small Cap Growth Fund
 --   AZL Van Kampen Aggressive Growth Fund
 --   AZL Van Kampen Comstock Fund
 --   AZL Van Kampen Emerging Growth Fund
 --   AZL Van Kampen Equity and Income Fund
 --   AZL Van Kampen Global Franchise Fund
 --   AZL Van Kampen Global Real Estate Fund
 --   AZL Van Kampen Growth and Income Fund
 --   AZL Van Kampen Mid Cap Growth Fund

  Effective May 1, 2006, the USAllianz Variable Insurance Products Trust changed its name to Allianz Variable Insurance Products Trust. These Notes to the Financial Statements are for the AZL Oppenheimer International Growth Fund (the "Fund").

  The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER INTERNATIONAL GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in the determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on the trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER INTERNATIONAL GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

  SECURITIES LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, approved by the Trust or Allianz Life Advisers, LLC, the investment manager of the Fund and when, in the judgment of the Trust, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2006, the Fund had the following amounts outstanding related to securities lending:

                                                                               VALUE OF
                                                                  VALUE OF      LOANED
                                                                 COLLATERAL   SECURITIES
                                                                 ----------   ----------
   AZL Oppenheimer International Growth Fund...................   $368,050     $346,114

  The Fund received cash collateral for securities loaned. The cash was invested in a Allianz Dresdner Daily Asset Fund at June 30, 2006. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

  COMMISSION RECAPTURE

  Certain Funds participate in a commission recapture program. The Funds will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Funds, excluding investment advisory fees. The amounts for the Fund are disclosed as expenses paid indirectly on the Statement of Operations.

3. RELATED PARTY TRANSACTIONS

  Allianz Life Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and OppenheimerFunds, Inc. ("Oppenheimer"), Oppenheimer provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and Allianz Life Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2007.

  The fees payable to the Manager are based on a tiered structure for various net assets levels: the first $50 million at 0.875%, the next $150 million at 0.715%, the next $300 million at 0.625%, and over $500 million at 0.60%. The annual expense limit of the Fund is 1.45%.

  Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER INTERNATIONAL GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Fund's expenses to exceed the stated limit during the respective year. At June 30, 2006, the contractual reimbursements that may potentially be made in subsequent years were as follows:

                                                                  EXPIRES      EXPIRES
                                                                 12/31/2007   12/31/2008
                                                                 ----------   ----------
   AZL Oppenheimer International Growth Fund...................   $75,270      $35,601

  In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

  The Fund's lending agent is Dresdner Bank, AG (the "Agent"), an affiliate of Allianz Life Advisers LLC. Under the terms of the Securities Lending Agreement, the Agent is entitled to receive 25% of the income earned from securities lending. During the six months ended June 30, 2006, the Agent received $11,942 in fees for acting as the Securities Lending Agent.

  Under an Administrative Services Agreement between the Funds and Manager, the Manager provides certain compliance oversight and filing services. The Manager is entitled to an amount equal to a portion of the Manager's quarterly expenses for employees who support the Trust's compliance program. In addition, the Manager is entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission. Fees are paid to the Manager on a quarterly basis and are reflected on the Statement of Operations as "Administrative services fees."

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with which certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex-wide annual base fee of $1,250,000 and an additional complex-wide asset-based fee, computed daily and paid monthly, which is based upon the following schedule:
  0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $5 billion, and 0.01% of net assets over $5 billion. The overall complex-wide level fees are subject to a minimum fee based on $50,000 for each Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes employees available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO"). Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $50,000 for the six months ended June 30, 2006, plus certain out-of-pocket expenses. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2006, $3,416 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the six months ended June 30, 2006, actual Trustee compensation was $203,750 in total for both Trusts.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER INTERNATIONAL GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

4. SECURITY PURCHASES AND SALES

  For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   AZL Oppenheimer International Growth Fund...................  $46,406,806   $19,325,259

5. OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust's website at https://www.allianzlife.com/ ProductsServices/Annuities/Variable/OptionInfo.aspx; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

                                  ALLIANZ FUNDS

THE ALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND SERVICES.   SANNRPT0606 8/06
THESE FUNDS ARE NOT FDIC INSURED.

                               AZL(R) OPPENHEIMER
                                MAIN STREET FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006
                                  (UNAUDITED)

                                                                   ALLIANZ FUNDS

                               TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                       Schedule of Portfolio Investments
                                     Page 3

                      Statement of Assets and Liabilities
                                     Page 9

                            Statement of Operations
                                    Page 10

                       Statement of Changes in Net Assets
                                    Page 11

                              Financial Highlights
                                    Page 12

                       Notes to the Financial Statements
                                    Page 13

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER MAIN STREET FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the AZL Oppenheimer Main Street Fund, you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AZL Oppenheimer Main Street Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Oppenheimer Main Street Fund.......    $1,000.00       $1,029.00          $5.99              1.19%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the AZL Oppenheimer Main Street Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL Oppenheimer Main Street Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Oppenheimer Main Street Fund.......    $1,000.00       $1,018.89          $5.96              1.19%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER MAIN STREET FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The AZL Oppenheimer Main Street Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2006.

                                                PERCENT OF
   AZL OPPENHEIMER MAIN STREET FUND            NET ASSETS*
   --------------------------------            ------------
   Aerospace/Defense.........................       1.2%
   Airlines..................................       0.4
   Automobiles...............................       0.0
   Banking & Financial Services..............      23.1
   Beverages.................................       1.7
   Chemicals.................................       0.3
   Computers.................................       8.3
   Construction..............................       0.1
   E-Commerce................................       0.6
   Electronics...............................       4.5
   Food......................................       0.3
   Health Care...............................       6.2
   Insurance.................................       0.8
   Manufacturing.............................      13.1
   Media.....................................       1.1
   Metals/Mining.............................       0.0
   Oil/Gas...................................      14.0
   Pharmaceuticals...........................       4.9
   Real Estate...............................       0.1
   Retail/Wholesale..........................       7.7
   Services..................................       2.9
   Telecommunications........................       3.8
   Transportation............................       1.0
   Travel/Entertainment......................       1.5
   Utilities.................................       1.6
   Short-Term Investments....................       5.3
                                                  -----
                                                  104.5%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%. For more information about the amounts for each industry, net assets, and total investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER MAIN STREET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
 SHARES                                          VALUE
---------                                     ------------
COMMON STOCKS (99.2%):
Aerospace/Defense (1.2%):
      500    Alliant Techsystems, Inc.*...    $     38,175
      500    Armor Holdings, Inc.*(+).....          27,415
    8,400    Lockheed Martin Corp. .......         602,616
   12,200    Raytheon Co. ................         543,754
                                              ------------
                                                 1,211,960
                                              ------------
Airlines (0.4%):
      900    AMR Corp.*(+)................          22,878
    1,200    Continental Airlines, Class
               B*(+)......................          35,760
    1,800    Southwest Airlines Co. ......          29,466
    3,900    United Technologies Corp. ...         247,338
      600    US Airways Group, Inc.*(+)...          30,324
                                              ------------
                                                   365,766
                                              ------------
Automobiles (0.0%):
      200    Group 1 Automotive,
               Inc.(+)....................          11,268
      400    Tenneco, Inc.*(+)............          10,400
                                              ------------
                                                    21,668
                                              ------------
Banking/Financial Services (23.1%):
    6,300    ACE, Ltd. ...................         318,717
    3,600    AFLAC, Inc. .................         166,860
   13,300    Allstate Corp. ..............         727,909
    1,200    American Capital Strategies,
               Ltd.(+)....................          40,176
    4,600    American Express Co. ........         244,812
   19,000    American International Group,
               Inc. ......................       1,121,950
    2,500    AmeriCredit Corp.*(+)........          69,800
    3,500    Ameriprise Financial,
               Inc. ......................         156,345
    7,100    Aon Corp. ...................         247,222
    1,500    Astoria Financial Corp.(+)...          45,675
   46,208    Bank of America Corp. .......       2,222,605
   11,600    Bank of New York Company,
               Inc. ......................         373,520
      200    BankUnited Financial
               Corp.(+)...................           6,104
    6,000    BB&T Corp. ..................         249,540
    3,600    Bear Stearns Companies,
               Inc. ......................         504,288
    1,572    Capital One Financial
               Corp. .....................         134,327
    6,800    Charles Schwab Corp. ........         108,664
    7,600    Chubb Corp. .................         379,240
    1,500    CIGNA Corp. .................         147,765
    6,100    CIT Group, Inc. .............         318,969
   41,900    Citigroup, Inc. .............       2,021,256
    1,300    Comerica, Inc. ..............          67,587
      300    Digital Insight Corp.*(+)....          10,287
   11,100    Genworth Financial, Inc. ....         386,724
    1,200    Golden West Financial
               Corp. .....................          89,040
    6,500    Goldman Sachs Group, Inc. ...         977,795
    5,800    Hartford Financial Services
               Group, Inc. ...............         490,680
    2,300    Hudson City Bancorp, Inc. ...          30,659
    1,400    Huntington Bancshares,
               Inc. ......................          33,012
      300    International Securities
               Exchange, Inc.(+)..........          11,421
    2,000    Janus Capital Group, Inc. ...          35,800
    1,100    Jefferies Group, Inc.(+).....          32,593
   36,884    JPMorgan Chase & Co. ........       1,549,128
    4,800    KeyCorp......................         171,264
      300    Knight Capital Group,
               Inc.*......................           4,569
      300    LandAmerica Financial Group,
               Inc.(+)....................          19,380
    9,700    Lehman Brothers Holdings,
               Inc. ......................         631,955
    6,000    Lincoln National Corp. ......         338,640
    2,200    M&T Bank Corp.(+)............         259,424
    1,000    MBIA, Inc.(+)................          58,550
   10,900    Mellon Financial Corp. ......         375,287
   13,400    Merrill Lynch & Company,
               Inc. ......................         932,104
    6,100    MetLife, Inc. ...............         312,381
      600    MGIC Investment Corp.(+).....          39,000
      600    Moody's Corp. ...............          32,676
   16,700    Morgan Stanley...............       1,055,607
   11,700    National City Corp. .........         423,423
      200    Northern Trust Corp. ........          11,060
    5,400    Paychex, Inc. ...............         210,492
      200    Piper Jaffray Company,
               Inc.*(+)...................          12,242
      800    PMI Group, Inc.(+)...........          35,664
    2,200    PNC Financial Services
               Group......................         154,374
    9,000    Principal Financial Group,
               Inc. ......................         500,850
    2,700    Progressive Corp. ...........          69,417
      600    Raymond James Financial,
               Inc.(+)....................          18,162
      200    Regions Financial Corp. .....           6,624
      400    SAFECO Corp. ................          22,540
   13,200    St. Paul Companies, Inc. ....         588,456
      600    StanCorp Financial Group,
               Inc. ......................          30,546
      900    State Street Corp. ..........          52,281
    4,000    SunTrust Banks, Inc. ........         305,040
      800    TCF Financial Corp.(+).......          21,160
   31,400    U.S. Bancorp.................         969,632
   20,700    Wachovia Corp. ..............       1,119,456
   13,160    Washington Mutual, Inc. .....         599,833
      300    Webster Financial Corp. .....          14,232
   13,200    Wells Fargo & Co. ...........         885,456
                                              ------------
                                                23,602,247
                                              ------------

                                                  FAIR
 SHARES                                          VALUE
---------                                     ------------
COMMON STOCKS, CONTINUED
Beverages (1.7%):
   18,000    Coca-Cola Co. ...............    $    774,360
    2,700    Pepsi Bottling Group,
               Inc. ......................          86,805
   14,600    PepsiCo, Inc. ...............         876,584
                                              ------------
                                                 1,737,749
                                              ------------
Chemicals (0.3%):
    3,800    Air Products and Chemical,
               Inc. ......................         242,896
      200    H.B. Fuller Co.(+)...........           8,714
      600    Hercules, Inc.*..............           9,156
      200    NewMarket Corp.(+)...........           9,812
                                              ------------
                                                   270,578
                                              ------------

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER MAIN STREET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
 SHARES                                          VALUE
---------                                     ------------
COMMON STOCKS, CONTINUED
Computers (8.3%):
    5,600    Apple Computer, Inc.*........    $    319,872
    5,100    BEA Systems, Inc.*...........          66,759
    2,000    BMC Software, Inc.*..........          47,800
    1,800    Brocade Communications
               Systems, Inc.*(+)..........          11,052
    1,200    Ceridian Corp.*..............          29,328
   54,900    Cisco Systems, Inc.*.........       1,072,197
    5,100    Computer Sciences Corp.*.....         247,044
   35,100    Dell, Inc.*..................         856,791
    2,500    Earthlink, Inc.*(+)..........          21,650
      700    Gamestop Corp., Class
               A*(+)......................          29,400
      700    Global Payments, Inc. .......          33,985
   38,700    Hewlett-Packard Co. .........       1,226,016
   12,500    International Business
               Machines Corp. ............         960,250
    1,300    Intuit, Inc.*................          78,507
   99,900    Microsoft Corp. .............       2,327,670
      500    Moneygram International,
               Inc. ......................          16,975
      800    NCR Corp.*...................          29,312
    5,900    NVIDIA Corp.*................         125,611
   55,700    Oracle Corp.*................         807,093
      300    Reynolds & Reynolds Co.,
               Class A(+).................           9,201
      400    Tech Data Corp.*.............          15,324
    1,400    TIBCO Software, Inc.*(+).....           9,870
    1,800    United Online, Inc.(+).......          21,600
    4,700    Western Digital Corp.*(+)....          93,107
                                              ------------
                                                 8,456,414
                                              ------------
Construction (0.1%):
      200    Emcor Group, Inc.*...........           9,734
      500    Granite Construction,
               Inc.(+)....................          22,635
    1,100    Louisiana-Pacific Corp. .....          24,090
      900    USG Corp.*(+)................          65,637
                                              ------------
                                                   122,096
                                              ------------
E-Commerce (0.6%):
    1,400    Google, Inc., Class A*.......         587,062
                                              ------------
Electronics (4.5%):
   15,700    Advanced Micro Devices,
               Inc.*......................         383,394
   10,600    Agilent Technologies,
               Inc.*......................         334,536
    3,500    Analog Devices, Inc. ........         112,490
   21,600    Applied Materials, Inc. .....         351,648
    1,500    Arrow Electronics, Inc.*.....          48,300
      480    Brightpoint, Inc.*(+)........           6,494
    1,300    Cadence Design Systems,
               Inc.*(+)...................          22,295
      600    Cymer, Inc.*(+)..............          27,876
   13,860    Freescale Semiconductor,
               Inc., Class B*.............         407,484
      300    Hubbell, Inc. ...............          14,295
   64,500    Intel Corp. .................       1,222,275
    1,900    Intersil Corp. ..............          44,175
    1,500    Lam Research Corp.*..........          69,930
    4,300    LSI Logic Corp.*.............          38,485
      900    MEMC Electronic Materials,
               Inc.*......................          33,750
      100    Mettler Toledo International,
               Inc.*......................           6,057
   18,400    Micron Technology, Inc.*.....         277,104
    6,600    National Semiconductor
               Corp. .....................         157,410
      800    OmniVision Technologies,
               Inc.*(+)...................          16,896
    2,000    ON Semiconductor Corp.*(+)...          11,760
      600    Plexus Corp.*................          20,526
   12,900    Solectron Corp.*.............          44,118
    3,200    Synopsys, Inc.*..............          60,064
   29,200    Texas Instruments, Inc. .....         884,468
      400    Zoran Corp.*(+)..............           9,736
                                              ------------
                                                 4,605,566
                                              ------------

                                                  FAIR
 SHARES                                          VALUE
---------                                     ------------
COMMON STOCKS, CONTINUED
Food (0.3%):
    6,400    Campbell Soup Co. ...........    $    237,504
      600    CKE Restaurants, Inc.(+).....           9,966
      700    Dean Foods Co.*..............          26,033
    1,400    Del Monte Foods Co. .........          15,722
      300    Performance Food Group
               Co.*(+)....................           9,114
                                              ------------
                                                   298,339
                                              ------------
Health Care (6.2%):
   13,500    Abbott Laboratories..........         588,735
    2,400    Aetna, Inc. .................          95,832
    2,200    Applera Corp.--Applied
               Biosystems Group...........          71,170
    6,100    Becton, Dickinson & Co. .....         372,893
    1,000    Biomet, Inc. ................          31,290
   10,023    Boston Scientific Corp.*.....         168,787
    9,100    Cardinal Health, Inc. .......         585,403
    1,300    Express Scripts, Inc.*.......          93,262
      100    Genesis HealthCare
               Corp.*(+)..................           4,737
    7,500    HCA, Inc. ...................         323,625
    1,500    Humana, Inc.*................          80,550
   22,000    Johnson & Johnson............       1,318,240
      900    Laboratory Corporation of
               America Holdings*..........          56,007
      500    Manor Care, Inc.(+)..........          23,460
    9,600    McKesson Corp. ..............         453,888
    2,400    Medtronic, Inc. .............         112,608
      800    Pediatrix Medical Group,
               Inc.*(+)...................          36,240
    3,300    Quest Diagnostics, Inc. .....         197,736
    1,100    Sierra Health Services,
               Inc.*......................          49,533
      500    Sunrise Senior Living,
               Inc.*(+)...................          13,825
   20,170    UnitedHealth Group, Inc. ....         903,213
   10,307    Wellpoint, Inc.*.............         750,040
                                              ------------
                                                 6,331,074
                                              ------------
Insurance (0.8%):
      700    Amerus Group Co.(+)..........          40,985
      900    Assurant, Inc. ..............          43,560
      700    Hanover Insurance Group,
               Inc. ......................          33,222
    1,100    Old Republic International
               Corp. .....................          23,507

continued
 4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER MAIN STREET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
 SHARES                                          VALUE
---------                                     ------------
COMMON STOCKS, CONTINUED
Insurance, continued
    7,600    Prudential Financial,
               Inc. ......................    $    590,520
      900    Radian Group, Inc. ..........          55,602
      700    W.R. Berkley Corp. ..........          23,891
                                              ------------
                                                   811,287
                                              ------------
Manufacturing (13.1%):
   12,200    3M Co. ......................         985,394
      600    Acuity Brands, Inc.(+).......          23,346
      600    Agco Corp.*(+)...............          15,792
      800    AK Steel Holding Corp.*......          11,064
      300    Applied Industrial
               Technologies, Inc.(+)......           7,293
      400    Autoliv, Inc. ...............          22,628
      400    Black & Decker Corp. ........          33,784
   12,800    Boeing Co. ..................       1,048,448
      500    Carpenter Technology
               Corp.(+)...................          57,750
    6,000    Caterpillar, Inc. ...........         446,880
      200    Columbia Sportswear
               Co.*(+)....................           9,052
      900    Commercial Metals Co.(+).....          23,130
      400    Commscope, Inc.*(+)..........          12,568
   14,200    ConAgra Foods, Inc. .........         313,962
      400    Cooper Industries, Ltd.,
               Class A....................          37,168
      200    Cummins Engine, Inc.(+)......          24,450
    2,800    Danaher Corp.(+).............         180,096
      300    Eagle Materials, Inc., Class
               A(+).......................          14,250
    5,300    Eaton Corp. .................         399,620
      800    Flowserve Corp.*(+)..........          45,520
    7,600    Freeport-McMoRan Copper &
               Gold, Inc., Class B........         421,116
    8,200    General Dynamics Corp. ......         536,772
   76,200    General Electric Co. ........       2,511,553
    2,000    H.J. Heinz Co. ..............          82,440
    2,000    Honeywell International,
               Inc. ......................          80,600
   11,600    Illinois Tool Works, Inc. ...         551,000
    7,200    Ingersoll Rand Co. ..........         308,016
    5,000    Johnson Controls, Inc. ......         411,100
      200    Kellwood Co.(+)..............           5,854
      900    Leggett & Platt, Inc. .......          22,482
      500    Lennox International,
               Inc.(+)....................          13,240
      600    Liz Claiborne, Inc.(+).......          22,236
      400    Manitowoc Company, Inc.(+)...          17,800
   13,900    Masco Corp. .................         411,996
      600    MeadWestvaco Corp. ..........          16,758
    9,100    Nucor Corp. .................         493,675
      300    OM Group, Inc.*(+)...........           9,255
      100    PACCAR, Inc. ................           8,238
      500    Packaging Corp. of America...          11,010
      200    Parker Hannifin Corp. .......          15,520
    4,100    Phelps Dodge Corp.(+)........         336,856
      100    Phillips-Van Heusen
               Corp.(+)...................           3,816
    3,700    PPG Industries, Inc. ........         244,200
   18,252    Procter & Gamble Co. ........       1,014,811
      300    Quanex Corp.(+)..............          12,921
    3,600    Reynolds American, Inc.(+)...         415,080
    4,800    Rockwell Automation, Inc. ...         345,648
    5,400    Rohm and Haas Co. ...........         270,648
      300    Schnitzer Steel Industries,
               Inc., Class A(+)...........          10,644
      200    Smith (A.O.) Corp.(+)........           9,272
    2,500    Southern Copper Corp.(+).....         222,825
    1,000    Spx Corp. ...................          55,950
      500    Steel Dynamics, Inc.(+)......          32,870
    1,100    Thermo Electron Corp.*(+)....          39,864
      500    Toro Co. ....................          23,350
      750    Trinity Industries,
               Inc.(+)....................          30,300
      690    Tronox, Inc., Class B(+).....           9,087
    7,300    Tyco International, Ltd. ....         200,750
      700    United States Steel Corp. ...          49,084
      300    Wabtec Corp.(+)..............          11,220
      700    Worthington Industries,
               Inc.(+)....................          14,665
   23,200    Xerox Corp.*.................         322,712
                                              ------------
                                                13,339,429
                                              ------------

                                                  FAIR
 SHARES                                          VALUE
---------                                     ------------
COMMON STOCKS, CONTINUED
Media (1.1%):
    3,200    Comcast Corp., Class A*......    $    104,768
    3,800    Gannett Company, Inc. .......         212,534
    7,300    McGraw-Hill Companies,
               Inc. ......................         366,679
   14,800    News Corp., Class A..........         283,864
    6,100    Time Warner, Inc. ...........         105,530
      182    Viacom Inc., Class B*........           6,523
                                              ------------
                                                 1,079,898
                                              ------------
Metals/Mining (0.0%):
      200    Chaparral Steel Co.*(+)......          14,404
      600    Foundation Coal Holdings,
               Inc.(+)....................          28,158
      200    Kaydon Corp.(+)..............           7,462
                                              ------------
                                                    50,024
                                              ------------
Oil/Gas (14.0%):
   11,400    Anadarko Petroleum Corp. ....         543,666
    7,100    Apache Corp. ................         484,575
    2,400    Canadian Natural Resources,
               Ltd. ......................         132,731
   27,577    Chevron Corp. ...............       1,711,429
      800    Cimarex Energy Co.(+)........          34,400
      600    Comstock Resources,
               Inc.*(+)...................          17,916
   21,839    ConocoPhillips...............       1,431,110
   10,100    Devon Energy Corp. ..........         610,141
    6,900    EOG Resources, Inc. .........         478,446
   63,100    Exxon Mobil Corp. ...........       3,871,184
    1,200    Frontier Oil Corp.(+)........          38,880
      800    Grey Wolf, Inc.*(+)..........           6,160
    8,600    Hess Corp. ..................         454,510
      400    Holly Corp.(+)...............          19,280
      300    KCS Energy, Inc.*(+).........           8,910
    8,852    Kerr-McGee Corp. ............         613,886

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER MAIN STREET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
 SHARES                                          VALUE
---------                                     ------------
COMMON STOCKS, CONTINUED
Oil/Gas, continued
    7,700    Marathon Oil Corp. ..........    $    641,410
      400    NS Group, Inc.*(+)...........          22,032
    7,852    Occidental Petroleum
               Corp. .....................         805,223
    1,100    ONEOK, Inc. .................          37,444
    6,400    Paramount Resources, Ltd.,
               Class A*...................         206,452
      700    Pogo Producing Co.(+)........          32,270
      400    Remington Oil & Gas
               Corp.*(+)..................          17,588
   11,500    Schlumberger, Ltd. ..........         748,765
      400    St. Mary Land & Exploration
               Co.(+).....................          16,100
    5,300    Sunoco, Inc. ................         367,237
      500    Swift Energy Co.*(+).........          21,465
    3,500    Talisman Energy, Inc. .......          61,093
      900    Tesoro Petroleum Corp. ......          66,924
      300    UGI Corp. ...................           7,386
      300    Unit Corp.*..................          17,067
   11,042    Valero Energy Corp. .........         734,514
      200    Veritas DGC, Inc.*(+)........          10,316
      600    W&T Offshore, Inc.(+)........          23,334
                                              ------------
                                                14,293,844
                                              ------------
Pharmaceuticals (4.9%):
      800    Alpharma, Inc., Class A(+)...          19,232
    2,900    AmerisourceBergen Corp. .....         121,568
   14,800    Amgen, Inc.*.................         965,404
      600    Andrx Corp.*.................          13,914
   16,400    Bristol-Myers Squibb Co. ....         424,104
   10,100    Caremark Rx, Inc. ...........         503,687
      500    Endo Pharmaceuticals
               Holdings, Inc.*............          16,490
    3,100    Gilead Sciences, Inc.*.......         183,396
    3,100    King Pharmaceuticals,
               Inc.*......................          52,700
   33,400    Merck & Company, Inc. .......       1,216,762
    1,100    Mylan Laboratories, Inc. ....          22,000
   53,700    Pfizer, Inc. ................       1,260,339
      300    Sciele Pharma, Inc.*(+)......           6,957
    5,400    Wyeth........................         239,814
                                              ------------
                                                 5,046,367
                                              ------------

                                                  FAIR
 SHARES                                          VALUE
---------                                     ------------
COMMON STOCKS, CONTINUED
Real Estate (0.1%):
    1,300    CB Richard Ellis Group, Inc.,
               Class A*...................    $     32,370
      400    Jones Lang LaSalle,
               Inc.(+)....................          35,020
                                              ------------
                                                    67,390
                                              ------------
Retail/Wholesale (7.7%):
   18,600    Altria Group, Inc. ..........       1,365,798
      400    American Greetings Corp.,
               Class A(+).................           8,404
      500    AnnTaylor Stores,
               Corp.*(+)..................          21,690
    1,192    AutoNation, Inc.*(+).........          25,556
    1,100    Barnes & Noble, Inc. ........          40,150
    3,900    Best Buy Company, Inc. ......         213,876
      400    Big Lots, Inc.*(+)...........           6,832
      300    Brown Shoe Company,
               Inc.(+)....................          10,224
      400    CBRL Group, Inc.(+)..........          13,568
      900    Charming Shoppes, Inc.*(+)...          10,116
    1,700    Circuit City Stores, Inc. ...          46,274
    9,400    Colgate-Palmolive Co. .......         563,060
    7,400    Costco Wholesale Corp. ......         422,762
      700    Darden Restaurants, Inc. ....          27,580
    1,200    Dillard's, Inc., Class
               A(+).......................          38,220
    1,700    Dollar Tree Stores,
               Inc.*(+)...................          45,050
      400    Domino's Pizza, Inc.(+)......           9,896
      400    Dress Barn, Inc.*(+).........          10,140
      300    Ethan Allen Interiors,
               Inc.(+)....................          10,965
    1,400    Family Dollar Stores,
               Inc. ......................          34,202
      500    Furniture Brands
               International, Inc.(+).....          10,420
   16,800    Gap, Inc. ...................         292,320
      200    Guess ?, Inc.*...............           8,350
      300    Gymboree Corp.*(+)...........          10,428
   11,100    Home Depot, Inc. ............         397,269
    6,800    J.C. Penney Company, Inc. ...         459,068
      200    Jack In the Box, Inc.*(+)....           7,840
   16,700    Kroger Co. ..................         365,062
    8,700    Limited Brands...............         222,633
      700    Loews Corp.--Carolina
               Group......................          35,959
      200    Longs Drug Stores Corp.(+)...           9,124
    8,500    Lowe's Companies, Inc. ......         515,695
    6,900    McDonald's Corp. ............         231,840
      950    Men's Wearhouse, Inc. .......          28,785
    1,100    Micheals Stores, Inc. .......          45,364
      300    MSC Industrial Direct Co.,
               Class A....................          14,271
      400    NBTY, Inc.*(+)...............           9,564
   10,600    Nordstrom, Inc. .............         386,900
   10,500    Office Depot, Inc.*..........         399,000
    1,400    Pactiv Corp.*................          34,650
      200    Pantry, Inc.(The)*(+)........          11,508
      200    Payless ShoeSource, Inc.*....           5,434
      300    RadioShack Corp.(+)..........           4,200
      700    Reliance Steel & Aluminum
               Co.(+).....................          58,065
      600    Rent-A-Center, Inc.*(+)......          14,916
   12,500    Safeway, Inc. ...............         325,000
      400    Skechers U.S.A., Inc., Class
               A*(+)......................           9,644
    5,750    Staples, Inc. ...............         139,840
      254    Supervalue, Inc. ............           7,798
      300    Thor Industries, Inc.(+).....          14,535
    1,700    TJX Companies, Inc. .........          38,862
      200    Too, Inc.*(+)................           7,678
   10,200    Wal-Mart Stores, Inc. .......         491,334
      500    Wendy's International,
               Inc. ......................          29,145
      200    WESCO International,
               Inc,*(+)...................          13,800

continued
 6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER MAIN STREET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
 SHARES                                          VALUE
---------                                     ------------
COMMON STOCKS, CONTINUED
Retail/Wholesale, continued
    5,400    YUM! Brands, Inc. ...........    $    271,458
                                              ------------
                                                 7,852,122
                                              ------------
Services (2.9%):
      300    Administaff, Inc.(+).........          10,743
    1,300    Allied Waste Industries,
               Inc.*(+)...................          14,768
    9,000    Cendant Corp. ...............         146,610
    1,300    Constellation Energy Group,
               Inc. ......................          70,876
      900    Convergys Corp.*.............          17,550
      100    CSG Systems International,
               Inc.*(+)...................           2,474
      500    EGL, Inc.*(+)................          25,100
    1,000    Fair Issac Corp.(+)..........          36,310
   15,300    First Data Corp. ............         689,112
    1,400    Fiserv, Inc.*................          63,504
    1,300    Loews Corp. .................          46,085
      900    Manpower, Inc. ..............          58,140
      200    MicroStrategy, Inc., Class
               A*(+)......................          19,504
      600    Monster Worldwide, Inc.*.....          25,596
      400    MPS Group, Inc.*(+)..........           6,024
    8,700    Northrop Grumman Corp. ......         557,322
    2,100    Omnicom Group, Inc. .........         187,089
    1,300    Quanta Services, Inc.*(+)....          22,529
    1,000    Republic Services, Inc. .....          40,340
    1,100    Robert Half International,
               Inc. ......................          46,200
      600    Ryder System, Inc. ..........          35,058
      900    Temple-Inland, Inc. .........          38,583
    5,300    United Parcel Service, Inc.,
               Class B....................         436,349
    8,800    Waste Management, Inc. ......         315,744
                                              ------------
                                                 2,911,610
                                              ------------
Telecommunications (3.8%):
   10,442    AT&T, Inc. ..................         291,227
   11,500    BellSouth Corp. .............         416,300
    1,300    CenturyTel, Inc. ............          48,295
    2,900    Citizens Communications
               Co.(+).....................          37,845
   15,800    Clear Channel Communications,
               Inc. ......................         489,010
    7,700    Directv Group, Inc.*.........         127,050
      585    Embarq Corp.*................          23,979
      300    InterDigital Communications
               Corp.*(+)..................          10,473
      100    Leap Wireless International,
               Inc.*......................           4,745
   23,900    Lucent Technologies,
               Inc.*(+)...................          57,838
   39,000    Motorola, Inc. ..............         785,850
    1,400    Polycom, Inc.*...............          30,688
    8,600    QUALCOMM, Inc. ..............         344,602
   63,200    Qwest Communications
               International, Inc.*(+)....         511,288
   17,419    Sprint Corp. ................         348,206
    1,900    Tellabs, Inc.*...............          25,289
    9,800    Verizon Communications,
               Inc. ......................         328,202
                                              ------------
                                                 3,880,887
                                              ------------

                                                  FAIR
 SHARES                                          VALUE
---------                                     ------------
COMMON STOCKS, CONTINUED
Transportation (1.0%):
      300    Arkansas Best Corp. .........    $     15,063
    2,200    Burlington Northern Santa Fe
               Corp. .....................         174,350
    5,000    CSX Corp. ...................         352,200
    3,800    Fedex Corp. .................         444,068
      700    Laidlaw International,
               Inc. ......................          17,640
      500    Norfolk Southern Corp. ......          26,610
      500    OMI Corp.(+).................          10,825
                                              ------------
                                                 1,040,756
                                              ------------
Travel/Entertainment (1.5%):
      400    Choice Hotels International,
               Inc.(+)....................          24,240
    7,300    International Game
               Technology.................         276,962
    5,300    MGM Mirage*..................         216,240
    2,300    Starwood Hotels & Resorts
               Worldwide, Inc. ...........         138,782
      300    Vail Resorts, Inc.*(+).......          11,130
   30,400    Walt Disney Co. .............         912,000
                                              ------------
                                                 1,579,354
                                              ------------
Utilities (1.6%):
      600    Alliant Energy Corp. ........          20,580
   11,800    American Electric Power
               Company, Inc. .............         404,150
      200    Avista Corp.(+)..............           4,566
    1,500    CenterPoint Energy,
               Inc.(+)....................          18,750
    4,700    Duke Energy Corp. ...........         138,039
    3,800    Edison International.........         148,200
    6,000    Emerson Electric Co. ........         502,860
      400    Mirant Corp.*(+).............          10,720
    9,200    PG&E Corp.(+)................         361,376
    1,200    Progress Energy, Inc.(+).....          51,444
                                              ------------
                                                 1,660,685
                                              ------------
  Total Common Stocks
    (Cost $94,575,374)                         101,224,172
                                              ------------

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER MAIN STREET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
 SHARES                                          VALUE
---------                                     ------------
COLLATERAL FOR SECURITIES ON LOAN (4.7%):
4,838,107    Northern Trust Liquid
               Institutional Asset
               Portfolio..................    $  4,838,107
                                              ------------
  Total Collateral for Securities on Loan
    (Cost $4,838,107)                            4,838,107
                                              ------------
DEPOSIT ACCOUNT (0.6%):
  625,629    NTRS London Deposit
               Account....................         625,629
                                              ------------
  Total Deposit Account
    (Cost $625,629)                                625,629
                                              ------------
  Total Investments
    (Cost $100,039,109)(a)--104.5%             106,687,908
  Liabilities in excess of other
  assets--(4.5)%                                (4,604,016)
                                              ------------
  Net Assets--100.0%                          $102,083,892
                                              ============


------------

Percentages indicated are based on net assets of $102,083,892.

*   Non-income producing security.

(+) All or a portion of security is loaned as of June 30, 2006.

(a) Cost for federal income tax purposes is $100,949,066. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

    Unrealized appreciation...................  $ 8,672,037
    Unrealized depreciation...................   (2,933,195)
                                                -----------
    Net unrealized appreciation...............  $ 5,738,842
                                                ===========

   The following represents the concentrations by country as of June 30, 2006 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     98.4%
    Netherlands...............................      0.7%
    Bermuda...................................      0.5%
    Canada....................................      0.4%
                                                  ------
                                                  100.0%
                                                  ======

See accompanying notes to the financial statements.
 8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

                                                                     AZL
                                                                 OPPENHEIMER
                                                               MAIN STREET FUND
                                                               ----------------
ASSETS
Investment securities, at cost..............................     $100,039,109
                                                                 ============
Investment securities, at value*............................     $106,687,908
Interest and dividends receivable...........................          125,533
Receivable for investments sold.............................        1,398,750
                                                                 ------------
  Total Assets..............................................      108,212,191
                                                                 ------------

LIABILITIES
Payable for investments purchased...........................        1,123,992
Payable for capital shares redeemed.........................           36,779
Payable for return of collateral received...................        4,838,107
Manager fees payable........................................           64,556
Administration fees payable.................................            6,036
Distribution fees payable...................................           20,829
Administrative services fees payable........................              482
Compliance services fees payable............................              143
Other accrued liabilities...................................           37,375
                                                                 ------------
  Total Liabilities.........................................        6,128,299
                                                                 ------------
NET ASSETS..................................................     $102,083,892
                                                                 ============
NET ASSETS CONSIST OF:
  Capital...................................................     $ 90,321,013
  Undistributed net investment income/(loss)................          902,944
  Net realized gains/(losses) on investments................        4,211,299
  Net unrealized appreciation/(depreciation) on
     investments............................................        6,648,636
                                                                 ------------
NET ASSETS..................................................     $102,083,892
                                                                 ============
Shares of beneficial interest...............................        8,734,735
Net Asset Value (offering and redemption price per share)...     $      11.69
                                                                 ============

------------
*   Includes securities on loan of $4,794,205.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

                                                                     AZL
                                                                 OPPENHEIMER
                                                               MAIN STREET FUND
                                                               ----------------
INVESTMENT INCOME:
Interest....................................................      $   12,571
Dividends...................................................         913,880
Income from securities lending..............................           2,151
Foreign withholding tax.....................................            (180)
                                                                  ----------
  Total Investment Income...................................         928,422
                                                                  ----------
EXPENSES:
Manager fees................................................         415,964
Administration fees.........................................          29,040
Distribution fees...........................................         129,988
Fund accounting fees........................................           3,834
Administrative services fees................................             953
Compliance services fees....................................             908
Custodian fees..............................................          24,010
Legal fees..................................................           3,761
Other expenses..............................................          32,371
                                                                  ----------
  Total expenses before reductions..........................         640,829
  Less expenses contractually waived/reimbursed by the
     Manager................................................         (10,814)
  Less expenses voluntarily waived/reimbursed by the
     Manager................................................          (8,747)
                                                                  ----------
  Net Expenses..............................................         621,268
                                                                  ----------
NET INVESTMENT INCOME/(LOSS)................................         307,154
                                                                  ----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on securities and foreign
  currency transactions.....................................       2,444,815
Change in unrealized appreciation/depreciation on securities
  and foreign currencies....................................        (150,926)
                                                                  ----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...       2,293,889
                                                                  ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............      $2,601,043
                                                                  ==========

See accompanying notes to the financial statements.
 10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      AZL OPPENHEIMER
                                                                     MAIN STREET FUND
                                                              -------------------------------
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2006             2005
                                                              ----------------   ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $    307,154     $   596,916
  Net realized gains/(losses) on investments................       2,444,815       1,808,065
  Change in unrealized appreciation/depreciation on
     investments............................................        (150,926)      2,831,500
                                                                ------------     -----------
  Change in net assets resulting from operations:...........       2,601,043       5,236,481
                                                                ------------     -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................              --              --
  From net realized gains...................................              --        (150,822)
                                                                ------------     -----------
  Change in net assets resulting from dividends to
     shareholders...........................................              --        (150,822)
                                                                ------------     -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      10,112,557      32,247,466
  Proceeds from dividends reinvested........................              --         577,646
  Cost of shares redeemed...................................      (9,645,234)     (4,382,165)
                                                                ------------     -----------
  Change in net assets from capital transactions............         467,323      28,442,947
                                                                ------------     -----------
  Change in net assets......................................       3,068,366      33,528,606
NET ASSETS:
  Beginning of period.......................................      99,015,526      65,486,920
                                                                ------------     -----------
  End of period.............................................    $102,083,892     $99,015,526
                                                                ============     ===========
UNDISTRIBUTED NET INVESTMENT INCOME.........................    $    902,944     $   595,790
                                                                ============     ===========
SHARE TRANSACTIONS:
  Shares issued.............................................         860,800       2,996,450
  Dividends reinvested......................................              --          53,133
  Shares redeemed...........................................        (842,414)       (405,265)
                                                                ------------     -----------
  Change in shares..........................................          18,386       2,644,318
                                                                ============     ===========

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER MAIN STREET FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                                     MAY 3, 2004
                                                   SIX MONTHS ENDED    YEAR ENDED         TO
                                                       JUNE 30,       DECEMBER 31,   DECEMBER 31,
                                                         2006             2005         2004(A)
                                                   ----------------   ------------   ------------
                                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.............      $  11.36         $ 10.79        $ 10.00
                                                       --------         -------        -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)...................          0.03            0.07           0.06
  Net Realized and Unrealized Gains/(Losses) on
     Investments.................................          0.30            0.51           0.80
                                                       --------         -------        -------
  Total from Investment Activities...............          0.33            0.58           0.86
                                                       --------         -------        -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income..........................            --              --          (0.06)
  Net Realized Gains.............................            --           (0.01)         (0.01)
                                                       --------         -------        -------
  Total Dividends................................            --           (0.01)         (0.07)
                                                       --------         -------        -------
NET ASSET VALUE, END OF PERIOD...................      $  11.69         $ 11.36        $ 10.79
                                                       ========         =======        =======
TOTAL RETURN*(b).................................          2.90%           5.45%          8.60%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)...............      $102,084         $99,016        $65,487
Net Investment Income/(Loss)(c)..................          0.59%           0.70%          1.52%
Expenses Before Reductions**(c)..................          1.23%           1.28%          1.29%
Expenses Net of Reductions(c)....................          1.19%           1.19%          1.20%
Expenses Net of Reductions(c)(d).................           N/A            1.20%           N/A
Portfolio Turnover Rate(b).......................         47.97%          80.76%         75.56%

------------
* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.
 12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER MAIN STREET FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1. ORGANIZATION

  The Allianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. Effective May 1, 2006, each of the Funds that were previously named with the prefix "USAZ" changed their name to the prefix "AZL."

 --   AZL AIM Basic Value Fund
 --   AZL AIM International Equity Fund
 --   AZL Davis NY Venture Fund
 --   AZL Dreyfus Founders Equity Growth Fund
 --   AZL Dreyfus Premier Small Cap Value Fund
 --   AZL Franklin Small Cap Value Fund
 --   AZL Jennison 20/20 Focus Fund
 --   AZL Jennison Growth Fund
 --   AZL Legg Mason Growth Fund
 --   AZL Legg Mason Value Fund
 --   AZL Money Market Fund
 --   AZL Neuberger Berman Regency Fund
 --   AZL OCC Renaissance Fund
 --   AZL OCC Value Fund
 --   AZL Oppenheimer Developing Markets Fund
 --   AZL Oppenheimer Emerging Growth Fund
 --   AZL Oppenheimer Emerging Technologies Fund
 --   AZL Oppenheimer Global Fund
 --   AZL Oppenheimer International Growth Fund
 --   AZL Oppenheimer Main Street Fund
 --   AZL PIMCO Fundamental IndexPLUS Total Return Fund
 --   AZL Salomon Brothers Large Cap Growth Fund
 --   AZL Salomon Brothers Small Cap Growth Fund
 --   AZL Van Kampen Aggressive Growth Fund
 --   AZL Van Kampen Comstock Fund
 --   AZL Van Kampen Emerging Growth Fund
 --   AZL Van Kampen Equity and Income Fund
 --   AZL Van Kampen Global Franchise Fund
 --   AZL Van Kampen Global Real Estate Fund
 --   AZL Van Kampen Growth and Income Fund
 --   AZL Van Kampen Mid Cap Growth Fund

  Effective May 1, 2006, the USAllianz Variable Insurance Products Trust changed its name to Allianz Variable Insurance Products Trust. These Notes to the Financial Statements are for the AZL Oppenheimer Main Street Fund (the "Fund").

  The Trust is authorized to issue an unlimited number of shares of the Fund without par value. The Trust is authorized to offer Class 1 and Class 2 shares of the Fund. However, only Class 2 shares have been available since the Fund's inception. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER MAIN STREET FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on the trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER MAIN STREET FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

  SECURITIES LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, approved by the Trust or Allianz Life Advisers, LLC, the investment manager of the Fund and when, in the judgment of the Trust, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2006, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF        VALUE OF
                                                                 COLLATERAL   LOANED SECURITIES
                                                                 ----------   -----------------
   AZL Oppenheimer Main Street Fund............................  $4,838,107      $4,794,205

  The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Assets Portfolio at June 30, 2006. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

  COMMISSION RECAPTURE

  Certain Funds participate in a commission recapture program. The Funds will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Funds, excluding investment advisory fees. The amounts for the Fund are disclosed as expenses paid indirectly on the Statement of Operations.

3. RELATED PARTY TRANSACTIONS

  Allianz Life Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and OppenheimerFunds, Inc. ("Oppenheimer"), Oppenheimer provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2007.

  For the six months ended June 30, 2006, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   AZL Oppenheimer Main Street Fund............................     0.80%          1.20%

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER MAIN STREET FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2006, the contractual reimbursements that may potentially be made in subsequent years were as follows:

                                                                  EXPIRES      EXPIRES      EXPIRES
                                                                 12/31/2007   12/31/2008   12/31/2009
                                                                 ----------   ----------   ----------
   AZL Oppenheimer Main Street Fund............................   $17,373      $70,153      $10,817

  In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

  Under an Administrative Services Agreement between the Funds and Manager, the Manager provides certain compliance oversight and filing services. The Manager is entitled to an amount equal to a portion of the Manager's quarterly expenses for employees who support the Trust's compliance program. In addition, the Manager is entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission. Fees are paid to the Manager on a quarterly basis and are reflected on the Statement of Operations as "Administrative services fees."

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with which certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex-wide annual base fee of $1,250,000 and an additional complex-wide asset-based fee, computed daily and paid monthly, which is based upon the following schedule:
  0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $5 billion, and 0.01% of net assets over $5 billion. The overall complex-wide level fees are subject to a minimum fee based on $50,000 for each Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes employees available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO"). Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $50,000 for the six months ended June 30, 2006, plus certain out-of-pocket expenses. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2006, $1,977 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the six months ended June 30, 2006, actual Trustee compensation was $203,750 in total for both Trusts.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OPPENHEIMER MAIN STREET FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

4. SECURITY PURCHASES AND SALES

  For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   AZL Oppenheimer Main Street Fund............................  $50,056,735   $49,657,847

5. OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust's website at http://www.allianzlife.com/ ProductsServices/Annuities/Variable/OptionInfo.aspx; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

                                 ALLIANZ FUNDS

THE ALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND SERVICES.   SANNRPT0606 8/06
THESE FUNDS ARE NOT FDIC INSURED.

                                  AZL(R) PIMCO
                             FUNDAMENTAL INDEXPLUS
                                TOTAL RETURN FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006
                                  (UNAUDITED)

                                                                   ALLIANZ FUNDS

                               TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                       Schedule of Portfolio Investments
                                     Page 3

                      Statement of Assets and Liabilities
                                     Page 7

                            Statement of Operations
                                     Page 8

                       Statement of Changes in Net Assets
                                     Page 9

                              Financial Highlights
                                    Page 10

                       Notes to the Financial Statements
                                    Page 11

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the AZL PIMCO Fundamental IndexPLUS Total Return Fund, you incur the following costs: ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AZL PIMCO Fundamental IndexPLUS Total Return Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period reflected in the table.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               5/1/06          6/30/06      5/1/06 - 6/30/06   5/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL PIMCO Fundamental IndexPLUS Total
     Return Fund..........................    $1,000.00        $978.00           $1.98              1.20%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period shown in the table divided by the number of days in the fiscal year (to reflect the period shown in the table).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the AZL PIMCO Fundamental IndexPLUS Total Return Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL PIMCO Fundamental IndexPLUS Total Return Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   5/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL PIMCO Fundamental IndexPLUS Total
     Return Fund..........................    $1,000.00       $1,018.84          $6.01              1.20%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period shown in the table divided by the number of days in the fiscal year (to reflect the period shown in the table).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The AZL PIMCO Fundamental IndexPLUS Total Return Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2006.

   AZL PIMCO FUNDAMENTAL INDEXPLUS              PERCENT OF
   TOTAL RETURN FUND                           NET ASSETS*
   -------------------------------             ------------
   Commercial Paper..........................      37.4%
   U.S. Government Sponsored Enterprises.....      30.5
   Corporate Bonds...........................      20.4
   Mortgage Related..........................       7.5
   U.S. Treasury Obligations.................       1.0
   Yankee Dollar.............................       0.2
   Short-Term Investments....................       4.7
   Futures Contracts.........................      (0.7)
   Total Return Swaps........................       1.5
   Written Options...........................        .1
                                                  -----
                                                  102.6%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%. For more information about the amounts for each industry, net assets, and total investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)

  SHARES
    OR
PRINCIPAL                                         FAIR
  AMOUNT                                         VALUE
----------                                    ------------
COMMERCIAL PAPER (37.4%):
Corporate
  (37.4%):
 1,100,000    ASB Bank Ltd., 5.12%,
                8/10/06,(b)(c)............    $  1,093,745
 1,100,000    Barclays U.S. Funding Corp.,
                5.11%, 8/14/06,(b)........       1,092,989
   100,000    BNP Paribas Finance, 4.93%,
                7/13/06,(b)...............          99,827
 1,100,000    BNP Paribas Finance, 5.09%,
                8/16/06,(b)...............       1,092,821
   100,000    CBA (Delaware) Finance,
                5.13%, 8/21/06,(b)........          99,251
   100,000    CBA (Delaware) Finance,
                5.27%, 9/14/06,(b)........          98,915
 1,100,000    Dexia Delaware LLC, 5.12%,
                8/18/06,(b)...............       1,092,251
   200,000    Dexia Delaware LLC, 5.26%,
                9/12/06,(b)...............         197,891
   800,000    HBOS Treasury Services PLC,
                5.10%, 8/8/06,(b).........         795,744
   500,000    HBOS Treasury Services PLC,
                5.24%, 9/7/06,(b).........         495,108
 1,100,000    ING U.S. Funding LLC, 5.21%,
                7/17/06,(b)...............       1,097,472
   100,000    ING U.S. Funding LLC, 5.35%,
                9/14/06,(b)...............          98,915
   500,000    Nordea NA, Inc., 5.21%,
                8/14/06,(b)...............         496,841
   800,000    Nordea NA, Inc., 5.20%,
                9/6/06,(b)................         792,248
 1,100,000    Skandinaviska Enskilda
                Banken AB, 5.21%,
                7/12/06,(b)(c)............       1,098,252
 1,100,000    Societe Generale NA, 5.24%,
                7/5/06,(b)................       1,099,371
   100,000    Societe Generale NA, 5.11%,
                8/16/06,(b)...............          99,347
   800,000    Spintab AB, 5.16%,
                8/24/06,(b)...............         793,696
 1,200,000    Svenska Handelsbank, 5.18%,
                8/7/06,(b)................       1,193,660
 1,100,000    Swedish National Housing
                Finance, 5.25%,
                7/17/06,(b)(c)............       1,097,443
 1,100,000    Swedish National Housing
                Finance, 5.15%,
                7/24/06,(b)(c)............       1,094,408
 1,200,000    Westpac Trust Securities NZ
                Ltd., 5.11%,
                8/10/06,(b)(c)                   1,193,177
                                              ------------

  SHARES
    OR
PRINCIPAL                                         FAIR
  AMOUNT                                         VALUE
----------                                    ------------
COMMERCIAL PAPER, CONTINUED
Corporate, continued
  Total Commercial Paper
    (Cost $16,314,708)                         $16,313,372
                                              ------------
U.S. GOVERNMENT SPONSORED ENTERPRISES (30.5%):
Federal Home Loan Bank (21.5%):
   500,000    4.88%, 7/3/06,(b)...........         499,860
 5,000,000    5.05%, 7/12/06,(b)..........       4,992,253
 2,500,000    5.14%, 7/14/06,(b)..........       2,495,355
 1,400,000    4.93%, 7/19/06,(b)..........       1,396,276
                                              ------------
                                                 9,383,744
                                              ------------
Federal National Mortgage Association (8.5%):
   800,000    5.02%, 8/21/06,(b)..........         794,101
 1,000,000    5.19%, 9/13/06,(b)..........         989,540
 2,000,000    5.30%, 7/1/35, Pool #32983
                TBA,(b)...................       1,920,624
                                              ------------
                                                 3,704,265
                                              ------------
Student Loan Marketing Association (0.5%):
   220,000    5.24%, 7/27/09,(b)..........         220,169
                                              ------------
  Total U.S. Government Sponsored
Enterprises
    (Cost $13,321,820)
                                                13,308,178
                                              ------------
CORPORATE BONDS (20.4%):
Banking & Finance (15.1%):
   400,000    American Honda Finance
                Corp., 5.22%,
                5/12/09,(c)...............         399,542
   400,000    Bank of America Corp.,
                5.41%, 6/19/09............         399,828
   400,000    Bear Stearns Companies,
                Inc., 5.59%, 3/30/09......         400,100
    50,000    Bear Stearns Companies,
                Inc., 5.55%, 9/9/09.......          50,204
   100,000    CIT Group, Inc., 5.28%,
                1/30/09...................         100,189
   380,000    Citigroup, Inc., 5.20%,
                5/2/08....................         380,243
    50,000    Citigroup, Inc., 5.52%,
                12/26/08..................          50,014
   200,000    CSC Holdings, Inc., 7.25%,
                7/15/08...................         200,250
   300,000    Embarq Corp., 8.00%,
                6/1/36....................         301,531
   200,000    Gazprom, 9.63%, 3/1/13......         229,050
   420,000    Goldman Sachs Group, Inc.,
                5.53%, 12/22/08...........         420,195
   400,000    HSBC Bank USA, 5.18%,
                7/28/08...................         400,500
   400,000    HSBC Finance Corp., 5.46%,
                9/15/08...................         400,810
    50,000    John Deere Capital Corp.,
                4.95%, 4/15/08............          50,016
   400,000    JPMorgan Chase & Co., 5.18%,
                10/2/09...................         401,646

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  SHARES
    OR
PRINCIPAL                                         FAIR
  AMOUNT                                         VALUE
----------                                    ------------
CORPORATE BONDS, CONTINUED
Banking & Finance, continued
   400,000    Lehman Brothers Holdings,
                Inc., 5.25%, 5/29/08......    $    399,816
    80,000    Merrill Lynch & Co., 5.44%,
                6/16/08...................          80,076
   300,000    Merrill Lynch & Co., 5.28%,
                8/22/08...................         300,058
    50,000    Merrill Lynch & Co., 5.41%,
                2/6/09....................          50,221
    50,000    Morgan Stanley, 5.19%,
                1/18/08...................          50,079
   300,000    Morgan Stanley, 5.28%,
                2/9/09....................         300,334
   100,000    Qwest Capital Funding, Inc.,
                6.38%, 7/15/08............          98,500
   400,000    Unicredito Italiano NY,
                5.23%, 12/3/07............         399,706
   400,000    Verizon Communications,
                Inc., 5.30%, 8/15/07......         400,000
300,000...    Wachovia Bank NA, 5.49%,
                3/23/09...................         299,787
                                              ------------
                                                 6,562,695
                                              ------------
Industrials (3.5%):
   300,000    DaimlerChrysler NA Holding
                Corp., 5.49%, 3/7/07......         300,052
   400,000    General Electric Capital
                Corp., 5.22%, 5/10/10.....         399,778
    50,000    General Electric Capital
                Corp., 5.53%, 5/5/26......          49,985
   400,000    Honeywell International,
                Inc., 5.37%, 3/13/09......         400,254
   400,000    International Lease
                Financial Corp, 5.43%,
                5/24/10...................         399,595
                                              ------------
                                                 1,549,664
                                              ------------
Utilities (1.8%):
400,000...    AT&T, Inc., 5.26%, 5/15/08           400,000
400,000...    Bellsouth Corp., 5.30%,
                11/15/07                           400,499
                                              ------------
                                                   800,499
                                              ------------
  Total Corporate Bonds
    (Cost $8,919,642)                            8,912,858
                                              ============
MORTGAGE RELATED (7.5%):
Mortgage Backed Securities (7.5%):
   336,203    Amortizing Residential
                Collateral Trust, 5.67%,
                10/25/31..................         336,703
   388,720    Carrington Mortgage Loan
                Trust, 5.36%, 5/25/36.....         388,712

  SHARES
    OR
PRINCIPAL                                         FAIR
  AMOUNT                                         VALUE
----------                                    ------------
MORTGAGE RELATED, CONTINUED
    78,050    CS First Boston Mortgage
                Securities Corp., 5.59%,
                3/25/32,(c)...............    $     78,050
   244,914    FBR Securitization Trust,
                5.44%, 11/25/35...........         244,947
   300,000    First Franklin Mortgage
                Asset Backed Certificates,
                5.11%, 7/25/36............         300,000
   184,676    Fremont Home Loan Trust,
                5.12%, 5/25/36............         184,687
    78,584    Long Beach Mortgage Loan
                Trust, 5.40%, 2/25/36.....          78,590
   191,451    Master Asset Backed
                Securities Trust, 5.37%,
                3/25/36...................         191,465
   400,000    Nelnet Student Loan Trust,
                5.23%, 10/27/14...........         399,368
   400,000    Nelnet Student Loan Trust,
                5.19%, 10/25/16...........         400,034
     5,027    Residential Asset Mortgage
                Products, Inc., 5.22%,
                5/25/24...................           5,027
   202,277    Residential Asset Mortgage
                Products, Inc., 5.25%,
                5/25/27...................         202,290
   193,792    Residential Asset Mortgage
                Products, Inc., 5.21%,
                6/25/27...................         193,810
   285,188    Washington Mutual, 5.61%,
                8/25/45...................         286,049
                                              ------------
  Total Mortgage Related
    (Cost $3,289,486)                            3,289,732
                                              ------------
U.S. TREASURY OBLIGATIONS (1.0%):
U.S. Treasury Bill (1.0%):
    30,000    4.03%, 8/31/06,(b)(d).......          29,775
   390,000    4.05%, 9/14/06,(b)(d).......         386,252
                                              ------------
  Total U.S. Treasury Obligations
    (Cost $415,865)                                416,027
                                              ============
YANKEE DOLLAR (0.2%):
Utilities (0.2%):
   100,000    Telefonica Emisiones Sau,
                5.71%, 6/19/09............         100,045
                                              ------------
  Total Yankee Dollar
    (Cost $100,000)                                100,045
                                              ------------
PURCHASED CALL OPTIONS (0.0%):
1-Year Interest Rate Swap (OTC) (0.0%):

continued
 4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  SHARES
    OR
PRINCIPAL                                         FAIR
  AMOUNT                                         VALUE
----------                                    ------------
PURCHASED CALL OPTIONS, CONTINUED
       250    Receive 3-Month USD-LIBOR
                Floating Rate Index Strike
                @ 5.20 Exp. 05/09/2007....    $      5,468
       200    Receive 3-Month USD-LIBOR
                Floating Rate Index Strike
                @ 5.25 Exp. 06/07/2007....           5,490
       200    Receive 3-Month USD-LIBOR
                Floating Rate Index Strike
                @ 5.50 Exp. 06/30/2007....           9,600
                                              ------------
  Total Purchased Call Options
    (Cost $29,300)                                  20,558
                                              ------------
PURCHASED PUT OPTIONS (0.0%):
90-Day Eurodollar June Futures (CME) (0.0%):
        15    Strike @ $91.00 Exp.
                07/18/2007................              94
244.......    Strike @ $91.25 Exp.
                07/18/2007................           1,525
                                              ------------
                                                     1,619
                                              ------------

  SHARES
    OR
PRINCIPAL                                         FAIR
  AMOUNT                                         VALUE
----------                                    ------------
PURCHASED PUT OPTIONS
90-Day Eurodollar September Futures (CME) (0.0%):
        12    Strike @ $90.50 Exp.
                09/17/2007................    $         75
                                              ------------
  Total Purchased Put Options
    (Cost $2,575)                                    1,694
                                              ------------
DEPOSIT ACCOUNT (4.7%):
 2,068,278    NTRS London Deposit
                Account...................       2,068,278
                                              ------------
  Total Deposit Account
    (Cost $2,068,278)                            2,068,278
                                              ------------
  Total Investments
    (Cost $44,461,674)(a)--101.7%               44,430,742
  Liabilities in excess of other
  assets--(1.7)%                                  (739,719)
                                              ------------
  Net Assets--100.0%                          $ 43,691,023
                                              ============

------------
Percentages indicated are based on net assets of $43,691,023.

*  Non-income producing security.

ADR--American Depository Receipt.

(a) Cost for federal income tax purposes is $44,494,159. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

    Unrealized appreciation...................  $ 284,870
    Unrealized depreciation...................   (348,287)
                                                ---------
    Net unrealized appreciation...............  $ (63,417)
                                                =========

(b) The rate presented represents the effective yield at June 30, 2006.

(c) Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

   The following represents the concentrations by country as of June 30, 2006 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     99.9%
    Spain.....................................      0.1%
                                                  ------
                                                  100.1%
                                                  ======

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

(d) Securities with an aggregate market value of $416,027 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2006:

                                                                                                   UNREALIZED
                                                                        EXPIRATION     # OF      APPRECIATION/
   DESCRIPTION                                                   TYPE      DATE      CONTRACTS   (DEPRECIATION)
   -----------                                                   ----   ----------   ---------   --------------
   U.S. Treasury 5-Year Note September Futures.................  Long    9/20/2006        4        $  (1,979)
   U.S. Treasury 10-Year Note September Futures................  Long    9/20/2006      196         (127,094)
   90-Day Eurodollar September Futures.........................  Long    9/18/2006      279         (182,625)
   90-Day Eurodollar December Futures..........................  Long   12/18/2006       44           (1,073)
   90-Day Eurodollar March Futures.............................  Long    3/19/2007        1               38
   90-Day Eurodollar December Futures..........................  Long   12/17/2007        1             (251)
                                                                                                   ---------
                                                                                                   $(312,984)
                                                                                                   =========

(e) Swap agreements outstanding on June 30, 2006:

   CREDIT DEFAULT SWAPS

                                                     BUY/SELL    (PAY)/RECEIVE   EXPIRATION   NOTIONAL    UNREALIZED
   COUNTERPARTY                 REFERENCE ENTITY    PROTECTION    FIXED RATE        DATE       AMOUNT    APPRECIATION
   ------------                 -----------------   ----------   -------------   ----------   --------   ------------
   Bear Stearns & Co.,
     Inc. ....................  General Motors         Sell          2.10%       12/20/2006   $200,000       $365
                                 Acceptance Corp.

   TOTAL RETURN SWAPS

                                                                                                      UNREALIZED
                                                                           EXPIRATION     # OF      APPRECIATION/
   COUNTERPARTY                 RECEIVE TOTAL RETURN          PAY             DATE      CONTRACTS   (DEPRECIATION)
   ------------                 --------------------   -----------------   ----------   ---------   --------------
   Bear Stearns & Co.,
     Inc. ....................  FTSE/RAFI 1000 Total   1-month USD-LIBOR   6/15/2007      1,846        $156,493
                                 Return Index          plus .35%
   Credit Suisse First
     Boston...................  FTSE/RAFI 1000 Total   1-month USD-LIBOR   6/15/2007      1,971        $167,121
                                 Return Index          plus .35%
   Merrill Lynch & Co.,
     Inc. ....................  FTSE/RAFI 1000 Total   1-month USD-LIBOR   6/15/2007      4,226        $331,868
                                 Return Index          plus .25%

(f) Written options outstanding on June 30, 2006:

                                                             EXERCISE   EXPIRATION     # OF
   DESCRIPTION                                                PRICE        DATE      CONTRACTS   PREMIUM   VALUE
   -----------                                               --------   ----------   ---------   -------   ------
   Call -- CBOT U.S. Treasury 10-Year Note September
     Futures...............................................   106.00    8/25/2006        3       $1,758    $  797
   Call -- CBOT U.S. Treasury 10-Year Note September
     Futures...............................................   108.00    8/25/2006       23       $3,053    $  719
   Put -- CBOT U.S. Treasury 10-Year Note September
     Futures...............................................   103.00    8/25/2006       26       $4,651    $3,656
                                                                                                 ------    ------
                                                                                                 $9,462    $5,172
                                                                                                 ======    ======

                                                           PAY/RECEIVE     EXERCISE   EXPIRATION   NOTIONAL
   DESCRIPTION                           COUNTERPARTY     FLOATING INDEX     RATE        DATE       AMOUNT    PREMIUM    VALUE
   -----------                          ---------------   --------------   --------   ----------   --------   -------   -------
   Call -- OTC 5-Year Interest Rate
     Swap.............................  Royal Bank of     Rec -- 3-month    5.315%     5/9/2007      110      $11,347   $ 6,529
                                        Scotland PLC      USD-LIBOR
   Call -- OTC 5-Year Interest Rate
     Swap.............................  Royal Bank of     Rec -- 3-month    5.340%     6/7/2007      100      $10,170   $ 6,852
                                        Scotland PLC      USD-LIBOR
   Call -- OTC 5-Year Interest Rate
     Swap.............................  Royal Bank of     Rec -- 3-month    5.600%    6/29/2007      100      $11,050   $11,050
                                        Scotland PLC      USD-LIBOR
                                                                                                              -------   -------
                                                                                                              $32,567   $24,431
                                                                                                              =======   =======

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

                                                                AZL PIMCO
                                                               FUNDAMENTAL
                                                                INDEXPLUS
                                                               TOTAL RETURN
                                                                   FUND
                                                               ------------
ASSETS
Investment securities, at cost..............................   $44,461,674
                                                               ===========
Investment securities, at value.............................   $44,430,742
Interest and dividends receivable...........................        81,550
Receivable for capital shares issued........................        71,026
Receivable for investments sold.............................        11,050
Receivable for variation margin on futures contracts........       108,688
Unrealized appreciation on credit default swaps.............           365
Unrealized appreciation on total return swaps...............       655,482
Cash........................................................       874,775
                                                               -----------
  Total Assets..............................................    46,233,678
                                                               -----------

LIABILITIES
Options written, at value (premiums received $42,029).......        29,603
Payable to custodian........................................           559
Payable for investments purchased...........................     2,452,403
Manager fees payable........................................        20,097
Administration fees payable.................................         3,280
Distribution fees payable...................................         8,760
Administrative services fees payable........................           203
Compliance services fees payable............................            60
Other accrued liabilities...................................        27,690
                                                               -----------
  Total Liabilities.........................................     2,542,655
                                                               -----------
NET ASSETS..................................................   $43,691,023
                                                               ===========
NET ASSETS CONSIST OF:
  Capital...................................................    44,684,285
  Undistributed net investment income/(loss)................       263,521
  Undistributed net realized gains/(losses) on
     investments............................................    (1,581,140)
  Net unrealized appreciation/(depreciation) on
     investments............................................       324,357
                                                               -----------
NET ASSETS..................................................   $43,691,023
                                                               ===========
Shares of beneficial interest...............................     4,464,967
Net Asset Value (offering and redemption price per share)...   $      9.79
                                                               ===========

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2006(A)
(UNAUDITED)

                                                                AZL PIMCO
                                                               FUNDAMENTAL
                                                                INDEXPLUS
                                                               TOTAL RETURN
                                                                   FUND
                                                               ------------
INVESTMENT INCOME:
Interest....................................................   $   345,043
Dividends...................................................           221
                                                               -----------
  Total Investment Income...................................       345,264
                                                               -----------
EXPENSES:
Manager fees................................................        50,959
Administration fees.........................................         3,687
Distribution fees...........................................        16,986
Fund accounting fees........................................         2,826
Administrative services fees................................           203
Compliance services fees....................................            60
Custodian fees..............................................        14,724
Trustees' fees..............................................           759
Other expenses..............................................        11,871
                                                               -----------
  Total expenses before reductions..........................       102,075
  Less expenses waived/reimbursed by the Manager............       (20,332)
                                                               -----------
  Net Expenses..............................................        81,743
                                                               -----------
NET INVESTMENT INCOME/(LOSS)................................       263,521
                                                               -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on securities transactions......        (1,712)
Net realized gains/(losses) on written options..............           422
Net realized gains/(losses) on other........................    (1,579,850)
Change in unrealized appreciation/depreciation on
  securities................................................       324,357
                                                               -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...    (1,256,783)
                                                               -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............   $  (993,262)
                                                               ===========

------------
(a) For the Period May 1, 2006 (commencement of operations) to June 30, 2006.

See accompanying notes to the financial statements.
 8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                               AZL PIMCO FUNDAMENTAL
                                                                  INDEXPLUS TOTAL
                                                                    RETURN FUND
                                                               ---------------------
                                                                  MAY 1, 2006 TO
                                                                 JUNE 30, 2006(A)
                                                               ---------------------
                                                                    (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................        $   263,521
  Net realized gains/(losses) on investments................         (1,581,140)
  Change in unrealized appreciation/depreciation on
     investments............................................            324,357
                                                                    -----------
  Change in net assets resulting from operations............           (993,262)
                                                                    -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................         48,112,774
  Cost of shares redeemed...................................         (3,428,489)
                                                                    -----------
  Change in net assets from capital transactions............         44,684,285
                                                                    -----------
  Change in net assets......................................         43,691,023
NET ASSETS:
  Beginning of period.......................................                 --
                                                                    -----------
  End of period.............................................        $43,691,023
                                                                    ===========
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................            263,521
                                                                    ===========
SHARE TRANSACTIONS:
  Shares issued.............................................          4,823,564
  Dividends reinvested......................................                 --
  Shares redeemed...........................................           (358,597)
                                                                    -----------
  Change in shares..........................................          4,464,967
                                                                    ===========

------------
(a) Period from commencement of operations.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                MAY 1, 2006 TO
                                                               JUNE 30, 2006(A)
                                                              -------------------
                                                                  (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................        $ 10.00
                                                                    -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)..............................           0.06
  Net Realized and Unrealized Gains/(Losses) on
     Investments............................................          (0.27)
                                                                    -------
  Total from Investment Activities..........................          (0.21)
                                                                    -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income.....................................             --
  Net Realized Gains........................................             --
                                                                    -------
  Total Dividends...........................................             --
                                                                    -------
NET ASSET VALUE, END OF PERIOD..............................        $  9.79
                                                                    =======
TOTAL RETURN*(b)............................................          (2.10)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)..........................        $43,691
Net Investment Income/(Loss)(c).............................           3.88%
Expenses Before Reductions**(c).............................           1.50%
Expenses Net of Reductions(c)...............................           1.20%
Portfolio Turnover Rate(b)..................................          69.04%

------------
* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

See accompanying notes to the financial statements.
 10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1. ORGANIZATION

  The Allianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. Effective May 1, 2006, each of the Funds that were previously named with the prefix "USAZ" changed their name to the prefix "AZL."

 --   AZL AIM Basic Value Fund
 --   AZL AIM International Equity Fund
 --   AZL Davis NY Venture Fund
 --   AZL Dreyfus Founders Equity Growth Fund
 --   AZL Dreyfus Premier Small Cap Value Fund
 --   AZL Franklin Small Cap Value Fund
 --   AZL Jennison 20/20 Focus Fund
 --   AZL Jennison Growth Fund
 --   AZL Legg Mason Growth Fund
 --   AZL Legg Mason Value Fund
 --   AZL Money Market Fund
 --   AZL Neuberger Berman Regency Fund
 --   AZL OCC Renaissance Fund
 --   AZL OCC Value Fund
 --   AZL Oppenheimer Developing Markets Fund
 --   AZL Oppenheimer Emerging Growth Fund
 --   AZL Oppenheimer Emerging Technologies Fund
 --   AZL Oppenheimer Global Fund
 --   AZL Oppenheimer International Growth Fund
 --   AZL Oppenheimer Main Street Fund
 --   AZL PIMCO Fundamental IndexPLUS Total Return Fund
 --   AZL Salomon Brothers Large Cap Growth Fund
 --   AZL Salomon Brothers Small Cap Growth Fund
 --   AZL Van Kampen Aggressive Growth Fund
 --   AZL Van Kampen Comstock Fund
 --   AZL Van Kampen Emerging Growth Fund
 --   AZL Van Kampen Equity and Income Fund
 --   AZL Van Kampen Global Franchise Fund
 --   AZL Van Kampen Global Real Estate Fund
 --   AZL Van Kampen Growth and Income Fund
 --   AZL Van Kampen Mid Cap Growth Fund

  Effective May 1, 2006, the USAllianz Variable Insurance Products Trust changed its name to Allianz Variable Insurance Products Trust. These Notes to the Financial Statements are for the AZL PIMCO Fundamental IndexPLUS Total Return Fund (the "Fund").

  The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on the trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  FUTURES CONTRACTS

  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

  OPTIONS CONTRACTS

  The Fund may write call and put options on instruments in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased
  (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

  The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium as an investment that is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

  Transactions in options written during the six months ended June 30, 2006, were as follows:

                                                                 NUMBER OF
   WRITTEN OPTION TRANSACTIONS                                   CONTRACTS   PREMIUMS
   ---------------------------                                   ---------   --------
   OPTIONS OUTSTANDING AT DECEMBER 31, 2005....................      --      $     --
   OPTIONS WRITTEN.............................................    (362)      (42,029)
   OPTIONS EXERCISED...........................................      --            --
   OPTIONS BOUGHT BACK.........................................      --            --
   OPTIONS EXPIRED.............................................      --            --
                                                                   ----      --------
   OPTIONS OUTSTANDING AT JUNE 30, 2006........................    (362)     $(42,029)
                                                                   ====      ========

  SWAP AGREEMENTS

  The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return and credit default swap agreements to manage its exposure to market and credit risk. The value of swap agreements are equal to the Fund's obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

  Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

  Credit default swap (CDS) agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified amount in the event of a default by a third party reference entity. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a pre-determined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a defaulted obligation. When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared to par value) is exchanged.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Swaps are marked to market daily and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

  SECURITIES LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, approved by the Trust or Allianz Life Advisers, LLC, the investment manager of the Fund and when, in the judgment of the Trust, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2006, the Fund had no amounts outstanding related to securities lending.

  COMMISSION RECAPTURE

  Certain Funds participate in a commission recapture program. The Funds will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Funds, excluding investment advisory fees. The amounts for the Fund are disclosed as expenses paid indirectly on the Statement of Operations.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

3. RELATED PARTY TRANSACTIONS

  Allianz Life Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement among the Manager and Pacific Investment Management Company LLC ("PIMCO"), PIMCO provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2007.

  For the six months ended June 30, 2006, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   AZL PIMCO Fundamental IndexPLUS Total Return Fund...........     0.75%          1.20%

  Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2006, the contractual reimbursements that may potentially be made in subsequent years were as follows:

                                                                  EXPIRES
                                                                 12/31/2009
                                                                 ----------
   AZL PIMCO Fundamental Index Plus Total Return Fund..........   $20,332

  In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

  Under an Administrative Services Agreement between the Funds and Manager, the Manager provides certain compliance oversight and filing services. The Manager is entitled to an amount equal to a portion of the Manager's quarterly expenses for employees who support the Trust's compliance program. In addition, the Manager is entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission. Fees are paid to the Manager on a quarterly basis and are reflected on the Statement of Operations as "Administrative services fees."

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with which certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex-wide annual base fee of $1,250,000 and an additional complex-wide asset-based fee, computed daily and paid monthly, which is based upon the following schedule:
  0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $5 billion, and 0.01% of net assets over $5 billion. The overall complex-wide level fees are subject to a minimum fee based on $50,000 for each Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes employees available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO"). Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $50,000 for the six months ended June 30, 2006, plus certain out-of-pocket expenses. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the six months ended June 30, 2006, actual Trustee compensation was $203,750 in total for both Trusts.

4. SECURITY PURCHASES AND SALES

  For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES      SALES
                                                                 -----------   ----------
   AZL PIMCO Fundamental IndexPLUS Total Return Fund...........  $10,440,125   $1,936,016

5. RESTRICTED SECURITIES

  A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At June 30, 2006, the Fund held restricted securities representing 13.86% of net assets all of which have been deemed liquid. The restricted securities held as of June 30, 2006 are identified below:

                                                                 ACQUISITION   ACQUISITION   PRINCIPAL    AMORTIZED
   SECURITY                                                         DATE          COST         AMOUNT        COST
   --------                                                      -----------   -----------   ----------   ----------
   American Honda Finance Corp. ...............................    5/9/2006    $  400,000    $  400,000   $  400,000
   CS First Boston Mortgage Securities Corp. ..................   6/27/2006        78,050        78,050       78,050
   ASB Bank Ltd. ..............................................   5/11/2006     1,085,958     1,100,000    1,093,828
   Skandinaviska Enskilda Banken AB............................   6/19/2006     1,096,504     1,100,000    1,098,252
   Swedish National Housing....................................   6/19/2006     1,095,685     1,100,000    1,097,443
   Swedish National Housing....................................   5/22/2006     1,085,550     1,100,000    1,094,640
   Westpac Trust Securities NZ Ltd. ...........................   5/12/2006     1,184,850     1,200,000    1,193,267

6. OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust's website at https://www.allianzlife.com/ ProductsServices/Annuities/Variable/OptionInfo.aspx; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

  The Allianz Variable Insurance Products Trust (the "Trust") consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. The Trust's investment manager, Allianz Life Advisers, LLC (the "Manager"), is a manager of managers, and is therefore responsible for determining, in the first instance, which investment advisers to recommend for selection as subadvisers. The Manager is also responsible for monitoring the various subadvisers that have day-to-day responsibility for the decisions made for each of the Funds.

  In evaluating the services provided by the Manager and the terms of the investment management agreement, the Trust's Board of Trustees (the "Board" or the "Trustees") receives and reviews information related to the Manager's experience and expertise in the variable insurance marketplace. Currently, the AZL PIMCO Fundamental IndexPLUS Total Return Fund is offered only as an investment option for variable annuity products, and not in the retail fund market. In addition, the Board receives information regarding the Manager's expertise with regard to portfolio diversification and asset allocation requirements within the variable products offered through the separate accounts of Allianz Life Insurance Company of North America and its subsidiary Allianz Life Insurance Company of New York.

  The Manager has adopted policies and procedures to assist it in assessing each potential subadviser with expertise in particular asset classes and providing the Board with information related to its recommendation that a specific investment adviser be selected as a subadviser. The Board reviews and considers the recommendation and the information provided by the Manager in making its decision on the recommendation. After a subadviser has been selected, a similarly rigorous process is instituted by the Manager to monitor and evaluate the investment performance and other responsibilities of the subadviser. The Manager reports to the Board on its monitoring and evaluations at the Board's regular quarterly meetings. Where warranted, the Manager will add a particular subadviser to a "watch" list that it maintains, or remove a subadviser from the list. Although the Manager may use data in its evaluation of subadvisers, there are no objective criteria for placing a subadviser on the watch list. Rather, the Manager exercises its judgment on the factors that should be considered in determining whether a subadviser is properly fulfilling its responsibilities. In addition to reviewing data in determining whether a subadviser is carrying out its responsibilities, the Manager and the Board also consider subjective factors, such as reputational and other risks to the Trust and its shareholders that engaging a particular subadviser might entail. In assessing the ability of the Manager and the subadviser (together, the "Advisory Organizations") to perform their obligations, the Board considers whether there has occurred any circumstance or event that would constitute a reason for it not to approve an advisory or subadvisory contract.

  As required by the Investment Company Act of 1940 (the "1940 Act"), when the Manager proposes that the Trust add a new fund, or series, to its lineup of investment portfolios, the Board reviews and approves (1) the addition of the proposed fund and the advisory fee for the proposed fund to the Trust's investment management agreement with the Manager (the "Advisory Agreement") and (2) the investment advisory agreement with the subadviser recommended by the Manager for the proposed fund. The Board's decision to approve these contracts reflects the exercise of it business judgment. During its review of these contracts, the Board considers many factors, including the proposed fund's investment objectives; the Advisory Organizations' management philosophy, personnel, and processes; the preferences and expectations of the owners of the underlying variable contracts as potential beneficial shareholders of the fund and their relative sophistication; the continuing state of competition in the mutual fund and variable product industries; and comparable fees in the mutual fund industry.

  The Board also considers the compensation and benefits received by the Advisory Organizations. This includes fees for services to be provided to the proposed fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that will execute trades for the proposed fund, as well as advisory fees. The Board considered the fact that (1) the Manager and the Trust are parties to an Administrative Services Agreement under which the Manager is compensated by the Trust for performing certain administrative and compliance services; and (2) Allianz Life Investor Services, Inc., an affiliate of the Manager, is a registered securities broker-dealer and receives (along with its affiliates) payments made by the Trust pursuant to Rule 12b-1.

  The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  independent Board members (the "Independent Trustees") are fully informed about all facts bearing on the adviser's services and fees. The Board is aware of these factors and takes them into account in its review of the Trust's advisory contracts.

  The Board considers and weighs these circumstances in light of its experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board's formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as an Advisory Organization's investment philosophy, personnel, and processes; the short- and long-term performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or "peer group" funds) of a similar fund managed by the recommended subadviser, and comments on the reasons for the performance; the proposed fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services to be provided to the proposed fund by the Advisory Organizations and their affiliates; compliance and audit reports, where available or relevant, concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Advisory Organizations are responding to them.

  The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits that the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or "fall out" benefits an Advisory Organization may derive from its relationship with the Funds.

  At a telephonic meeting held on January 30, 2006, the Board considered the recommendation of the Manager (1) to establish the AZL PIMCO Fundamental IndexPLUS Total Return Fund (the "Fund") as a new series or investment portfolio of the Trust and (2) to approve Pacific Investment Management Company LLC ("PIMCO") as the subadviser of the Fund. At an "in person" meeting held on February 24 and 25, 2006, the Trustees unanimously approved a new subadvisory agreement with PIMCO (the "PIMCO Agreement") and the Advisory Agreement (collectively, the "Agreements"). At both meetings, the Trustees reviewed materials furnished by the Manager pertaining to PIMCO.

  The Board, including a majority of the Independent Trustees, with the assistance of independent counsel to the Independent Trustees, considered whether to approve the Agreements in light of its experience in governing the Trust and working with the Manager and the subadvisers on matters relating to the mutual funds that are outstanding series of the Trust. The Independent Trustees are those Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940 (the "1940 Act"), and are not employees of or affiliated with the Fund, the Manager, or PIMCO. Prior to voting, the Board reviewed the Manager's recommendation that it approve the Agreements with experienced counsel who are independent of the Manager and received from such counsel an oral summary of the legal standards for consideration of the proposed approval. In its deliberations, the Board considered all factors that the Trustees believed were relevant. The Board based its decision to approve the Agreements on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board determined that the Agreements were reasonable and in the best interests of the Fund. The Board's decision to approve the Agreements reflects the exercise of its business judgment on whether to approve new arrangements.

  A rule adopted by the SEC under the 1940 Act requires a discussion of certain factors relating to the selection of investment managers and subadvisers and the approval of advisory and subadvisory fees. The factors enumerated by the SEC in the rule are set forth below in italics followed by the Board's conclusions regarding each factor.

  (1) The nature, extent, and quality of services provided by the Manager and PIMCO.

  The Board noted that the Manager, subject to the control of the Board, administers the Fund's business and other affairs, and is responsible for monitoring PIMCO's day-to-day management of the Fund's investments.

  The Board noted that the Manager will also provide the Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  personnel as are necessary for the operation of the Fund. The Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

  The Board considered the scope and quality of services provided by the Manager and subadvisers, and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Board recognized, for example, that the Manager and the Trust's subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory developments. The Board recognized the capabilities and resources that the Manager dedicates to performing services on behalf of the Trust and the Funds. Having considered the quality of administrative and other services in the fourth quarter of 2005, including the Manager's role in coordinating the activities of the Fund's other service providers, the Board concluded that, overall, it was satisfied with the nature, extent, and quality of services expected to be provided to the Fund under the Advisory Agreement.

  In deciding to approve PIMCO as the Fund's subadviser, the Board considered particularly the experience and track record of PIMCO's investment management personnel. The Board also noted PIMCO's investment infrastructure as well as the risk profiles of its investment process. Specifically, the Board determined that, based upon the Manager's report, selecting PIMCO as subadviser would likely benefit the Fund and its shareholders.

  In reviewing the other various matters listed above, the Board concluded that PIMCO was a recognized firm capable of competently managing the Fund; that the nature, extent, and quality of services that PIMCO could provide were at a level at least equal to the services that could be provided by other possible subadvisers for the Fund; that the services contemplated by the PIMCO Agreement are substantially similar to those provided under the subadvisory agreements with the Trust's other subadvisers; that the PIMCO Agreement contains provisions generally comparable to those of other subadvisory agreements for other mutual funds; that PIMCO was staffed with a number of qualified personnel and had significant research capabilities; and that the investment performance of PIMCO, based upon the historical "track records" of comparable funds, was at least satisfactory.

  (2) The investment performance of PIMCO.

  The Board received information about the performance of PIMCO in managing a mutual fund whose investment objective and principal investment strategies are substantially similar to those of the Fund. The Board noted that the portfolio managers for the PIMCO Fundamental IndexPLUS Total Return Fund would be the portfolio managers for the Fund. The performance information consisted primarily of backtested gross returns and covered the quarter and the one-, two-, three-, four-, and five-year periods ended December 31, 2005. The information included (a) absolute total return, (b) performance versus an appropriate benchmark, and (c) performance relative to a peer group of comparable funds. The Board noted that in five of the six periods presented, PIMCO's performance relative to the peer group ranked in the 19th percentile or higher. On the basis of the information presented, the Board concluded that PIMCO's performance in managing a substantially similar fund has been strong and ranks with the Trust's other funds that have the strongest performance over the relevant periods.

  (3) The costs of services to be provided and profits to be realized by the Manager, PIMCO, and their respective affiliates from their relationships with the Fund.

  The Manager presented to the Board the proposed advisory fee for the Fund and information setting forth "contractual" advisory fees and "actual" advisory fees after taking expense caps into account. The Manager proposed to cap the Fund's expenses. Based on the information provided, the "actual " advisory fees payable by the Fund are below the median level of advisory fees paid by generally comparable funds. The Board recognized the difficulty of comparing advisory fees because of the variations in services covered by the fees paid by other funds. The Board concluded that the advisory fees to be paid to the Manager by the Fund were not unreasonable.

  The Manager also supplied information to the Board about total fund expenses, which include advisory fees, a 12b-1 fee of 25 basis points, and other expenses. Although capped by the Manager, the "total expense ratio" of the Fund will be higher than the median for generally comparable funds.

  The Manager has committed to providing the Fund with a high quality of service and to working to reduce expenses over time, particularly as the Fund grows larger. Recognizing the information concerning profitability that the Manager had presented to the Board at meetings in the fourth quarter of 2005, the Board concluded therefore that the proposed expense ratio for the Fund was not unreasonable.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  The Board reviewed the fee schedule in the PIMCO Agreement. Based upon its review, the Board concluded that the fees proposed to be paid to PIMCO were reasonable. Based upon the information provided, the Board determined that there was no evidence that the level of such profitability attributable to PIMCO serving as subadviser of the Fund would be excessive.

  (4) and (5) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale.

  The Board noted that neither the fee schedule for the Fund in the Advisory Agreement nor the fee schedule in the PIMCO Agreement contains any "breakpoints" and noted that the Fund and its shareholders will not benefit directly from the possibility that the Manager and PIMCO may realize certain economies of scale as the Fund grows larger.

  The Board noted that in the fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints, if any, apply. Depending on the age, size, and other characteristics of a particular fund and its manager's cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different asset managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at a variety of asset levels. Having taken these factors into account, the Board concluded that the absence of breakpoints in the Agreements was acceptable.

  The Board receives quarterly reports on the level of assets in the Fund. It expects to consider whether or not to approve the renewal of the Agreements at a meeting to be held prior to December 31, 2006, and will consider (a) the extent to which economies of scale can be realized and (b) whether the advisory or subadvisory fees should be modified to reflect such economies of scale, if any.

                                 ALLIANZ FUNDS

THE ALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND SERVICES.   SANNRPT0606 8/06
THESE FUNDS ARE NOT FDIC INSURED.

                            AZL(R) SALOMON BROTHERS
                             LARGE CAP GROWTH FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006
                                  (UNAUDITED)

                                                                   ALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statement of Changes in Net Assets
                                     Page 7

                              Financial Highlights
                                     Page 8

                        Notes to the Financial Statements
                                     Page 9

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL SALOMON BROTHERS LARGE CAP GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the AZL Salomon Brothers Large Cap Growth Fund, you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AZL Salomon Brothers Large Cap Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Salomon Brothers Large Cap Growth
     Fund.................................    $1,000.00        $933.80           $5.61              1.17%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the AZL Salomon Brothers Large Cap Growth Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL Salomon Brothers Large Cap Growth Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Salomon Brothers Large Cap Growth
     Fund.................................    $1,000.00       $1,018.99          $5.86              1.17%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL SALOMON BROTHERS LARGE CAP GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The AZL Salomon Brothers Large Cap Growth Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2006.

   AZL SALOMON BROTHERS LARGE CAP                  PERCENT OF
   GROWTH FUND                                     NET ASSETS*
   ------------------------------              -------------------
   Banking/Financial Services................           6.9%
   Beverages.................................           4.9
   Biotechnology.............................          14.2
   Computers.................................          18.8
   E-Commerce................................          11.1
   Electronics...............................          10.2
   Health Care...............................           4.0
   Household.................................           3.6
   Insurance.................................           5.8
   Manufacturing.............................           2.3
   Media.....................................           5.7
   Pharmaceuticals...........................           3.1
   Retail/Wholesale..........................           5.6
   Telecommunications........................           2.6
   Federal Home Loan Bank....................           1.9
   Short-Term Investments....................          24.8
                                                      -----
                                                      125.5%
                                                      =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%. For more information about the amounts for each industry, net assets, and total investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL SALOMON BROTHERS LARGE CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS (98.8%):
Banking/Financial Services (6.9%):
   131,300    Merrill Lynch & Company,
                Inc. .....................    $  9,133,228
   109,800    Morgan Stanley..............       6,940,458
                                              ------------
                                                16,073,686
                                              ------------
Beverages (4.9%):
   134,600    Coca-Cola Co. ..............       5,790,492
    93,200    PepsiCo, Inc. ..............       5,595,728
                                              ------------
                                                11,386,220
                                              ------------
Biotechnology (14.2%):
   184,800    Amgen, Inc.*................      12,054,504
   162,600    Biogen Idec, Inc.*..........       7,533,258
   164,300    Genentech, Inc.*............      13,439,740
                                              ------------
                                                33,027,502
                                              ------------
Computers (18.8%):
   181,500    Akamai Technologies,
                Inc.*.....................       6,568,485
   285,400    Cisco Systems, Inc.*........       5,573,862
    89,700    Dell, Inc.*.................       2,189,577
   144,400    Electronic Arts, Inc.*......       6,214,976
   297,600    Juniper Networks, Inc.*.....       4,758,624
   244,700    Microsoft Corp. ............       5,701,510
   204,000    Red Hat, Inc.*..............       4,773,600
   244,800    Yahoo!, Inc.*...............       8,078,400
                                              ------------
                                                43,859,034
                                              ------------
E-Commerce (11.1%):
   328,300    Amazon.com, Inc.*...........      12,698,644
   223,600    eBay, Inc.*.................       6,549,244
    81,400    Expedia, Inc.*..............       1,218,558
   202,450    IAC/InterActiveCorp*........       5,362,901
                                              ------------
                                                25,829,347
                                              ------------
Electronics (10.2%):
   325,500    Intel Corp. ................       6,168,225
   410,600    Motorola, Inc. .............       8,273,590
   308,000    Texas Instruments, Inc. ....       9,329,320
                                              ------------
                                                23,771,135
                                              ------------
Health Care (4.0%):
    90,300    Johnson & Johnson...........       5,410,776
    82,100    Medtronic, Inc. ............       3,852,132
                                              ------------
                                                 9,262,908
                                              ------------
Household (3.6%):
   148,507    Procter & Gamble Co. .......       8,256,989
                                              ------------
Insurance (5.8%):
    97,600    American International
                Group, Inc. ..............       5,763,280
        83    Berkshire Hathaway, Inc.*...       7,607,697
                                              ------------
                                                13,370,977
                                              ------------

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS, CONTINUED
Manufacturing (2.3%):
   163,100    General Electric Co. .......    $  5,375,776
                                              ------------
Media (5.7%):
   412,500    Time Warner, Inc. ..........       7,136,250
   206,300    Walt Disney Co. ............       6,189,000
                                              ------------
                                                13,325,250
                                              ------------
Pharmaceuticals (3.1%):
   309,400    Pfizer, Inc. ...............       7,261,618
                                              ------------
Retail/Wholesale (5.6%):
   199,400    Home Depot, Inc. ...........       7,136,526
    25,000    Wm Wrigley Jr. Co., Class
                B.........................       1,132,500
   102,200    Wm. Wrigley Jr. Co. ........       4,635,792
                                              ------------
                                                12,904,818
                                              ------------
Telecommunications (2.6%):
   151,800    QUALCOMM, Inc. .............       6,082,626
                                              ------------
  Total Common Stocks
    (Cost $221,980,898)                        229,787,886
                                              ------------
COLLATERAL FOR SECURITIES ON LOAN (24.8%):
57,556,500    Allianz Dresdner Daily Asset
                Fund......................      57,556,500
                                              ------------
  Total Collateral for Securities on Loan
    (Cost $57,556,500)                          57,556,500
                                              ------------
U.S. GOVERNMENT SPONSORED ENTERPRISES (1.9%):
Federal Home Loan Bank (1.9%):
 4,390,000    4.87%, 7/3/06(b)............       4,388,262
                                              ------------
  Total U.S. Government Sponsored
Enterprises
    (Cost $4,388,842)
                                                 4,388,262
                                              ------------
DEPOSIT ACCOUNT (0.0%):
     2,984    NTRS London Deposit
                Account*..................           2,984
                                              ------------
  Total Deposit Account
    (Cost $2,984)                                    2,984
                                              ------------
  Total Investments
    (Cost $283,929,224)(a)--125.5%             291,735,632
  Liabilities in excess of other
  assets--(25.5)%                              (59,223,623)
                                              ------------
  Net Assets--100.0%                          $232,512,009
                                              ============

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL SALOMON BROTHERS LARGE CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

------------

Percentages indicated are based on net assets of $232,512,009.

*  Non-income producing security.

(a) Cost for federal income tax purposes is $285,634,438. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

    Unrealized appreciation...................  $ 18,003,967
    Unrealized depreciation...................   (11,902,773)
                                                ------------
    Net unrealized appreciation...............  $  6,101,194
                                                ============

(b) The rate presented represents the effective yield at June 30, 2006.

See accompanying notes to the financial statements.
 4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

                                                               AZL SALOMON BROTHERS
                                                               LARGE CAP GROWTH FUND
                                                               ---------------------
ASSETS
Investment securities, at cost..............................       $283,929,224
                                                                   ============
Investment securities, at value*............................       $291,735,632
Interest and dividends receivable...........................            105,480
Receivable for capital shares issued........................            434,957
                                                                   ------------
  Total Assets..............................................        292,276,069
                                                                   ------------

LIABILITIES
Payable for investments purchased...........................          1,904,047
Payable for return of collateral received...................         57,556,500
Manager fees payable........................................            156,960
Administration fees payable.................................             10,837
Distribution fees payable...................................             47,652
Administrative services fees payable........................              1,102
Compliance services fees payable............................                327
Other accrued liabilities...................................             86,635
                                                                   ------------
  Total Liabilities.........................................         59,764,060
                                                                   ------------
NET ASSETS..................................................       $232,512,009
                                                                   ============
NET ASSETS CONSIST OF:
  Capital...................................................       $220,849,295
  Undistributed net investment income/(loss)................           (222,675)
  Net realized gains/(losses) on investments................          4,078,981
  Net unrealized appreciation/(depreciation) on
     investments............................................          7,806,408
                                                                   ------------
NET ASSETS..................................................       $232,512,009
                                                                   ============
Shares of beneficial interest...............................         21,681,076
Net Asset Value (offering and redemption price per share)...       $      10.72
                                                                   ============

------------
*   Includes securities on loan of $55,789,631.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

                                                               AZL SALOMON BROTHERS
                                                               LARGE CAP GROWTH FUND
                                                               ---------------------
INVESTMENT INCOME:
Interest....................................................       $     78,815
Dividends...................................................          1,058,772
Income from securities lending..............................             15,935
                                                                   ------------
  Total Investment Income...................................          1,153,522
                                                                   ------------
EXPENSES:
Manager fees................................................            938,920
Administration fees.........................................             65,519
Distribution fees...........................................            293,412
Audit fees..................................................              4,947
Administrative services fees................................              2,169
Compliance services fees....................................              2,049
Custodian fees..............................................              7,930
Legal fees..................................................              7,624
Shareholder reports.........................................              6,604
Trustees' fees..............................................              3,797
Recoupment of prior expenses reimbursed by the Manager......              4,472
Other expenses..............................................             49,698
                                                                   ------------
  Total expenses before reductions..........................          1,387,141
  Less expenses paid indirectly.............................            (10,944)
                                                                   ------------
  Net Expenses..............................................          1,376,197
                                                                   ------------
NET INVESTMENT INCOME/(LOSS)................................           (222,675)
                                                                   ------------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on securities transactions......           (881,270)
Change in unrealized appreciation/depreciation on
  securities................................................        (15,572,270)
                                                                   ------------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...        (16,453,540)
                                                                   ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............       $(16,676,215)
                                                                   ============

See accompanying notes to the financial statements.
 6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                   AZL SALOMON BROTHERS
                                                                   LARGE CAP GROWTH FUND
                                                              -------------------------------
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2006             2005
                                                              ----------------   ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $   (222,675)    $   (269,826)
  Net realized gains/(losses) on investments................        (881,270)       5,875,652
  Change in unrealized appreciation/depreciation on
     investments............................................     (15,572,270)      11,203,329
                                                                ------------     ------------
  Change in net assets resulting from operations............     (16,676,215)      16,809,155
                                                                ------------     ------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................              --         (559,371)
  From net realized gains on investments....................              --         (113,467)
                                                                ------------     ------------
  Change in net assets resulting from dividends to
     shareholders...........................................              --         (672,838)
                                                                ------------     ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      49,622,859       88,604,890
  Proceeds from dividends reinvested........................              --          672,838
  Cost of shares redeemed...................................     (23,498,842)     (18,061,894)
                                                                ------------     ------------
  Change in net assets from capital transactions............      26,124,017       71,215,834
                                                                ------------     ------------
  Change in net assets......................................       9,447,802       87,352,151
NET ASSETS:
  Beginning of period.......................................     223,064,207      135,712,056
                                                                ------------     ------------
  End of period.............................................    $232,512,009     $223,064,207
                                                                ============     ============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $   (222,675)    $         --
                                                                ============     ============
SHARE TRANSACTIONS:
  Shares issued.............................................       4,423,312        8,087,424
  Dividends reinvested......................................              --           59,807
  Shares redeemed...........................................      (2,180,157)      (1,640,123)
                                                                ------------     ------------
  Change in shares..........................................       2,243,155        6,507,108
                                                                ============     ============

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL SALOMON BROTHERS LARGE CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                           YEAR ENDED DECEMBER 31,      MAY 1, 2002 TO
                                    SIX MONTHS ENDED    -----------------------------    DECEMBER 31,
                                      JUNE 30, 2006       2005       2004      2003        2002(A)
                                    -----------------   --------   --------   -------   --------------
                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................      $  11.48        $  10.50   $  10.06   $  8.09      $ 10.00
                                        --------        --------   --------   -------      -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....         (0.01)          (0.02)      0.04        --*          --*
  Net Realized and Unrealized
     Gains/ (Losses) on
     Investments..................         (0.75)           1.04       0.40      1.97        (1.91)
                                        --------        --------   --------   -------      -------
  Total from Investment
     Activities...................         (0.76)           1.02       0.44      1.97        (1.91)
                                        --------        --------   --------   -------      -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........            --           (0.03)        --        --*          --*
  Net Realized Gains..............            --           (0.01)        --        --           --
  Total Dividends.................            --           (0.04)        --        --*          --*
NET ASSET VALUE, END OF PERIOD....      $  10.72        $  11.48   $  10.50   $ 10.06      $  8.09
                                        ========        ========   ========   =======      =======
TOTAL RETURN**(b).................         (6.62)%          9.70%      4.37%    24.39%      (19.08)%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Net Assets, End of Period
  ($000's)........................      $232,512        $223,064   $135,712   $66,233      $11,680
Net Investment Income/(Loss)(c)...         (0.19)%         (0.16)%     0.56%     0.06%        0.05%
Expenses Before
  Reductions***(c)................          1.18%           1.21%      1.24%     1.38%        2.88%
Expenses Net of Reductions(c).....          1.17%           1.20%      1.19%     1.15%        1.15%
Expenses Net of
  Reductions(c)(d)................          1.18%           1.20%       N/A       N/A          N/A
Portfolio Turnover Rate(b)........         12.92%          78.89%     31.73%    19.22%       46.38%

------------
*   Amount less than $.005.

** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

*** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.
 8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL SALOMON BROTHERS LARGE CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1. ORGANIZATION

  The Allianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. Effective May 1, 2006, each of the Funds that were previously named with the prefix "USAZ" changed their name to the prefix "AZL."

 --   AZL AIM Basic Value Fund
 --   AZL AIM International Equity Fund
 --   AZL Davis NY Venture Fund
 --   AZL Dreyfus Founders Equity Growth Fund
 --   AZL Dreyfus Premier Small Cap Value Fund
 --   AZL Franklin Small Cap Value Fund
 --   AZL Jennison 20/20 Focus Fund
 --   AZL Jennison Growth Fund
 --   AZL Legg Mason Growth Fund
 --   AZL Legg Mason Value Fund
 --   AZL Money Market Fund
 --   AZL Neuberger Berman Regency Fund
 --   AZL OCC Renaissance Fund
 --   AZL OCC Value Fund
 --   AZL Oppenheimer Developing Markets Fund
 --   AZL Oppenheimer Emerging Growth Fund
 --   AZL Oppenheimer Emerging Technologies Fund
 --   AZL Oppenheimer Global Fund
 --   AZL Oppenheimer International Growth Fund
 --   AZL Oppenheimer Main Street Fund
 --   AZL PIMCO Fundamental IndexPLUS Total Return Fund
 --   AZL Salomon Brothers Large Cap Growth Fund
 --   AZL Salomon Brothers Small Cap Growth Fund
 --   AZL Van Kampen Aggressive Growth Fund
 --   AZL Van Kampen Comstock Fund
 --   AZL Van Kampen Emerging Growth Fund
 --   AZL Van Kampen Equity and Income Fund
 --   AZL Van Kampen Global Franchise Fund
 --   AZL Van Kampen Global Real Estate Fund
 --   AZL Van Kampen Growth and Income Fund
 --   AZL Van Kampen Mid Cap Growth Fund

  Effective May 1, 2006, the USAllianz Variable Insurance Products Trust changed its name to Allianz Variable Insurance Products Trust. These Notes to the Financial Statements are for the AZL Salomon Brothers Large Cap Growth Fund (the "Fund").

  The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL SALOMON BROTHERS LARGE CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on the trade date on the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  FUTURES CONTRACTS

  The Fund may invest in financial futures contracts for the purpose of hedging their existing securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin" are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involve the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

  SECURITIES LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL SALOMON BROTHERS LARGE CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, approved by the Trust and when, in the judgment of the Trust, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2006, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF         VALUE OF
                                                                 COLLATERAL    LOANED SECURITIES
                                                                 -----------   -----------------
   AZL Salomon Brothers Large Cap Growth Fund..................  $57,556,500      $55,789,631

  The Fund received cash collateral for securities loaned. The cash was invested in a Allianz Dresdner Daily Asset Fund at June 30, 2006. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

  COMMISSION RECAPTURE

  Certain Funds participate in a commission recapture program. The Funds will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Funds, excluding investment advisory fees. The amounts for the Fund are disclosed as expenses paid indirectly on the Statement of Operations.

3. RELATED PARTY TRANSACTIONS

  Allianz Life Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement among the Manager, Salomon Brothers Asset Management ("Salomon") and the Trust, Salomon provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2007.

  For the six months ended June 30, 2006, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   AZL Salomon Brothers Large Cap Growth Fund..................     0.80%          1.20%

  Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2006, the contractual reimbursements that may potentially be made in subsequent years were as follows:

                                                                  EXPIRES      EXPIRES      EXPIRES
                                                                 12/31/2006   12/31/2007   12/31/2008
                                                                 ----------   ----------   ----------
   AZL Salomon Brothers Large Cap Growth Fund..................   $69,190      $56,263      $18,358

  In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

  The Fund's lending agent is Dresdner Bank, AG (the "Agent"), an affiliate of Allianz Life Advisers LLC. Under the terms of the Securities Lending Agreement, the Agent is entitled to receive 25% of the income earned from securities lending. During the six months ended June 30, 2006, the Agent received $3,814 in fees for acting as the Securities Lending Agent.

  Under an Administrative Services Agreement between the Funds and Manager, the Manager provides certain compliance oversight and filing services. The Manager is entitled to an amount equal to a portion of the Manager's quarterly expenses for employees who support the Trust's compliance program. In addition, the Manager is entitled to $50.00 per hour for time

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL SALOMON BROTHERS LARGE CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission. Fees are paid to the Manager on a quarterly basis and are reflected on the Statement of Operations as "Administrative services fees."

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with which certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex-wide annual base fee of $1,250,000 and an additional complex-wide asset-based fee, computed daily and paid monthly, which is based upon the following schedule:
  0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $5 billion, and 0.01% of net assets over $5 billion. The overall complex-wide level fees are subject to a minimum fee based on $50,000 for each Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes employees available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO"). Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $50,000 for the six months ended June 30, 2006, plus certain out-of-pocket expenses. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2006, $3,041 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the six months ended June 30, 2006, actual Trustee compensation was $203,750 in total for both Trusts.

4. SECURITY PURCHASES AND SALES

  For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   AZL Salomon Brothers Large Cap Growth Fund..................  $56,371,932   $30,061,089

5. OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust's website at https://www.allianzlife.com/ ProductsServices/Annuities/Variable/OptionInfo.aspx; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

                                  ALLIANZ FUNDS

THE ALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND SERVICES.   SANNRPT0606 8/06
THESE FUNDS ARE NOT FDIC INSURED.

                            AZL(R) SALOMON BROTHERS
                             SMALL CAP GROWTH FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006
                                  (UNAUDITED)

                                                                   ALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 6

                             Statement of Operations
                                     Page 7

                       Statement of Changes in Net Assets
                                     Page 8

                              Financial Highlights
                                     Page 9

                        Notes to the Financial Statements
                                     Page 10

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL SALOMON BROTHERS SMALL CAP GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the AZL Salomon Brothers Small Cap Growth Fund, you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AZL Salomon Brothers Small Cap Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Salomon Brothers Small Cap Growth
     Fund.................................    $1,000.00       $1,018.70          $5.96              1.19%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the AZL Salomon Brothers Small Cap Growth Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL Salomon Brothers Small Cap Growth Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Salomon Brothers Small Cap Growth
     Fund.................................    $1,000.00       $1,018.89          $5.96              1.19%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL SALOMON BROTHERS SMALL CAP GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The AZL Salomon Brothers Small Cap Growth Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2006.

                                               PERCENT OF
   AZL SALOMON BROTHERS SMALL CAP                  NET
   GROWTH FUND                                   ASSETS*
   ------------------------------              -----------
   Aerospace/Defense.........................       0.7%
   Banking & Financial Services..............       5.6
   Biotechnology.............................       0.7
   Computers.................................      11.9
   Construction..............................       2.0
   E-Commerce................................       2.9
   Electronics...............................       2.5
   Energy....................................       1.0
   Food......................................       2.2
   Health Care...............................       7.6
   Industrial................................       7.8
   Machinery.................................       2.4
   Manufacturing.............................       3.5
   Media.....................................       2.8
   Metals/Mining.............................       0.9
   Minerals..................................       1.6
   Oil & Gas.................................       1.5
   Pharmaceuticals...........................       7.2
   Real Estate Investment Trusts.............       1.6
   Retail/Wholesale..........................       8.5
   Services..................................       5.3
   Technology................................       3.8
   Telecommunications........................       8.5
   Travel/Entertainment......................       3.1
   Utilities.................................       0.5
   Federal Home Loan Bank....................       5.0
   Short-Term Investments....................      19.5
                                                  -----
                                                  120.6%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%. For more information about the amounts for each industry, net assets, and total investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL SALOMON BROTHERS SMALL CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS (96.1%):
Aerospace/Defense (0.7%):
    29,166    Orbital Sciences Corp.*.....    $    470,739
                                              ------------
Banking & Financial Services (5.6%):
     8,240    Affiliated Managers Group,
                Inc.*(+)..................         715,974
    14,000    Cullen/Frost Bankers,
                Inc.......................         802,200
    13,400    East West Bancorp, Inc......         507,994
    26,000    MoneyGram International,
                Inc.......................         882,700
    36,400    Universal American Financial
                Corp.*....................         478,660
    12,100    Westamerica
                Bankcorporation(+)........         592,537
                                              ------------
                                                 3,980,065
                                              ------------
Biotechnology (0.7%):
    33,800    Senomyx, Inc.*..............         487,734
                                              ------------
Computers (11.9%):
    49,500    Corel Corp.*(+).............         596,970
    85,400    Digitas, Inc.*..............         992,348
    88,427    Electronics for Imaging,
                Inc.*.....................       1,846,356
   278,200    Extreme Networks, Inc.*.....       1,157,312
   212,000    RealNetworks, Inc.*(+)......       2,268,399
    59,400    Take-Two Interactive
                Software, Inc.*(+)........         633,204
    98,100    TIBCO Software, Inc.*.......         691,605
    47,000    Wind River Systems, Inc.*...         418,300
                                              ------------
                                                 8,604,494
                                              ------------
Construction (2.0%):
    11,700    ElkCorp.....................         324,909
    21,000    NCI Building Systems,
                Inc.*.....................       1,116,570
                                              ------------
                                                 1,441,479
                                              ------------
E-Commerce (2.9%):
     7,500    Ctrip.com International,
                Ltd., ADR(+)..............         382,875
    43,400    Gmarket, Inc. ADR*..........         667,058
    23,300    ValueClick, Inc.*...........         357,655
    17,800    WebEx Communications,
                Inc.*.....................         632,612
                                              ------------
                                                 2,040,200
                                              ------------
Electronics (2.5%):
    51,500    Dolby Laboratories, Inc.,
                Class A*..................       1,199,950
    20,600    Tessera Technologies,
                Inc.*.....................         566,500
                                              ------------
                                                 1,766,450
                                              ------------
Energy (1.0%):
    27,100    ITC Holdings Corp...........         720,318
                                              ------------
Food (2.2%):
    10,100    CKE Restaurants, Inc.(+)....         167,761
    18,100    P.F. Chang's China Bistro,
                Inc.*(+)..................         688,162
    23,000    Steak n Shake Co.*..........         348,220
    10,700    United Natural Foods,
                Inc.*(+)..................         353,314
                                              ------------
                                                 1,557,457
                                              ------------

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS, CONTINUED
Health Care (7.6%):
    14,300    Advanced Medical Optics,
                Inc.*.....................    $    725,010
     9,100    Cooper Companies, Inc.......         403,039
    45,300    DJ Orthopedics, Inc.*(+)....       1,668,398
     8,500    Health Net, Inc.*...........         383,945
    41,330    InterMune, Inc.*(+).........         679,879
    12,050    LifePoint Hospitals,
                Inc.*.....................         387,167
    11,500    Manor Care, Inc.............         539,580
    36,400    PDL BioPharma, Inc*.........         670,124
                                              ------------
                                                 5,457,142
                                              ------------
Industrial (7.8%):
    11,710    CARBO Ceramics, Inc.(+).....         575,312
    10,200    Cymer, Inc.*................         473,892
    19,100    Minerals Technologies,
                Inc.(+)...................         993,200
    49,300    MSC Industrial Direct
                Company, Inc., Class A....       2,345,201
    14,200    Scotts Miracle-Gro Co.,
                Class A...................         600,944
    21,480    Valspar Corp................         567,287
                                              ------------
                                                 5,555,836
                                              ------------
Machinery (2.4%):
    28,600    AGCO Corp.*(+)..............         752,752
    43,500    JLG Industries, Inc.........         978,750
                                              ------------
                                                 1,731,502
                                              ------------
Manufacturing (3.5%):
    19,200    Herman Miller, Inc..........         494,784
    16,900    IDEX Corp...................         797,680
    11,900    Mettler-Toledo
                International, Inc.*......         720,783
    22,841    Reddy Ice Holdings,
                Inc.(+)...................         464,814
                                              ------------
                                                 2,478,061
                                              ------------
Media (2.8%):
    41,240    Jupitermedia Corp.*(+)......         536,120
    58,400    SINA Corp.*(+)..............       1,458,832
                                              ------------
                                                 1,994,952
                                              ------------
Metals/Mining (0.9%):
    18,600    Mueller Industries, Inc.....         614,358
                                              ------------
Minerals (1.6%):
    20,500    Apex Silver Mines,
                Ltd.*(+)..................         308,525
    33,900    Compass Minerals
                International, Inc........         845,805
                                              ------------
                                                 1,154,330
                                              ------------
Oil/Gas (1.5%):
    10,700    Cheniere Energy, Inc.*......         417,300
    72,300    Gasco Energy, Inc.*(+)......         321,735
    10,500    GMX Resources, Inc.*(+).....         324,660
                                              ------------
                                                 1,063,695
                                              ------------
Pharmaceuticals (7.2%):
     6,200    Alexion Pharmaceuticals,
                Inc.*(+)..................         223,944
    28,000    Andrx Corp.*................         649,320
    18,400    Arena Pharmaceuticals,
                Inc.*.....................    213,072

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL SALOMON BROTHERS SMALL CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS, CONTINUED
Pharmaceuticals, continued
    24,225    AVANIR Pharmaceuticals,
                Class A*(+)...............    $    165,699
    44,000    CV Therapeutics, Inc.*(+)...         614,680
    12,200    Endo Pharmaceuticals
                Holdings, Inc.*...........         402,356
    66,500    Nektar Therapeutics*(+).....       1,219,610
    42,600    NPS Pharmaceuticals,
                Inc.*.....................         207,888
   160,200    Oscient Pharmaceuticals
                Corp*.....................         137,772
   100,900    Panacos Pharmaceuticals,
                Inc.*.....................         556,968
    32,520    Tanox, Inc.*(+).............         449,752
     7,800    Vertex Pharmaceuticals,
                Inc.*(+)..................         286,338
                                              ------------
                                                 5,127,399
                                              ------------
Real Estate Investment Trusts (1.6%):
     2,650    Alexandria Real Estate
                Equities, Inc.............         235,002
    13,650    BioMed Realty Trust, Inc....         408,681
    13,540    Gramercy Capital Corp.......         350,686
     2,500    PS Business Parks, Inc......         147,500
                                              ------------
                                                 1,141,869
                                              ------------
Retail/Wholesale (8.5%):
     7,600    Abercrombie & Fitch Co.,
                Class A...................         421,268
    12,100    Aviall, Inc.*...............         574,992
       700    J. Crew Group, Inc.*........          19,215
    20,500    K-Swiss, Inc., Class A......         547,350
    17,850    Men's Wearhouse, Inc........         540,855
    51,900    Nu Skin Enterprises, Inc.,
                Class A(+)................         770,715
    56,000    Pier 1 Imports, Inc.(+).....         390,880
    11,400    Pool Corp...................         497,382
    24,500    Spectrum Brands, Inc.*(+)...         316,540
    39,400    Steelcase, Inc., Class A....         648,130
    31,400    Tempur-Pedic International,
                Inc.*(+)..................         424,214
    30,400    Urban Outfitters, Inc.*.....         531,696
    32,100    West Marine, Inc.*(+).......         432,708
                                              ------------
                                                 6,115,945
                                              ------------
Services (5.3%):
    14,700    IHS, Inc.*..................         435,561
    36,700    R.H. Donnelley Corp.........       1,984,369
   109,900    Sapient Corp.*(+)...........         582,470
    26,900    Wright Express Corp.*.......         773,106
                                              ------------
                                                 3,775,506
                                              ------------
Technology (3.8%):
    18,200    Avid Technology, Inc.*(+)...         606,606
    82,300    Sohu.com, Inc.*.............       2,122,517
                                              ------------
                                                 2,729,123
                                              ------------
Telecommunications (8.5%):
     1,760    American Tower Corp., Class
                A*........................          54,771
    40,200    China GrenTech Corp., Ltd.,
                ADR*(+)...................         428,572
   123,400    Cincinnati Bell, Inc.*......         505,940
    39,200    Citizens Communications
                Co........................         511,560
     4,750    Commonwealth Telephone
                Enterprises, Inc..........         157,510
    96,400    Dobson Communications Corp.,
                Class A*..................         745,173
    65,100    ECI Telecom, Ltd.*..........         524,706
     1,608    Ectel, Ltd.*................           7,075
     9,360    Global Signal, Inc.(+)......         433,555
    39,240    Kongzhong Corp., ADR*.......         345,312
     8,700    MasTec, Inc.*(+)............         114,927
    27,200    NETGEAR, Inc.*(+)...........         588,880
    60,300    Openwave Systems,
                Inc.*(+)..................         695,862
     8,200    PanAmSat Holding Corp.......         204,918
   120,200    RF Micro Devices, Inc.*.....         717,594
     9,100    Time Warner Telecom, Inc.,
                Class A*..................         135,135
                                              ------------
                                                 6,171,490
                                              ------------

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS, CONTINUED
Travel/Entertainment (3.1%):
    28,000    Marvel Entertainment,
                Inc.*(+)..................    $    560,000
    10,900    Regal Entertainment Group,
                Class A(+)................         221,488
    32,000    Sabre Holdings Corp., Class
                A.........................         704,000
     6,300    Station Casinos, Inc........         428,904
    30,290    WiderThan Company, Ltd.,
                ADR*......................         311,684
                                              ------------
                                                 2,226,076
                                              ------------
Utilities (0.5%):
     8,600    Ormat Technologies,
                Inc.(+)...................         328,090
                                              ------------
  Total Common Stocks
    (Cost $70,514,153)                          68,734,310
                                              ------------
COLLATERAL FOR SECURITIES ON LOAN (19.5%):
13,935,744    Northern Trust Liquid
                Institutional Asset
                Portfolio.................      13,935,744
                                              ------------
  Total Collateral for Securities on Loan
    (Cost $13,935,744)                          13,935,744
                                              ------------
U.S. GOVERNMENT SPONSORED ENTERPRISES (5.0%):
Federal Home Loan Bank (5.0%):
 3,574,000    4.87%, 7/3/06(b)............       3,572,585
                                              ------------
  Total U.S. Government Sponsored
  Enterprises
    (Cost $3,573,057)
                                                 3,572,585
                                              ------------
DEPOSIT ACCOUNT (0.0%):
     1,787    TNT Offshore Deposit
                Account...................           1,787
                                              ------------
  Total Deposit Account
    (Cost $1,787)                             1,787
                                              ------------
  Total Investments
    (Cost $88,024,741)(a)--120.6%             86,244,426
  Liabilities in excess of other
  assets--(20.6)%                              (14,746,909)
                                              ------------
  Net Assets--100.0%                          $ 71,497,517
                                              ============

continued
 4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL SALOMON BROTHERS SMALL CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

------------

Percentages indicated are based on net assets of $71,497,517.

*  Non-income producing security.

(+)  All or a portion of a security is loaned as of June 30, 2006.

ADR--American Depositary Receipt.

(a) Cost for federal income tax purposes is $88,504,203. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

    Unrealized appreciation...................  $ 4,816,229
    Unrealized depreciation...................   (2,556,452)
                                                -----------
    Net unrealized depreciation...............  $(2,259,777)
                                                ===========

(b) The rate presented represents the effective yield at June 30, 2006.

   The following represents the concentrations by country as of June 30, 2006 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     94.5%
    Cayman Islands............................      3.6%
    Canada....................................      0.8%
    Israel....................................      0.7%
    South Korea...............................      0.4%
                                                  ------
    Total.....................................    100.0%
                                                  ======

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

                                                                    AZL
                                                              SALOMON BROTHERS
                                                                 SMALL CAP
                                                                GROWTH FUND
                                                              ----------------
ASSETS
Investment securities, at cost..............................    $88,024,741
                                                                ===========
Investment securities, at value*............................    $86,244,426
Cash........................................................        524,189
Interest and dividends receivable...........................         29,869
Receivable for capital shares issued........................        342,421
Receivable for investments sold.............................        403,443
Prepaid expenses............................................          3,710
                                                                -----------
  Total Assets..............................................     87,548,058
                                                                -----------

LIABILITIES
Payable for investments purchased...........................      2,041,923
Payable for capital shares redeemed.........................          1,466
Payable for return of collateral received...................     13,935,744
Manager fees payable........................................         49,568
Administration fees payable.................................          3,797
Administrative services fees payable........................          3,364
Compliance services fees payable............................            100
Distribution fees payable...................................         14,579
                                                                -----------
  Total Liabilities.........................................     16,050,541
                                                                -----------
NET ASSETS..................................................    $71,497,517
                                                                ===========
NET ASSETS CONSIST OF:
  Capital...................................................    $71,247,237
  Undistributed net investment income/(loss)................        (58,669)
  Net realized gains/(losses) on investments................      2,089,264
  Net unrealized appreciation/(depreciation) on
     investments............................................     (1,780,315)
                                                                -----------
NET ASSETS..................................................    $71,497,517
                                                                ===========
Shares of beneficial interest...............................      6,249,428
Net Asset Value (offering and redemption price per share)...    $     11.44
                                                                ===========

------------
*   Includes securities on loan of $13,677,779.

See accompanying notes to the financial statements.
 6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

                                                                    AZL
                                                              SALOMON BROTHERS
                                                                 SMALL CAP
                                                                GROWTH FUND
                                                              ----------------
INVESTMENT INCOME:
Interest....................................................    $   119,200
Dividends...................................................        196,529
Income from securities lending..............................         26,906
                                                                -----------
  Total Investment Income...................................        342,635
                                                                -----------
EXPENSES:
Manager fees................................................        285,716
Administration fees.........................................         18,671
Distribution fees...........................................         84,034
Audit fees..................................................          1,392
Administrative services fees................................            643
Compliance services fees....................................            557
Custodian fees..............................................          6,189
Legal fees..................................................          2,112
Shareholder reports.........................................          1,958
Trustees' fees..............................................          1,329
Other expenses..............................................          8,154
                                                                -----------
  Total expenses before reductions..........................        410,755
  Less expenses paid indirectly.............................         (9,451)
                                                                -----------
  Net Expenses..............................................        401,304
                                                                -----------
NET INVESTMENT INCOME/(LOSS)................................        (58,669)
                                                                -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on securities transactions......      2,676,285
Change in unrealized appreciation/depreciation on
  securities................................................     (3,740,593)
                                                                -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...     (1,064,308)
                                                                -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............    $(1,122,977)
                                                                ===========

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                   AZL SALOMON BROTHERS
                                                                   SMALL CAP GROWTH FUND
                                                              -------------------------------
                                                                  FOR THE          FOR THE
                                                              SIX MONTHS ENDED   PERIOD ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2006           2005(a)
                                                              ----------------   ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $    (58,669)    $   (34,130)
  Net realized gains/(losses) on investments................       2,676,285        (587,021)
  Change in unrealized appreciation/depreciation on
     investments............................................      (3,740,593)      1,960,278
                                                                ------------     -----------
  Change in net assets resulting from operations............      (1,122,977)      1,339,127
                                                                ------------     -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      39,912,689      48,550,135
  Cost of shares redeemed...................................     (12,840,452)     (4,341,005)
                                                                ------------     -----------
  Change in net assets from capital transactions............      27,072,237      44,209,130
                                                                ------------     -----------
  Change in net assets......................................      25,949,260      45,548,257
NET ASSETS:
  Beginning of period.......................................      45,548,257              --
                                                                ------------     -----------
  End of period.............................................    $ 71,497,517     $45,548,257
                                                                ============     ===========
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $    (58,669)    $        --
                                                                ============     ===========
SHARE TRANSACTIONS:
  Shares issued.............................................       3,285,322       4,447,353
  Shares redeemed...........................................      (1,090,695)       (392,552)
                                                                ------------     -----------
  Change in shares..........................................       2,194,627       4,054,801
                                                                ============     ===========

------------
(a) For the Period April 29, 2005 (commencement of operations) to December 31, 2005.

See accompanying notes to the financial statements.
 8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL SALOMON BROTHERS SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                               FOR THE             FOR THE
                                                           SIX MONTHS ENDED      PERIOD ENDED
                                                               JUNE 30,          DECEMBER 31,
                                                                 2006              2005(a)
                                                           ----------------   ------------------
                                                             (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.....................      $ 11.23             $ 10.00
                                                               -------             -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)...........................        (0.01)              (0.01)
  Net Realized and Unrealized Gains/(Losses) on
     Investments.........................................         0.22                1.24
                                                               -------             -------
  Total from Investment Activities.......................         0.21                1.23
                                                               -------             -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income..................................           --                  --
  Net Realized Gains.....................................           --                  --
                                                               -------             -------
  Total Dividends........................................           --                  --
                                                               -------             -------
NET ASSET VALUE, END OF PERIOD...........................      $ 11.44             $ 11.23
                                                               =======             =======
TOTAL RETURN*(b).........................................         1.87%              12.30%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's).......................      $71,498             $45,548
Net Investment Income/(Loss)(c)..........................        (0.17)%             (0.22)%
Expenses Before Reductions**(c)..........................         1.22%               1.35%
Expenses Net of Reductions(c)............................         1.19%               1.35%
Expenses Net of Reductions(c)(d).........................         1.22%                N/A
Portfolio Turnover Rate(b)...............................        41.63%              83.87%

------------
* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) For the Period April 29, 2005 (commencement of operations) to December 31, 2005.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL SALOMON BROTHERS SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1. ORGANIZATION

  The Allianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. Effective May 1, 2006, each of the Funds that were previously named with the prefix "USAZ" changed their name to the prefix "AZL."

 --   AZL AIM Basic Value Fund
 --   AZL AIM International Equity Fund
 --   AZL Davis NY Venture Fund
 --   AZL Dreyfus Founders Equity Growth Fund
 --   AZL Dreyfus Premier Small Cap Value Fund
 --   AZL Franklin Small Cap Value Fund
 --   AZL Jennison 20/20 Focus Fund
 --   AZL Jennison Growth Fund
 --   AZL Legg Mason Growth Fund
 --   AZL Legg Mason Value Fund
 --   AZL Money Market Fund
 --   AZL Neuberger Berman Regency Fund
 --   AZL OCC Renaissance Fund
 --   AZL OCC Value Fund
 --   AZL Oppenheimer Developing Markets Fund
 --   AZL Oppenheimer Emerging Growth Fund
 --   AZL Oppenheimer Emerging Technologies Fund
 --   AZL Oppenheimer Global Fund
 --   AZL Oppenheimer International Growth Fund
 --   AZL Oppenheimer Main Street Fund
 --   AZL PIMCO Fundamental IndexPLUS Total Return Fund
 --   AZL Salomon Brothers Large Cap Growth Fund
 --   AZL Salomon Brothers Small Cap Growth Fund
 --   AZL Van Kampen Aggressive Growth Fund
 --   AZL Van Kampen Comstock Fund
 --   AZL Van Kampen Emerging Growth Fund
 --   AZL Van Kampen Equity and Income Fund
 --   AZL Van Kampen Global Franchise Fund
 --   AZL Van Kampen Global Real Estate Fund
 --   AZL Van Kampen Growth and Income Fund
 --   AZL Van Kampen Mid Cap Growth Fund

  Effective May 1, 2006, the USAllianz Variable Insurance Products Trust changed its name to Allianz Variable Insurance Products Trust. These Notes to the Financial Statements are for the AZL Salomon Brothers Small Cap Growth Fund (the "Fund").

  The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL SALOMON BROTHERS SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on the trade date on the last business day of the reporting period. Net realized gains and losses on investments are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

  SECURITIES LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, approved by the Trust or Allianz Life Advisers, LLC, the investment manager of the Fund and when, in the judgment of the Trust, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2006, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF         VALUE OF
                                                                 COLLATERAL    LOANED SECURITIES
                                                                 -----------   -----------------
   AZL Salomon Brothers Small Cap Growth Fund..................  $13,935,744      $13,677,779

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL SALOMON BROTHERS SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  The Fund received cash collateral for securities loaned. The cash was invested in the Northern Trust Institutional Liquid Assets Portfolio at June 30, 2006. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

  COMMISSION RECAPTURE

  Certain Funds participate in a commission recapture program. The Funds will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Funds, excluding investment advisory fees. The amounts for the Fund are disclosed as expenses paid indirectly on the Statement of Operations.

3. RELATED PARTY TRANSACTIONS

  Allianz Life Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement among the Manager, Salomon Brothers Asset Management ("Salomon") and the Trust, Salomon provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2007.

  For the six months ended June 30, 2006, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   AZL Salomon Brothers Small Cap Growth Fund..................     0.85%          1.35%

  Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2006, there were no contractual reimbursements that may potentially be made in subsequent years.

  In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

  Under an Administrative Services Agreement between the Funds and Manager, the Manager provides certain compliance oversight and filing services. The Manager is entitled to an amount equal to a portion of the Manager's quarterly expenses for employees who support the Trust's compliance program. In addition, the Manager is entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission. Fees are paid to the Manager on a quarterly basis and are reflected on the Statement of Operations as "Administrative services fees."

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with which certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex-wide annual base fee of $1,250,000 and an additional complex-wide asset-based fee, computed daily and paid monthly, which is based upon the following schedule:
  0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $5 billion, and 0.01% of net assets over $5 billion. The overall complex-wide level fees are subject to a minimum fee based on $50,000 for each Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes employees available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO"). Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $50,000 for the six months ended June 30, 2006, plus certain out-of-pocket

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL SALOMON BROTHERS SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  expenses. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2006, $916 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the six months ended June 30, 2006, actual Trustee compensation was $203,750 in total for both Trusts.

4. SECURITY PURCHASES AND SALES

  For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   AZL Salomon Brothers Small Cap Growth Fund..................  $53,559,715   $26,171,307

5. OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust's website at https://www.allianzlife.com/ ProductsServices/Annuities/Variable/OptionInfo.aspx; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

                                 ALLIANZ FUNDS

THE ALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND SERVICES.   SANNRPT0606 8/06
THESE FUNDS ARE NOT FDIC INSURED.

                                AZL(R) VAN KAMPEN
                             AGGRESSIVE GROWTH FUND
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                                   ALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statement of Changes in Net Assets
                                     Page 7

                              Financial Highlights
                                     Page 8

                        Notes to the Financial Statements
                                     Page 9

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN AGGRESSIVE GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the AZL Van Kampen Aggressive Growth Fund, you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AZL Van Kampen Aggressive Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Van Kampen Aggressive Growth
     Fund.................................    $1,000.00       $1,027.60          $6.33              1.26%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the AZL Van Kampen Aggressive Growth Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL Van Kampen Aggressive Growth Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Van Kampen Aggressive Growth
     Fund.................................    $1,000.00       $1,018.55          $6.31              1.26%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN AGGRESSIVE GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The AZL Van Kampen Aggressive Growth Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2006.

                                                PERCENT OF
   AZL VAN KAMPEN AGGRESSIVE GROWTH FUND       NET ASSETS*
   -------------------------------------       ------------
   Auto & Transportation.....................       2.7%
   Consumer Discretionary....................      20.5
   Consumer Staples..........................       1.5
   Financials................................       8.9
   Health Care...............................      17.0
   Materials & Processing....................       3.5
   Other Energy..............................      12.4
   Producer Durables.........................      10.3
   Technology................................      17.0
   Utilities.................................       1.5
   Federal Home Loan Bank....................       4.6
   Short-Term Investments....................      33.3
                                                  -----
                                                  133.2%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%. For more information about the amounts for each industry, net assets, and total investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN AGGRESSIVE GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS (95.3%):
Auto & Transportation (2.7%):
    23,160    C.H. Robinson Worldwide,
                Inc. .....................    $  1,234,428
    19,490    GATX Corp.(+)...............         828,325
     7,680    Union Pacific Corp. ........         713,933
                                              ------------
                                                 2,776,686
                                              ------------
Consumer Discretionary (20.5%):
    19,180    Abercrombie & Fitch Co. ....       1,063,147
    46,910    Circuit City Stores,
                Inc. .....................       1,276,890
    31,150    Coach, Inc.*................         931,385
    27,530    Coldwater Creek, Inc.*(+)...         736,703
     7,730    Corporate Executive Board
                Co. ......................         774,546
    27,810    Dress Barn, Inc.*(+)........         704,984
    24,130    Guess?, Inc.*(+)............       1,007,428
    30,930    International Game
                Technology................       1,173,484
    18,860    Kohl's Corp.*...............       1,115,003
    38,280    Marriott International,
                Inc. .....................       1,459,233
    15,540    Men's Wearhouse, Inc. ......         470,862
    24,440    Monster Worldwide, Inc.*....       1,042,610
    23,620    Nordstrom, Inc. ............         862,130
    19,980    Nutri/System, Inc.*(+)......       1,241,357
    23,170    Office Depot, Inc.*.........         880,460
    19,210    Orient-Express Hotels,
                Ltd.(+)...................         746,116
    19,770    Penn National Gaming,
                Inc.*.....................         766,681
    19,370    Phillips-Van Heusen
                Corp. ....................         739,159
    10,580    Polo Ralph Lauren Corp. ....         580,842
    19,720    Shuffle Master, Inc.*(+)....         646,422
    22,300    Sotheby's Holding,
                Inc.*(+)..................         585,375
    15,590    Station Casinos, Inc. ......       1,061,367
    15,850    WESCO International,
                Inc.*.....................       1,093,650
    12,080    World Fuel Services
                Corp.(+)..................         551,935
                                              ------------
                                                21,511,769
                                              ------------
Consumer Staples (1.5%):
     8,050    Hansen Natural Corp.*(+)....       1,532,479
                                              ------------
Financial Services (8.9%):
     7,900    Affiliated Managers Group,
                Inc.*(+)..................         686,431
     7,850    Bear Stearns Companies,
                Inc. .....................       1,099,628
    82,030    Charles Schwab Corp. .......       1,310,839
     3,850    Chicago Mercantile Exchange
                Holdings, Inc. ...........       1,890,928
    31,660    Investment Technology Group,
                Inc.*.....................       1,610,228
    46,780    Janus Capital Group,
                Inc. .....................         837,362
    38,110    Nasdaq Stock Market,
                Inc.*(+)..................       1,139,489
    19,080    Paychex, Inc. ..............         743,738
                                              ------------
                                                 9,318,643
                                              ------------
Health Care (17.0%):
    18,330    Brookdale Senior Living,
                Inc.(+)...................         820,084
    31,160    Celgene Corp.*(+)...........       1,477,919
    19,520    DaVita, Inc.*...............         970,144
    39,430    Hologic, Inc.*(+)...........       1,946,265
    28,670    Mentor Corp.(+).............       1,247,145
    35,280    New River Pharmaceuticals,
                Inc.*(+)..................       1,005,480
    35,360    Omnicare, Inc. .............       1,676,771
    11,550    Roche Holding AG............         952,757
    48,890    Shire Pharmaceuticals Group
                plc,......................       2,162,405
    46,990    United Therapeutics
                Corp.*(+).................       2,714,612
    19,330    Ventana Medical Systems,
                Inc.*(+)..................         911,989
    31,900    Vertex Pharmaceuticals,
                Inc.*(+)..................       1,171,049
     9,580    Wellpoint, Inc.*............         697,137
                                              ------------
                                                17,753,757
                                              ------------

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS, CONTINUED
Materials & Processing (3.5%):
    19,580    Freeport-McMoRan Copper &
                Gold, Inc. ...............    $  1,084,928
    16,170    H&E Equipment Services,
                Inc.*(+)..................         476,207
    30,960    Meadwestvaco Corp. .........         864,713
    23,730    Nucor Corp. ................       1,287,352
                                              ------------
                                                 3,713,200
                                              ------------
Other Energy (12.4%):
    23,290    Archer-Daniels-Midland
                Co. ......................         961,411
    15,690    Ceradyne, Inc.*(+)..........         776,498
    23,780    ENSCO International,
                Inc. .....................       1,094,356
    39,620    Frontier Oil Corp.(+).......       1,283,688
    24,080    Grant Prideco, Inc.*........       1,077,580
    19,480    Helix Energy Solutions
                Group, Inc.*(+)...........         786,213
    20,000    Peabody Energy Corp. .......       1,115,000
    15,510    Questar Corp. ..............       1,248,400
    24,340    TETRA Technologies,
                Inc.*(+)..................         737,259
    32,590    Ultra Petroleum Corp.*......       1,931,609
    15,380    Veritas DGC, Inc.*(+).......         793,300
    24,310    Weatherford International,
                Ltd.*.....................       1,206,262
                                              ------------
                                                13,011,576
                                              ------------
Producer Durables (10.3%):
    11,770    Beazer Homes USA, Inc.(+)...         539,890
    16,040    Cymer, Inc.*(+).............         745,218
    11,880    Itron, Inc.*(+).............         704,009
    31,790    JLG Industries, Inc. .......         715,275
    16,085    Joy Global, Inc. ...........         837,868
    20,190    Manitowoc Company,
                Inc.(+)...................         898,455
     7,780    Mettler Toledo
                International, Inc.*......         471,235
    15,620    Molex, Inc.(+)..............         524,363
    24,220    Precision Castparts
                Corp. ....................       1,447,387
    19,380    Rockwell Automation,
                Inc. .....................       1,395,554
    24,090    Trinity Industries,
                Inc.(+)...................         973,236
    32,620    Veeco Instruments,
                Inc.*(+)..................         777,661
    19,610    Wabtec Corp. ...............         733,414
                                              ------------
                                                10,763,565
                                              ------------

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN AGGRESSIVE GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS, CONTINUED
Technology (17.0%):
    47,880    Akamai Technologies,
                Inc.*(+)..................    $  1,732,776
    32,000    Aquantive, Inc.*(+).........         810,560
    32,590    Atheros
                Communications*(+)........         617,906
    22,540    Broadcom Corp.*.............         677,327
    19,410    Checkfree Corp.*(+).........         961,960
    19,780    Cognizant Technology
                Solutions Corp.*..........       1,332,579
    32,010    Crown Castle International
                Corp.*....................       1,105,625
    15,280    Global Payments, Inc.(+)....         741,844
    23,650    Harris Corp. ...............         981,712
    45,810    Informatica Corp.*(+).......         602,860
    31,330    Intersil Corp. .............         728,423
    31,840    Jabil Circuit, Inc. ........         815,104
    15,740    Komag, Inc.*(+).............         726,873
    19,710    MEMC Electronic Materials,
                Inc.*.....................         739,125
    23,780    Moneygram International,
                Inc. .....................         807,331
    23,900    NeuStar, Inc., Class
                A*(+).....................         806,625
    27,980    QUALCOMM, Inc. .............       1,121,159
    15,880    Rackable Systems,
                Inc.*(+)..................         627,101
    47,000    Red Hat, Inc.*(+)...........       1,099,800
    31,700    Salesforce.com, Inc.*(+)....         845,122
                                              ------------
                                                17,881,812
                                              ------------
Utilities (1.5%):
    27,060    NII Holdings, Inc.*.........       1,525,643
                                              ------------
  Total Common Stocks
    (Cost $87,059,312)                          99,789,130
                                              ------------
COLLATERAL FOR SECURITIES ON LOAN (33.3%):
34,917,687    Northern Trust Liquid
                Institutional Asset
                Portfolio.................      34,917,687
                                              ------------
  Total Collateral for Securities on Loan
    (Cost $34,917,687)                          34,917,687
                                              ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (4.6%):
Federal Home Loan Mortgage Corporation (4.6%):
 4,800,000    4.95%, 7/3/06...............       4,798,020
                                              ------------
  Total U.S. Government Sponsored
Enterprise
    (Cost $4,798,680)
                                                 4,798,020
                                              ------------
DEPOSIT ACCOUNT (0.0%):
    35,767    TNT Offshore Deposit
                Account...................          35,767
                                              ------------
  Total Deposit Account
    (Cost $35,767)                                  35,767
                                              ------------
  Total Investments
    (Cost $126,811,446)(a)--133.2%             139,540,604
  Liabilities in excess of other
assets--(33.2)%                                (34,815,189)
                                              ------------
  Net Assets--100.0%                          $104,725,415
                                              ============


------------

Percentages indicated are based on net assets of $104,725,415.

*  Non-income producing security.

(+)  All or a portion of security is loaned as of June 30, 2006.

(a) Cost for federal income tax purposes is $127,283,742. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

    Unrealized appreciation...................  $16,094,486
    Unrealized depreciation...................   (3,837,624)
                                                -----------
    Net unrealized appreciation...............  $12,256,862
                                                ===========

(b) The rate presented represents the effective yield at June 30, 2006.

   The following represents the concentrations by country as of June 30, 2006 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     95.1%
    United Kingdom............................      2.1%
    Canada....................................      1.9%
    Switzerland...............................      0.9%
                                                  ------
                                                  100.0%
                                                  ======

See accompanying notes to the financial statements.
 4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

                                                               AZL VAN KAMPEN
                                                              AGGRESSIVE GROWTH
                                                                    FUND
                                                              -----------------
ASSETS
Investment securities, at cost..............................    $126,811,446
                                                                ============
Investment securities, at value*............................    $139,540,604
Interest and dividends receivable...........................          43,587
Receivable for capital shares issued........................         194,874
                                                                ------------
  Total Assets..............................................     139,779,065
                                                                ------------

LIABILITIES
Payable for capital shares redeemed.........................           1,449
Payable for return of collateral received...................      34,917,687
Manager fees payable........................................          72,963
Administration fees payable.................................           5,019
Distribution fees payable...................................          20,863
Administrative services fees payable........................             483
Compliance services fees payable............................             143
Other accrued liabilities...................................          35,043
                                                                ------------
  Total Liabilities.........................................      35,053,650
                                                                ------------
NET ASSETS..................................................    $104,725,415
                                                                ============

NET ASSETS CONSIST OF:
  Capital...................................................    $ 77,301,932
  Undistributed net investment income/(loss)................        (299,877)
  Undistributed net realized gains/(losses) on
     investments............................................      14,994,202
  Net unrealized appreciation/(depreciation) on
     investments............................................      12,729,158
                                                                ------------
NET ASSETS..................................................    $104,725,415
                                                                ============
Shares of beneficial interest (unlimited shares
  authorized)...............................................      10,815,283
Net Asset Value (offering and redemption price per share)...    $       9.68
                                                                ============

------------
*   Includes securities on loan of $35,129,072.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

                                                               AZL VAN KAMPEN
                                                              AGGRESSIVE GROWTH
                                                                    FUND
                                                              -----------------
INVESTMENT INCOME:
Interest....................................................     $   106,958
Dividends...................................................         250,722
Income from securities lending..............................          27,267
                                                                 -----------
  Total Investment Income...................................         384,947
                                                                 -----------
EXPENSES:
Manager fees................................................         488,396
Administration fees.........................................          30,477
Distribution fees...........................................         136,365
Audit fees..................................................           2,686
Administrative services fees................................             982
Compliance services fees....................................             950
Custodian fees..............................................           8,915
Legal fees..................................................           4,142
Shareholder reports.........................................           3,515
Trustees' fees..............................................           2,153
Recoupment of prior expenses reimbursed by the Manager......          40,874
Other expenses..............................................          27,028
                                                                 -----------
  Total expenses before reductions..........................         746,483
  Less expenses voluntarily waived/reimbursed by the
     Manager................................................         (40,500)
  Less expenses paid indirectly.............................         (21,159)
                                                                 -----------
  Net Expenses..............................................         684,824
                                                                 -----------
NET INVESTMENT INCOME/(LOSS)................................        (299,877)
                                                                 -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on securities transactions......       7,434,776
Change in unrealized appreciation/depreciation on
  securities................................................      (4,860,112)
                                                                 -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...       2,574,664
                                                                 -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............     $ 2,274,787
                                                                 ===========

See accompanying notes to the financial statements.
 6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      AZL VAN KAMPEN
                                                                  AGGRESSIVE GROWTH FUND
                                                              -------------------------------
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2006             2005
                                                              ----------------   ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $   (299,877)    $   (518,172)
  Net realized gains/(losses) on investments................       7,434,776        8,079,859
  Change in unrealized appreciation/depreciation on
     investments............................................      (4,860,112)       2,701,930
                                                                ------------     ------------
  Change in net assets from operations......................       2,274,787       10,263,617
                                                                ------------     ------------
DIVIDENDS TO SHAREHOLDERS:
  From net realized gains on investments....................              --       (1,540,467)
                                                                ------------     ------------
  Change in net assets resulting from dividends to
     shareholders...........................................              --       (1,540,467)
                                                                ------------     ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      11,687,043       21,869,287
  Proceeds from dividends reinvested........................              --        1,540,462
  Cost of shares redeemed...................................     (12,160,987)     (20,143,237)
                                                                ------------     ------------
  Change in net assets from capital transactions............        (473,944)       3,266,512
                                                                ------------     ------------
  Change in net assets......................................       1,800,843       11,989,662
NET ASSETS:
  Beginning of period.......................................     102,924,572       90,934,910
                                                                ------------     ------------
  End of period.............................................    $104,725,415     $102,924,572
                                                                ============     ============
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
  INCOME....................................................    $   (299,877)    $         --
                                                                ============     ============
SHARE TRANSACTIONS:
  Shares issued.............................................       1,163,076        2,493,500
  Dividends reinvested......................................              --          166,897
  Shares redeemed...........................................      (1,272,352)      (2,284,338)
                                                                ------------     ------------
  Change in shares..........................................        (109,276)         376,059
                                                                ============     ============

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                                     YEAR ENDED
                                                   SIX MONTHS ENDED                 DECEMBER 31,                 MAY 1, 2001 TO
                                                       JUNE 30,       ----------------------------------------    DECEMBER 31,
                                                         2006           2005       2004       2003      2002        2001(a)
                                                   ----------------   --------   --------   --------   -------   --------------
                                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............     $   9.42       $   8.62   $   7.54   $   5.48   $  8.10       $10.00
                                                       --------       --------   --------   --------   -------       ------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................        (0.08)         (0.05)     (0.04)     (0.03)    (0.02)       (0.02)
  Net Realized and Unrealized Gains/(Losses) on
    Investments...................................         0.34           0.99       1.12       2.09     (2.60)       (1.88)
                                                       --------       --------   --------   --------   -------       ------
  Total from Investment Activities................         0.26           0.94       1.08       2.06     (2.62)       (1.90)
                                                       --------       --------   --------   --------   -------       ------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................           --             --         --         --        --           --
  Net Realized Gains..............................           --          (0.14)        --         --        --           --
                                                       --------       --------   --------   --------   -------       ------
  Total Dividends.................................           --          (0.14)        --         --        --           --
                                                       --------       --------   --------   --------   -------       ------
NET ASSET VALUE, END OF PERIOD....................     $   9.68       $   9.42   $   8.62   $   7.54   $  5.48       $ 8.10
                                                       ========       ========   ========   ========   =======       ======
TOTAL RETURN*(b)..................................         2.76%         10.95%     14.32%     37.59%   (32.35)%     (19.00)%
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................     $104,725       $102,925   $ 90,935   $ 48,691   $12,265       $2,999
Net Investment Income/(Loss)(c)...................        (0.55)%        (0.54)%    (0.66)%    (0.80)%   (0.76)%      (0.72)%
Expenses Before Reductions**(c)...................         1.29%          1.33%      1.36%      1.51%     3.12%        7.59%
Expenses Net of Reductions(c).....................         1.26%          1.24%      1.29%      1.25%     1.25%        1.25%
Expenses Net of Reductions(c)(d)..................         1.29%          1.30%       N/A        N/A       N/A          N/A
Portfolio Turnover Rate(b)........................        70.48%        154.15%    153.27%    184.79%   260.54%      188.58%

------------
* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.
 8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN AGGRESSIVE GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1. ORGANIZATION

  The Allianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. Effective May 1, 2006, each of the Funds that were previously named with the prefix "USAZ" changed their name to the prefix "AZL"

 --   AZL AIM Basic Value Fund
 --   AZL AIM International Equity Fund
 --   AZL Davis NY Venture Fund
 --   AZL Dreyfus Founders Equity Growth Fund
 --   AZL Dreyfus Premier Small Cap Value Fund
 --   AZL Franklin Small Cap Value Fund
 --   AZL Jennison 20/20 Focus Fund
 --   AZL Jennison Growth Fund
 --   AZL Legg Mason Growth Fund
 --   AZL Legg Mason Value Fund
 --   AZL Money Market Fund
 --   AZL Neuberger Berman Regency Fund
 --   AZL OCC Renaissance Fund
 --   AZL OCC Value Fund
 --   AZL Oppenheimer Developing Markets Fund
 --   AZL Oppenheimer Emerging Growth Fund
 --   AZL Oppenheimer Emerging Technologies Fund
 --   AZL Oppenheimer Global Fund
 --   AZL Oppenheimer International Growth Fund
 --   AZL Oppenheimer Main Street Fund
 --   AZL PIMCO Fundamental IndexPLUS Total Return Fund
 --   AZL Salomon Brothers Large Cap Growth Fund
 --   AZL Salomon Brothers Small Cap Growth Fund
 --   AZL Van Kampen Aggressive Growth Fund
 --   AZL Van Kampen Comstock Fund
 --   AZL Van Kampen Emerging Growth Fund
 --   AZL Van Kampen Equity and Income Fund
 --   AZL Van Kampen Global Franchise Fund
 --   AZL Van Kampen Global Real Estate Fund
 --   AZL Van Kampen Growth and Income Fund
 --   AZL Van Kampen Mid Cap Growth Fund

  Effective May 1, 2006, the USAllianz Variable Insurance Products Trust changed its name to Allianz Variable Insurance Products Trust. These Notes to the Financial Statements are for the AZL Van Kampen Aggressive Growth Fund (the "Fund").

  The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN AGGRESSIVE GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on the trade date on the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

  SECURITIES LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, approved by the Trust or Allianz Life Advisers, LLC, the investment manager of the Fund and when, in the judgment of the Trust, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2006, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF         VALUE OF
                                                                 COLLATERAL    LOANED SECURITIES
                                                                 -----------   -----------------
   AZL Van Kampen Aggressive Growth Fund.......................  $34,917,687      $35,129,072

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN AGGRESSIVE GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Assets Portfolio at June 30, 2006. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

  COMMISSION RECAPTURE

  Certain Funds of the Trust participate in a commission recapture program. The Funds will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Funds, excluding investment advisory fees. The amounts for the Fund are disclosed as expenses paid indirectly on the Statement of Operations.

3. RELATED PARTY TRANSACTIONS

  Allianz Life Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Van Kampen Asset Management ("VKAM"), VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and Allianz Life Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2007.

  The fees payable to the Manager are based on a tiered structure for various net asset levels: the first $100 million at 0.90%, the next $150 million at 0.85%, and the next $250 million at 0.825%, and over $500 million at 0.80%. The annual expense limit of the Fund was 1.30%.

  Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2006, the contractual reimbursements that may potentially be made in subsequent years were as follows:

                                                                  EXPIRES      EXPIRES      EXPIRES
                                                                 12/31/2006   12/31/2007   12/31/2008
                                                                 ----------   ----------   ----------
   AZL Van Kampen Aggressive Growth Fund.......................   $29,710      $49,868      $24,122

  In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

  Under an Administrative Services Agreement between the Funds and Manager, the Manager provides certain compliance oversight and filing services. The Manager is entitled to an amount equal to a portion of the Manager's quarterly expenses for employees who support the Trust's compliance program. In addition, the Manager is entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission. Fees are paid to the Manager on a quarterly basis and are reflected on the Statement of Operations as "Administrative services fees."

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with which certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex-wide annual base fee of $1,250,000 and an additional complex-wide asset-based fee, computed daily and paid monthly, which is based upon the following schedule:
  0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $5 billion, and 0.01% of net assets over $5 billion. The overall complex-wide level fees are subject to a minimum fee based on $50,000 for each Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes employees available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO").

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN AGGRESSIVE GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $50,000 for the six months ended June 30, 2006, plus certain out-of-pocket expenses. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2006, $2,104 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the six months ended June 30, 2006, actual Trustee compensation was $203,750 in total for both Trusts.

4. SECURITY PURCHASES AND SALES

  For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   AZL Van Kampen Aggressive Growth Fund.......................  $73,878,654   $76,211,305

5. OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust's website at https://www.allianzlife.com/ ProductsServices/Annuities/Variable/OptionInfo.aspx; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

                                  ALLIANZ FUNDS

THE ALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND SERVICES.   SANNRPT0606 8/06
THESE FUNDS ARE NOT FDIC INSURED.

                                AZL(R) VAN KAMPEN
                                  COMSTOCK FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006
                                  (UNAUDITED)

                                                                   ALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statement of Changes in Net Assets
                                     Page 7

                              Financial Highlights
                                     Page 8

                        Notes to the Financial Statements
                                     Page 9

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN COMSTOCK FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the AZL Van Kampen Comstock Fund, you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AZL Van Kampen Comstock Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Van Kampen Comstock Fund...........    $1,000.00       $1,035.90          $5.55              1.10%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the AZL Van Kampen Comstock Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL Van Kampen Comstock Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Van Kampen Comstock Fund...........    $1,000.00       $1,019.34          $5.51              1.10%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN COMSTOCK FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The AZL Van Kampen Comstock Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2006.

                                                PERCENT OF
   AZL VAN KAMPEN COMSTOCK FUND                NET ASSETS*
   ----------------------------                ------------
   Consumer Discretionary....................      11.4%
   Consumer Staples..........................      10.9
   Energy....................................       0.9
   Financials................................      26.1
   Health Care...............................      17.3
   Industrials...............................       0.5
   Materials.................................       9.5
   Other.....................................       0.5
   Technology................................       6.1
   Telecommunication Services................       4.5
   Utilities.................................       7.1
   Federal Home Loan Bank....................       4.7
   Short-Term Investments....................      11.5
                                                  -----
                                                  111.0%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%. For more information about the amounts for each industry, net assets, and total investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN COMSTOCK FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS (94.8%):
Consumer Discretionary (11.4%):
    55,300    CBS Corp., Class B..........    $  1,495,865
   433,400    Clear Channel
                Communications, Inc.(+)...      13,413,730
   315,100    Comcast Corp., Class A*.....      10,316,374
    72,000    Federated Department Stores,
                Inc. .....................       2,635,200
    41,200    Gannett Company, Inc.(+)....       2,304,316
    43,070    Liberty Media Holding
                Corp.--Capital*...........       3,607,974
   215,250    Liberty Media Holding
                Corp.--Interactive*.......       3,715,215
   224,700    News Corp., Class B(+)......       4,534,446
   558,600    Time Warner, Inc. ..........       9,663,780
   177,600    Viacom Inc., Class B*(+)....       6,365,184
   334,900    Walt Disney Co. ............      10,047,000
                                              ------------
                                                68,099,084
                                              ------------
Consumer Staples (10.9%):
   138,800    Altria Group, Inc. .........      10,192,084
    72,700    Anheuser-Busch Companies,
                Inc. .....................       3,314,393
     6,800    Cadbury Schweppes plc,
                ADR.......................         263,976
   223,300    Coca-Cola Co. ..............       9,606,366
   167,500    Kimberly-Clark Corp. .......      10,334,750
   241,400    Kraft Foods, Inc., Class
                A(+)......................       7,459,260
   494,200    Unilever NV, New York
                Shares....................      11,144,210
   257,600    Wal-Mart Stores, Inc. ......      12,408,592
                                              ------------
                                                64,723,631
                                              ------------
Energy (0.9%):
    84,400    Total SA, ADR...............       5,529,888
                                              ------------
Financial Services (26.1%):
    49,300    AFLAC, Inc. ................       2,285,055
    26,900    Ambac Financial Group,
                Inc. .....................       2,181,590
    71,900    American International
                Group, Inc. ..............       4,245,695
   418,600    Bank of America Corp. ......      20,134,660
   182,200    Bank of New York Company,
                Inc. .....................       5,866,840
    20,300    Barclays plc ADR(+).........         929,334
     1,120    Berkshire Hathaway, Inc.,
                Class B*(+)...............       3,408,160
   201,560    Chubb Corp. ................      10,057,844
   409,300    Citigroup, Inc. ............      19,744,632
    46,900    Fannie Mae..................       2,255,890
   374,500    Freddie Mac.................      21,350,244
    56,200    Genworth Financial, Inc.,
                Class A...................       1,958,008
     9,600    Hartford Financial Services
                Group, Inc. ..............         812,160
   138,400    J.P. Morgan Chase & Co. ....       5,812,800
    73,400    Merrill Lynch & Company,
                Inc. .....................       5,105,704
    69,400    MetLife, Inc.(+)............       3,553,974
   100,600    PNC Financial Services
                Group.....................       7,059,102

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS, CONTINUED
Financial Services, continued
   111,200    St. Paul Travelers
                Companies, Inc. ..........    $  4,957,296
    32,490    SunTrust Banks, Inc.(+).....       2,477,687
    61,550    Torchmark Corp. ............       3,737,316
    71,700    U.S. Bancorp................       2,214,096
   194,700    Wachovia Corp.(+)...........      10,529,376
   220,700    Wells Fargo & Co. ..........      14,804,556
                                              ------------
                                               155,482,019
                                              ------------
Health Care (17.3%):
   144,100    Abbott Laboratories.........       6,284,201
   233,200    Boston Scientific Corp.*....       3,927,088
   807,100    Bristol-Myers Squibb Co. ...      20,871,606
    71,600    Cardinal Health, Inc. ......       4,606,028
    21,400    Eli Lilly & Co. ............       1,182,778
   437,600    GlaxoSmithKline plc, ADR....      24,418,080
   357,300    Pfizer, Inc. ...............       8,385,831
   112,800    Roche Holding AG............       9,304,849
   135,700    Sanofi-Aventis, ADR.........       6,608,590
   471,200    Schering-Plough Corp. ......       8,966,936
   194,150    Wyeth.......................       8,622,202
                                              ------------
                                               103,178,189
                                              ------------
Industrials (0.5%):
   187,200    Southwest Airlines Co. .....       3,064,464
                                              ------------
Materials (9.5%):
   485,700    Alcoa, Inc. ................      15,717,252
    31,400    Dow Chemical Co. ...........       1,225,542
   301,900    Du Pont De Nemours and Co.
                E.I.......................      12,559,040
   709,493    International Paper
                Co.(+)....................      22,916,624
    81,200    Rohm and Haas Co. ..........       4,069,744
                                              ------------
                                                56,488,202
                                              ------------
Other (0.5%):
    91,500    General Electric Co. .......       3,015,840
                                              ------------
Technology (6.1%):
    21,900    Accenture, Ltd., Class A....         620,208
    33,345    Affiliated Computer Services
                Inc., Class A*............       1,720,935
   176,000    Cisco Systems, Inc.*........       3,437,280
    26,740    Cognex Corp. ...............         696,042
    60,370    Credence Systems Corp.*.....         211,295
   221,900    Dell, Inc.*(+)..............       5,416,579
    28,185    Embarq Corp.*...............       1,155,303
    66,600    First Data Corp. ...........       2,999,664
    69,875    Flextronics International,
                Ltd.*.....................         742,073
    54,900    Hewlett-Packard Co. ........       1,739,232
   357,300    Intel Corp. ................       6,770,836
    32,000    International Business
                Machines Corp. ...........       2,458,240
    35,210    KEMET Corp.*................         324,636
    58,000    KLA-Tencor Corp. ...........       2,411,060

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN COMSTOCK FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS, CONTINUED
Technology, continued
    58,600    McAfee, Inc.*...............    $  1,422,222
   102,900    Microsoft Corp. ............       2,397,570
    36,250    Nokia Corp., ADR............         734,425
     6,390    Novellus Systems, Inc.*.....         157,833
    20,354    Telefonaktibolaget LM
                Ericsson, ADR.............         672,496
                                              ------------
                                                36,087,929
                                              ------------
Telecommunication Services (4.5%):
   971,200    AT&T, Inc.(+)...............      27,086,768
                                              ------------
Utilities (7.1%):
   106,050    American Electric Power
                Company, Inc. ............       3,632,213
    44,400    FirstEnergy Corp. ..........       2,406,924
    15,800    Fpl Group, Inc. ............         653,804
   662,200    Sprint Nextel Corp. ........      13,237,378
   670,700    Verizon Communications,
                Inc. .....................      22,461,743
                                              ------------
                                                42,392,062
                                              ------------
  Total Common Stocks
    (Cost $527,643,007)                        565,148,076
                                              ------------

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (11.5%):
68,362,281    Allianz Dresdner Daily Asset
                Fund......................    $ 68,362,281
                                              ------------
  Total Collateral for Securities on Loan
    (Cost $68,362,281)                          68,362,281
                                              ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (4.7%):
Federal Home Loan Mortgage Corporation (4.7%):
27,900,000    4.95%, 7/3/06...............      27,888,491
                                              ------------
  Total U.S. Government Sponsored
Enterprise
    (Cost $27,892,328)
                                                27,888,491
                                              ------------
DEPOSIT ACCOUNT (0.0%):
    21,178    TNT Offshore Deposit
                Account...................          21,178
                                              ------------
  Total Deposit Account
    (Cost $21,178)                                  21,178
                                              ------------
  Total Investments
    (Cost $623,918,794)(a)--111.0%             661,420,026
  Liabilities in excess of other
  assets--(11.0)%                              (65,660,775)
                                              ------------
  Net Assets--100.0%                          $595,759,251
                                              ============

------------

Percentages indicated are based on net assets of $595,759,251.
*  Non-income producing security.
(+)  All or a portion of security is loaned as of June 30, 2006.

ADR--American Depositary Receipt.

(a) Cost for federal income tax purposes is $625,530,930. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

    Unrealized appreciation...................  $ 52,802,616
    Unrealized depreciation...................   (16,913,520)
                                                ------------
    Net unrealized appreciation...............  $ 35,889,096
                                                ============

(b) The rate presented represents the effective yield at June 30, 2006.

   The following represents the concentrations by country as of June 30, 2006 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     89.7%
    United Kingdom............................      4.3%
    France....................................      2.1%
    Netherlands...............................      1.9%
    Switzerland...............................      1.6%
    Singapore.................................      0.1%
    Sweden....................................      0.1%
    Finland...................................      0.1%
    Bermuda...................................      0.1%
                                                  ------
                                                  100.0%
                                                  ======

See accompanying notes to the financial statements.
 4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

                                                                   AZL
                                                                VAN KAMPEN
                                                                 COMSTOCK
                                                                   FUND
                                                               ------------
ASSETS
Investment securities, at cost..............................   $623,918,794
                                                               ============
Investment securities, at value*............................   $661,420,026
Interest and dividends receivable...........................        892,025
Receivable for capital shares issued........................        216,268
Receivable for investments sold.............................      3,250,795
                                                               ------------
  Total Assets..............................................    665,779,114
                                                               ------------

LIABILITIES
Payable for investments purchased...........................        901,560
Payable for capital shares redeemed.........................        101,056
Payable for return of collateral received...................     68,362,281
Manager fees payable........................................        341,328
Administration fees payable.................................         27,379
Distribution fees payable...................................        121,796
Administrative services fees payable........................          2,818
Compliance services fees payable............................            836
Other accrued liabilities...................................        160,809
                                                               ------------
  Total Liabilities.........................................     70,019,863
                                                               ------------
NET ASSETS..................................................   $595,759,251
                                                               ============
NET ASSETS CONSIST OF:
  Capital...................................................   $503,003,428
  Undistributed net investment income/(loss)................     11,725,495
  Undistributed net realized gains/(losses) on
     investments............................................     43,529,096
  Net unrealized appreciation/(depreciation) on
     investments............................................     37,501,232
                                                               ------------
NET ASSETS..................................................   $595,759,251
                                                               ============
Shares of beneficial interest (unlimited shares
  authorized)...............................................     51,584,109
Net Asset Value (offering and redemption price per share)...   $      11.55
                                                               ============

------------
*   Includes securities on loan of $65,613,794.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

                                                                   AZL
                                                               VAN KAMPEN
                                                                COMSTOCK
                                                                  FUND
                                                               -----------
INVESTMENT INCOME:
Interest....................................................   $ 1,101,456
Dividends...................................................     7,252,960
Income from securities lending..............................        33,252
                                                               -----------
  Total Investment Income...................................     8,387,668
                                                               -----------
EXPENSES:
Manager fees................................................     2,172,606
Administration fees.........................................       165,859
Distribution fees...........................................       742,681
Audit fees..................................................        13,169
Administrative services fees................................         5,520
Compliance services fees....................................         5,177
Custodian fees..............................................        15,172
Legal fees..................................................        19,921
Shareholder reports.........................................        17,417
Trustees' fees..............................................        10,881
Recoupment of prior expenses reimbursed by the Manager......        10,171
Other expenses..............................................       127,319
                                                               -----------
  Total expenses before reductions..........................     3,305,893
  Less expenses voluntarily waived/reimbursed by the
     Manager................................................       (31,494)
  Less expenses paid indirectly.............................       (18,000)
                                                               -----------
  Net Expenses..............................................     3,256,399
                                                               -----------
NET INVESTMENT INCOME/(LOSS)................................     5,131,269
                                                               -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on securities transactions......     6,203,087
Change in unrealized appreciation/depreciation on
  securities................................................     9,382,070
                                                               -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...    15,585,157
                                                               -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............   $20,716,426
                                                               ===========

See accompanying notes to the financial statements.
 6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      AZL VAN KAMPEN
                                                                       COMSTOCK FUND
                                                              -------------------------------
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2006             2005
                                                              ----------------   ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $  5,131,269     $  6,594,226
  Net realized gains/(losses) on investments................       6,203,087       38,152,067
  Change in unrealized appreciation/depreciation on
     investments............................................       9,382,070      (23,611,226)
                                                                ------------     ------------
  Change in net assets from operations......................      20,716,426       21,135,067
                                                                ------------     ------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................              --       (1,962,052)
  From net realized gains on investments....................              --      (20,570,179)
                                                                ------------     ------------
  Change in net assets resulting from dividends to
     shareholders...........................................              --      (22,532,231)
                                                                ------------     ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      78,103,582      178,829,160
  Proceeds from dividends reinvested........................              --       22,532,231
  Cost of shares redeemed...................................     (62,993,958)     (20,405,178)
                                                                ------------     ------------
  Change in net assets from capital transactions............      15,109,624      180,956,213
                                                                ------------     ------------
  Change in net assets......................................      35,826,050      179,559,049
NET ASSETS:
  Beginning of period.......................................     559,933,201      380,374,152
                                                                ------------     ------------
  End of period.............................................    $595,759,251     $559,933,201
                                                                ============     ============
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
  INCOME....................................................    $ 11,725,495     $  6,594,226
                                                                ============     ============
SHARE TRANSACTIONS:
  Shares issued.............................................       6,834,611       16,114,363
  Dividends reinvested......................................              --        2,105,813
  Shares redeemed...........................................      (5,481,380)      (1,870,480)
                                                                ------------     ------------
  Change in shares..........................................       1,353,231       16,349,696
                                                                ============     ============

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN COMSTOCK FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                             SIX MONTHS ENDED           YEAR ENDED DECEMBER 31,            MAY 1, 2001 TO
                                 JUNE 30,       ----------------------------------------    DECEMBER 31,
                                   2006           2005       2004       2003      2002         2001(a)
                             ----------------   --------   --------   --------   -------   ---------------
                               (UNAUDITED)
NET ASSET VALUE, BEGINNING
  OF PERIOD................      $  11.15       $  11.23   $   9.63   $   7.44   $  9.39       $ 10.00
                                 --------       --------   --------   --------   -------       -------
INVESTMENT ACTIVITIES:
  Net Investment
    Income/(Loss)..........          0.10           0.11       0.10       0.08      0.03          0.03
  Net Realized and
    Unrealized
    Gains/(Losses) on
    Investments............          0.30           0.31       1.54       2.19     (1.92)        (0.59)
                                 --------       --------   --------   --------   -------       -------
  Total from Investment
    Activities.............          0.40           0.42       1.64       2.27     (1.89)        (0.56)
                                 --------       --------   --------   --------   -------       -------
DIVIDENDS TO SHAREHOLDERS
  FROM:
  Net Investment Income....            --          (0.04)     (0.04)     (0.08)    (0.03)        (0.03)
  Net Realized Gains.......            --          (0.46)        --         --     (0.03)        (0.02)
                                 --------       --------   --------   --------   -------       -------
  Total Dividends..........            --          (0.50)     (0.04)     (0.08)    (0.06)        (0.05)
                                 --------       --------   --------   --------   -------       -------
NET ASSET VALUE, END OF
  PERIOD...................      $  11.55       $  11.15   $  11.23   $   9.63   $  7.44       $  9.39
                                 ========       ========   ========   ========   =======       =======
TOTAL RETURN*(b)...........          3.59%          3.92%     17.12%     30.53%   (19.87)%       (5.63)%
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  ($000's).................      $595,759       $559,933   $380,374   $201,265   $72,833       $17,029
Net Investment Income/
  (Loss)(c)................          1.73%          1.44%      1.13%      1.08%     1.14%         1.01%
Expenses Before
  Reductions**(c)..........          1.10%          1.19%      1.20%      1.28%     1.48%         3.01%
Expenses Net of
  Reductions(c)............          1.10%          1.18%      1.20%      1.20%     1.20%         1.20%
Expenses Net of
  Reductions(c)(d).........          1.10%          1.19%       N/A        N/A       N/A           N/A
Portfolio Turnover
  Rate(b)..................          9.72%         30.83%     31.77%     36.85%    49.06%        32.23%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.
 8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN COMSTOCK FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1. ORGANIZATION

  The Allianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. Effective May 1, 2006, each of the Funds that were previously named with the prefix "USAZ" changed their name to the prefix "AZL."

 --   AZL AIM Basic Value Fund
 --   AZL AIM International Equity Fund
 --   AZL Davis NY Venture Fund
 --   AZL Dreyfus Founders Equity Growth Fund
 --   AZL Dreyfus Premier Small Cap Value Fund
 --   AZL Franklin Small Cap Value Fund
 --   AZL Jennison 20/20 Focus Fund
 --   AZL Jennison Growth Fund
 --   AZL Legg Mason Growth Fund
 --   AZL Legg Mason Value Fund
 --   AZL Money Market Fund
 --   AZL Neuberger Berman Regency Fund
 --   AZL OCC Renaissance Fund
 --   AZL OCC Value Fund
 --   AZL Oppenheimer Developing Markets Fund
 --   AZL Oppenheimer Emerging Growth Fund
 --   AZL Oppenheimer Emerging Technologies Fund
 --   AZL Oppenheimer Global Fund
 --   AZL Oppenheimer International Growth Fund
 --   AZL Oppenheimer Main Street Fund
 --   AZL PIMCO Fundamental IndexPLUS Total Return Fund
 --   AZL Salomon Brothers Large Cap Growth Fund
 --   AZL Salomon Brothers Small Cap Growth Fund
 --   AZL Van Kampen Aggressive Growth Fund
 --   AZL Van Kampen Comstock Fund
 --   AZL Van Kampen Emerging Growth Fund
 --   AZL Van Kampen Equity and Income Fund
 --   AZL Van Kampen Global Franchise Fund
 --   AZL Van Kampen Global Real Estate Fund
 --   AZL Van Kampen Growth and Income Fund
 --   AZL Van Kampen Mid Cap Growth Fund

  Effective May 1, 2006, the USAllianz Variable Insurance Products Trust changed its name to Allianz Variable Insurance Products Trust. These Notes to the Financial Statements are for the AZL Van Kampen Comstock Fund (the "Fund").

  The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN COMSTOCK FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on the trade date on the last business day of the reporting period. Net realized gains and losses on investments are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

  SECURITIES LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, approved by the Trust and when, in the judgment of the Trust, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2006, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF         VALUE OF
                                                                 COLLATERAL    LOANED SECURITIES
                                                                 -----------   -----------------
   AZL Van Kampen Comstock Fund................................  $68,362,281      $65,613,794

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN COMSTOCK FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  The fund received cash collateral for securities loaned. The cash was invested in the Allianz Dresdner Daily Asset Fund at June 30, 2006. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

  COMMISSION RECAPTURE

  Certain Funds participate in a commission recapture program. The Funds will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Funds, excluding investment advisory fees. The amounts for the Fund are disclosed as expenses paid indirectly on the Statement of Operations.

3. RELATED PARTY TRANSACTIONS

  Allianz Life Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Van Kampen Asset Management ("VKAM"), VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2007.

  The fees payable to the Manager are based on a tiered structure for various net assets levels: the first $100 million at 0.775%, the next $150 million at 0.75%, the next $250 million at 0.725%, and over $500 million at 0.65%. The annual expense limit of the Fund was 1.20%.

  Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2006, there were no contractual reimbursements that may potentially be made in subsequent years.

  In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

  The Fund's lending agent is Dresdner Bank, AG (the "Agent"), an affiliate of Allianz Life Advisers LLC. Under the terms of the Securities Lending Agreement, the Agent is entitled to receive 25% of the income earned from securities lending. During the six months ended June 30, 2006, the Agent received $4,508 in fees for acting as the Securities Lending Agent.

  Under an Administrative Services Agreement between the Funds and Manager, the Manager provides certain compliance oversight and filing services. The Manager is entitled to an amount equal to a portion of the Manager's quarterly expenses for employees who support the Trust's compliance program. In addition, the Manager is entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission. Fees are paid to the Manager on a quarterly basis and are reflected on the Statement of Operations as "Administrative services fees."

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with which certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex-wide annual base fee of $1,250,000 and an additional complex-wide asset-based fee, computed daily and paid monthly, which is based upon the following schedule:
  0.00% of average net total assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $5 billion, and 0.01% of net assets over $5 billion. The overall complex-wide level fees are subject to a minimum fee based on $50,000 for each Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes employees available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO").

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN COMSTOCK FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $50,000 for the six months ended June 30, 2006, plus certain out-of-pocket expenses. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2006, $11,101 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the six months ended June 30, 2006, actual Trustee compensation was $203,750 in total for both Trusts.

4. SECURITY PURCHASES AND SALES

  For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   AZL Van Kampen Comstock Fund................................  $83,031,332   $53,450,274

5. OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust's website at https://www.allianzlife.com/ ProductsServices/Annuities/Variable/OptionInfo.aspx; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

                                 ALLIANZ FUNDS

THE ALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND SERVICES.   SANNRPT0606 8/06
THESE FUNDS ARE NOT FDIC INSURED.

                                AZL(R) VAN KAMPEN
                              EMERGING GROWTH FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006
                                  (UNAUDITED)

                                                                   ALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 6

                             Statement of Operations
                                     Page 7

                       Statement of Changes in Net Assets
                                     Page 8

                              Financial Highlights
                                     Page 9

                        Notes to the Financial Statements
                                     Page 10

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN EMERGING GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the AZL Van Kampen Emerging Growth Fund, you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AZL Van Kampen Emerging Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                             BEGINNING         ENDING         EXPENSE PAID      EXPENSE RATIO
                                           ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*     DURING PERIOD
                                              1/1/06          6/30/06       1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                           -------------   --------------   ----------------   ----------------
   AZL Van Kampen Emerging Growth Fund...    $1,000.00        $992.30            $5.73              1.16%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the AZL Van Kampen Emerging Growth Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL Van Kampen Emerging Growth Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Van Kampen Emerging Growth Fund....    $1,000.00       $1,019.04          $5.81              1.16%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN EMERGING GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The AZL Van Kampen Emerging Growth Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2006.

                                               PERCENT OF
   AZL VAN KAMPEN EMERGING GROWTH FUND         NET ASSETS*
   -----------------------------------         -----------
   Auto & Transportation.....................       2.1%
   Consumer Discretionary....................      17.6
   Consumer Staples..........................       1.9
   Financials................................       9.5
   Health Care...............................      10.3
   Industrials...............................       2.1
   Information Technology....................       1.8
   Integrated Oils...........................       1.1
   Materials.................................       4.6
   Other.....................................       0.9
   Other Energy..............................      11.3
   Producer Durables.........................      10.0
   Technology................................      21.2
   Federal Home Loan Bank....................       5.1
   Short-Term Investments....................      18.7
                                                  -----
                                                  118.2%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%. For more information about the amounts for each industry, net assets, and total investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN EMERGING GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS (94.4%):
Auto & Transportation (2.1%):
    18,250    AMR Corp.*(+)...............    $    463,915
    12,850    Burlington Northern Santa Fe
                Corp. ....................       1,018,363
    15,400    Johnson Controls, Inc. .....       1,266,188
    25,500    Swift Transportation
                Company, Inc.*(+).........         809,880
                                              ------------
                                                 3,558,346
                                              ------------
Consumer Discretionary (17.6%):
    17,900    Alliance Data Systems
                Corp.*....................       1,052,878
    37,050    AnnTaylor Stores
                Corp.*(+).................       1,607,229
    73,850    Circuit City Stores,
                Inc. .....................       2,010,197
    28,350    Coach, Inc.*................         847,665
    27,550    Coldwater Creek, Inc.*(+)...         737,238
    32,750    Costco Wholesale Corp. .....       1,871,008
    22,300    Darden Restaurants, Inc. ...         878,620
    37,550    Hilton Hotels Corp. ........       1,061,914
    49,050    J.C. Penney Company,
                Inc. .....................       3,311,365
    22,400    Kohl's Corp.*...............       1,324,288
    18,150    Las Vegas Sands Corp.*......       1,413,159
    20,800    McGraw-Hill Companies,
                Inc. .....................       1,044,784
    38,300    Nordstrom, Inc. ............       1,397,950
    10,050    Nutri/System, Inc.*(+)......         624,407
    57,000    Office Depot, Inc.*.........       2,166,000
    16,100    Polo Ralph Lauren
                Corp.(+)..................         883,890
    74,250    Starbucks Corp.*............       2,803,679
    20,450    Starwood Hotels & Resorts
                Worldwide, Inc. ..........       1,233,953
     7,300    VF Corp. ...................         495,816
    74,900    Walt Disney Co. ............       2,247,000
    14,400    WESCO International,
                Inc.*(+)..................         993,600
                                              ------------
                                                30,006,640
                                              ------------
Consumer Staples (1.9%):
    21,800    Campbell Soup Co. ..........         808,998
    18,450    Colgate-Palmolive Co. ......       1,105,155
     7,200    Hansen Natural Corp.*(+)....       1,370,664
                                              ------------
                                                 3,284,817
                                              ------------
Financial Services (9.5%):
     8,900    Affiliated Managers Group,
                Inc.*(+)..................         773,321
    14,600    Bear Stearns Companies,
                Inc. .....................       2,045,168
    90,400    Charles Schwab Corp. .......       1,444,592
    42,900    CB Richard Ellis Group,
                Inc., Class A*(+).........       1,068,210
     4,900    Chicago Mercantile Exchange
                Holdings, Inc. ...........       2,406,635
    71,700    E*TRADE Financial Corp.*....       1,636,194
    16,650    Goldman Sachs Group,
                Inc. .....................       2,504,659
    12,519    Host Hotels & Resorts,
                Inc.(+)...................         273,791
    31,750    J.P. Morgan Chase & Co. ....       1,333,500
    26,900    Prudential Financial,
                Inc. .....................       2,090,130
    21,075    W.R. Berkley................         719,290
                                              ------------
                                                16,295,490
                                              ------------
Health Care (10.3%):
     9,200    Allergan, Inc. .............         986,792
    18,650    AstraZeneca plc, ADR(+).....       1,115,643
    65,700    Celgene Corp.*(+)...........       3,116,151
    37,500    Gilead Sciences, Inc.*......       2,218,500
    18,050    Hologic, Inc.*(+)...........         890,948
    14,550    Laboratory Corporation of
                America Holdings*.........         905,447
    35,900    Novartis AG, ADR(+).........       1,935,728
    37,800    Roche Holding AG............       3,118,114
    28,600    Shire plc(+)................       1,264,978
     7,300    Sierra Health Services,
                Inc.*.....................         328,719
    17,400    Vertex Pharmaceuticals,
                Inc.*(+)..................         638,754
    14,400    Wellpoint, Inc.*............       1,047,888
                                              ------------
                                                17,567,662
                                              ------------
Industrials (2.1%):
    27,650    C.H. Robinson Worldwide,
                Inc.(+)...................       1,473,745
    18,600    Expeditors International of
                Washington, Inc. .........       1,041,786
    25,800    Monster Worldwide, Inc.*....       1,100,628
                                              ------------
                                                 3,616,159
                                              ------------

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS, CONTINUED
Information Technology (1.8%):
    55,050    Akamai Technologies,
                Inc.*(+)..................    $  1,992,260
    47,800    Red Hat, Inc.*(+)...........       1,118,520
                                              ------------
                                                 3,110,780
                                              ------------
Integrated Oils (1.1%):
    21,700    Marathon Oil Corp. .........       1,807,610
                                              ------------
Materials (4.6%):
    35,350    Allegheny Technologies,
                Inc.(+)...................       2,447,633
    15,450    Fluor Corp. ................       1,435,769
    22,550    Monsanto Co. ...............       1,898,485
    37,350    Nucor Corp.(+)..............       2,026,238
                                              ------------
                                                 7,808,125
                                              ------------
Other (0.9%):
    37,100    Archer-Daniels-Midland
                Co. ......................       1,531,488
                                              ------------
Other Energy (11.3%):
    25,950    Baker Hughes, Inc. .........       2,124,008
    11,300    FMC Technologies, Inc.*.....         762,298
    44,500    Frontier Oil Corp.(+).......       1,441,800
    37,150    Grant Prideco, Inc.*........       1,662,463
    10,900    Oceaneering International,
                Inc.*(+)..................         499,765
    60,000    Peabody Energy Corp. .......       3,344,999
    65,400    Schlumberger, Ltd. .........       4,258,193
    10,900    Suncor Energy, Inc.(+)......         883,009
    18,550    Tetra Technologies,
                Inc.*(+)..................         561,880

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN EMERGING GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS, CONTINUED
Other Energy, continued
    17,550    Transocean, Inc.*...........    $  1,409,616
    46,850    Weatherford International,
                Ltd.*.....................       2,324,697
                                              ------------
                                                19,272,728
                                              ------------
Producer Durables (10.0%):
    25,500    Applera Corp. ..............         824,925
    37,650    Boeing Co. .................       3,083,911
    17,950    Cymer, Inc.*(+).............         833,957
    21,350    Emerson Electric Co. .......       1,789,344
    24,250    Joy Global, Inc.(+).........       1,263,183
    46,850    Lam Research Corp.*.........       2,184,146
    17,650    Lockheed Martin Corp. ......       1,266,211
    17,850    Manitowoc Company,
                Inc.(+)...................         794,325
    21,900    Precision Castparts
                Corp. ....................       1,308,744
    25,150    Raytheon Co. ...............       1,120,936
    20,000    Rockwell Automation,
                Inc. .....................       1,440,200
    28,875    Trinity Industries,
                Inc.(+)...................       1,166,550
                                              ------------
                                                17,076,432
                                              ------------
Technology (21.2%):
    84,500    America Movil, ADR(+).......       2,810,469
    47,900    American Tower Corp.,Class
                A*........................       1,490,648
    28,450    Apple Computer, Inc.*.......       1,625,064
    70,750    BEA Systems, Inc.*..........         926,118
   105,800    Cisco Systems, Inc.*........       2,066,274
    26,800    Citrix Systems, Inc.*(+)....       1,075,752
    38,100    Cognizant Technology
                Solutions Corp.*..........       2,566,796
   122,450    Corning, Inc.*..............       2,962,065
    12,750    Garmin, Ltd.(+).............       1,344,360
    17,000    Global Payments, Inc.(+)....         825,350
     5,400    Google, Inc., Class A*......       2,264,382
    14,550    Harris Corp. ...............         603,971
    92,800    Hewlett-Packard Co. ........       2,939,903
    37,150    Intersil Corp. .............         863,738
    50,350    MEMC Electronic Materials,
                Inc.*.....................       1,888,125
    56,250    Motorola, Inc. .............       1,133,438
    36,450    National Semiconductor
                Corp. ....................         869,333
    46,100    Network Appliance, Inc.*....       1,627,330
    73,050    Nokia Corp., ADR(+).........       1,479,993
    36,200    NVIDIA Corp.*(+)............         770,698
    40,100    QUALCOMM, Inc. .............       1,606,807
    45,550    SAP AG, ADR(+)..............       2,392,286
                                              ------------
                                                36,132,900
                                              ------------
  Total Common Stocks
    (Cost $141,073,927)                        161,069,177
                                              ------------
COLLATERAL FOR SECURITIES ON LOAN (18.6%):
31,775,867    Northern Trust Liquid
                Institutional Asset
                Portfolio.................      31,775,867
                                              ------------

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COLLATERAL FOR SECURITIES ON LOAN, CONTINUED
  Total Collateral for Securities on Loan
    (Cost $31,775,867)                         $31,775,867
                                              ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (5.1%):
Federal Home Loan Mortgage Corporation (5.1%):
 8,700,000    4.95%, 7/3/06...............       8,696,411
                                              ------------
  Total U.S. Government Sponsored
Enterprise
    (Cost $8,697,608)
                                                 8,696,411
                                              ------------
DEPOSIT ACCOUNT (0.1%):
   104,552    TNT Offshore Deposit
                Account...................         104,552
                                              ------------
  Total Deposit Account
    (Cost $104,552)                                104,552
                                              ------------
  Total Investments
    (Cost $181,651,954)(a)--118.2%             201,646,007
  Liabilities in excess of other
assets--(18.2)%                                (31,011,118)
                                              ------------
  Net Assets--100.0%                          $170,634,889
                                              ============

------------

Percentages indicated are based on net assets of $170,634,889.

*  Non-income producing security.

(+)  All or a portion of security is loaned as of June 30, 2006.

ADR--American Depositary Receipt
(a) Cost for federal income tax purposes is $181,676,719. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

    Unrealized appreciation...................  $22,420,660
    Unrealized depreciation...................   (2,451,372)
                                                -----------
    Net unrealized appreciation...............  $19,969,288
                                                ===========

See accompanying notes to the financial statements.
 4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN EMERGING GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

------------

(b) The rate presented represents the effective yield at June 30, 2006.

   The following represents the concentrations by country as of June 30, 2006 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     87.0%
    Switzerland...............................      3.0%
    Netherlands...............................      2.5%
    Mexico....................................      1.7%
    Cayman Islands............................      1.6%
    United Kingdom............................      1.4%
    Germany...................................      1.4%
    Finland...................................      0.9%
    Canada....................................      0.5%
                                                  ------
                                                  100.0%
                                                  ======

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

                                                                     AZL
                                                                 VAN KAMPEN
                                                               EMERGING GROWTH
                                                                    FUND
                                                               ---------------
ASSETS
Investment securities, at cost..............................    $181,651,954
                                                                ============
Investment securities, at value*............................    $201,646,007
Interest and dividends receivable...........................          58,227
Receivable for investments sold.............................       1,274,296
                                                                ------------
  Total Assets..............................................     202,978,530
                                                                ------------

LIABILITIES
Payable for investments purchased...........................         233,498
Payable for capital shares redeemed.........................         126,772
Payable for return of collateral received...................      31,775,867
Manager fees payable........................................         114,033
Administration fees payable.................................           8,023
Distribution fees payable...................................          34,347
Administrative services fees payable........................             795
Compliance services fees payable............................             236
Other accrued liabilities...................................          50,070
                                                                ------------
  Total Liabilities.........................................      32,343,641
                                                                ------------
NET ASSETS..................................................    $170,634,889
                                                                ============

NET ASSETS CONSIST OF:
  Capital...................................................    $140,331,286
  Undistributed net investment income/(loss)................        (185,241)
  Undistributed net realized gains/(losses) on
     investments............................................      10,494,791
  Net unrealized appreciation/(depreciation) on
     investments............................................      19,994,053
                                                                ------------
NET ASSETS..................................................    $170,634,889
                                                                ============
Shares of beneficial interest...............................      18,999,912
Net Asset Value (offering and redemption price per share)...    $       8.98
                                                                ============

------------
*   Includes securities on loan of $31,792,474.

See accompanying notes to the financial statements.
 6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

                                                                    AZL
                                                                VAN KAMPEN
                                                              EMERGING GROWTH
                                                                   FUND
                                                              ---------------
INVESTMENT INCOME:
Interest....................................................   $    332,949
Dividends...................................................        503,947
Income from securities lending..............................         18,627
                                                               ------------
  Total Investment Income...................................        855,523
                                                               ------------
EXPENSES:
Manager fees................................................        764,075
Administration fees.........................................         50,242
Distribution fees...........................................        224,727
Audit fees..................................................          4,535
Administrative services fees................................          1,610
Compliance services fees....................................          1,574
Custodian fees..............................................          9,511
Legal fees..................................................          6,584
Shareholder reports.........................................          5,696
Trustees' fees..............................................          3,314
Other expenses..............................................         39,619
                                                               ------------
  Total expenses before reductions..........................      1,111,487
  Less expenses contractually waived/reimbursed by the
     Manager................................................        (11,414)
  Less expenses voluntarily waived/reimbursed by the
     Manager................................................        (29,411)
  Less expenses paid indirectly.............................        (29,898)
                                                               ------------
  Net Expenses..............................................      1,040,764
                                                               ------------
NET INVESTMENT INCOME/(LOSS)................................       (185,241)
                                                               ------------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on securities transactions......      9,881,309
Change in unrealized appreciation/depreciation on
  securities................................................    (11,799,723)
                                                               ------------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...     (1,918,414)
                                                               ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............   $ (2,103,655)
                                                               ============

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      AZL VAN KAMPEN
                                                                   EMERGING GROWTH FUND
                                                              -------------------------------
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2006             2005
                                                              ----------------   ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $   (185,241)    $   (299,377)
  Net realized gains/(losses) on investments................       9,881,309        4,552,958
  Change in unrealized appreciation/depreciation on
     investments............................................     (11,799,723)       7,644,401
                                                                ------------     ------------
  Change in net assets resulting from operations............      (2,103,655)      11,897,982
                                                                ------------     ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      11,404,527       19,754,076
  Cost of shares redeemed...................................     (14,010,956)     (17,142,038)
                                                                ------------     ------------
  Change in net assets from capital transactions............      (2,606,429)       2,612,038
                                                                ------------     ------------
  Change in net assets......................................      (4,710,084)      14,510,020
NET REALIZED GAINS/(LOSSES) ON SECURITY TRANSACTIONS
  Beginning of period.......................................     175,344,973      160,834,953
                                                                ------------     ------------
  End of period.............................................    $170,634,889     $175,344,973
                                                                ============     ============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $   (185,241)    $         --
                                                                ============     ============
SHARE TRANSACTIONS:
  Shares issued.............................................       1,225,105        2,360,604
  Shares redeemed...........................................      (1,604,265)      (2,043,029)
                                                                ------------     ------------
  Change in shares..........................................        (379,160)         317,575
                                                                ============     ============

See accompanying notes to the financial statements.
 8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN EMERGING GROWTH FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                          SIX MONTHS ENDED           YEAR ENDED DECEMBER 31,            MAY 1, 2001 TO
                              JUNE 30,       ----------------------------------------    DECEMBER 31,
                                2006           2005       2004       2003      2002         2001(a)
                          ----------------   --------   --------   --------   -------   ---------------
                            (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...      $   9.05       $   8.44   $   7.90   $   6.24   $  9.22       $10.00
                              --------       --------   --------   --------   -------       ------
INVESTMENT ACTIVITIES:
  Net Investment Income/
     (Loss).............         (0.01)         (0.02)     (0.01)     (0.03)    (0.01)       (0.01)
  Net Realized and
     Unrealized Gains/
     (Losses) on
     Investments........         (0.06)          0.63       0.55       1.69     (2.97)       (0.77)
                              --------       --------   --------   --------   -------       ------
  Total from Investment
     Activities.........         (0.07)          0.61       0.54       1.66     (2.98)       (0.78)
                              --------       --------   --------   --------   -------       ------
NET ASSET VALUE, END OF
  PERIOD................      $   8.98       $   9.05   $   8.44   $   7.90   $  6.24       $ 9.22
                              ========       ========   ========   ========   =======       ======
TOTAL RETURN*(b)........         (0.77)%         7.23%      6.84%     26.60%   (32.32)%      (7.80)%
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA:
Net Assets, End of
  Period ($000's).......      $170,635       $175,345   $160,835   $109,338   $36,137       $6,209
Net Investment Income/
  (Loss)(c).............         (0.21)%        (0.18)%    (0.08)%    (0.58)%   (0.40)%      (0.21)%
Expenses Before
  Reductions**(c).......          1.24%          1.27%      1.30%      1.38%     2.07%        3.81%
Expenses Net of
  Reductions(c).........          1.16%          1.14%      1.17%      1.10%     1.10%        1.10%
Expenses Net of
  Reductions(c)(d)......          1.19%          1.20%       N/A        N/A       N/A          N/A
Portfolio Turnover
  Rate(b)...............         70.44%        105.74%    170.59%    160.26%   188.69%      160.81%

------------
* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN EMERGING GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1. ORGANIZATION

  The Allianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. Effective May 1, 2006, each of the Funds that were previously named with the prefix "USAZ" changed their name to the prefix "AZL."

 --   AZL AIM Basic Value Fund
 --   AZL AIM International Equity Fund
 --   AZL Davis NY Venture Fund
 --   AZL Dreyfus Founders Equity Growth Fund
 --   AZL Dreyfus Premier Small Cap Value Fund
 --   AZL Franklin Small Cap Value Fund
 --   AZL Jennison 20/20 Focus Fund
 --   AZL Jennison Growth Fund
 --   AZL Legg Mason Growth Fund
 --   AZL Legg Mason Value Fund
 --   AZL Money Market Fund
 --   AZL Neuberger Berman Regency Fund
 --   AZL OCC Renaissance Fund
 --   AZL OCC Value Fund
 --   AZL Oppenheimer Developing Markets Fund
 --   AZL Oppenheimer Emerging Growth Fund
 --   AZL Oppenheimer Emerging Technologies Fund
 --   AZL Oppenheimer Global Fund
 --   AZL Oppenheimer International Growth Fund
 --   AZL Oppenheimer Main Street Fund
 --   AZL PIMCO Fundamental IndexPLUS Total Return Fund
 --   AZL Salomon Brothers Large Cap Growth Fund
 --   AZL Salomon Brothers Small Cap Growth Fund
 --   AZL Van Kampen Aggressive Growth Fund
 --   AZL Van Kampen Comstock Fund
 --   AZL Van Kampen Emerging Growth Fund
 --   AZL Van Kampen Equity and Income Fund
 --   AZL Van Kampen Global Franchise Fund
 --   AZL Van Kampen Global Real Estate Fund
 --   AZL Van Kampen Growth and Income Fund
 --   AZL Van Kampen Mid Cap Growth Fund

  Effective May 1, 2006, the USAllianz Variable Insurance Products Trust changed its name to Allianz Variable Insurance Products Trust. These Notes to the Financial Statements are for the AZL Van Kampen Emerging Growth Fund (the "Fund").

  The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN EMERGING GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on the trade date on the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

  SECURITIES LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, approved by the Trust or Allianz Life Advisers, LLC, the investment manager of the Fund and when, in the judgment of the Trust, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2006, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF         VALUE OF
                                                                 COLLATERAL    LOANED SECURITIES
                                                                 -----------   -----------------
   AZL Van Kampen Emerging Growth Fund.........................  $31,775,867      $31,792,474

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN EMERGING GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Assets Portfolio at June 30, 2006. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments. The securities lending agent's mark to market of the collateral on June 30, 2006 indicated that additional collateral was warranted, and such collateral was received the next business day to maintain the Fund's ongoing collateral requirements.

  COMMISSION RECAPTURE

  Certain Funds participate in a commission recapture program. The Funds will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Funds, excluding investment advisory fees. The amounts for the Fund are disclosed as expenses paid indirectly on the Statement of Operations.

3. RELATED PARTY TRANSACTIONS

  Allianz Life Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Van Kampen Asset Management ("VKAM"), VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2007.

  For the six months ended June 30, 2006, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   AZL Van Kampen Emerging Growth Fund.........................     0.85%          1.20%

  Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2006, the contractual reimbursements that may potentially be made in subsequent years were as follows:

                                                           EXPIRES      EXPIRES      EXPIRES      EXPIRES
                                                          12/31/2006   12/31/2007   12/31/2008   12/31/2009
                                                          ----------   ----------   ----------   ----------
   AZL Van Kampen Emerging Growth Fund..................   $177,775     $169,810     $112,352     $11,414

  In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

  Under an Administrative Services Agreement between the Funds and Manager, the Manager provides certain compliance oversight and filing services. The Manager is entitled to an amount equal to a portion of the Manager's quarterly expenses for employees who support the Trust's compliance program. In addition, the Manager is entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission. Fees are paid to the Manager on a quarterly basis and are reflected on the Statement of Operations as "Administrative services fees."

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with which certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex-wide annual base fee of $1,250,000 and an additional complex-wide asset-based fee, computed daily and paid monthly, which is based upon the following schedule:
  0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $5 billion, and 0.01% of net assets over $5 billion. The overall complex-wide level fees are subject to a minimum fee based on $50,000 for each Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN EMERGING GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes employees available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO"). Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $50,000 for the six months ended June 30, 2006, plus certain out-of-pocket expenses. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2006, $3,533 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the six months ended June 30, 2006, actual Trustee compensation was $203,750 in total for both Trusts.

4. SECURITY PURCHASES AND SALES

  For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES        SALES
                                                                 ------------   ------------
   AZL Van Kampen Emerging Growth Fund.........................  $119,091,325   $117,163,718

5. OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust's website at https://www.allianzlife.com/ ProductsServices/Annuities/Variable/OptionInfo.aspx; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

                                 ALLIANZ FUNDS

THE ALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND SERVICES.   SANNRPT0606 8/06
THESE FUNDS ARE NOT FDIC INSURED.

                                   AZL(R) VAN
                         KAMPEN EQUITY AND INCOME FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006
                                  (UNAUDITED)

                                                                   ALLIANZ FUNDS

                               TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                       Schedule of Portfolio Investments
                                     Page 3

                      Statement of Assets and Liabilities
                                    Page 11

                            Statement of Operations
                                    Page 12

                       Statement of Changes in Net Assets
                                    Page 13

                              Financial Highlights
                                    Page 14

                       Notes to the Financial Statements
                                    Page 15

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN EQUITY AND INCOME FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION

  As a shareholder of the AZL Van Kampen Equity and Income Fund, you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AZL Van Kampen Equity and Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Van Kampen Equity and Income
     Fund.................................    $1,000.00       $1,024.20          $5.67              1.13%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the AZL Van Kampen Equity and Income Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of inventory in the AZL Van Kampen Equity and Income Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Van Kampen Equity and Income
     Fund.................................    $1,000.00       $1,019.19          $5.66              1.13%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN EQUITY AND INCOME FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION, CONTINUED

  The AZL Van Kampen Equity and Income Fund invested, as a percentage of net assets, in the following security types, as of June 30, 2006.

                                                   PERCENT OF
   AZL VAN KAMPEN EQUITY AND INCOME FUND           NET ASSETS*
   -------------------------------------       -------------------
   Common Stocks.............................          61.7%
   Convertible Bonds.........................           7.3
   Corporate Bonds...........................           9.2
   Preferred Stock...........................           4.1
   U.S. Government Sponsored Enterprises.....           6.6
   U.S. Treasury Obligations.................          11.9
   Short-Term Investments....................          16.4
   Deposit Account...........................           0.0
                                                      -----
                                                      117.3%
                                                      =====

  * Security Types are shown as a percentage of net assets, not total investments, as such the total may not equal 100%. For more information about the amounts for each industry, net assets, and total investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN EQUITY & INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)

                                                   FAIR
  SHARES                                          VALUE
----------                                     ------------
COMMON STOCKS (61.7%):
Auto & Transportation (0.6%):
    34,440    Honda Motor Company, Ltd.,
               ADR.........................    $  1,095,881
                                               ------------
Consumer Discretionary (6.1%):
    76,880    Clear Channel Communications,
               Inc. .......................       2,379,436
    20,930    Comcast Corp., Class A*......         685,248
    10,100    Kohl's Corp.*................         597,112
    16,950    McDonald's Corp. ............         569,520
    13,130    Office Depot, Inc.*..........         498,940
   158,590    Time Warner, Inc. ...........       2,743,606
    38,490    Viacom Inc., Class B*........       1,379,482
    68,140    Walt Disney Co. .............       2,044,200
                                               ------------
                                                 10,897,544
                                               ------------
Consumer Staples (6.0%):
    16,590    Altria Group, Inc. ..........       1,218,204
    31,440    Cadbury Schweppes plc,
               ADR(+)......................       1,220,501
    42,590    Coca-Cola Co. ...............       1,832,222
    13,200    ConAgra Foods, Inc. .........         291,852
    14,990    Diageo plc, ADR(+)...........       1,012,575
    21,750    Procter & Gamble Co. ........       1,209,300
    96,770    Unilever NV, New York
               Shares......................       2,182,163
    37,360    Wal-Mart Stores, Inc. .......       1,799,631
                                               ------------
                                                 10,766,448
                                               ------------
Financial Services (17.2%):
     3,700    ACE, Ltd. ...................         187,183
    29,870    Aegon NV.....................         509,881
    43,391    Bank of America Corp. .......       2,087,107
   112,080    Charles Schwab Corp. ........       1,791,038
    37,560    Chubb Corp. .................       1,874,244
     7,660    CIGNA Corp. .................         754,587
    68,710    Citigroup, Inc. .............       3,314,570
    23,900    Fifth Third Bancorp..........         883,105
    38,350    Freddie Mac..................       2,186,334
     5,030    Goldman Sachs Group, Inc. ...         756,663
     2,400    H&R Block, Inc. .............          57,264
    13,550    Hartford Financial Services
               Group, Inc. ................       1,146,330
    91,052    J.P. Morgan Chase & Co. .....       3,824,183
    78,060    Marsh & McLennan Companies,
               Inc. .......................       2,099,033
    37,230    Merrill Lynch & Company,
               Inc. .......................       2,589,719
    11,270    MGIC Investment Corp.(+).....         732,550
     9,740    PMI Group, Inc.(+)...........         434,209
    19,450    PNC Financial Services
               Group.......................       1,364,807
    49,300    St. Paul Travelers Companies,
               Inc. .......................       2,197,794
    21,980    State Street Corp. ..........       1,276,818
    15,240    XL Capital, Ltd., Class A....         934,212
                                               ------------
                                                 31,001,631
                                               ------------

                                                   FAIR
  SHARES                                          VALUE
----------                                     ------------
COMMON STOCKS, CONTINUED
Health Care (10.3%):
    53,510    Abbott Laboratories..........    $  2,333,571
    10,508    Baxter International,
               Inc. .......................         386,274
   106,680    Bristol-Myers Squibb Co. ....       2,758,744
    43,060    Eli Lilly & Co. .............       2,379,926
    21,600    GlaxoSmithKline plc, ADR.....       1,205,280
    10,034    McKesson Corp. ..............         474,408
    67,140    Pfizer, Inc. ................       1,575,776
    29,940    Roche Holding AG.............       2,469,744
    20,180    Sanofi-Aventis, ADR..........         982,766
   119,570    Schering-Plough Corp. .......       2,275,417
    35,910    Wyeth........................       1,594,763
                                               ------------
                                                 18,436,669
                                               ------------
Integrated Oils (4.0%):
    25,330    BP plc, ADR..................       1,763,221
    35,650    ConocoPhillips...............       2,336,144
    12,350    Exxon Mobil Corp. ...........         757,673
     4,500    Marathon Oil Corp. ..........         374,850
    29,720    Royal Dutch Shell plc,
               ADR(+)......................       1,990,646
                                               ------------
                                                  7,222,534
                                               ------------
Materials (3.2%):
    59,110    Bayer AG, ADR(+).............       2,713,740
    33,790    Du Pont De Nemours and Co.
               E.I. .......................       1,405,664
    29,350    Newmont Mining Corp. ........       1,553,496
                                               ------------
                                                  5,672,900
                                               ------------
Other (1.6%):
    87,110    General Electric Co. ........       2,871,146
                                               ------------
Other Energy (0.9%):
    23,710    Schlumberger, Ltd. ..........       1,543,758
                                               ------------
Producer Durables (3.2%):
    17,810    Applera Corp. ...............         576,154
    19,760    Ingersoll-Rand Co.,
               Ltd.--Class A...............         845,333
    18,500    Northrop Grumman Corp. ......       1,185,110
    28,240    Raytheon Co. ................       1,258,657
    22,080    Siemens AG, ADR(+)...........       1,916,985
                                               ------------
                                                  5,782,239
                                               ------------
Technology (3.1%):
    14,926    Embarq Corp.*................         611,817
    11,196    Hewlett-Packard Co. .........         354,689
    59,771    Intel Corp. .................       1,132,660
    64,872    Micron Technology, Inc.*.....         976,972
    29,840    Motorola, Inc. ..............         601,276
   125,719    Symantec Corp.*..............       1,953,674
                                               ------------
                                                  5,631,088
                                               ------------
Utilities (5.5%):
    30,470    American Electric Power
               Company, Inc. ..............       1,043,598
    23,073    Entergy Corp. ...............       1,632,415

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN EQUITY & INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                   FAIR
  SHARES                                          VALUE
----------                                     ------------
COMMON STOCKS, CONTINUED
Utilities, continued
    23,800    FirstEnergy Corp. ...........    $  1,290,198
    52,210    France Telecom SA, ADR(+)....       1,141,311
   120,477    Sprint Nextel Corp. .........       2,408,335
    71,456    Verizon Communications,
               Inc. .......................       2,393,061
                                               ------------
                                                  9,908,918
                                               ------------
  Total Common Stocks
    (Cost $102,264,541)                         110,830,756
                                               ------------
U.S. TREASURY OBLIGATIONS (11.9%):
U.S. Treasury Bonds (1.8%):
   225,000    8.13%, 8/15/19(+)............         284,854
   725,000    7.63%, 2/15/25(+)............         920,750
   825,000    6.38%, 8/15/27(+)............         936,439
 1,010,000    6.13%, 8/15/29(+)............       1,122,994
                                               ------------
                                                  3,265,037
                                               ------------
U.S. Treasury Notes (10.1%):
 2,600,000    2.75%, 8/15/07(+)............       2,529,517
 2,300,000    4.00%, 9/30/07(+)............       2,265,679
 2,300,000    3.00%, 11/15/07(+)...........       2,233,065
   475,000    6.50%, 2/15/10(+)............         496,282
 1,100,000    5.75%, 8/15/10(+)............       1,127,027
 2,225,000    4.50%, 2/28/11(+)............       2,169,549
 3,285,000    4.25%, 8/15/13...............       3,116,644
 3,000,000    4.25%, 11/15/13(+)...........       2,838,984
   350,000    4.00%, 2/15/14(+)............         325,144
   775,000    8.13%, 8/15/21(+)............         999,084
                                               ------------
                                                 18,100,975
                                               ------------
  Total U.S. Treasury Obligations
    (Cost $21,809,218)                           21,366,012
                                               ------------
CORPORATE BONDS (9.2%):
Auto & Transportation (0.1%):
    80,184    America West Airlines, Inc.,
               7.10%, 4/2/21...............          82,589
    20,000    Southwest Airlines Co., Class
               A2, 5.50%, 11/1/06..........          20,006
    35,000    Union Pacific Corp.,
               6.63%, 2/1/08...............          35,459
                                               ------------
                                                    138,054
                                               ------------
Consumer Discretionary (0.8%):
 1,000,000    EchoStar Communications
               Corp., 5.75%, 5/15/08.......         980,000
    95,000    FBG Finance, Ltd.,
               5.13%, 6/15/15..............          87,033
    10,000    Fedex Corp.,
               7.25%, 2/15/11..............          10,541
    40,000    Harrah's Operating Company,
               Inc., 6.50%, 6/1/16.........          38,975
   135,000    Harrahs Operating Company,
               Inc., 5.63%, 6/1/15.........         124,865

                                                   FAIR
  SHARES                                          VALUE
----------                                     ------------
CORPORATE BONDS, CONTINUED
Consumer Discretionary, continued
    50,000    Hyatt Equities, LLC,
               6.88%, 6/15/07..............    $     50,297
    45,000    Limited Brands, Inc.,
               6.95%, 3/1/33...............          42,903
    45,000    Mohawk Industries, Inc.,
               Series D, 7.20%, 4/15/12....          46,377
    55,000    News America, Inc.,
               6.40%, 12/15/35.............          50,870
                                               ------------
                                                  1,431,861
                                               ------------
Consumer Staples (0.5%):
    30,000    ConAgra Foods Inc.,
               7.00%, 10/1/28..............          30,506
    45,000    ConAgra Foods, Inc.,
               8.25%, 9/15/30(+)...........          51,856
    65,000    Fred Meyer, Inc., 7.45%,
               3/1/08......................          66,595
    45,000    General Mills, Inc.,
               3.88%, 11/30/07.............          43,823
 1,000,000    General Mills, Inc.,
               0.00%, 10/28/22(c)..........         712,499
    35,000    YUM! Brands, Inc.,
               8.88%, 4/15/11(+)...........          38,981
                                               ------------
                                                    944,260
                                               ------------
Energy (0.2%):
    95,000    CC Funding Trust,
               6.90%, 2/16/07..............          95,533
    25,000    Consumers Energy Co.,
               4.80%, 2/17/09..............          24,311
    35,000    Detroit Edison Co.,
               6.13%, 10/1/10..............          35,275
    80,000    Entergy Gulf States, Inc.,
               3.60%, 6/1/08...............          76,427
    10,000    Monongahela Power Co.,
               5.00%, 10/1/06..............           9,976
    10,000    Panhandle Eastern Pipeline
               Co., 2.75%, 3/15/07.........           9,787
    60,000    Sempra Energy, 4.62%,
               5/17/07.....................          59,415
    35,000    Texas East Transmission, LP,
               7.00%, 7/15/32(+)...........          37,412
    55,000    Wisconsin Electric Power Co.,
               3.50%, 12/1/07..............          53,401
                                               ------------
                                                    401,537
                                               ------------
                                 Financial Services (0.7%):
   225,000    Caterpillar Financial Asset
               Trust, 5.57%, 5/25/10.......         224,979
   247,000    Conseco, Inc., 3.50%,
               9/30/35.....................         262,438
    70,000    Cooper Industries, Inc.,
               5.25%, 11/15/12.............          67,692

continued
 4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN EQUITY & INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                   FAIR
  SHARES                                          VALUE
----------                                     ------------
CORPORATE BONDS, CONTINUED
                              Financial Services, continued
   735,000    Goldman Sachs Group, Inc.,
               2.00%, 6/29/13..............    $    734,999
    55,000    Popular North America, Inc.,
               5.65%, 4/15/09(+)...........          54,556
                                               ------------
                                                  1,344,664
                                               ------------
Financials (4.2%):
   100,000    American Express Co.,
               1.85%, 12/1/33..............         102,375
   300,000    American Express Co.,
               1.85%, 12/1/33..............         307,125
   100,000    American General Finance
               Corp., Series MTNI, 4.63%,
               5/15/09(+)..................          97,086
    15,000    American General Finance
               Corp., Series MTNH, 4.63%,
               9/1/10......................          14,364
    40,000    AXA Financial, Inc.,
               6.50%, 4/1/08...............          40,374
   125,000    Bank of America, 3.99%,
               8/18/09.....................         122,976
    10,000    Brookfield Asset Management,
               Inc.,
               8.13%, 12/15/08.............          10,499
    65,000    Brookfield Asset Management,
               Inc.,
               7.13%, 6/15/12..............          68,477
    50,000    Capital Auto Receivables
               Asset Trust, Class A2,
               Series 2004-2, 3.35%,
               2/15/08.....................          49,538
   125,000    Capital Auto Receivables
               Asset Trust, Class A4,
               Series 2005-1, 4.05%,
               7/15/09.....................         123,126
   300,000    Capital Auto Receivables
               Asset Trust, Class A3,
               Series 2006-1, 5.03%,
               10/15/09....................         297,219
   100,000    Caterpillar Financial Asset
               Trust, Class A3, Series
               2005-A,
               3.90%, 2/25/09..............          98,584
    70,000    Caterpillar Financial
               Services Corp., Series MTNF,
               3.63%, 11/15/07(+)..........          68,137
    33,394    CIT Equipment Collateral,
               Class A3, Series 2004-EF1,
               3.50%, 9/20/08..............          32,836
    35,000    CIT Group, Inc.,
               3.65%, 11/23/07.............          34,031
    60,000    CIT Group, Inc.,
               5.00%, 11/24/08(+)..........          59,180
   100,000    CNH Equipment Trust, Class
               A3, Series 2005-A, 4.02%,
               4/15/09.....................          98,652
   200,000    CNH Equipment Trust, Class
               A3, Series 2005-B, 4.27%,
               1/15/10.....................         196,440
   115,000    Countrywide Home Loans, Inc.,
               3.25%, 5/21/08..............         110,031

                                                   FAIR
  SHARES                                          VALUE
----------                                     ------------
CORPORATE BONDS, CONTINUED
Financials, continued
   100,000    Daimler Chrysler Auto Trust,
               4.04%, Series 2005-B, Class
               A3 9/8/09...................    $     98,626
    40,000    DaimlerChrysler NA Holding
               Corp.,
               8.50%, 1/18/31(+)...........          45,291
    50,000    Deutsche Telekom
               International Finance BV,
               8.25%, 6/15/30..............          57,728
    20,000    EOP Operating Limited
               Partnership,
               4.75%, 3/15/14..............          18,140
    25,000    EOP Operating Limited
               Partnership,
               7.88%, 7/15/31(+)...........          27,439
   200,000    Farmers Exchange Capital,
               7.05%, 7/15/28(+)...........         191,373
    75,000    Ford Credit Auto Owner Trust,
               Class A3, Series 2005-B,
               4.17%, 1/15/09..............          74,225
   125,000    Ford Credit Auto Owner Trust,
               Class A3, Series 2006-A,
               5.05%, 3/15/10..............         123,920
   175,000    GE Equipment Small Ticket
               LLC, Class A3,
               4.88%, 10/22/09.............         173,178
    95,000    General Electric Capital
               Corp., 5.88%, 2/15/12(+)....          95,504
    80,000    General Electric Capital
               Corp., Series MTNA,
               4.75%, 9/15/14..............          74,749
   500,000    Goldman Sachs Group, Inc.,
               0.25%, 8/30/08..............         512,934
    80,000    Goldman Sachs Group, Inc.,
               5.25%, 10/15/13.............          76,654
    75,000    Harley-Davidson Motorcycle
               Trust, Class A2, Series
               2005-2,
               4.07%, 2/15/12..............          72,758
   125,000    Harley-Davidson Motorcycle
               Trust, Class A2, Series
               2005-1,
               3.76%, 12/17/12.............         121,846
   100,000    Harley-Davidson Motorcyle
               Trust, Class A2, Series
               2005-3,
               4.41%, 6/15/12..............          97,966
   100,000    Hertz Vehicle Financing LLC,
               Class A2, 2005-2A, 4.93%,
               2/25/10.....................          98,249
    50,000    Honda Auto Receivables Owner
               Trust, Class A3, Series
               2005-2, 3.93%, 1/15/09......          49,326

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN EQUITY & INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                   FAIR
  SHARES                                          VALUE
----------                                     ------------
CORPORATE BONDS, CONTINUED
Financials, continued
   100,000    Honda Auto Receivables Owner
               Trust, Class A3, Series
               2005-3, 3.87%, 4/20/09......    $     98,224
   150,000    Honda Auto Receivables Owner
               Trust,
               4.85%, 10/19/09.............         148,477
    50,000    Household Finance Corp.,
               4.13%, 11/16/09.............          47,588
    60,000    Household Finance Corp.,
               8.00%, 7/15/10(+)...........          64,680
    90,000    Household Finance Corp.,
               6.38%, 10/15/11(+)..........          91,975
    40,000    HSBC Finance Corp.,
               6.75%, 5/15/11..............          41,494
    75,000    Hyundai Auto Receivables
               Trust, Class A3, Series
               2005-A,
               3.98%, 11/16/09.............          73,467
    20,000    International Lease Finance
               Corp., 3.75%, 8/1/07........          19,580
    80,000    J.P. Morgan Chase & Co.,
               6.00%, 2/15/09(+)...........          80,477
   140,000    Marsh & Mclennan Companies,
               Inc.,
               5.38%, 7/15/14..............         130,351
    75,000    Marshall & Ilsley Bank,
               3.80%, 2/8/08...............          72,845
   125,000    Merrill Auto Trust
               Securitization, Class A3,
               Series 2005-1,
               4.10%, 8/25/09..............         122,970
   100,000    National City Auto
               Receivables Trust, Class A4,
               Series 2004-A, 2.88%,
               5/15/11.....................          96,722
   115,000    Nationwide Building Society,
               4.25%, 2/1/10...............         109,494
   150,000    Nissan Auto Receivables Owner
               Trust, Class A3, Series
               2005-B, 3.99%, 7/15/09......         147,709
    50,000    Platinum Underwriters
               Finance, Inc.,
               6.37%, 11/16/07.............          49,523
    50,000    Platinum Underwriters
               Finance, Inc.,
               7.50%, Series B 6/1/17......          49,050
   165,000    Residential Capital Corp.,
               6.38%, 6/30/10..............         162,755
   155,000    SLM Corp.,
               4.00%, 1/15/10(+)...........         146,380
    95,000    St. Paul Travelers Companies,
               Inc., 5.01%, 8/16/07........          93,916
    40,000    Textron Financial Corp.,
               4.13%, 3/3/08...............          38,971

                                                   FAIR
  SHARES                                          VALUE
----------                                     ------------
CORPORATE BONDS, CONTINUED
Financials, continued
    95,000    Textron Financial Corp.,
               5.13%, 2/3/11(+)............    $     92,534
    78,511    USAA Auto Owner Trust, Class
               A3, Series 2004-3,
               3.16%, 2/17/09..............          77,555
    75,000    USAA Auto Owner Trust, Class
               A3, Series 2005-1,
               3.90%, 7/15/09..............          74,064
   100,000    USAA Auto Owner Trust, Class
               A3, Series 2004-2,
               3.58%, 2/15/11..............          97,738
   135,000    USB Capital IX,
               6.19%, Callable 4/15/2011
               4/15/42.....................         132,015
   100,000    Volkswagen Auto Lease Trust,
               Class A3, Series 2005-A,
               3.82%, 5/20/08..............          99,124
    36,054    Wachovia Auto Owner Trust,
               Class A3, Series 2004-B,
               2.91%, 4/20/09..............          35,565
    50,000    Wachovia Auto Owner Trust,
               Class A3, Series 2005-A,
               4.06%, 9/21/09..............          49,259
   150,000    Wachovia Auto Owner Trust,
               Class A3, Series 2005-B,
               4.79%, 4/20/10..............         148,311
   425,000    Wachovia Capital Trust III,
               5.80%, 3/15/11..............         412,421
   120,000    Washington Mutual, Inc.,
               8.25%, 4/1/10...............         128,672
   186,276    World Financial Properties,
               6.95%, 9/1/13...............         192,385
    35,034    World Omni Auto Receivables
               Trust, Class A3, Series
               2004-A, 3.29%, 11/12/08.....          34,710
   115,000    Xlliac Global Funding,
               4.80%, 8/10/10..............         110,447
                                               ------------
                                                  7,512,404
                                               ------------
Health Care (0.6%):
   600,000    ImClone Systems, Inc.,
               1.38%, 5/15/24..............         535,500
    31,000    Manor Care, Inc.,
               2.13%, 8/1/35...............          34,720
   404,000    Manor Care, Inc.,
               2.13%, 8/1/35(+)............         452,480
    30,000    WellPoint, Inc.,
               3.75%, 12/14/07.............          29,150
    35,000    WellPoint, Inc.,
               4.25%, 12/15/09.............          33,384
                                               ------------
                                                  1,085,234
                                               ------------

continued
 6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN EQUITY & INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                   FAIR
  SHARES                                          VALUE
----------                                     ------------
CORPORATE BONDS, CONTINUED
Industrials (0.2%):
   115,000    AIG Sunamer Global Finance,
               6.30%, 5/10/11..............    $    117,508
    65,000    Burlington North Santa Fe,
               Inc., 6.13%, 3/15/09........          65,705
    16,504    Burlington North Santa Fe,
               Inc., 4.58%, 1/15/21........          15,423
    50,000    LG Electronics, Inc.,
               5.00%, 6/17/10..............          47,440
    30,000    Norfolk Southern Corp.,
               7.35%, 5/15/07..............          30,396
    30,000    Northrop Grumman Corp.,
               4.08%, 11/16/06.............          29,829
    25,000    Raytheon Co.,
               6.15%, 11/1/08(+)...........          25,244
    15,436    Systems 2001 Asset Trust,
               6.66%, 9/15/13..............          15,895
     5,000    Union Pacific Corp.,
               6.79%, 11/9/07..............           5,065
    40,000    United Technologies Corp.,
               4.38%, 5/1/10(+)............          38,298
    50,000    WPP Group plc,
               5.88%, 6/15/14..............          48,448
                                               ------------
                                                    439,251
                                               ------------
Information Technology (0.1%):
   120,000    Telecom Italia Capital,
               4.00%, 1/15/10(+)...........         112,293
                                               ------------
Materials (0.1%):
    15,000    ICI Wilmington, Inc.,
               4.38%, 12/1/08..............          14,476
   100,000    Sealed Air Corp.,
               5.63%, 7/15/13..............          95,283
                                               ------------
                                                    109,759
                                               ------------
Other Energy (0.0%):
    30,000    Kinder Morgan Energy
               Partners, L.P.,
               5.13%, 11/15/14.............          27,388
                                               ------------
Technology (0.5%):
   440,000    International Game
               Technology, 0.00%,
               1/29/33.....................         353,100
   507,000    Symantec Corp.,
               0.75%, 6/15/11..............         494,325
    46,000    Symantec Corp.,
               1.00%, 6/15/13..............          44,620
                                               ------------
                                                    892,045
                                               ------------
Utilities (1.2%):
    85,000    Ameren Corp.,
               4.26%, 5/15/07..............          83,868
    20,000    Arizona Public Service Co.,
               6.75%, 11/15/06.............          20,062

                                                   FAIR
  SHARES                                          VALUE
----------                                     ------------
CORPORATE BONDS, CONTINUED
Utilities, continued
    90,000    Arizona Public Service Co.,
               5.80%, 6/30/14..............    $     86,996
    80,000    Carolina Power and Light Co.,
               5.13%, 9/15/13..............          76,316
    50,000    Cincinnati Gas & Electric
               Co., 5.70%, 9/15/12.........          49,004
   110,000    Comcast Cable Communications,
               Inc., 6.75%, 1/30/11........         113,512
    90,000    Consolidated Natural Gas,
               6.25%, 11/1/11..............          90,880
    30,000    Consolidated Natural Gas,
               5.00%, 12/1/14..............          27,596
    10,000    Consumers Energy Corp.,
               4.00%, 5/15/10..............           9,310
    90,000    France Telecom SA,
               8.50%, 3/1/31(+)............         108,295
    30,000    News America, Inc.,
               7.13%, 4/8/28...............          29,927
    85,000    Ohio Power Co.,
               6.00%, 6/1/16...............          83,818
    35,000    Pacific Gas & Electric Co.,
               6.05%, 3/1/34...............          33,034
    85,000    Plains All American Pipeline,
               6.70%, 5/15/36(+)...........          82,850
   661,000    Qwest Communications
               International, Inc., 3.50%,
               11/15/25....................       1,001,414
    55,000    SBC Communications, Inc.,
               6.15%, 9/15/34(+)...........          50,476
    15,000    Sprint Capital Corp.,
               8.75%, 3/15/32..............          18,089
    50,000    Telefonica Europe BV,
               8.25%, 9/15/30..............          56,473
    85,000    Viacom, Inc.,
               6.88%, 4/30/36(+)...........          82,030
                                               ------------
                                                  2,103,950
                                               ------------
  Total Corporate Bonds
    (Cost $16,369,810)                           16,542,700
                                               ------------
CONVERTIBLE BONDS (7.3%):
Auto & Transportation (0.4%):
   500,000    AMR Corp.,
               4.25%, 9/23/23(+)...........         800,625
                                               ------------
Consumer Discretionary (0.3%):
   500,000    Eastman Kodak Co.,
               3.38%, 10/15/33.............         484,375
                                               ------------

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN EQUITY & INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                   FAIR
  SHARES                                          VALUE
----------                                     ------------
CONVERTIBLE BONDS, CONTINUED
Consumer Staples (0.3%):
   200,000    Allied Waste Industries,
               4.25%, 4/15/34(+)...........    $    184,000
 1,300,000    Supervalue, Inc.,
               0.00%, 11/2/31(c)...........         429,000
                                               ------------
                                                    613,000
                                               ------------
Energy (0.3%):
   450,000    Reliant Resources, Inc.,
               5.00%, 8/15/10(+)...........         619,313
                                               ------------
Health Care (3.1%):
   800,000    Amgen, Inc.,
               0.38%, 2/1/13...............         742,999
   308,000    Charles River Laboratories,
               2.25%, 6/15/13..............         295,295
   500,000    Edwards Lifesciences Corp.,
               3.88%, 5/15/33..............         505,000
   400,000    Enzon Pharmaceuticals, Inc.,
               4.50%, 7/1/08...............         383,500
   650,000    Medimmune, Inc.,
               1.00%, 7/15/23..............         648,375
   610,000    Medtronic, Inc.,
               1.25%, 9/15/21..............         604,663
   673,000    Omnicare, Inc.,
               3.25%, 12/15/35.............         609,906
   527,000    St. Jude Medical, Inc.,
               2.80%, 12/15/35(+)..........         519,095
   722,000    Teva Pharmaceuticals
               Industries, Ltd.,
               1.75%, 2/1/26...............         657,922
   700,000    Watson Pharmaceuticals, Inc.,
               1.75%, 3/15/23..............         614,250
                                               ------------
                                                  5,581,005
                                               ------------
Industrials (0.6%):
   650,000    3M Co.,
               2.40%, 11/21/32(+)..........         586,625
   250,000    Halliburton Co.,
               3.13%, 7/15/23..............         501,250
                                               ------------
                                                  1,087,875
                                               ------------
Information Technology (0.6%):
   461,000    Intel Corp.,
               2.95%, 12/15/35(+)..........         387,816
   510,000    L-3 Communications Corp.,
               3.00%, 8/1/35...............         497,250
   109,000    Red Hat, Inc.,
               0.50%, 1/15/24(+)...........         118,129
    39,000    Teradyne, Inc.,
               3.75%, 10/15/06.............          38,708
                                               ------------
                                                  1,041,903
                                               ------------

                                                   FAIR
  SHARES                                          VALUE
----------                                     ------------
CONVERTIBLE BONDS, CONTINUED
Materials (0.3%):
   500,000    Sealed Air Corp.,
               3.00%, 6/30/33..............    $    480,000
                                               ------------
Technology (0.5%):
   915,000    Amazon.com, Inc.,
               4.75%, 2/1/09(+)............         877,256
                                               ------------
Utilities (0.9%):
   400,000    L-3 Communications, Inc.,
               2.88%, 7/15/10..............         362,000
   154,000    L-3 Communications, Inc.,
               3.50%, 6/15/12(+)...........         155,925
 1,000,000    Nortel Networks Corp.,
               4.25%, 9/1/08...............         942,500
    38,000    PG&E Corp.,
               9.50%, 6/30/10..............         108,348
                                               ------------
                                                  1,568,773
                                               ------------
  Total Convertible Bonds
    (Cost $12,963,847)                           13,154,125
                                               ------------
PREFERRED STOCK (4.1%):
Auto & Transportation (0.1%):
     3,000    Continental Airlines
               Financial Trust(+)..........         105,000
                                               ------------
Consumer Discretionary (0.5%):
       200    Interpublic Group of
               Companies, Inc.(+)..........         169,000
     7,700    Newell Financial Trust I.....         339,763
     5,100    Tribune Co. .................         354,450
                                               ------------
                                                    863,213
                                               ------------
Financial Services (1.2%):
    10,000    Conseco, Inc. ...............         277,500
         8    Fannie Mae...................         741,576
     9,000    Lazard, Ltd. ................         324,000
    15,000    Sovereign Capital Trust IV...         678,750
     9,300    XL Capital, Ltd.(+)..........         221,340
                                               ------------
                                                  2,243,166
                                               ------------
Health Care (0.5%):
       310    Healthsouth Corp.(+).........         272,025
    13,000    Schering-Plough Corp.(+).....         654,290
                                               ------------
                                                    926,315
                                               ------------
Integrated Oils (0.4%):
     6,000    Hess Corp. ..................         796,200
                                               ------------
Other Energy (0.5%):
       300    El Paso Corp.(+).............         387,525
    12,000    El Paso Energy Capital Trust
               I(+)........................         434,760
                                               ------------
                                                    822,285
                                               ------------
Technology (0.5%):
       900    Lucent Technologies Capital
               Trust I.....................         905,625
                                               ------------

continued
 8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN EQUITY & INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                   FAIR
  SHARES                                          VALUE
----------                                     ------------
PREFERRED STOCK, CONTINUED
Utilities (0.4%):
    20,000    Centerpointe Energy, Inc. ...    $    659,680
                                               ------------
  Total Preferred Stock
    (Cost $7,012,610)                             7,321,484
                                               ------------
U.S. GOVERNMENT SPONSORED ENTERPRISES (6.6%):
Federal Home Loan Mortgage Corporation (5.7%):
10,100,000    4.95%, 7/3/06................      10,095,834
   275,000    2.38%, 2/15/07(+)............         269,746
     4,290    11.00%, 9/1/15, Pool
               #170141.....................           4,706
     8,901    10.00%, 9/1/17, Pool
               #555283.....................           9,699
     9,677    10.50%, 11/1/17, Pool
               #360016.....................          10,637
                                               ------------
                                                 10,390,622
                                               ------------
Federal National Conventional Loan (0.6%):
     3,880    10.50%, 12/1/16, Pool
               #124783.....................           4,290
       796    7.50%, 7/1/30, Pool
               #541844.....................             823
     8,885    7.50%, 9/1/30, Pool
               #190308.....................           9,186
    15,026    8.50%, 11/1/30, Pool
               #547877.....................          16,137
     6,681    7.50%, 12/1/30, Pool
               #541493.....................           6,908
     8,081    7.50%, 2/1/31, Pool
               #253643.....................           8,356
    89,957    7.00%, 7/1/31, Pool
               #581846.....................          92,030
     1,352    8.00%, 7/1/31, Pool
               #253905.....................           1,427
   227,670    7.00%, 4/1/32, Pool
               #581846.....................         232,916
     7,769    8.00%, 5/1/32, Pool
               #645398.....................           8,198
    64,586    7.00%, 10/1/32, Pool
               #846419.....................          66,074
    39,186    7.00%, 10/1/34, Pool
               #849807.....................          40,089
   334,138    7.00%, 11/1/34, Pool
               #735483.....................         341,838
    79,495    7.00%, 4/1/35, Pool
               #735506.....................          81,327
    38,413    7.00%, 8/1/35, Pool
               #832529.....................          39,298
    39,494    7.00%, 10/1/35, Pool
               #255987.....................          40,404
                                               ------------
                                                    989,301
                                               ------------

                                                   FAIR
  SHARES                                          VALUE
----------                                     ------------
U.S. GOVERNMENT SPONSORED ENTERPRISES, CONTINUED
Federal National Mortgage Association (0.3%):
   350,000    6.63%, 10/15/07(+)...........    $    354,723
    85,604    6.50%, 7/1/32, Pool
               #254378.....................          86,061
   100,000    7.00%, 08/01/36..............         102,188
                                               ------------
                                                    542,972
                                               ------------
Government National Mortgage Association (0.0%):
     8,317    10.00%, 10/15/21, Pool
               #780488.....................           9,114
     9,510    10.50%, 4/15/25, Pool
               #780127.....................          10,496
                                               ------------
                                                     19,610
                                               ------------
  Total U.S. Government Sponsored
Enterprises
    (Cost $11,983,531)
                                                 11,942,505
                                               ------------
COLLATERAL FOR SECURITIES ON LOAN (16.4%):
29,425,284    Northern Trust Liquid
               Institutional Asset
               Portfolio...................      29,425,284
                                               ------------
  Total Collateral for Securities on Loan
    (Cost $29,425,284)                           29,425,284
                                               ------------
DEPOSIT ACCOUNT (0.0%):
    81,428    NTRS London Deposit
               Account.....................          81,428
                                               ------------
  Total Deposit Account
    (Cost $81,428)                                   81,428
                                               ------------
  Total Investments
    (Cost $201,910,268)(a)--117.3%              210,664,294
  Liabilities in excess of other
 assets--(17.3)%                                (31,022,232)
                                               ------------
  Net Assets--100.0%                           $179,642,062
                                               ============

------------

Percentages indicated are based on net assets of $179,642,062.

*  Non-income producing security.

(+)  All or a portion of security is loaned as of June 30, 2006.

ADR--American Depositary Receipt.

(a) Cost for federal income tax purposes is $202,656,610. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

    Unrealized appreciation...................  $12,673,514
    Unrealized depreciation...................   (4,665,830)
                                                -----------
    Net unrealized appreciation...............  $ 8,007,684
                                                ===========

(b) The rate presented represents the effective yield at June 30, 2006.

(c) Zero Coupon Bond.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN EQUITY & INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

   The following represents the concentrations by country as of June 30, 2006 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     87.2%
    United Kingdom............................      4.0%
    Netherlands...............................      2.4%
    Germany...................................      2.6%
    Switzerland...............................      1.4%
    France....................................      1.2%
    Japan.....................................      0.6%
    Bermuda...................................      0.5%
    Australia.................................      0.1%
    Luxembourg................................      0.1%
                                                  ------
                                                  100.1%
                                                  ======

See accompanying notes to the financial statements.
 10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

                                                                      AZL
                                                                  VAN KAMPEN
                                                               EQUITY AND INCOME
                                                                     FUND
                                                               -----------------
ASSETS
Investment securities, at cost..............................     $201,910,268
                                                                 ============
Investment securities, at value*............................     $210,664,294
Interest and dividends receivable...........................          677,582
Receivable for capital shares issued........................          360,726
Receivable for investments sold.............................          241,809
                                                                 ------------
  Total Assets..............................................      211,944,411
                                                                 ------------

LIABILITIES
Securities sold short.......................................          102,281
Payable for investments purchased...........................        2,570,247
Payable for return of collateral received...................       29,425,285
Manager fees payable........................................          103,712
Administration fees.........................................           11,241
Distribution fees payable...................................           37,040
Administrative services fees payable........................              857
Compliance services fees payable............................              254
Other accrued liabilities...................................           51,432
                                                                 ------------
  Total Liabilities.........................................       32,302,349
                                                                 ------------
NET ASSETS..................................................     $179,642,062
                                                                 ============

NET ASSETS CONSIST OF:
  Capital...................................................     $161,602,349
  Undistributed net investment income/(loss)................        3,687,285
  Net realized gains/(losses) on investments................        5,598,566
  Net unrealized appreciation/(depreciation) on
     investments............................................        8,753,862
                                                                 ------------
NET ASSETS..................................................     $179,642,062
                                                                 ============
Shares of beneficial interest...............................       15,151,549
Net Asset Value (offering and redemption price per share)...     $      11.86
                                                                 ============

------------
*   Includes securities on loan of $30,053,337.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

                                                                     AZL
                                                                 VAN KAMPEN
                                                              EQUITY AND INCOME
                                                                    FUND
                                                              -----------------
INVESTMENT INCOME:
Interest....................................................     $1,248,909
Dividends...................................................      1,496,337
Income from securities lending..............................         14,615
                                                                 ----------
  Total Investment Income...................................      2,759,861
                                                                 ----------
EXPENSES:
Manager fees................................................        663,347
Administration fees.........................................         49,356
Distribution fees...........................................        221,116
Fund accounting fees........................................          9,319
Administrative services fees................................          1,646
Compliance services fees....................................          1,543
Custodian fees..............................................          9,935
Legal fees..................................................          6,002
Shareholder reports.........................................          5,126
Trustees' fees..............................................          3,567
Other expenses..............................................         43,569
                                                                 ----------
  Total expenses before reductions..........................      1,014,526
  Less expenses voluntarily waived/reimbursed by the
     Manager................................................        (15,391)
                                                                 ----------
  Net Expenses..............................................        999,135
                                                                 ----------
NET INVESTMENT INCOME/(LOSS)................................      1,760,726
                                                                 ----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on securities and foreign
  currency transactions.....................................      2,566,498
Change in unrealized appreciation/depreciation on securities
  and foreign currencies....................................       (578,448)
                                                                 ----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...      1,988,050
                                                                 ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............     $3,748,776
                                                                 ==========

See accompanying notes to the financial statements.
 12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      AZL VAN KAMPEN
                                                                  EQUITY AND INCOME FUND
                                                              -------------------------------
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2006             2005
                                                              ----------------   ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $  1,760,726     $  1,925,946
  Net realized gains/(losses) on investments................       2,566,498        3,110,421
  Change in unrealized appreciation/depreciation on
     investments............................................        (578,448)       4,159,533
                                                                ------------     ------------
  Change in net assets resulting from operations:...........       3,748,776        9,195,900
                                                                ------------     ------------
DIVIDENDS TO SHAREHOLDERS:
  From net realized gains...................................              --         (166,995)
                                                                ------------     ------------
  Change in net assets resulting from dividends to
     shareholders...........................................              --         (166,995)
                                                                ------------     ------------
CAPITAL TRANSACTIONS:
Change in Net Assets Resulting from Operations..............      25,880,259       76,321,947
  Proceeds from dividends reinvested........................              --          556,197
  Cost of shares redeemed...................................     (12,657,980)      (4,454,222)
                                                                ------------     ------------
  Change in net assets from capital transactions............      13,222,279       72,423,922
                                                                ------------     ------------
  Change in net assets......................................      16,971,055       81,452,827
NET ASSETS:
  Beginning of period.......................................     162,671,007       81,218,180
                                                                ------------     ------------
  End of period.............................................    $179,642,062     $162,671,007
                                                                ============     ============
UNDISTRIBUTED NET INVESTMENT INCOME.........................    $  3,687,285     $  1,926,559
                                                                ============     ============
SHARE TRANSACTIONS:
  Shares issued.............................................       2,187,903        6,916,106
  Dividends reinvested......................................              --           50,448
  Shares redeemed...........................................      (1,084,176)        (397,382)
                                                                ------------     ------------
  Change in shares..........................................       1,103,727        6,569,172
                                                                ============     ============

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN EQUITY AND INCOME FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                    SIX MONTHS ENDED    YEAR ENDED    MAY 1, 2001 TO
                                                        JUNE 30,       DECEMBER 31,    DECEMBER 31,
                                                          2006             2005          2004(A)
                                                    ----------------   ------------   --------------
                                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............      $  11.58         $  10.86        $ 10.00
                                                        --------         --------        -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................          0.10             0.14           0.05
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................          0.18             0.59           0.86
                                                        --------         --------        -------
  Total from Investment Activities................          0.28             0.73           0.91
                                                        --------         --------        -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................            --               --          (0.05)
  Net Realized Gains..............................            --            (0.01)            --
                                                        --------         --------        -------
  Total Dividends.................................            --            (0.01)         (0.05)
                                                        --------         --------        -------
NET ASSET VALUE, END OF PERIOD....................      $  11.86         $  11.58        $ 10.86
                                                        ========         ========        =======
TOTAL RETURN*(b)..................................          2.42%            6.75%          9.12%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................      $179,642         $162,671        $81,218
Net Investment Income/(Loss)(c)...................          1.99%            1.55%          1.40%
Expenses Before Reductions**(c)...................          1.15%            1.18%          1.22%
Expenses Net of Reductions(c).....................          1.13%            1.18%          1.20%
Portfolio Turnover Rate(b)........................         28.25%           46.94%         44.65%

------------
* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

See accompanying notes to the financial statements.
 14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN EQUITY AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1. ORGANIZATION

  The Allianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. Effective May 1, 2006, each of the Funds that were previously named with the prefix "USAZ" changed their name to the prefix "AZL."

 --   AZL AIM Basic Value Fund
 --   AZL AIM International Equity Fund
 --   AZL Davis NY Venture Fund
 --   AZL Dreyfus Founders Equity Growth Fund
 --   AZL Dreyfus Premier Small Cap Value Fund
 --   AZL Franklin Small Cap Value Fund
 --   AZL Jennison 20/20 Focus Fund
 --   AZL Jennison Growth Fund
 --   AZL Legg Mason Growth Fund
 --   AZL Legg Mason Value Fund
 --   AZL Money Market Fund
 --   AZL Neuberger Berman Regency Fund
 --   AZL OCC Renaissance Fund
 --   AZL OCC Value Fund
 --   AZL Oppenheimer Developing Markets Fund
 --   AZL Oppenheimer Emerging Growth Fund
 --   AZL Oppenheimer Emerging Technologies Fund
 --   AZL Oppenheimer Global Fund
 --   AZL Oppenheimer International Growth Fund
 --   AZL Oppenheimer Main Street Fund
 --   AZL PIMCO Fundamental IndexPLUS Total Return Fund
 --   AZL Salomon Brothers Large Cap Growth Fund
 --   AZL Salomon Brothers Small Cap Growth Fund
 --   AZL Van Kampen Aggressive Growth Fund
 --   AZL Van Kampen Comstock Fund
 --   AZL Van Kampen Emerging Growth Fund
 --   AZL Van Kampen Equity and Income Fund
 --   AZL Van Kampen Global Franchise Fund
 --   AZL Van Kampen Global Real Estate Fund
 --   AZL Van Kampen Growth and Income Fund
 --   AZL Van Kampen Mid Cap Growth Fund

  Effective May 1, 2006, the USAllianz Variable Insurance Products Trust changed its name to Allianz Variable Insurance Products Trust. These Notes to the Financial Statements are for the AZL Van Kampen Equity and Income Fund (the "Fund").

  The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN EQUITY AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

  Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on the trade date on the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one Fund, are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

  SECURITIES LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, approved by the Trust or Allianz Life Advisers, LLC, the investment manager of the Fund and when, in the judgment of the Trust, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2006, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF         VALUE OF
                                                                 COLLATERAL    LOANED SECURITIES
                                                                 -----------   -----------------
   AZL Van Kampen Equity and Income Fund.......................  $30,533,752      $30,053,337

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN EQUITY AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Assets Portfolio and the non-cash collateral represented short term instruments from Goldman Sachs and Lehman Brothers at June 30, 2006. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  Allianz Life Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Van Kampen Asset Management ("VKAM"), VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2007.

  For the six months ended June 30, 2006, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   AZL Van Kampen Equity and Income Fund.......................     0.75%          1.20%

  Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2006, there were no contractual reimbursements that may potentially be made in subsequent years.

  In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

  Under an Administrative Services Agreement between the Funds and Manager, the Manager provides certain compliance oversight and filing services. The Manager is entitled to an amount equal to a portion of the Manager's quarterly expenses for employees who support the Trust's compliance program. In addition, the Manager is entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission. Fees are paid to the Manager on a quarterly basis and are reflected on the Statement of Operations as "Administrative services fees."

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with which certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex-wide annual base fee of $1,250,000 and an additional complex-wide asset-based fee, computed daily and paid monthly, which is based upon the following schedule:
  0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $5 billion, and 0.01% of net assets over $5 billion. The overall complex-wide level fees are subject to a minimum fee based on $50,000 for each Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes employees available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO"). Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $50,000 for the six months ended June 30, 2006, plus certain out-of-pocket expenses. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN EQUITY AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2006, $3,241 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the six months ended June 30, 2006, actual Trustee compensation was $203,750 in total for both Trusts.

4. SECURITY PURCHASES AND SALES

  For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term and U.S. Government securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   AZL Van Kampen Equity and Income Fund.......................  $39,399,827   $15,033,718

  For the six months ended June 30, 2006, purchases and sales on long-term U.S. Government Securities were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   AZL Van Kampen Equity and Income Fund.......................  $24,632,636   $31,261,295

5. OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust's website at https://www.allianzlife.com/ ProductsServices/Annuities/Variable/OptionInfo.aspx; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

                                 ALLIANZ FUNDS

THE ALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND SERVICES.   SANNRPT0606 8/06
THESE FUNDS ARE NOT FDIC INSURED.

                                AZL(R) VAN KAMPEN
                             GLOBAL FRANCHISE FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006
                                  (UNAUDITED)

                                                                   ALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statement of Changes in Net Assets
                                     Page 7

                              Financial Highlights
                                     Page 8

                        Notes to the Financial Statements
                                     Page 9

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN GLOBAL FRANCHISE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the AZL Van Kampen Global Franchise Fund, you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AZL Van Kampen Global Franchise Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Van Kampen Global Franchise Fund...    $1,000.00       $1,078.90          $6.86              1.33%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the AZL Van Kampen Global Franchise Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL Van Kampen Global Franchise Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Van Kampen Global Franchise Fund...    $1,000.00       $1,018.20          $6.66              1.33%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN GLOBAL FRANCHISE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The AZL Van Kampen Global Franchise Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2006.

                                                PERCENT OF
   AZL VAN KAMPEN GLOBAL FRANCHISE FUND        NET ASSETS*
   ------------------------------------        ------------
   Consumer Discretionary....................      16.0%
   Consumer Staples..........................      58.4
   Health Care...............................      17.5
   Industrials...............................       3.8
   Materials.................................       2.5
   Short-Term Investments....................      10.8
   Forward Cross-currency Exchange
     Contract................................       (.5)
                                                  -----
                                                  108.5%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%. For more information about the amounts for each industry, net assets, and total investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN GLOBAL FRANCHISE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS (98.2%):
Consumer Discretionary (16.0%):
   514,165    GCap Media plc..............    $  2,187,215
   127,011    Harley-Davidson, Inc.(+)....       6,971,634
   251,531    New York Times Co., Class
                A(+)......................       6,172,571
   448,109    Reed Elsevier NV............       6,733,126
   343,266    SMG plc.....................         518,867
   232,016    Torstar Corp., Class B......       4,160,072
   427,332    Wolters Kluwer CVA NV.......      10,083,647
   689,084    WPP Group plc...............       8,329,087
                                              ------------
                                                45,156,219
                                              ------------
Consumer Staples (58.4%):
   185,387    Altadis SA..................       8,752,818
   155,732    Altria Group, Inc.(+).......      11,435,401
   851,288    British American Tobacco
                plc.......................      21,414,219
    91,718    Brown-Forman Corp., Class
                B.........................       6,575,263
 1,754,785    Cadbury Schweppes plc.......      16,892,950
   480,047    Diageo plc..................       8,064,811
    84,365    Groupe Danone...............      10,702,056
   292,866    Imperial Tobacco Group
                plc.......................       9,027,191
   177,823    Kellogg Co.(+)..............       8,611,968
   125,918    Kimberly-Clark Corp. .......       7,769,141
   127,470    Koninklijke Numico NV.......       5,715,990
    29,814    Nestle SA, Registered
                Shares....................       9,357,061
    36,249    Pernod-Ricard SA(+).........       7,179,761
   387,853    Reckitt Benckiser plc.......      14,462,001
   665,913    Swedish Match AB............      10,727,285
   349,802    Unilever plc................       7,856,070
                                              ------------
                                               164,543,986
                                              ------------
Health Care (17.5%):
   290,670    Bristol-Myers Squibb
                Co.(+)....................       7,516,726
   284,383    GlaxoSmithKline plc.........       7,939,295

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS, CONTINUED
Health Care, continued
   194,762    Merck & Company, Inc. ......    $  7,095,180
   141,034    Novartis AG, Registered
                Shares....................       7,630,383
   503,679    Pfizer, Inc. ...............      11,821,346
    73,750    Sanofi-Aventis..............       7,196,368
                                              ------------
                                                49,199,298
                                              ------------
Industrials (3.8%):
   259,523    Kone Oyj, B Shares..........      10,765,537
                                              ------------
Materials (2.5%):
   164,162    Scotts Miracle-Gro Co.,
                Class A...................       6,947,336
                                              ------------
  Total Common Stocks (Cost $235,106,118)      276,612,376
                                              ------------
COLLATERAL FOR SECURITIES ON LOAN (8.8%):
24,706,325    Allianz Dresdner Daily Asset
                Fund......................      24,706,325
                                              ------------
  Total Collateral for Securities on Loan
    (Cost $24,706,325)                          24,706,325
                                              ------------
DEPOSIT ACCOUNT (2.0%):
 5,699,711    NTRS London Deposit
                Account...................       5,699,711
                                              ------------
  Total Deposit Account
    (Cost $5,699,711)                            5,699,711
                                              ------------
  Total Investments
    (Cost $265,512,154)(a)--109.0%             307,018,412
  Liabilities in excess of other
  assets--(9.0)%                               (25,234,350)
                                              ------------
  Net Assets--100.0%                          $281,784,062
                                              ============

------------

Percentages indicated are based on net assets of $281,784,062.

(+) All or a portion of security is loaned as of June 30, 2006.

(a) Cost for federal income tax purposes is $266,365,965. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

    Unrealized appreciation...................  $45,187,686
    Unrealized depreciation...................   (4,535,239)
                                                -----------
    Net unrealized appreciation...............  $40,652,447
                                                ===========

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN GLOBAL FRANCHISE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

FORWARD CROSS-CURRENCY EXCHANGE CONTRACT

                                                                                                         UNREALIZED
                                                               DELIVERY     CONTRACT         FAIR       APPRECIATION/
                                                                 DATE        AMOUNT         VALUE       DEPRECIATION
                                                               --------   ------------   ------------   -------------
    SHORT
    Receive British Pounds in exchange for 22,645,000 US
      Dollars................................................   7/24/06   $(40,430,836)  $(41,893,760)   $(1,462,924)
    LONG
    Deliver US Dollars in exchange for 140,510 Euro..........  07/03/06   $    176,129   $    179,739    $     3,609

   The following represents the concentrations by country as of June 30, 2006 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United Kingdom............................     34.3%
    United States.............................     30.6%
    France....................................      8.9%
    Netherlands...............................      8.0%
    Switzerland...............................      6.0%
    Finland...................................      3.8%
    Sweden....................................      3.8%
    Spain.....................................      3.1%
    Canada....................................      1.5%
                                                  ------
                                                  100.0%
                                                  ======

See accompanying notes to the financial statements.
 4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

                                                                    AZL
                                                                 VAN KAMPEN
                                                              GLOBAL FRANCHISE
                                                                    FUND
                                                              ----------------
ASSETS
Investment securities, at cost..............................    $265,512,154
                                                                ============
Investment securities, at value*............................    $307,018,412
Foreign currency, at value (cost $366,538)..................         373,796
Interest and dividends receivable...........................         467,919
Receivable for capital shares issued........................         412,420
Receivable for investments sold.............................         266,954
Reclaim receivable..........................................         177,509
                                                                ------------
  Total Assets..............................................     308,717,010
                                                                ------------

LIABILITIES
Payable for investments purchased...........................         404,126
Payable for forward foreign currency contracts..............       1,459,315
Payable for return of collateral received...................      24,706,325
Manager fees payable........................................         218,056
Administration fees payable.................................          14,277
Distribution fees payable...................................          57,383
Administrative services fees payable........................           1,328
Compliance services fees payable............................             394
Other accrued liabilities...................................          71,744
                                                                ------------
  Total Liabilities.........................................      26,932,948
                                                                ------------
NET ASSETS..................................................    $281,784,062
                                                                ============

NET ASSETS CONSIST OF:
  Capital...................................................     227,655,961
  Undistributed net investment income/(loss)................       6,981,505
  Undistributed net realized gains/(losses) on
     investments............................................       7,093,214
  Net unrealized appreciation/(depreciation) on
     investments............................................      40,053,382
                                                                ------------
NET ASSETS..................................................    $281,784,062
                                                                ============
Shares of beneficial interest...............................      16,889,549
Net Asset Value (offering and redemption price per share)...    $      16.68
                                                                ============

------------
*   Includes securities on loan of $24,014,103.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

                                                                     AZL
                                                                  VAN KAMPEN
                                                               GLOBAL FRANCHISE
                                                                     FUND
                                                               ----------------
INVESTMENT INCOME:
Interest....................................................     $   213,578
Dividends...................................................       4,786,237
Foreign tax withholding.....................................        (159,452)
Income from securities lending..............................          42,517
                                                                 -----------
  Total Investment Income...................................       4,882,880
                                                                 -----------
EXPENSES:
Manager fees................................................       1,330,717
Administration fees.........................................          79,168
Distribution fees...........................................         350,188
Administrative services fees................................           2,603
Compliance services fees....................................           2,488
Custodian fees..............................................          15,475
Legal fees..................................................           7,789
Shareholder reports.........................................           6,632
Trustees' fees..............................................           4,288
Other expenses..............................................          62,312
                                                                 -----------
  Total expenses before reductions..........................       1,861,660
  Less expenses paid indirectly.............................          (4,105)
                                                                 -----------
  Net Expenses..............................................       1,857,555
                                                                 -----------
NET INVESTMENT INCOME/(LOSS)................................       3,025,325
                                                                 -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on securities and foreign
  currency transactions.....................................       1,437,715
Change in unrealized appreciation/depreciation on securities
  and foreign currencies....................................      15,782,616
                                                                 -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...      17,220,331
                                                                 -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............     $20,245,656
                                                                 ===========

See accompanying notes to the financial statements.
 6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      AZL VAN KAMPEN
                                                                   GLOBAL FRANCHISE FUND
                                                              -------------------------------
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2006             2005
                                                              ----------------   ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $  3,025,325     $  2,281,478
  Net realized gains/(losses) on investments................       1,437,715        6,149,385
  Change in unrealized appreciation/depreciation on
     investments............................................      15,782,616       12,683,961
                                                                ------------     ------------
  Change in net assets resulting from operations............      20,245,656       21,114,824
                                                                ------------     ------------
DIVIDENDS TO SHAREHOLDERS:
  From net realized gains...................................              --         (542,302)
                                                                ------------     ------------
  Change in net assets resulting from dividends to
     shareholders...........................................              --         (542,302)
                                                                ------------     ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      35,322,589      126,772,257
  Proceeds from dividends reinvested........................              --          542,302
  Cost of shares redeemed...................................     (29,367,193)     (15,122,489)
                                                                ------------     ------------
  Change in net assets from capital transactions............       5,955,396      112,192,070
                                                                ------------     ------------
  Change in net assets......................................      26,201,052      132,764,592
NET ASSETS:
  Beginning of period.......................................     255,583,010      122,818,418
                                                                ------------     ------------
  End of period.............................................    $281,784,062     $255,583,010
                                                                ============     ============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $  6,981,505     $  3,956,180
                                                                ============     ============
SHARE TRANSACTIONS:
  Shares issued.............................................       2,182,931        8,670,432
  Dividends reinvested......................................              --           35,938
  Shares redeemed...........................................      (1,820,917)      (1,029,452)
                                                                ------------     ------------
  Change in shares..........................................         362,014        7,676,918
                                                                ============     ============

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN GLOBAL FRANCHISE FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                           YEAR ENDED
                                                    SIX MONTHS ENDED      DECEMBER 31,       MAY 1, 2003 TO
                                                        JUNE 30,       -------------------    DECEMBER 31,
                                                          2006           2005       2004        2003(A)
                                                    ----------------   --------   --------   --------------
                                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............      $  15.46       $  13.88   $  12.37      $ 10.00
                                                        --------       --------   --------      -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................          0.17           0.08       0.08         0.02
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................          1.05           1.54       1.43         2.36
                                                        --------       --------   --------      -------
  Total from Investment Activities................          1.22           1.62       1.51         2.38
                                                        --------       --------   --------      -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................            --             --         --        (0.01)
  Net Realized Gains..............................            --          (0.04)        --           --*
                                                        --------       --------   --------      -------
  Total Dividends.................................            --          (0.04)        --        (0.01)
                                                        --------       --------   --------      -------
NET ASSET VALUE, END OF PERIOD....................      $  16.68       $  15.46   $  13.88      $ 12.37
                                                        ========       ========   ========      =======
TOTAL RETURN**(b).................................          7.89%         11.64%     12.21%       23.90%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................      $281,784       $255,583   $122,818      $23,982
Net Investment Income/(Loss)(c)...................          2.16%          1.19%      0.80%        0.57%
Expenses Before Reductions***(c)..................          1.33%          1.42%      1.48%        1.70%
Expenses Net of Reductions(c).....................          1.33%          1.42%      1.44%        1.35%
Expenses Net of Reductions(c)(d)..................          1.33%          1.42%       N/A          N/A
Portfolio Turnover Rate(b)........................          9.15%         16.33%      9.40%        3.31%

------------
*   Amount less than $.005.

** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

*** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.
 8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN GLOBAL FRANCHISE FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1. ORGANIZATION

  The Allianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. Effective May 1, 2006, each of the Funds that were previously named with the prefix "USAZ" changed their name to the prefix "AZL."

 --   AZL AIM Basic Value Fund
 --   AZL AIM International Equity Fund
 --   AZL Davis NY Venture Fund
 --   AZL Dreyfus Founders Equity Growth Fund
 --   AZL Dreyfus Premier Small Cap Value Fund
 --   AZL Franklin Small Cap Value Fund
 --   AZL Jennison 20/20 Focus Fund
 --   AZL Jennison Growth Fund
 --   AZL Legg Mason Growth Fund
 --   AZL Legg Mason Value Fund
 --   AZL Money Market Fund
 --   AZL Neuberger Berman Regency Fund
 --   AZL OCC Renaissance Fund
 --   AZL OCC Value Fund
 --   AZL Oppenheimer Developing Markets Fund
 --   AZL Oppenheimer Emerging Growth Fund
 --   AZL Oppenheimer Emerging Technologies Fund
 --   AZL Oppenheimer Global Fund
 --   AZL Oppenheimer International Growth Fund
 --   AZL Oppenheimer Main Street Fund
 --   AZL PIMCO Fundamental IndexPLUS Total Return Fund
 --   AZL Salomon Brothers Large Cap Growth Fund
 --   AZL Salomon Brothers Small Cap Growth Fund
 --   AZL Van Kampen Aggressive Growth Fund
 --   AZL Van Kampen Comstock Fund
 --   AZL Van Kampen Emerging Growth Fund
 --   AZL Van Kampen Equity and Income Fund
 --   AZL Van Kampen Global Franchise Fund
 --   AZL Van Kampen Global Real Estate Fund
 --   AZL Van Kampen Growth and Income Fund
 --   AZL Van Kampen Mid Cap Growth Fund

  Effective May 1, 2006, the USAllianz Variable Insurance Products Trust changed its name to Allianz Variable Insurance Products Trust. These Notes to the Financial Statements are for the AZL Van Kampen Global Franchise Fund (the "Fund").

  The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN GLOBAL FRANCHISE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on the trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN GLOBAL FRANCHISE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

  SECURITIES LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, approved by the Trust and when, in the judgment of the Trust, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2006, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF         VALUE OF
                                                                 COLLATERAL    LOANED SECURITIES
                                                                 -----------   -----------------
   AZL Van Kampen Global Franchise Fund........................  $24,706,325      $24,014,103

  The Fund received cash collateral for securities loaned. The cash was invested in Allianz Dresdner Daily Asset Fund at June 30, 2006. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

  COMMISSION RECAPTURE

  Certain Funds participate in a commission recapture program. The Funds will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Funds, excluding investment advisory fees. The amounts for the Fund are disclosed as expenses paid indirectly on the Statement of Operations.

3. RELATED PARTY TRANSACTIONS

  Allianz Life Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Van Kampen Asset Management ("VKAM"), VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2007.

  For the six months ended June 30, 2006, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   AZL Van Kampen Global Franchise Fund........................     0.95%          1.39%

  Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2006, there were no contractual reimbursements that may potentially be made in subsequent years.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN GLOBAL FRANCHISE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

  The Fund's lending agent is Dresdner Bank, AG (the "Agent"), an affiliate of Allianz Life Advisers LLC. Under the terms of the Securities Lending Agreement, the Agent is entitled to receive 25% of the income earned from securities lending. During the six months ended June 30, 2006, the Agent received $13,984 in fees for acting as the Securities Lending Agent.

  Under an Administrative Services Agreement between the Funds and Manager, the Manager provides certain compliance oversight and filing services. The Manager is entitled to an amount equal to a portion of the Manager's quarterly expenses for employees who support the Trust's compliance program. In addition, the Manager is entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission. Fees are paid to the Manager on a quarterly basis and are reflected on the Statement of Operations as "Administrative services fees."

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with which certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex-wide annual base fee of $1,250,000 and an additional complex-wide asset-based fee, computed daily and paid monthly, which is based upon the following schedule:
  0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $5 billion, and 0.01% of net assets over $5 billion. The overall complex-wide level fees are subject to a minimum fee based on $50,000 for each Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes employees available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO"). Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $50,000 for the six months ended June 30, 2006, plus certain out-of-pocket expenses. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2006, $4,144 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the six months ended June 30, 2006, actual Trustee compensation was $203,750 in total for both Trusts.

4. SECURITY PURCHASES AND SALES

  For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   AZL Van Kampen Global Franchise Fund........................  $42,100,654   $24,481,992

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN GLOBAL FRANCHISE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

5. OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust's website at https://www.allianzlife.com/ ProductsServices/Annuities/Variable/OptionInfo.aspx; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

                                 ALLIANZ FUNDS

THE ALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND SERVICES.   SANNRPT0606 8/06
THESE FUNDS ARE NOT FDIC INSURED.

                                AZL(R) VAN KAMPEN
                            GLOBAL REAL ESTATE FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006
                                  (UNAUDITED)

                                                                   ALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 6

                             Statement of Operations
                                     Page 7

                       Statement of Changes in Net Assets
                                     Page 8

                              Financial Highlights
                                     Page 9

                        Notes to the Financial Statements
                                     Page 10

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN GLOBAL REAL ESTATE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the AZL Van Kampen Global Real Estate Fund, you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AZL Van Kampen Global Real Estate Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period reflected in the table.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               5/1/06          6/30/06      5/1/06 - 6/30/06   5/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Van Kampen Global Real Estate
     Fund.................................    $1,000.00        $980.00           $2.17              1.31%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period shown in the table divided by the number of days in the fiscal year (to reflect the period shown in the table).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the AZL Van Kampen Global Real Estate Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL Van Kampen Global Real Estate Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   5/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Van Kampen Global Real Estate
     Fund.................................    $1,000.00       $1,018.30          $6.56              1.31%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period shown in the table divided by the number of days in the fiscal year (to reflect the period shown in the table).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN GLOBAL REAL ESTATE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The AZL Van Kampen Global Real Estate Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2006.

                                                PERCENT OF
   AZL VAN KAMPEN GLOBAL REAL ESTATE FUND      NET ASSETS*
   --------------------------------------      ------------
   Apartments................................       8.1%
   Consumer Discretionary....................       4.3
   Diversified...............................      51.1
   Financials................................       1.8
   Food Service & Lodging....................       0.5
   Health Care...............................       0.1
   Land......................................       0.6
   Office Buildings..........................       5.1
   Office/Industrial.........................      11.5
   Other.....................................       3.0
   Shopping Centers..........................       8.9
   Short-Term Investments....................      16.9
   Forward Cross-currency Exchange
     Contracts...............................       0.1
                                                  -----
                                                  112.0%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%. For more information about the amounts for each industry, net assets, and total investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN GLOBAL REAL ESTATE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
 SHARES                                           VALUE
---------                                      -----------
COMMON STOCKS (95.0%):
Apartments (8.1%):
    5,860    American Campus Communities,
               Inc.(+).....................    $   145,621
   22,635    Archstone-Smith Trust.........      1,151,442
   12,250    AvalonBay Communities,
               Inc. .......................      1,355,095
   30,920    Equity Residential(+).........      1,383,051
    2,267    Metrovacesa, S.A. ............        204,502
    8,720    Post Properties, Inc.(+)......        395,365
  143,000    Wheelock Properties (S),
               Ltd. .......................        129,846
                                               -----------
                                                 4,764,922
                                               -----------
Consumer Discretionary (4.3%):
    2,330    Four Seasons Hotels,
               Inc.(+).....................        143,155
   31,680    Hilton Hotels Corp. ..........        895,910
   24,575    Starwood Hotels & Resorts
               Worldwide, Inc. ............      1,482,856
                                               -----------
                                                 2,521,921
                                               -----------
Diversified (51.1%):
    1,380    Aedes S.p.A. .................          9,089
    2,000    Aeon Mall Co., Ltd.(+)........         83,947
  226,000    Ascott Group, Ltd. ...........        147,046
    7,930    BRE Properties, Inc. .........        436,150
   47,322    British Land Company plc......      1,103,498
  106,000    Capitaland, Ltd. .............        302,383
   26,081    Castellum AB..................        266,984
   71,300    CFS Retail Property Trust.....         98,344
  198,000    Champion Real Estate
               Investment Trust*...........         98,157
   20,000    Cheung Kong (Holdings),
               Ltd. .......................        216,647
   99,272    Chinese Estates Holdings,
               Ltd. .......................        107,333
   40,000    City Development, Ltd. .......        235,953
    2,982    Corio N.V. ...................        185,333
    4,930    Correctional Properties
               Trust.......................        122,018
   35,100    Daibiru Corp. ................        388,482
  210,600    DB RREEF Trust................        229,066
    5,155    Development Securities plc....         52,386
    2,725    Essex Property Trust,
               Inc.(+).....................        304,274
    7,586    Fabege AB.....................        141,075
    8,661    Fadesa Inmobiliaria SA........        296,540
    5,460    Forest City Enterprises,
               Inc. .......................        272,509
  121,000    Fortune Real Estate Investment
               Trust.......................         93,949
      726    Gecina SA.....................         94,979
  140,800    GPT Group.....................        454,242
    7,205    Grainger Trust plc............         65,901
   66,000    Guangzhou R&F Properties
               Company, Ltd.(+)............        307,013
   16,820    Health Care Property
               Investors(+)................        449,767
  174,000    Henderson Land Development
               Company, Ltd. ..............        903,751
  230,000    Hongkong Land Holdings,
               Ltd.(+).....................        843,357
   51,841    Hufvudstaden AB...............        398,115
  146,000    Hysan Development Company,
               Ltd. .......................        413,785

                                                  FAIR
 SHARES                                           VALUE
---------                                      -----------
COMMON STOCKS, CONTINUED
Diversified, continued
    1,902    Inmobiliaria Colonial SA......    $   151,056
   62,800    Investa Property Group(+).....        102,065
      172    IVG Immobilien AG.............          5,270
       38    Japan Hotel and Resort,
               Inc.*.......................        228,379
   21,000    Keppel Land, Ltd. ............         53,441
   48,000    Kerry Properties, Ltd. .......        163,890
   40,409    Land Securities Group plc.....      1,338,639
   45,340    London Merchant Securities
               plc.........................        168,270
   67,800    Macquarie CountryWide Trust...         91,612
   47,150    Macquarie Goodman Group
               Macquarie Goodman Group.....        209,777
  235,400    Macquarie Prologis Trust(+)...        195,750
   35,900    Mirvac Group(+)...............        115,921
  113,000    Mitsubishi Estate Company,
               Ltd. .......................      2,415,505
   97,000    Mitsui Fudosan Company,
               Ltd. .......................      2,118,616
  579,000    New World Development Company,
               Ltd. .......................        957,276
       26    Nippon Building Fund, Inc. ...        252,082
       88    NTT Urban Development
               Corp. ......................        689,081
    2,560    Parkway Properties, Inc.(+)...        116,480
   10,180    ProLogis......................        530,582
    1,442    PSP Swiss Property AG*........         74,566
   13,610    Regency Centers Corp. ........        845,862
   25,378    Risanamento S.p.A. ...........        193,132
    3,735    Rodamco Europe NV.............        365,742
    6,633    Shaftesbury plc...............         62,928
   33,000    Singapore Land, Ltd. .........        131,188
   43,146    Slough Estates plc............        486,749
   15,490    Sponda Oyj....................        158,480
   93,350    Stockland(+)..................        487,218
   65,000    Sumitomo Realty & Development
               Co. ........................      1,610,741
  172,000    Sun Hung Kai Properties,
               Ltd. .......................      1,753,493
   28,495    Sunrise Senior Living Real
               Estate Investment Trust.....        261,715
  131,000    Suntec Real Estate Investment
               Trust.......................        102,558
   22,000    Swire Pacific, Ltd. ..........        226,657
   55,000    Tokyu Land Corp. .............        427,174
       12    Tokyu Real Estate Investment
               Trust, Inc. ................         98,517
    3,311    Unibail.......................        576,604
  348,000    United Industrial Corporation,
               Ltd. .......................        325,381
   80,000    UOL Group, Ltd. ..............        144,405
    6,500    Vornado Realty Trust..........        634,075
    2,342    Wereldhave N.V. ..............        227,702
  142,600    Westfield Group(+)............      1,835,014
    7,259    Workspace Group plc...........         48,527
                                               -----------
                                                30,104,193
                                               -----------
Financial Services (1.8%):
   48,760    Host Hotels & Resorts,
               Inc. .......................      1,066,381
                                               -----------

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN GLOBAL REAL ESTATE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
 SHARES                                           VALUE
---------                                      -----------
COMMON STOCKS, CONTINUED
Food Service & Lodging (0.5%):
   18,568    Legacy Hotels Real Estate
               Investment Trust............    $   141,423
    9,750    Morgans Hotel Group*(+).......        151,710
                                               -----------
                                                   293,133
                                               -----------
Health Care (0.1%):
    8,600    Tenet Healthcare Corp.*.......         60,028
                                               -----------
Land (0.6%):
    8,570    Equity Lifestyle Properties,
               Inc.(+).....................        375,623
                                               -----------
Office Buildings (5.1%):
   34,160    Equity Office Properties
               Trust.......................      1,247,183
    2,634    Klepierre.....................        304,720
   15,310    Mack-Cali Realty Corp. .......        703,035
   55,946    Minerva plc...................        263,325
    4,220    SL Green Realty Corp.(+)......        461,963
                                               -----------
                                                 2,980,226
                                               -----------
Office/Industrial (11.5%):
    9,085    Amb Property Corp. ...........        459,247
  304,304    Beni Stabili S.p.A. ..........        309,399
   16,150    Boston Properties, Inc. ......      1,459,959
   13,370    Brandywine Realty Trust(+)....        430,113
   21,700    Brixton plc...................        192,010
   36,975    Brookfield Properties
               Corp.(+)....................      1,189,485
   10,117    Derwent Valley Holdings plc...        292,848
    9,027    Eurocommercial Properties
               NV..........................        345,912
  268,000    GZI Real Estate Investment
               Trust*......................        107,139
   30,952    Hammerson plc.................        676,523
   29,661    Liberty International plc.....        583,401
    6,335    Liberty Property Trust(+).....        280,007
   10,233    Quintain Estates & Development
               plc.........................        122,076
    1,075    Societe Immobiliere de
               Locationpour l'Industrie et
               le Commerce.................        119,759
   18,119    Unite Group plc...............        134,255
    3,755    Windrose Medical Properties
               Trust(+)....................         54,823
                                               -----------
                                                 6,756,956
                                               -----------

                                                  FAIR
 SHARES                                           VALUE
---------                                      -----------
COMMON STOCKS, CONTINUED
Other (3.0%):
      836    Brookfield Homes Corp.(+).....    $    27,546
   31,000    Capitacommerical Trust........         32,476
   39,950    Centro Properties Group(+)....        198,364
   44,000    Leo Capital plc*..............         50,848
   13,815    Public Storage, Inc.(+).......      1,048,558
    4,935    Shurgard Storage Centers,
               Inc. .......................        308,438
    8,000    Tokyo Tatemono Company,
               Ltd. .......................         86,233
                                               -----------
                                                 1,752,463
                                               -----------
Shopping Centers (8.9%):
    4,490    Acadia Realty Trust(+)........        106,189
   15,591    Capital & Regional plc........        290,983
   12,055    Federal Realty Investment
               Trust.......................        843,850
   12,590    General Growth Properties,
               Inc. .......................        567,305
    1,975    Pan Pacific Retail Properties,
               Inc. .......................        137,006
   28,355    Simon Property Group, Inc. ...      2,351,763
    6,245    Taubman Centers, Inc.(+)......        255,421
    9,535    The Macerich Co. .............        669,357
                                               -----------
                                                 5,221,874
                                               -----------
  Total Common Stocks
    (Cost $57,102,634)                          55,897,720
                                               -----------
COLLATERAL FOR SECURITIES ON LOAN (12.3%):
7,238,351    Northern Trust Liquid
               Institutional Asset
               Portfolio...................      7,238,351
                                               -----------
  Total Collateral for Securities on Loan
    (Cost $7,238,351)                            7,238,351
                                               -----------
DEPOSIT ACCOUNT (4.6%):
2,711,152    NTRS London Deposit Account...      2,711,152
                                               -----------
  Total Deposit Account
    (Cost $2,711,152)                            2,711,152
                                               -----------
  Total Investments
    (Cost $67,052,137)(a)--111.9%               65,847,223
  Liabilities in excess of other
  assets--(11.9)%                               (7,015,308)
                                               -----------
  Net Assets--100.0%                           $58,831,915
                                               ===========

------------

Percentages indicated are based on net assets of $58,831,915.

*   Non-income producing security.

(+) All or a portion of security is loaned as of June 30, 2006.

(a) Cost for federal income tax purposes is $67,254,607. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

    Unrealized appreciation...................  $    89,472
    Unrealized depreciation...................   (2,296,856)
                                                -----------
    Net unrealized depreciation...............  $(1,407,384)
                                                ===========

See accompanying notes to the financial statements.
 4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN GLOBAL REAL ESTATE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

FORWARD CROSS-CURRENCY EXCHANGE CONTRACT

                                                                                                    UNREALIZED
                                                                  DELIVERY   CONTRACT    FAIR     APPRECIATION/
    LONG                                                            DATE      AMOUNT     VALUE    (DEPRECIATION)
    ----                                                          --------   --------   -------   --------------
    Deliver US Dollars in exchange for 664,751 Yen..............  07/03/06   $ 5,726    $ 5,812        $ 87
    Deliver US Dollars in exchange for 5,500,990 Yen............  07/03/06   $47,219    $48,100        $881

   The following represents the concentrations by country as of June 30, 2006 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     44.8%
    Japan.....................................     14.2%
    United Kingdom............................     10.1%
    Hong Kong.................................      9.1%
    Australia.................................      6.9%
    Singapore.................................      4.0%
    Canada....................................      3.0%
    France....................................      1.9%
    Netherlands...............................      1.9%
    Sweden....................................      1.6%
    Spain.....................................      1.1%
    Italy.....................................      0.9%
    Finland...................................      0.3%
    Switzerland...............................      0.1%
    Germany...................................      0.1%
                                                  ------
                                                  100.0%
                                                  ======

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

                                                                     AZL
                                                              VAN KAMPEN GLOBAL
                                                              REAL ESTATE FUND
                                                              -----------------
ASSETS
Investment securities, at cost..............................     $67,052,137
                                                                 ===========
Investment securities, at value*............................     $65,847,223
Foreign currency, at value (cost $587,855)..................         599,109
Interest and dividends receivable...........................         155,183
Receivable for capital shares issued........................         497,056
Receivable for investments sold.............................         138,069
Receivable for forward foreign currency contracts...........             968
                                                                 -----------
  Total Assets..............................................      67,237,608
                                                                 -----------

LIABILITIES
Payable to custodian........................................             919
Payable for investments purchased...........................       1,105,151
Payable for return of collateral received...................       7,238,351
Manager fees payable........................................          40,660
Administration fees payable.................................           5,163
Distribution fees payable...................................          11,294
Administrative services fees payable........................             262
Compliance services fees payable............................              78
Other accrued liabilities...................................           3,815
                                                                 -----------
  Total Liabilities.........................................       8,405,693
                                                                 -----------
NET ASSETS..................................................     $58,831,915
                                                                 ===========
NET ASSETS CONSIST OF:
  Capital...................................................      59,953,277
  Undistributed net investment income/(loss)................         199,697
  Undistributed net realized gains/(losses) on
     investments............................................        (123,897)
  Net unrealized appreciation/(depreciation) on
     investments............................................      (1,197,162)
                                                                 -----------
NET ASSETS..................................................     $58,831,915
                                                                 ===========
Shares of beneficial interest...............................       6,002,209
Net Asset Value (offering and redemption price per share)...     $      9.80
                                                                 ===========

------------
*   Includes securities on loan of $7,298,576.

See accompanying notes to the financial statements.
 6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2006(A)
(UNAUDITED)

                                                                     AZL
                                                              VAN KAMPEN GLOBAL
                                                              REAL ESTATE FUND
                                                              -----------------
INVESTMENT INCOME:
Interest....................................................     $    32,385
Dividends...................................................         281,563
Income from securities lending..............................             152
                                                                 -----------
  Total Investment Income...................................         314,100
                                                                 -----------
EXPENSES:
Manager fees................................................          78,368
Administration fees.........................................           4,726
Distribution fees...........................................          21,769
Fund accounting fees........................................             820
Audit fees..................................................             521
Administrative services fees................................             262
Compliance services fees....................................              78
Custodian fees..............................................           1,926
Legal fees..................................................             566
Printing fees...............................................             733
Trustees' fees..............................................             370
Other expenses..............................................           4,264
                                                                 -----------
  Total Expenses............................................         114,403
                                                                 -----------
NET INVESTMENT INCOME/(LOSS)................................         199,697
                                                                 -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on securities transactions......        (123,897)
Change in unrealized appreciation/depreciation on
  securities................................................      (1,197,162)
                                                                 -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...      (1,321,059)
                                                                 -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............     $(1,121,362)
                                                                 ===========

------------
(a) For the Period May 1, 2006 (commencement of operations) to June 30, 2006.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                                      AZL
                                                               VAN KAMPEN GLOBAL
                                                               REAL ESTATE FUND
                                                              -------------------
                                                                  MAY 1, 2006
                                                              TO JUNE 30, 2006(A)
                                                              -------------------
                                                                  (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................      $   199,697
  Net realized gains/(losses) on investments................         (123,897)
  Change in unrealized appreciation/depreciation on
     investments............................................       (1,197,162)
                                                                  -----------
  Change in net assets resulting from operations............       (1,121,362)
                                                                  -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................       64,303,125
  Cost of shares redeemed...................................       (4,349,848)
                                                                  -----------
  Change in net assets from capital transactions............       59,953,277
                                                                  -----------
  Change in net assets......................................       58,831,915
NET ASSETS:
  Beginning of period.......................................               --
                                                                  -----------
  End of period.............................................      $58,831,915
                                                                  ===========
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................          199,697
                                                                  ===========
SHARE TRANSACTIONS:
  Shares issued.............................................        6,468,015
  Shares redeemed...........................................         (465,806)
                                                                  -----------
  Change in shares..........................................        6,002,209
                                                                  ===========

------------
(a) Period from commencement of operations.

See accompanying notes to the financial statements.
 8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN GLOBAL REAL ESTATE FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                MAY 1, 2006 TO
                                                               JUNE 30, 2006(A)
                                                               ----------------
                                                                 (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................       $ 10.00
                                                                   -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)..............................          0.03
  Net Realized and Unrealized Gains/(Losses) on
     Investments............................................         (0.23)
                                                                   -------
  Total from Investment Activities..........................         (0.20)
                                                                   -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income.....................................            --
  Net Realized Gains........................................            --
                                                                   -------
  Total Dividends...........................................            --
                                                                   -------
NET ASSET VALUE, END OF PERIOD..............................       $  9.80
                                                                   -------
TOTAL RETURN*(b)............................................         (2.00)%
                                                                   =======
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)..........................       $58,832
Net Investment Income/(Loss)(c).............................          2.29%
Expenses Before Reductions**(c).............................          1.31%
Expenses Net of Reductions(c)...............................          1.31%
Portfolio Turnover Rate(b)..................................          6.04%

------------
* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN GLOBAL REAL ESTATE FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1. ORGANIZATION

  The Allianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. Effective May 1, 2006, each of the Funds that were previously named with the prefix "USAZ" changed their name to the prefix "AZL."

 --   AZL AIM Basic Value Fund
 --   AZL AIM International Equity Fund
 --   AZL Davis NY Venture Fund
 --   AZL Dreyfus Founders Equity Growth Fund
 --   AZL Dreyfus Premier Small Cap Value Fund
 --   AZL Franklin Small Cap Value Fund
 --   AZL Jennison 20/20 Focus Fund
 --   AZL Jennison Growth Fund
 --   AZL Legg Mason Growth Fund
 --   AZL Legg Mason Value Fund
 --   AZL Money Market Fund
 --   AZL Neuberger Berman Regency Fund
 --   AZL OCC Renaissance Fund
 --   AZL OCC Value Fund
 --   AZL Oppenheimer Developing Markets Fund
 --   AZL Oppenheimer Emerging Growth Fund
 --   AZL Oppenheimer Emerging Technologies Fund
 --   AZL Oppenheimer Global Fund
 --   AZL Oppenheimer International Growth Fund
 --   AZL Oppenheimer Main Street Fund
 --   AZL PIMCO Fundamental IndexPLUS Total Return Fund
 --   AZL Salomon Brothers Large Cap Growth Fund
 --   AZL Salomon Brothers Small Cap Growth Fund
 --   AZL Van Kampen Aggressive Growth Fund
 --   AZL Van Kampen Comstock Fund
 --   AZL Van Kampen Emerging Growth Fund
 --   AZL Van Kampen Equity and Income Fund
 --   AZL Van Kampen Global Franchise Fund
 --   AZL Van Kampen Global Real Estate Fund
 --   AZL Van Kampen Growth and Income Fund
 --   AZL Van Kampen Mid Cap Growth Fund

  Effective May 1, 2006, the USAllianz Variable Insurance Products Trust changed its name to Allianz Variable Insurance Products Trust. These Notes to the Financial Statements are for the AZL Van Kampen Global Real Estate Fund (the "Fund").

  The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN GLOBAL REAL ESTATE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on the trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN GLOBAL REAL ESTATE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

  SECURITIES LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, approved by the Trust or Allianz Life Advisers, LLC, the investment manager of the Fund and when, in the judgment of the Trust, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2006, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF        VALUE OF
                                                                 COLLATERAL   LOANED SECURITIES
                                                                 ----------   -----------------
   AZL Van Kampen Global Real Estate Fund......................  $7,427,401      $7,298,576

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Assets Portfolio and the non-cash collateral represented a U.S. Treasury Inflation-Index Note at June 30, 2006. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

  COMMISSION RECAPTURE

  Certain Funds participate in a commission recapture program. The Funds will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Funds, excluding investment advisory fees. The amounts for the Fund are disclosed as expenses paid indirectly on the Statement of Operations.

3. RELATED PARTY TRANSACTIONS

  Allianz Life Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Van Kampen Asset Management ("VKAM"), VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2007.

  For the six months ended June 30, 2006, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   --------------
   AZL Van Kampen Global Real Estate Fund......................     0.90%          1.35%

  Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2006, there were no contractual reimbursements that may potentially be made in subsequent years.
 12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN GLOBAL REAL ESTATE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

  Under an Administrative Services Agreement between the Funds and Manager, the Manager provides certain compliance oversight and filing services. The Manager is entitled to an amount equal to a portion of the Manager's quarterly expenses for employees who support the Trust's compliance program. In addition, the Manager is entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission. Fees are paid to the Manager on a quarterly basis and are reflected on the Statement of Operations as "Administrative services fees."

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with which certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex-wide annual base fee of $1,250,000 and an additional complex-wide asset-based fee, computed daily and paid monthly, which is based upon the following schedule:
  0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $5 billion, and 0.01% of net assets over $5 billion. The overall complex-wide level fees are subject to a minimum fee based on $50,000 for each Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes employees available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO"). Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $50,000 for the six months ended June 30, 2006, plus certain out-of-pocket expenses. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the six months ended June 30, 2006, actual Trustee compensation was $203,750 in total for both Trusts.

4. SECURITY PURCHASES AND SALES

  For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES      SALES
                                                                 -----------   ----------
   AZL Van Kampen Global Real Estate Fund......................  $60,511,881   $3,288,836

5. OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN GLOBAL REAL ESTATE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust's website at https://www.allianzlife.com/ ProductsServices/Annuities/Variable/OptionInfo.aspx; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

  APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

  The Allianz Variable Insurance Products Trust (the "Trust") consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. The Trust's investment manager, Allianz Life Advisers, LLC (the "Manager"), is a manager of managers, and is therefore responsible for determining, in the first instance, which investment advisers to recommend for selection as subadvisers. The Manager is also responsible for monitoring the various subadvisers that have day-to-day responsibility for the decisions made for each of the Funds.

  In evaluating the services provided by the Manager and the terms of the investment management agreement, the Trust's Board of Trustees (the "Board" or the "Trustees") receives and reviews information related to the Manager's experience and expertise in the variable insurance marketplace. Currently, the AZL Van Kampen Global Real Estate Fund is offered only as an investment option for variable annuity products, and not in the retail fund market. In addition, the Board receives information regarding the Manager's expertise with regard to portfolio diversification and asset allocation requirements within the variable products offered through the separate accounts of Allianz Life Insurance Company of North America and its subsidiary Allianz Life Insurance Company of New York.

  The Manager has adopted policies and procedures to assist it in assessing each potential subadviser with expertise in particular asset classes and providing the Board with information related to its recommendation that a specific investment adviser be selected as a subadviser. The Board reviews and considers the recommendation and the information provided by the Manager in making its decision on the recommendation. After a subadviser has been selected, a similarly rigorous process is instituted by the Manager to monitor and evaluate the investment performance and other responsibilities of the subadviser. The Manager reports to the Board on its monitoring and evaluations at the Board's regular quarterly meetings. Where warranted, the Manager will add a particular subadviser to a "watch" list that it maintains, or remove a subadviser from the list. Although the Manager may use data in its evaluation of subadvisers, there are no objective criteria for placing a subadviser on the watch list. Rather, the Manager exercises its judgment on the factors that should be considered in determining whether a subadviser is properly fulfilling its responsibilities. In addition to reviewing data in determining whether a subadviser is carrying out its responsibilities, the Manager and the Board also consider subjective factors, such as reputational and other risks to the Trust and its shareholders that engaging a particular subadviser might entail. In assessing the ability of the Manager and the subadviser (together, the "Advisory Organizations") to perform their obligations, the Board considers whether there has occurred any circumstance or event that would constitute a reason for it not to approve an advisory or subadvisory contract.

  As required by the Investment Company Act of 1940 (the "1940 Act"), when the Manager proposes that the Trust add a new fund, or series, to its lineup of investment portfolios, the Board reviews and approves (1) the addition of the proposed fund and the advisory fee for the proposed fund to the Trust's investment management agreement with the Manager (the "Advisory Agreement") and (2) the investment advisory agreement with the subadviser recommended by the Manager for the proposed fund. The Board's decision to approve these contracts reflects the exercise of it business judgment. During its review of these contracts, the Board considers many factors, including the proposed fund's investment objectives; the Advisory Organizations' management philosophy, personnel, and processes; the preferences and expectations of the owners of the underlying variable contracts as potential beneficial shareholders of the fund and their relative sophistication; the continuing state of competition in the mutual fund and variable product industries; and comparable fees in the mutual fund industry.

  The Board also considers the compensation and benefits received by the Advisory Organizations. This includes fees for services to be provided to the proposed fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that will execute trades for the proposed fund, as well as advisory fees. The Board considered the fact that (1) the Manager and the Trust are parties to an Administrative Services Agreement under which the

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN GLOBAL REAL ESTATE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Manager is compensated by the Trust for performing certain administrative and compliance services; and (2) Allianz Life Investor Services, Inc., an affiliate of the Manager, is a registered securities broker-dealer and receives (along with its affiliates) payments made by the Trust pursuant to Rule 12b-1.

  The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members (the "Independent Trustees") are fully informed about all facts bearing on the adviser's services and fees. The Board is aware of these factors and takes them into account in its review of the Trust's advisory contracts.

  The Board considers and weighs these circumstances in light of its experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board's formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as an Advisory Organization's investment philosophy, personnel, and processes; the short- and long-term performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or "peer group" funds) of a similar fund managed by the recommended subadviser, and comments on the reasons for the performance; the proposed fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services to be provided to the proposed fund by the Advisory Organizations and their affiliates; compliance and audit reports, where available or relevant, concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Advisory Organizations are responding to them.

  The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits that the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or "fall out" benefits an Advisory Organization may derive from its relationship with the Funds.

  At a telephonic meeting held on January 30, 2006, the Board considered the recommendation of the Manager (1) to establish the AZL Van Kampen Global Real Estate Fund (the "Fund") as a new series or investment portfolio of the Trust and (2) to approve Van Kampen Asset Management ("Van Kampen") as the subadviser of the Fund. At an "in person" meeting held on February 24 and 25, 2006, the Trustees unanimously approved a new subadvisory agreement with Van Kampen, which was substantially similar to the subadvisory agreement with Van Kampen then in effect and added the Fund to the list of Trust portfolios managed by Van Kampen (the "Van Kampen Agreement") and the Advisory Agreement (collectively, the "Agreements"). At both meetings, the Trustees reviewed materials furnished by the Manager pertaining to Van Kampen.

  The Board, including a majority of the Independent Trustees, with the assistance of independent counsel to the Independent Trustees, considered whether to approve the Agreements in light of its experience in governing the Trust and working with the Manager and the subadvisers on matters relating to the Funds. The Independent Trustees are those Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940 (the "1940 Act"), and are not employees of or affiliated with the Fund, the Manager, or Van Kampen. Prior to voting, the Board reviewed the Manager's recommendation that it approve the Agreements with experienced counsel who are independent of the Manager and received from such counsel an oral summary of the legal standards for consideration of the proposed approval. In its deliberations, the Board considered all factors that the Trustees believed were relevant. The Board based its decision to approve the Agreements on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board determined that the Agreements were reasonable and in the best interests of the Fund. The Board's decision to approve the Agreements reflects the exercise of its business judgment on whether to approve new arrangements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN GLOBAL REAL ESTATE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  A rule adopted by the SEC under the 1940 Act requires a discussion of certain factors relating to the selection of investment managers and subadvisers and the approval of advisory and subadvisory fees. The factors enumerated by the SEC in the rule are set forth below in italics followed by the Board's conclusions regarding each factor.

  (1) The nature, extent, and quality of services provided by the Manager and Van Kampen.

  The Board noted that the Manager, subject to the control of the Board, administers the Fund's business and other affairs, and is responsible for monitoring Van Kampen's day-to-day management of the Fund's investments.

  The Board noted that the Manager will also provide the Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Fund. The Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

  The Board considered the scope and quality of services provided by the Manager and subadvisers, and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Board recognized, for example, that the Manager and the Trust's subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory developments. The Board recognized the capabilities and resources that the Manager dedicates to performing services on behalf of the Trust and the Funds. Having considered the quality of administrative and other services in the fourth quarter of 2005, including the Manager's role in coordinating the activities of the Fund's other service providers, the Board concluded that, overall, it was satisfied with the nature, extent, and quality of services expected to be provided to the Fund under the Advisory Agreement.

  In deciding to approve Van Kampen as the Fund's subadviser, the Board considered particularly the experience and track record of Van Kampen's investment management personnel. The Board also noted Van Kampen's investment infrastructure as well as the risk profiles of its investment process. Specifically, the Board determined that, based upon the Manager's report, selecting Van Kampen as subadviser would likely benefit the Fund and its shareholders.

  In reviewing the other various matters listed above, the Board concluded that Van Kampen was a recognized firm capable of competently managing the Fund; that the nature, extent, and quality of services that Van Kampen could provide were at a level at least equal to the services that could be provided by other possible subadvisers for the Fund; that the services contemplated by the Van Kampen Agreement are substantially similar to those provided under the subadvisory agreements with the Trust's other subadvisers; that the Van Kampen Agreement contains provisions generally comparable to those of other subadvisory agreements for other mutual funds; that Van Kampen was staffed with a number of qualified personnel and had significant research capabilities; and that the investment performance of Van Kampen, based upon the historical "track records" of comparable funds, was at least satisfactory.

  (2) The investment performance of Van Kampen.

  The Board received information about the performance of Van Kampen in managing an investment portfolio whose investment objective and principal investment strategies are substantially similar to those of the Fund. The Board noted that the portfolio managers for the Van Kampen's existing global real estate fund would be the portfolio managers for the Fund. The performance information, which covered the quarter and the one- and two-year periods ended December 31, 2005, included (a) absolute total return, (b) performance versus an appropriate benchmark, and (c) performance relative to a peer group of comparable funds. The Board noted that Van Kampen's performance relative to the peer group ranked in the top quartile for all periods presented. On the basis of the information presented, the Board concluded that Van Kampen's performance in managing a substantially similar fund has been strong and ranks with the Trust's other funds that have the strongest performance over the relevant periods.

  (3) The costs of services to be provided and profits to be realized by the Manager, Van Kampen, and their respective affiliates from their relationships with the Fund.

  The Manager presented to the Board the proposed advisory fee for the Fund and information setting forth "contractual" advisory fees and "actual" advisory fees after taking expense caps into account. The Manager proposed to cap the Fund's expenses. Based on the information provided, the "actual " advisory fees payable by the Fund are below the median level of advisory fees paid by generally comparable funds. The Board recognized the difficulty of comparing advisory fees because of

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN GLOBAL REAL ESTATE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  the variations in services covered by the fees paid by other funds. The Board concluded that the advisory fees to be paid to the Manager by the Fund were not unreasonable.

  The Manager also supplied information to the Board about total fund expenses, which include advisory fees, a 12b-1 fee of 25 basis points, and other expenses. Although capped by the Manager, the "total expense ratio" of the Fund will be higher than the median for generally comparable funds.

  The Manager has committed to providing the Fund with a high quality of service and to working to reduce expenses over time, particularly as the Fund grows larger. Recognizing the information concerning profitability that the Manager had presented to the Board at meetings in the fourth quarter of 2005, the Board concluded therefore that the proposed expense ratio for the Fund was not unreasonable.

  The Board reviewed the fee schedule in the Van Kampen Agreement. Based upon its review, the Board concluded that the fees proposed to be paid to Van Kampen were reasonable. The Manager, on behalf of the Board, obtained information from Van Kampen concerning its anticipated profitability in connection with its relationship with the Fund. Based upon the information provided, the Board determined that there was no evidence that the level of such profitability attributable to Van Kampen serving as subadviser of the Fund would be excessive.

  (4) and (5) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale.

  The Board noted that the fee schedule in the Van Kampen Agreement contains no "breakpoints" and noted that the Fund and its shareholders will not benefit directly from the possibility that the Manager and Van Kampen may realize certain economies of scale as the Fund grows larger. The Board also noted that the fee schedule in the Van Kampen Agreement was the result of arm's-length negotiations between the Manager and Van Kampen.

  The Board noted that in the fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints, if any, apply. Depending on the age, size, and other characteristics of a particular fund and its manager's cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different asset managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at a variety of asset levels. Having taken these factors into account, the Board concluded that the absence of breakpoints in the Agreements fee schedule was acceptable.

  The Board receives quarterly reports on the level of assets in the Fund. It expects to consider whether or not to approve the renewal of the Agreements at a meeting to be held prior to December 31, 2006, and will consider (a) the extent to which economies of scale can be realized and (b) whether the advisory or subadvisory fees should be modified to reflect such economies of scale, if any.

                                 ALLIANZ FUNDS

THE ALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND SERVICES.   SANNRPT0606 8/06
THESE FUNDS ARE NOT FDIC INSURED.

                                AZL(R) VAN KAMPEN
                             GROWTH AND INCOME FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006
                                  (UNAUDITED)

                                                                   ALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statement of Changes in Net Assets
                                     Page 7

                              Financial Highlights
                                     Page 8

                        Notes to the Financial Statements
                                     Page 9

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN GROWTH AND INCOME FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the AZL Van Kampen Growth and Income Fund, you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AZL Van Kampen Growth and Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Van Kampen Growth and Income
     Fund.................................    $1,000.00       $1,029.10          $5.94              1.18%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the AZL Van Kampen Growth and Income Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL Van Kampen Growth and Income Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Van Kampen Growth and Income
     Fund.................................    $1,000.00       $1,018.94          $5.91              1.18%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN GROWTH AND INCOME FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The AZL Van Kampen Growth and Income Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2006.

                                                   PERCENT OF
   AZL VAN KAMPEN GROWTH AND INCOME FUND           NET ASSETS*
   -------------------------------------       -------------------
   Auto & Transportation.....................           1.0%
   Consumer Discretionary....................           9.7
   Consumer Staples..........................           9.5
   Financials................................          27.4
   Health Care...............................          15.2
   Integrated Oils...........................           6.5
   Materials.................................           5.3
   Other.....................................           2.6
   Other Energy..............................           1.3
   Producer Durables.........................           5.1
   Technology................................           5.0
   Utilities.................................           8.9
   Federal Home Loan Bank....................           2.5
   Short-Term Investments....................          14.6
                                                      -----
                                                      114.6%
                                                      =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%. For more information about the amounts for each industry, net assets, and total investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN GROWTH AND INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS (97.5%):
Auto & Transportation (1.0%):
    97,590    Honda Motor Company, Ltd.,
                ADR(+)....................    $  3,105,314
                                              ------------
Consumer Discretionary (9.7%):
   218,060    Clear Channel
                Communications, Inc.(+)...       6,748,957
    59,460    Comcast Corp., Class A*.....       1,946,720
    27,180    Kohl's Corp.*(+)............       1,606,882
    48,080    McDonald's Corp. ...........       1,615,488
    37,360    Office Depot, Inc.*.........       1,419,680
   449,780    Time Warner, Inc. ..........       7,781,194
   108,850    Viacom Inc., Class B*.......       3,901,184
   188,820    Walt Disney Co. ............       5,664,600
                                              ------------
                                                30,684,705
                                              ------------
Consumer Staples (9.5%):
    47,110    Altria Group, Inc. .........       3,459,287
    87,340    Cadbury Schweppes plc,
                ADR(+)....................       3,390,539
   120,870    Coca-Cola Co. ..............       5,199,827
    35,410    ConAgra Foods, Inc. ........         782,915
    42,590    Diageo plc, ADR(+)..........       2,876,955
    60,200    Procter & Gamble Co. .......       3,347,120
   261,890    Unilever NV, New York
                Shares(+).................       5,905,619
   105,880    Wal-Mart Stores, Inc. ......       5,100,240
                                              ------------
                                                30,062,502
                                              ------------
Financial Services (27.4%):
     8,730    ACE, Ltd. ..................         441,651
    84,880    Aegon NV....................       1,448,902
   123,012    Bank of America Corp. ......       5,916,877
   317,930    Charles Schwab Corp. .......       5,080,521
   106,670    Chubb Corp. ................       5,322,833
    21,190    CIGNA Corp. ................       2,087,427
   194,970    Citigroup, Inc. ............       9,405,352
    65,970    Fifth Third Bancorp.........       2,437,592
   106,700    Freddie Mac.................       6,082,967
    14,190    Goldman Sachs Group,
                Inc. .....................       2,134,602
     6,400    H&R Block, Inc. ............         152,704
    38,480    Hartford Financial Services
                Group, Inc. ..............       3,255,408
   258,206    J.P. Morgan Chase & Co. ....      10,844,651
   208,740    Marsh & McLennan Companies,
                Inc. .....................       5,613,019
   105,530    Merrill Lynch & Company,
                Inc. .....................       7,340,667
    31,870    MGIC Investment Corp.(+)....       2,071,550
    26,220    PMI Group, Inc.(+)..........       1,168,888
    55,270    PNC Financial Services
                Group.....................       3,878,296
   139,818    St. Paul Travelers
                Companies, Inc. ..........       6,233,086
    62,260    State Street Corp.(+).......       3,616,683
    43,240    XL Capital, Ltd., Class
                A(+)......................       2,650,612
                                              ------------
                                                87,184,288
                                              ------------

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS, CONTINUED
Health Care (15.2%):
   147,260    Abbott Laboratories.........    $  6,422,009
   302,740    Bristol-Myers Squibb Co. ...       7,828,855
   118,520    Eli Lilly & Co. ............       6,550,600
    59,380    GlaxoSmithKline plc,
                ADR(+)....................       3,313,404
   185,690    Pfizer, Inc. ...............       4,358,144
    82,490    Roche Holding AG............       6,804,584
    55,080    Sanofi-Aventis, ADR(+)......       2,682,396
   330,720    Schering-Plough Corp.(+)....       6,293,602
    97,460    Wyeth.......................       4,328,199
                                              ------------
                                                48,581,793
                                              ------------
Integrated Oils (6.5%):
    73,530    BP plc, ADR(+)..............       5,118,423
   101,078    ConocoPhillips..............       6,623,641
    35,022    Exxon Mobil Corp. ..........       2,148,600
    12,780    Marathon Oil Corp. .........       1,064,574
    84,210    Royal Dutch Shell plc,
                ADR(+)....................       5,640,386
                                              ------------
                                                20,595,624
                                              ------------
Materials (5.3%):
   191,070    Bayer AG, ADR(+)............       8,772,024
    90,420    Du Pont De Nemours and Co.
                E.I.(+)...................       3,761,472
    78,380    Newmont Mining Corp. .......       4,148,653
                                              ------------
                                                16,682,149
                                              ------------
Other (2.6%):
   247,170    General Electric Co. .......       8,146,723
                                              ------------
Other Energy (1.3%):
    63,380    Schlumberger, Ltd. .........       4,126,672
                                              ------------
Producer Durables (5.1%):
    50,630    Applera Corp. ..............       1,637,881
    53,100    Ingersoll-Rand Co.,
                Ltd.--Class A.............       2,271,618
    52,460    Northrop Grumman Corp. .....       3,360,588
    79,990    Raytheon Co. ...............       3,565,154
    62,520    Siemens AG, ADR(+)..........       5,427,986
                                              ------------
                                                16,263,227
                                              ------------
Technology (5.0%):
    41,564    Embarq Corp.*...............       1,703,708
    30,970    Hewlett-Packard Co. ........         981,130
   166,170    Intel Corp.(+)..............       3,148,922
   183,950    Micron Technology,
                Inc.*(+)..................       2,770,287
    84,530    Motorola, Inc. .............       1,703,280
   356,980    Symantec Corp.*(+)..........       5,547,468
                                              ------------
                                                15,854,795
                                              ------------
Utilities (8.9%):
    86,470    American Electric Power
                Company, Inc. ............       2,961,598
    65,430    Entergy Corp. ..............       4,629,173
    67,660    FirstEnergy Corp. ..........       3,667,849
   148,110    France Telecom SA, ADR(+)...       3,237,685

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN GROWTH AND INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS, CONTINUED
Utilities, continued
   341,895    Sprint Nextel Corp. ........    $  6,834,480
   202,810    Verizon Communications,
                Inc. .....................       6,792,106
                                              ------------
                                                28,122,891
                                              ------------
  Total Common Stocks
    (Cost $275,871,626)                        309,410,683
                                              ------------
COLLATERAL FOR SECURITIES ON LOAN (14.6%):
46,231,974    Northern Trust Liquid
                Institutional Asset
                Portfolio.................      46,231,974
                                              ------------
  Total Collateral for Securities on Loan
    (Cost $46,231,974)                          46,231,974
                                              ------------

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (2.5%):
Federal Home Loan Mortgage Corporation (2.5%):
 7,800,000    4.95%, 7/3/06...............    $  7,796,783
                                              ------------
  Total U.S. Government Sponsored
Enterprise
    (Cost $7,797,855)
                                                 7,796,783
                                              ------------
DEPOSIT ACCOUNT (0.0%):
   121,880    NTRS London Deposit
                Account...................         121,880
                                              ------------
  Total Deposit Account
    (Cost $121,880)                                121,880
                                              ------------
  Total Investments
    (Cost $330,023,335) (a)--114.6%            363,561,320
  Liabilities in excess of other
  assets--(14.6)%                              (46,442,210)
                                              ------------
  Net Assets--100.0%                          $317,119,110
                                              ============

------------

Percentages indicated are based on net assets of $317,119,110.

*   Non-income producing security.

(+) All or a portion of security is loaned as of June 30, 2006.

ADR--American Depositary Receipt.

(a) Cost for federal income tax purposes is $331,458,431. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

    Unrealized appreciation...................  $41,347,047
    Unrealized depreciation...................   (9,244,158)
                                                -----------
    Net unrealized appreciation...............  $32,102,889
                                                ===========

(b) The rate presented represents the effective yield at June 30, 2006.

    The following represents the concentrations by country as of June 30, 2006 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     79.8%
    United Kingdom............................      6.4%
    Germany...................................      4.5%
    Netherlands...............................      3.6%
    Switzerland...............................      2.1%
    France....................................      1.9%
    Japan.....................................      1.0%
    Bermuda...................................      0.7%
                                                  ------
                                                  100.0%
                                                  ======

See accompanying notes to the financial statements.
 4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

                                                               AZL VAN KAMPEN
                                                              GROWTH AND INCOME
                                                                    FUND
                                                              -----------------
ASSETS
Investment securities, at cost..............................    $330,023,335
                                                                ============
Investment securities, at value*............................    $363,561,320
Interest and dividends receivable...........................         370,915
Receivable for capital shares issued........................           1,018
Receivable for investments sold.............................         788,344
                                                                ------------
  Total Assets..............................................     364,721,597
                                                                ------------

LIABILITIES
Payable for investments purchased...........................         475,072
Payable for capital shares redeemed.........................         517,828
Payable for return of cash collateral received..............      46,231,974
Manager fees payable........................................         216,270
Administration fees payable.................................          14,787
Distribution fees payable...................................          65,468
Administrative services fees payable........................           1,515
Compliance services fees payable............................             450
Other accrued liabilities...................................          79,123
                                                                ------------
  Total Liabilities.........................................      47,602,487
                                                                ------------
NET ASSETS..................................................    $317,119,110
                                                                ============

NET ASSETS CONSIST OF:
  Capital...................................................    $250,357,877
  Undistributed net investment income/(loss)................       4,921,330
  Undistributed net realized gains/(losses) on
     investments............................................      28,301,918
  Net unrealized appreciation/(depreciation) on
     investments............................................      33,537,985
                                                                ------------
NET ASSETS..................................................    $317,119,110
                                                                ============
Shares of beneficial interest...............................      24,934,428
Net Asset Value (offering and redemption price per share)...    $      12.72
                                                                ============

------------
*   Includes securities on loan of $45,373,791.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

                                                               AZL VAN KAMPEN
                                                              GROWTH AND INCOME
                                                                    FUND
                                                              -----------------
INVESTMENT INCOME:
Interest....................................................     $   397,556
Dividends...................................................       3,692,755
Income from securities lending..............................          16,528
                                                                 -----------
  Total Investment Income...................................       4,106,839
                                                                 -----------
EXPENSES:
Manager fees................................................       1,222,627
Administration fees.........................................          90,852
Distribution fees...........................................         406,633
Audit fees..................................................           7,187
Administrative services fees................................           2,985
Compliance services fees....................................           2,849
Custodian fees..............................................          11,394
Legal fees..................................................          10,807
Shareholder reports.........................................           9,391
Trustees' fees..............................................           5,800
Recoupment of prior expenses reimbursed by the Manager......         164,246
Other expenses..............................................          53,362
                                                                 -----------
  Total expenses before reductions..........................       1,988,133
  Less expenses voluntarily waived/reimbursed by the
     Manager................................................         (51,580)
  Less expenses paid indirectly.............................         (12,504)
                                                                 -----------
  Net Expenses..............................................       1,924,049
                                                                 -----------
NET INVESTMENT INCOME/(LOSS)................................       2,182,790
                                                                 -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on securities and foreign
  currency transactions.....................................       9,576,584
Change in unrealized appreciation/depreciation on securities
  and foreign currencies....................................      (3,149,523)
                                                                 -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...       6,427,061
                                                                 -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............     $ 8,609,851
                                                                 ===========

See accompanying notes to the financial statements.
 6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      AZL VAN KAMPEN
                                                                  GROWTH AND INCOME FUND
                                                              -------------------------------
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2006             2005
                                                              ----------------   ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $  2,182,790     $  2,736,026
  Net realized gains/(losses) on investments................       9,576,584       19,846,618
  Change in unrealized appreciation/depreciation on
     investments............................................      (3,149,523)       2,043,107
                                                                ------------     ------------
  Change in net assets resulting from operations............       8,609,851       24,625,751
                                                                ------------     ------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................              --         (946,870)
  From net realized gains...................................              --      (10,134,088)
                                                                ------------     ------------
  Change in net assets resulting from dividends to
     shareholders...........................................              --      (11,080,958)
                                                                ------------     ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      19,408,480       70,706,415
  Proceeds from dividends reinvested........................              --       11,080,958
  Cost of shares redeemed...................................     (26,436,747)      (9,043,143)
                                                                ------------     ------------
  Change in net assets from capital transactions............      (7,028,267)      72,744,230
                                                                ------------     ------------
  Change in net assets......................................       1,581,584       86,289,023
NET ASSETS:
  Beginning of period.......................................     315,537,526      229,248,503
                                                                ------------     ------------
  End of period.............................................    $317,119,110     $315,537,526
                                                                ============     ============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $  4,921,330     $  2,738,540
                                                                ============     ============
SHARE TRANSACTIONS:
  Shares issued.............................................       1,527,104        5,875,513
  Dividends reinvested......................................              --          910,515
  Shares redeemed...........................................      (2,114,667)        (759,192)
                                                                ------------     ------------
  Change in shares..........................................        (587,563)       6,026,836
                                                                ============     ============

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                                     YEAR ENDED
                                                   SIX MONTHS ENDED                 DECEMBER 31,                 MAY 1, 2001 TO
                                                       JUNE 30,       ----------------------------------------    DECEMBER 31,
                                                         2006           2005       2004       2003      2002        2001(a)
                                                   ----------------   --------   --------   --------   -------   --------------
                                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............     $  12.36       $  11.76   $  10.37   $   8.21   $  9.70      $ 10.00
                                                       --------       --------   --------   --------   -------      -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................         0.09           0.10       0.09       0.08      0.07         0.06
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................         0.27           0.98       1.34       2.16     (1.49)       (0.30)
                                                       --------       --------   --------   --------   -------      -------
  Total from Investment Activities................         0.36           1.08       1.43       2.24     (1.42)       (0.24)
                                                       --------       --------   --------   --------   -------      -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................           --          (0.04)     (0.04)     (0.08)    (0.07)       (0.06)
  Net Realized Gains..............................           --          (0.44)                   --        --           --
                                                       --------       --------   --------   --------   -------      -------
  Total Dividends.................................           --          (0.48)     (0.04)     (0.08)    (0.07)       (0.06)
                                                       --------       --------   --------   --------   -------      -------
NET ASSET VALUE, END OF PERIOD....................     $  12.72       $  12.36   $  11.76   $  10.37   $  8.21      $  9.70
                                                       ========       ========   ========   ========   =======      =======
TOTAL RETURN*(b)..................................         2.91%          9.24%     13.82%     27.46%   (14.71)%      (2.71)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................     $317,119       $315,538   $229,249   $146,172   $47,721      $16,401
Net Investment Income/(Loss)(c)...................         1.34%          1.02%      0.87%      1.07%     0.94%        1.00%
Expenses Before Reductions**(c)...................         1.19%          1.20%      1.21%      1.29%     1.58%        2.71%
Expenses Net of Reductions(c).....................         1.18%          1.18%      1.17%      1.10%     1.10%        1.10%
Ratio of Expenses Net of Reductions(c) (d)........         1.19%          1.20%       N/A        N/A       N/A          N/A
Portfolio Turnover Rate(b)........................        14.66%         40.15%     53.80%     57.44%    60.56%       56.31%

------------
* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.
 8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN GROWTH AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1. ORGANIZATION

  The Allianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. Effective May 1, 2006, each of the Funds that were previously named with the prefix "USAZ" changed their name to the prefix "AZL."

 --   AZL AIM Basic Value Fund
 --   AZL AIM International Equity Fund
 --   AZL Davis NY Venture Fund
 --   AZL Dreyfus Founders Equity Growth Fund
 --   AZL Dreyfus Premier Small Cap Value Fund
 --   AZL Franklin Small Cap Value Fund
 --   AZL Jennison 20/20 Focus Fund
 --   AZL Jennison Growth Fund
 --   AZL Legg Mason Growth Fund
 --   AZL Legg Mason Value Fund
 --   AZL Money Market Fund
 --   AZL Neuberger Berman Regency Fund
 --   AZL OCC Renaissance Fund
 --   AZL OCC Value Fund
 --   AZL Oppenheimer Developing Markets Fund
 --   AZL Oppenheimer Emerging Growth Fund
 --   AZL Oppenheimer Emerging Technologies Fund
 --   AZL Oppenheimer Global Fund
 --   AZL Oppenheimer International Growth Fund
 --   AZL Oppenheimer Main Street Fund
 --   AZL PIMCO Fundamental IndexPLUS Total Return Fund
 --   AZL Salomon Brothers Large Cap Growth Fund
 --   AZL Salomon Brothers Small Cap Growth Fund
 --   AZL Van Kampen Aggressive Growth Fund
 --   AZL Van Kampen Comstock Fund
 --   AZL Van Kampen Emerging Growth Fund
 --   AZL Van Kampen Equity and Income Fund
 --   AZL Van Kampen Global Franchise Fund
 --   AZL Van Kampen Global Real Estate Fund
 --   AZL Van Kampen Growth and Income Fund
 --   AZL Van Kampen Mid Cap Growth Fund

  Effective May 1, 2006, the USAllianz Variable Insurance Products Trust changed its name to Allianz Variable Insurance Products Trust. These Notes to the Financial Statements are for the AZL Van Kampen Growth and Income Fund (the "Fund").

  The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the AZL Van Kampen Growth and Income Fund in the preparation of its financial statements. The policies conform with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN GROWTH AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing services to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on the trade date on the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN GROWTH AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

  SECURITIES LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, approved by the Trust or Allianz Life Advisers, LLC, the investment manager of the Fund and when, in the judgment of the Trust, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2006, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF         VALUE OF
                                                                 COLLATERAL    LOANED SECURITIES
                                                                 -----------   -----------------
   AZL Van Kampen Growth and Income Fund.......................  $46,231,974      $45,373,791

  The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Assets Portfolio at June 30, 2006. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

  COMMISSION RECAPTURE

  Certain Funds participate in a commission recapture program. The Funds will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Funds, excluding investment advisory fees. The amounts for the Fund are disclosed as expenses paid indirectly on the Statement of Operations.

3. RELATED PARTY TRANSACTIONS

  Allianz Life Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Van Kampen Asset Management ("VKAM"), VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2007.

  The fees payable to the Manager are based on a tiered structure for various net assets levels: the first $100 million at 0.775%, the next $150 million at 0.75%, the next $250 million at 0.725%, and over $500 million at 0.675%. The annual expense limit of the Fund was 1.20%.

  Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN GROWTH AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Fund's expenses to exceed the stated limit during the respective year. At June 30, 2006, the contractual reimbursements that may potentially be made in subsequent years were as follows:

                                                                  EXPIRES      EXPIRES
                                                                 12/31/2006   12/31/2007
                                                                 ----------   ----------
   AZL Van Kampen Growth and Income Fund.......................   $22,319      $63,948

  In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

  Under an Administrative Services Agreement between the Funds and Manager, the Manager provides certain compliance oversight and filing services. The Manager is entitled to an amount equal to a portion of the Manager's quarterly expenses for employees who support the Trust's compliance program. In addition, the Manager is entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission. Fees are paid to the Manager on a quarterly basis and are reflected on the Statement of Operations as "Administrative services fees."

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with which certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex-wide annual base fee of $1,250,000 and an additional complex-wide asset-based fee, computed daily and paid monthly, which is based upon the following schedule:
  0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $5 billion, and 0.01% of net assets over $5 billion. The overall complex-wide level fees are subject to a minimum fee based on $50,000 for each Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes employees available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO"). Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $50,000 for the six months ended June 30, 2006, plus certain out-of-pocket expenses. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2006, $6,236 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the six months ended June 30, 2006, actual Trustee compensation was $203,750 in total for both Trusts.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN GROWTH AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

4. SECURITY PURCHASES AND SALES

  For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   AZL Van Kampen Growth and Income Fund.......................  $48,060,068   $45,541,195

5. OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust's website at https://www.allianzlife.com/ ProductsServices/Annuities/Variable/OptionInfo.aspx; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

                                  ALLIANZ FUNDS

THE ALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND SERVICES.   SANNRPT0606 8/06
THESE FUNDS ARE NOT FDIC INSURED.

                                AZL(R) VAN KAMPEN
                               MID CAP GROWTH FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006
                                  (UNAUDITED)

                                                                   ALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statement of Changes in Net Assets
                                     Page 7

                              Financial Highlights
                                     Page 8

                        Notes to the Financial Statements
                                     Page 9

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN MID CAP GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the AZL Van Kampen Mid Cap Growth Fund, you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AZL Van Kampen Mid Cap Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Van Kampen Mid Cap Growth Fund.....    $1,000.00       $1,030.60          $6.29              1.25%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the AZL Van Kampen Mid Cap Growth Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL Van Kampen Mid Cap Growth Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Van Kampen Mid Cap Growth Fund.....    $1,000.00       $1,018.60          $6.26              1.25%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN MID CAP GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The AZL Van Kampen Mid Cap Growth Fund invested, as a percentage of net assets, in the following industries, as of June 30, 2006.

                                                PERCENT OF
   AZL VAN KAMPEN MID CAP GROWTH FUND          NET ASSETS*
   ----------------------------------          ------------
   Consumer Discretionary....................      33.1%
   Consumer Staples..........................       2.1
   Energy....................................       7.5
   Financials................................      10.3
   Health Care...............................       5.2
   Industrials...............................      19.8
   Information Technology....................      10.0
   Materials.................................       2.3
   Telecommunication Services................       5.9
   Utilities.................................       1.0
   Federal Home Loan Bank....................       2.5
   Short-Term Investments....................      25.5
                                                  -----
                                                  125.2%
                                                  =====

  * Industries are shown as a percentage of net assets, not total investments, as such the total may not equal 100%. For more information about the amounts for each industry, net assets, and total investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN MID CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS (97.2%):
Consumer Discretionary (33.1%):
    93,698    Abercrombie & Fitch
                Co.(+)....................    $  5,193,680
   198,811    Amazon.com, Inc.*(+)........       7,690,008
   103,210    Apollo Group, Inc., Class
                A*(+).....................       5,332,861
    40,955    AutoZone, Inc.*.............       3,612,231
    80,428    Choice Hotels International,
                Inc. .....................       4,873,937
   176,545    Coach, Inc.*................       5,278,696
   109,631    Desarrolladora Homex S.A. de
                C.V., ADR*(+).............       3,596,993
   162,188    Expedia, Inc.*(+)...........       2,427,954
   110,088    Getty Images, Inc.*(+)......       6,991,689
   273,398    Grupo Televisa SA, GDR(+)...       5,279,315
   277,305    Intercontinental Hotels
                Group plc, ADR*(+)........       4,880,575
   113,199    International Game
                Technology................       4,294,770
    60,280    ITT Educational Services,
                Inc.*(+)..................       3,967,027
    72,295    Lamar Advertising Co.*......       3,893,809
    44,233    MDC Holdings, Inc.(+).......       2,297,020
     5,474    NVR, Inc.*(+)...............       2,689,103
   104,043    Station Casinos, Inc.(+)....       7,083,247
    55,172    Weight Watchers
                International, Inc. ......       2,255,983
    83,710    Wendy's International,
                Inc. .....................       4,879,456
    55,648    Wynn Resorts, Ltd.*(+)......       4,078,998
                                              ------------
                                                90,597,352
                                              ------------
Consumer Staples (2.1%):
   110,250    Loews Corp.--Carolina
                Group.....................       5,663,543
                                              ------------
Energy (7.5%):
   152,904    Southwestern Energy
                Co.*(+)...................       4,764,489
   264,400    Ultra Petroleum Corp.*(+)...      15,670,988
                                              ------------
                                                20,435,477
                                              ------------
Financials (10.3%):
   141,108    Brookfield Asset Management,
                Inc., Class A(+)..........       5,731,807
    86,564    Brown & Brown, Inc.(+)......       2,529,400
   187,307    Calamos Asset Management,
                Inc., Class A(+)..........       5,430,030
   156,599    CB Richard Ellis Group,
                Inc., Class A*(+).........       3,899,315
     9,512    Chicago Mercantile Exchange
                Holdings, Inc. ...........       4,671,819
   122,711    Janus Capital Group,
                Inc. .....................       2,196,527
    58,163    Leucadia National Corp. ....       1,697,778
    43,172    St. Joe Co.(+)..............       2,009,225
                                              ------------
                                                28,165,901
                                              ------------

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS, CONTINUED
Health Care (5.2%):
   152,200    Dade Behring Holdings,
                Inc. .....................    $  6,337,608
   101,151    Gen-Probe, Inc.*(+).........       5,460,131
    48,514    Techne Corp.*...............       2,470,333
                                              ------------
                                                14,268,072
                                              ------------
Industrials (19.8%):
   157,432    C.H. Robinson Worldwide,
                Inc.(+)...................       8,391,126
   117,883    ChoicePoint, Inc.*..........       4,923,973
   112,366    Corporate Executive Board
                Co.(+)....................      11,259,072
   180,738    Expeditors International of
                Washington, Inc.(+).......      10,123,135
   194,363    Monster Worldwide, Inc.*....       8,291,526
   143,639    Pentair, Inc.(+)............       4,911,017
    98,369    Stericycle, Inc.*(+)........       6,403,822
                                              ------------
                                                54,303,671
                                              ------------
Information Technology (10.0%):
   444,176    Activision, Inc.*...........       5,054,723
   175,738    Akamai Technologies,
                Inc.*(+)..................       6,359,958
   180,523    Iron Mountain, Inc.*(+).....       6,747,950
   115,458    Netease.com, Inc.*(+).......       2,578,177
   164,566    Red Hat, Inc.*(+)...........       3,850,844
    98,454    Tessera Technologies,
                Inc.*(+)..................       2,707,485
                                              ------------
                                                27,299,137
                                              ------------
Materials (2.3%):
    71,819    Florida Rock Industries.....       3,567,250
    94,331    Meadwestvaco Corp. .........       2,634,665
                                              ------------
                                                 6,201,915
                                              ------------
Telecommunication Services (5.9%):
   208,238    Crown Castle International
                Corp.*(+).................       7,192,541
   157,432    NII Holdings, Inc.*(+)......       8,876,016
                                              ------------
                                                16,068,557
                                              ------------
Utilities (1.0%):
    35,672    Questar Corp.(+)............       2,871,239
                                              ------------
  Total Common Stocks
      (Cost $231,234,704)                      265,874,864
                                              ------------
COLLATERAL FOR SECURITIES ON LOAN (25.5%):
69,847,905    Northern Trust Liquid
                Institutional Asset
                Portfolio.................      69,847,905
                                              ------------
  Total Collateral for Securities on Loan
      (Cost $69,847,905)                        69,847,905
                                              ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (2.5%):
Federal Home Loan Mortgage Corporation (2.5%):
 6,900,000    0.00%, 7/3/06...............       6,897,154
                                              ------------
  Total U.S. Government Sponsored
Enterprise
      (Cost $6,898,103)
                                                 6,897,154
                                              ------------

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN MID CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
  SHARES                                         VALUE
----------                                    ------------
DEPOSIT ACCOUNT (0.0%):
    75,341    TNT Offshore Deposit
                Account...................    $     75,341
                                              ------------
  Total Deposit Account
      (Cost $75,341)                                75,341
                                              ------------
  Total Investments
      (Cost $308,056,053)(a)--125.2%           342,695,264
  Liabilities in excess of other
  assets--(25.2)%                              (68,931,049)
                                              ------------
  Net Assets--100.0%                          $273,764,215
                                              ============

------------

Percentages indicated are based on net assets of $273,764,215.

*   Non-income producing security.

(+) All or a portion of security is loaned as of June 30, 2006.

ADR--American Depositary Receipt

(a) Cost for federal income tax purposes is $308,992,968. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

    Unrealized appreciation...................  $ 46,403,386
    Unrealized depreciation...................   (12,701,090)
                                                ------------
    Net unrealized appreciation...............  $ 33,702,296
                                                ============

(b) The rate presented represents the effective yield at June 30, 2006.

    The following represents the concentrations by country as of June 30, 2006 based upon the total fair value of investments.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     86.2%
    Canada....................................      7.8%
    Mexico....................................      3.3%
    United Kingdom............................      1.8%
    Cayman Islands............................      0.9%
                                                  ------
                                                  100.0%
                                                  ======

See accompanying notes to the financial statements.
 4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

                                                                AZL VAN KAMPEN
                                                              MID CAP GROWTH FUND
                                                              -------------------
ASSETS
Investment securities, at cost..............................     $308,056,053
                                                                 ============
Investments, at value*......................................     $342,695,264
Interest and dividends receivable...........................           58,011
Receivable for capital shares issued........................          967,958
Receivable for investments sold.............................        1,284,285
                                                                 ------------
  Total Assets..............................................      345,005,518
                                                                 ------------

LIABILITIES
Payable for investments purchased...........................        1,083,288
Payable for return of collateral received...................       69,847,905
Manager fees payable........................................          170,160
Administration fees payable.................................           12,471
Distribution fees payable...................................           54,797
Administrative services fees payable........................            1,268
Compliance services fees payable............................              376
Other accrued liabilities...................................           71,038
                                                                 ------------
  Total Liabilities.........................................       71,241,303
                                                                 ------------
NET ASSETS..................................................     $273,764,215
                                                                 ============

NET ASSETS CONSIST OF:
  Capital...................................................     $225,950,418
  Undistributed net investment income/(loss)................          128,119
  Undistributed net realized gains/(losses) on
     investments............................................       13,046,467
  Net unrealized appreciation/(depreciation) on
     investments............................................       34,639,211
                                                                 ------------
NET ASSETS..................................................     $273,764,215
                                                                 ============
Shares of beneficial interest...............................       20,831,931
Net Asset Value (offering and redemption price per share)...     $      13.14
                                                                 ============

------------
*   Includes securities on loan of $68,228,288.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

                                                              AZL VAN KAMPEN
                                                              MID CAP GROWTH
                                                                   FUND
                                                              --------------
INVESTMENT INCOME:
Interest....................................................    $  158,108
Dividends...................................................     1,586,670
Income from securities lending..............................        73,827
                                                                ----------
  Total Investment Income...................................     1,818,605
                                                                ----------
EXPENSES:
Manager fees................................................     1,104,259
Administration fees.........................................        75,438
Distribution fees...........................................       338,273
Audit fees..................................................         5,374
Administrative services fees................................         2,495
Compliance services fees....................................         2,316
Custodian fees..............................................        10,809
Legal fees..................................................         8,301
Shareholder reports.........................................         7,341
Trustees' fees..............................................         4,856
Recoupment of prior expenses reimbursed by the Manager......       131,230
Other expenses..............................................        54,762
                                                                ----------
  Total expenses before reductions..........................     1,745,454
  Less expenses voluntarily waived/reimbursed by the
     Manager................................................       (22,137)
  Less expenses paid indirectly.............................       (32,831)
                                                                ----------
  Net Expenses..............................................     1,690,486
                                                                ----------
NET INVESTMENT INCOME/(LOSS)................................       128,119
                                                                ----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on securities transactions......     4,667,367
Change in unrealized appreciation/depreciation on
  securities................................................        14,244
                                                                ----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...     4,681,611
                                                                ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............    $4,809,730
                                                                ==========

See accompanying notes to the financial statements.
 6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      AZL VAN KAMPEN
                                                                    MID CAP GROWTH FUND
                                                              -------------------------------
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2006             2005
                                                              ----------------   ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $    128,119     $   (905,982)
  Net realized gains/(losses) on investments................       4,667,367        9,742,042
  Change in unrealized appreciation/depreciation on
     investments............................................          14,244       17,940,901
                                                                ------------     ------------
  Change in net assets resulting from operations............       4,809,730       26,776,961
                                                                ------------     ------------
DIVIDENDS TO SHAREHOLDERS:
  From net realized gains...................................              --       (1,704,680)
  Change in net assets resulting from dividends to
     shareholders...........................................              --       (1,704,680)
                                                                ------------     ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      77,378,039      127,592,626
  Proceeds from dividends reinvested........................              --        1,704,680
  Cost of shares redeemed...................................     (37,251,232)     (15,551,619)
                                                                ------------     ------------
  Change in net assets from capital transactions............      40,126,807      113,745,682
                                                                ------------     ------------
  Change in net assets......................................      44,936,537      138,817,963
NET ASSETS:
  Beginning of period.......................................     228,827,678       90,009,715
                                                                ------------     ------------
  End of period.............................................    $273,764,215     $228,827,678
                                                                ============     ============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $    128,119     $         --
                                                                ============     ============
SHARE TRANSACTIONS:
  Shares issued.............................................       5,766,493       10,996,205
  Dividends reinvested......................................              --          139,727
  Shares redeemed...........................................      (2,879,831)      (1,409,608)
                                                                ------------     ------------
  Change in shares..........................................       2,886,662        9,726,324
                                                                ============     ============

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN MID CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                              SIX MONTHS ENDED          YEAR ENDED DECEMBER 31,              MAY 1, 2001 TO
                                  JUNE 30,       --------------------------------------       DECEMBER 31,
                                    2006           2005      2004      2003      2002           2001(A)
                              ----------------   --------   -------   -------   -------   --------------------
                                (UNAUDITED)
NET ASSET VALUE, BEGINNING
  OF PERIOD.................      $  12.75       $  10.95   $  9.35   $  7.28   $  9.61         $ 10.00
                                  --------       --------   -------   -------   -------         -------
INVESTMENT ACTIVITIES:
  Net Investment
     Income/(Loss)..........          0.01          (0.05)    (0.06)    (0.05)    (0.02)          (0.03)
  Net Realized and
     Unrealized
     Gains/(Losses) on
     Investments............          0.38           1.97      1.99      2.12     (2.31)          (0.36)
                                  --------       --------   -------   -------   -------         -------
Total from Investment
  Activities................          0.39           1.92      1.93      2.07     (2.33)          (0.39)
                                  --------       --------   -------   -------   -------         -------
DIVIDENDS TO SHAREHOLDERS
  FROM:
  Net Investment Income.....            --             --        --        --        --              --
  Net Realized Gains........            --          (0.12)    (0.33)       --        --              --
                                  --------       --------   -------   -------   -------         -------
  Total Dividends...........            --          (0.12)    (0.33)       --        --              --
                                  --------       --------   -------   -------   -------         -------
NET ASSET VALUE, END OF
  PERIOD....................      $  13.14       $  12.75   $ 10.95   $  9.35   $  7.28         $  9.61
                                  ========       ========   =======   =======   =======         =======
TOTAL RETURN*(b)............          3.06%         17.54%    21.23%    28.43%   (24.25)%         (3.90)%
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  ($000's)..................      $273,764       $228,828   $90,010   $52,424   $19,053         $ 5,461
Net Investment
  Income/(Loss)(c)..........          0.09%         (0.63)%   (0.77)%   (0.73)%   (0.50)%         (0.68)%
Expenses Before
  Reductions**(c)...........          1.27%          1.30%     1.32%     1.48%     2.31%           4.46%
Expenses Net of
  Reductions(c).............          1.25%          1.24%     1.27%     1.20%     1.20%           1.20%
Expenses Net of
  Reductions(c)(d)..........          1.27%          1.30%      N/A       N/A       N/A             N/A
Portfolio Turnover
  Rate(b)...................         39.00%         83.78%   123.60%   229.34%   179.22%         103.16%

------------
* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.
 8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN MID CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1. ORGANIZATION

  The Allianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of 31 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. Effective May 1, 2006, each of the Funds that were previously named with the prefix "USAZ" changed their name to the prefix "AZL."

 --   AZL AIM Basic Value Fund
 --   AZL AIM International Equity Fund
 --   AZL Davis NY Venture Fund
 --   AZL Dreyfus Founders Equity Growth Fund
 --   AZL Dreyfus Premier Small Cap Value Fund
 --   AZL Franklin Small Cap Value Fund
 --   AZL Jennison 20/20 Focus Fund
 --   AZL Jennison Growth Fund
 --   AZL Legg Mason Growth Fund
 --   AZL Legg Mason Value Fund
 --   AZL Money Market Fund
 --   AZL Neuberger Berman Regency Fund
 --   AZL OCC Renaissance Fund
 --   AZL OCC Value Fund
 --   AZL Oppenheimer Developing Markets Fund
 --   AZL Oppenheimer Emerging Growth Fund
 --   AZL Oppenheimer Emerging Technologies Fund
 --   AZL Oppenheimer Global Fund
 --   AZL Oppenheimer International Growth Fund
 --   AZL Oppenheimer Main Street Fund
 --   AZL PIMCO Fundamental IndexPLUS Total Return Fund
 --   AZL Salomon Brothers Large Cap Growth Fund
 --   AZL Salomon Brothers Small Cap Growth Fund
 --   AZL Van Kampen Aggressive Growth Fund
 --   AZL Van Kampen Comstock Fund
 --   AZL Van Kampen Emerging Growth Fund
 --   AZL Van Kampen Equity and Income Fund
 --   AZL Van Kampen Global Franchise Fund
 --   AZL Van Kampen Global Real Estate Fund
 --   AZL Van Kampen Growth and Income Fund
 --   AZL Van Kampen Mid Cap Growth Fund

  Effective May 1, 2006, the USAllianz Variable Insurance Products Trust changed its name to Allianz Variable Insurance Products Trust. These Notes to the Financial Statements are for the AZL Van Kampen Mid Cap Growth Fund (the "Fund").

  The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN MID CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, securities transactions are recorded on the trade date on the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

  SECURITY LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, approved by the Trust or Allianz Life Advisers, LLC, the investment manager of the Fund and when, in the judgment of the Trust, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2006, the Fund had the following amounts outstanding related to securities lending:

                                                                  VALUE OF         VALUE OF
                                                                 COLLATERAL    LOANED SECURITIES
                                                                 -----------   -----------------
   AZL Van Kampen Mid Cap Growth Fund..........................  $69,847,905      $68,228,288

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN MID CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Assets Portfolio at June 30, 2006. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

  COMMISSION RECAPTURE

  Certain Funds participate in a commission recapture program. The Funds will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Funds, excluding investment advisory fees. The amounts for the Fund are disclosed as expenses paid indirectly on the Statement of Operations.

3. RELATED PARTY TRANSACTIONS

  Allianz Life Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Van Kampen Asset Management ("VKAM"), VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2007.

  The fees payable to the Manager are based on a tiered structure for various net assets levels: the first $100 million at 0.85%, the next $150 million at 0.80%, the next $250 million at 0.775%, and over $500 million at 0.75%. The annual expense limit of the Fund was 1.30%.

  Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2006, there were no contractual reimbursements that may potentially be made in subsequent years.

  In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

  Under an Administrative Services Agreement between the Funds and Manager, the Manager provides certain compliance oversight and filing services. The Manager is entitled to an amount equal to a portion of the Manager's quarterly expenses for employees who support the Trust's compliance program. In addition, the Manager is entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission. Fees are paid to the Manager on a quarterly basis and are reflected on the Statement of Operations as "Administrative services fees."

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with which certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a complex-wide annual base fee of $1,250,000 and an additional complex-wide asset-based fee, computed daily and paid monthly, which is based upon the following schedule:
  0.00% of average total net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $5 billion, and 0.01% of net assets over $5 billion. The overall complex-wide level fees are subject to a minimum fee based on $50,000 for each Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes employees available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO"). Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $50,000 for the six months ended June 30, 2006, plus certain out-of-pocket

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL VAN KAMPEN MID CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  expenses. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2006, $4,628 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the six months ended June 30, 2006, actual Trustee compensation was $203,750 in total for both Trusts.

4. SECURITY PURCHASES AND SALES

  For the six months ended June 30, 2006 purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES        SALES
                                                                 ------------   ------------
   AZL Van Kampen Mid Cap Growth Fund..........................  $142,610,623   $102,800,810

5. OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust's website at
https://www.allianzlife.com/ProductsServices/Annuities/Variable/OptionInfo.aspx;
  and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

                                  ALLIANZ FUNDS

THE ALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND SERVICES.   SANNRPT0606 8/06
THESE FUNDS ARE NOT FDIC INSURED.

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

          NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

          (2) If the registrant provides the disclosure required by paragraph
          (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C.
               80a- 2(a)(19)).

          (3) If the registrant provides the disclosure required by paragraph
          (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

     (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE. INCLUDED IN ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the

Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NO MATERIAL CHANGES OCCURRED DURING THE PERIOD.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

     (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.

     (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Trust


By (Signature and Title)*   /s/ Troy A. Sheets
                            --------------------------------
                            Troy A. Sheets
                            Treasurer

Date September 5, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Troy A. Sheets
                            --------------------------------
                            Troy A. Sheets
                            Treasurer

Date September 5, 2006


By (Signature and Title)*   /s/ Jeffrey Kletti
                            --------------------------------
                            Jeffrey Kletti
                            President

Date September 5, 2006

* Print the name and title of each signing officer under his or her signature.